PERSONAL
ANNUITY
SELECT

[PHOTO]

2001 Semi-Annual Report
--------------------------------------------------------------------------------
                                                                   June 30, 2001

[ ]     TIAA-CREF Life Separate Account VA-1

[ ]     TIAA-CREF Life Funds

        Stock Index Fund

        Growth Equity Fund

        Growth & Income Fund

        International Equity Fund

        Social Choice Equity Fund

                                [TIAA CREF LOGO]

TIAA-CREF LIFE
SEPARATE ACCOUNT VA-1

A NOTE ABOUT THE REPORT'S FORMAT

While most of this report discusses performance of the TIAA-CREF Life Funds, whose portfolios underlie the TIAA-CREF Life Separate Account VA-1, the table below presents a summary of the returns of the accounts of the TIAA-CREF Life Separate Account VA-1 to give you a more complete picture of performance under your Personal Annuity Select contract. These returns reflect not only the performance of the underlying funds after deductions for investment management charges, but also mortality and risk expenses and administrative charges deducted under the contract. This is why the return below is slightly less than the returns of the underlying funds reported on pages 3 through 7.

        You can find additional summary financial information for the TIAA-CREF Life Separate Account VA-1 on page 76.
--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                 AVERAGE ANNUAL COMPOUND               CUMULATIVE RATES
                                  RATES OF TOTAL RETURN                OF TOTAL RETURN
                              ONE YEAR      SINCE LAUNCH(1)      ONE YEAR      SINCE LAUNCH(1)    ANNUAL EXPENSE CHARGE(2)
-------------------------------------------------------------------------------------------------------------------------------
STOCK INDEX ACCOUNT            -14.03%            1.81%           -14.03%           4.58%                   0.37%
GROWTH EQUITY ACCOUNT          -37.08           -32.53            -37.08          -38.84                    0.55
GROWTH & INCOME ACCOUNT        -16.50           -15.47            -16.50          -18.94                    0.53
INTERNATIONAL EQUITY ACCOUNT   -29.94           -31.63            -29.94          -37.81                    0.59
SOCIAL CHOICE EQUITY ACCOUNT   -15.67           -13.86            -15.67          -17.00                    0.48



                                   NET ASSETS (IN MILLIONS)        ACCUMULATION UNIT VALUE
------------------------------------------------------------------------------------------
STOCK INDEX ACCOUNT                        $64.29                            $27.29
GROWTH EQUITY ACCOUNT                       22.86                             16.00
GROWTH & INCOME ACCOUNT                     17.60                             21.73
INTERNATIONAL EQUITY ACCOUNT                 8.37                             14.17
SOCIAL CHOICE EQUITY ACCOUNT                 2.92                             22.16

(1) The launch date was January 4, 1999 for the Stock Index Account and April 3, 2000 for the other accounts.

(2) Annual expenses reflect 0.30 percent charged by the Separate Account on the contract for administrative expenses and mortality and expense risk, and applicable underlying fund fees (0.07 percent for Stock Index, 0.25 percent for Growth Equity, 0.23 percent for Growth & Income, 0.29 percent for International Equity, and 0.18 percent for Social Choice Equity). A portion of the separate account charges and underlying funds fees has been waived. Without waivers, total annual separate account and fund expenses would be 1.50 percent for Stock Index, 1.66 percent for Growth Equity, 1.64 percent for Growth & Income, 1.73 percent for International Equity, and 1.59 percent for Social Choice Equity, and total investment returns would be lower.

DEAR INVESTOR:

This report contains semi-annual performance and financial statements for the TIAA-CREF Life Funds, the underlying investment vehicle for the Personal Annuity Select (PA Select) variable annuity. The PA Select, which is available to the general public, is now offered in 40 states and the District of Columbia. We expect the product to be approved in many of the remaining states in the coming months.*

        In general, the performance of the TIAA-CREF Life Funds over the first six months of 2001 reflected that of the overall securities markets. U.S. Stock markets declined during this period; in some cases, there were significant trends downward, especially in the new economy stocks found in the technology sector. There was little relief to be found among international equities since stocks abroad posted mostly negative performance as well. In this report, you will see that the performance of the funds reported here reflect the overall downward market trend.

        In declining markets, however, the erosive effects of high fees and expenses is all the more visible. The fact is that the PA Select is among the least expensive in the universe of variable annuities. Total annual expenses (including mortality and expense charges and the fees of the underlying TIAA-CREF Life Funds) range from 0.37 to 0.59 percent, after waivers, for its five variable accounts. This range compares with an industry average of over
2.00 percent.**

        Our goal is to provide you with a low-cost quality product backed by excellence in customer service. I am pleased to report that the TIAA-CREF Group of Companies has been named the second most trusted financial services organization in a recent survey by American Banker of more than 18,000 consumers. TIAA-CREF placed ahead of all banks, brokerage firms and insurance companies. We are proud to have earned your trust and we intend to continue to provide the level of service that you expect from TIAA-CREF Life.

/s/ MARTIN E. GALT, III

Martin E. Galt, III
PRESIDENT, TIAA-CREF INVESTMENT PRODUCTS

         | PERSONAL ANNUITY SELECT
CONTENTS | 2001 SEMI-ANNUAL REPORT


TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
PERFORMANCE AT A GLANCE               INSIDE FRONT COVER
TIAA-CREF LIFE FUNDS

Stock Index Fund Performance Report                    3

Growth Equity Fund Performance Report                  4

Growth & Income Fund Performance Report                5

International Equity Fund Performance Report           6

Social Choice Equity Fund Performance Report           7

Statements of Investments                              8

Statements of Assets and Liabilities                  66

Statements of Operations                              67

Statements of Changes in Net Assets                   69

Financial Highlights                                  70

Notes to Financial Statements                         72


TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

Summary Financial Information                         76

The Investment Company Act of 1940 requires TIAA-CREF Life Personal Annuity Select Separate Account to provide its contract owners with this semi-annual report on the financial condition and portfolio holdings of the funds in which it invests. An annual report will also be provided each year towards the end of February.

* The states where approval is pending: Hawaii, Kentucky, Louisiana, Maine, New Hampshire, New Jersey, New Mexico, Oregon, South Carolina, and Tennessee.

** Source: Morningstar Principia Pro Variable Annuity database as of June 30, 2001, tracking 12,155 variable annuity subaccounts.

FROM THE VICE CHAIRMAN:

Economic growth in the United States, and in many nations throughout the world, slowed during the first six months of 2001. Stock exchanges in New York, London, Frankfurt and Tokyo posted declines for the period, leaving no doubt that the prolonged bull market was over, at least for the time being. The S&P 500 Index had lost 6.70 percent at mid-year and the Morgan Stanley Capital International World Index was down 10.66 percent, with the strong U.S. dollar magnifying the foreign declines for American investors. The Nasdaq Composite Index, which contains many technology stocks, fell 12.53.

        The Federal Reserve has reacted to slowing growth by cutting the federal funds rate six times thus far in 2001. The rate at mid-year, 3.75 percent, is the lowest since 1994. In addition, Congress passed a tax package that included an immediate reduction in income taxes intended to provide an additional stimulus to the economy. These measures, along with surprising strength in the levels of consumer spending, may have helped to boost stock prices in the second quarter, but not enough to offset declines earlier in the year.

        The TIAA-CREF Life Funds fell in concert with the overall market during the first half of 2001. The Stock Index Fund closely tracked its benchmark; the other funds trailed their benchmark indices, primarily because of positions in the technology sector. The following report provides detailed commentaries on each fund's performance and a list of each fund's holdings as of June 30, 2001. As with any investment, future returns could differ substantially from past performance, and that is especially true in the case of the newer funds, which were launched on April 3, 2000.

        We remain dedicated to disciplined investing and to keeping expenses low. It is well worth remembering that at times like these, when most funds that invest in equities have fallen with the markets, differences in annual expense charges can affect whether or not an individual fund outperforms another.

/s/ MARTIN L. LEIBOWITZ

Martin L. Leibowitz

VICE CHAIRMAN AND CHIEF INVESTMENT OFFICER
FUND MANAGEMENT

        The TIAA-CREF Life Funds are managed by Teachers Advisors, Inc., whose members are jointly responsible for the day-to-day management of the Funds.

2 PERSONAL ANNUITY SELECT 2001 Semi-Annual Report

STOCK INDEX FUND

INVESTMENT OBJECTIVE

The Stock Index Fund seeks to achieve favorable long-term returns from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by a broad stock market index.

PORTFOLIO PROFILE

-       Tracks the overall market for common stocks publicly traded in the U.S.

-       Benchmarked to the Russell 3000(R) Index.

- Uses a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000(R) Index without actually investing in all 3000 stocks in the index.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The Stock Index Fund posted a return of -6.12 percent for the six month period, closely tracking the -6.11 return of its benchmark, the Russell 3000 Index.

        For the broad domestic stock market the Equity Index Fund attempts to track, the first half of 2001 was a tale of two quarters. During the first three months of the year, the slowing U.S. economy, higher energy prices and weakness in the high-technology sector contributed to a continuation of the decline in equity prices that began in mid-2000 as investors fled stocks and sought shelter in the relative safety of fixed-income investments. The Russell 3000 Index fell
12.15 percent in the first quarter.

        In response to the economic slowdown, the Federal Reserve cut its federal funds rate six times during the first half of 2001. In addition, Congress passed tax cuts, in part designed to stimulate the economy. Helped by these moves and by resilient consumer spending, the stocks of the Russell 3000 gained 6.88 percent in the second quarter, leaving the index with an overall return of -6.11 percent at mid-year.

        Index portfolios, which seek to match the risk and return profile of the market, performed accordingly, with minor differences resulting from slight deviations between a fund's holdings and those of its benchmark, the size of a fund's cash holdings, or a combination of the two. A fund's return also factors in the fund's expense fee. The index does not factor in expenses.

[$10,000 OVER LIFE OF FUND CHART]

                       Russell                  Stock
                        3000*                   Index
                        Index                   Fund
    1/4/99              10000                   10000
   3/31/99              10339                   10392
   6/30/99              11136                   11175
   9/30/99              10403                   10461
  12/31/99              12090                   12120
 3/31/2000              12643                   12630
 6/30/2000              12205                   12221
 9/30/2000              12296                   12318
12/31/2000              11188                   11226
 3/31/2001               9828                    9868
 6/30/2001              10505                   10539

TEN LARGEST HOLDINGS AS OF 6/30/2001

COMPANY                              % OF NET ASSETS        MARKET VALUE
------------------------------------------------------------------------
General Electric Co                       3.96%               $3,633,630
Microsoft Corp                            2.60                 2,390,531
Exxon Mobil Corp                          2.46                 2,258,522
Citigroup, Inc                            2.18                 1,996,507
Pfizer, Inc                               2.07                 1,900,172
AOL Time Warner, Inc                      1.84                 1,691,548
Intel Corp                                1.61                 1,480,313
International Business Machines Corp      1.61                 1,473,972
American International Group, Inc         1.41                 1,297,912
Johnson & Johnson                         1.21                 1,113,450

PERFORMANCE AT A GLANCE AS OF 6/30/2001

                            AVERAGE ANNUAL COMPOUND             CUMULATIVE RATES
                            RATES OF TOTAL RETURN(1)           OF TOTAL RETURN(1)
                           ONE YEAR   SINCE LAUNCH(2)       ONE YEAR   SINCE LAUNCH(2)     ANNUAL EXPENSES(3)
-------------------------------------------------------------------------------------------------------------------
STOCK INDEX FUND           -13.77%        2.13%              -13.77%       5.39%                 0.07%
Russell 3000(R) Index      -13.93         2.00               -13.93        5.05                    --
-------------------------------------------------------------------------------------------------------------------



                               NET ASSETS (IN MILLIONS)
-------------------------------------------------------
STOCK INDEX FUND                      $91.79
Russell 3000(R) Index                     --
-------------------------------------------------------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Stock Index Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Launch date of the Stock Index Fund was 1/4/1999.

(3) Although Teachers Advisors, Inc. (Advisors), the Stock Index Fund's investment adviser, is entitled to an annual fee of 0.30% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual and is guaranteed until July 1, 2006.

                               2001 Semi-Annual Report PERSONAL ANNUITY SELECT 3

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND
INVESTMENT OBJECTIVE

The Growth Equity Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy.(SM) Indexed portion aims to slightly exceed the fund's benchmark, the Russell 3000(R) Growth Index.

- Actively managed portion (approximately 52 percent as of 6/30/01) is concentrated in stocks of rapidly growing companies.

- Actively selects international stocks not in the benchmark as opportunities rise.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The Growth Equity Fund posted a return of -15.45 percent for period, compared with the -13.25 percent return of its benchmark, the Russell 3000 Growth Index, and the -10.59 average return of similar funds, as measured by the Lipper Growth Fund Index.

        Like similar funds, the Growth Equity Fund suffered from the slowdown in the U.S. economy. Positions in the Stock Selection segment (51.8 percent of the account as of June 30) contributed to the account's performance versus its benchmark, as did exposure to technology infrastructure companies such as Oracle and EMC Corporation. Holdings in these large technology companies helped the account's performance during 2000, but they have not been immune to declining demand for technology products and services, and their share prices have slumped during 2001. Performance versus the benchmark also suffered from underweight positions in more defensive technology names, such as IBM.

        Positive factors affecting performance included stock positions within the healthcare sector; holdings in Tyco International Ltd.; and positive stock selection across a wide range of financial-services firms, the most significant of which was American International Group, Inc.

[$10,000 OVER LIFE OF FUND CHART]

                                       Russell         Lipper
                        Growth          3000*          Growth
                        Equity         Growth           Fund
                         Fund           Index          Index
Apr 3, 2000             10000           10000           10000
  6/30/2000              9752            9697            9583
  9/30/2000              9240            9184            9455
 12/31/2000              7271            7231            8306
  3/31/2001              5628            5748            6942
  6/30/2001              6145            6273            7427

TEN LARGEST HOLDINGS AS OF 6/30/2001

COMPANY                           % OF NET ASSETS    MARKET VALUE
-----------------------------------------------------------------
General Electric Co                    7.82%           $4,299,701
Microsoft Corp                         5.53             3,045,049
Pfizer, Inc                            4.84             2,662,684
AOL Time Warner, Inc                   3.67             2,019,300
Intel Corp                             3.49             1,920,760
Wal-Mart Stores, Inc                   2.28             1,254,111
Cisco Systems, Inc                     2.23             1,227,808
Oracle Corp                            2.17             1,193,200
American International Group, Inc      1.98             1,091,340
Home Depot                             1.90             1,042,720

PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                  AVERAGE ANNUAL COMPOUND           CUMULATIVE RATES
                                  RATES OF TOTAL RETURN(1)         OF TOTAL RETURN(1)
                                 ONE YEAR   SINCE LAUNCH(2)    ONE YEAR    SINCE LAUNCH(2)    ANNUAL EXPENSES(3)
------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND               -36.99%       -32.40%         -36.99%        -38.55%                0.25%
Russell 3000(R) Growth Index     -35.31        -31.26          -35.31         -37.27                   --
Lipper Growth Fund Index         -22.49        -21.17          -22.49         -25.72                   --
------------------------------------------------------------------------------------------------------------------



                                      NET ASSETS (IN MILLIONS)
--------------------------------------------------------------
GROWTH EQUITY FUND                            $55.02
Russell 3000(R) Growth Index                      --
Lipper Growth Fund Index                          --
--------------------------------------------------------------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Launch date of the Growth Equity Fund was 4/3/2000.

(3) Although Teachers Advisors, Inc. (Advisors), the Growth Equity Fund's investment adviser, is entitled to an annual fee of 0.46% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual and is guaranteed until July 1, 2006.

4 PERSONAL ANNUITY SELECT 2001 Semi-Annual Report

TIAA-CREF LIFE FUNDS
GROWTH & INCOME FUND

INVESTMENT OBJECTIVE

The Growth & Income Fund seeks a favorable long-term return through capital appreciation and investment income.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy.(SM) Indexed portion aims to slightly exceed the fund's benchmark, the S&P 500.

- Actively managed portion (approximately 41 percent as of 6/30/01) buys stocks believed to be attractively priced that show growth potential and offer a stream of income.

- Occasionally acquires stocks of foreign-based companies not in the benchmark.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The Growth & Income Fund posted a return of -8.10 percent for the period, compared with the -6.70 percent return of its benchmark, the S&P 500 Index, and the -5.26 average returns of similar funds, as measured by the Lipper Growth and Income Fund Index.

        The fund was buoyed by strong stock selection among key consumer noncyclical companies (including overweight positions in Home Depot and Unilever, and an underweight in Coca-Cola, which faced reduced worldwide demand), and across a wide range of stocks within the health care industry (including Abbott Laboratories) and the basic industries sector.

        The fund's performance versus its benchmark was hurt because the fund was slightly underweight in consumer noncyclical companies, (companies that tend to be less affected by the economic cycle), which performed relatively well as investor sentiment shifted away from more growth-oriented sectors. Its performance also suffered by being slightly underweight in Microsoft, whose shares rose following the U.S. federal court antitrust ruling that kept the company intact. The fund was overweight in telecommunications companies such as Lucent Technologies and Level 3 Communications, and it had a large stake in Finnish phone maker Nokia, all of which suffered from widespread weakness throughout the industry.

[$10,000 OVER LIFE OF FUND CHART]

                        Lipper
                       Growth &
                     Income Fund       S&P 500         Growth &
                        Index           Index        Income Fund
Apr 3, 2000             10000           10000           10000
  6/30/2000              9748            9734            9765
  9/30/2000             10035            9640            9713
 12/31/2000              9872            8886            8897
  3/31/2001              9096            7832            7753
  6/30/2001              9589            8291            8176


TEN LARGEST HOLDINGS AS OF 6/30/2001

COMPANY                             % OF NET ASSETS    MARKET VALUE
-------------------------------------------------------------------
General Electric Co                      4.38%           $2,690,805
Microsoft Corp                           3.38             2,077,142
Exxon Mobil Corp                         3.13             1,923,272
Citigroup, Inc                           2.50             1,537,485
AOL Time Warner, Inc                     2.45             1,504,670
Pfizer, Inc                              2.42             1,490,220
Wal-Mart Stores, Inc                     2.05             1,258,698
Intel Corp                               2.03             1,245,933
American International Group, Inc        2.00             1,231,090
Tyco International Ltd                   1.86             1,144,773

PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                     AVERAGE ANNUAL COMPOUND          CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)        OF TOTAL RETURN(1)
                                    ONE YEAR    SINCE LAUNCH(2)   ONE YEAR   SINCE LAUNCH(2)    ANNUAL EXPENSES(3)
--------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND                -16.27%        -14.95%        -16.27%       -18.24%               0.23%
S&P 500 Index                       -14.83         -14.02         -14.83        -17.09                  --
Lipper Growth & income Fund Index    -1.62          -3.29          -1.62         -4.09                  --
--------------------------------------------------------------------------------------------------------------------



                                        NET ASSETS (IN MILLIONS)
----------------------------------------------------------------
GROWTH & INCOME FUND                          $61.46
S&P 500 Index                                     --
Lipper Growth & income Fund Index                 --
----------------------------------------------------------------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth & Income Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Launch date of the Growth & Income Fund was 4/3/2000.

(3) Although Teachers Advisors, Inc. (Advisors), the Growth & Income Fund's investment adviser, is entitled to an annual fee of 0.44% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual and is guaranteed until July 1, 2006.

                               2001 Semi-Annual Report PERSONAL ANNUITY SELECT 5

TIAA-CREF LIFE FUNDS
INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The International Equity Fund seeks favorable long-term returns, mainly through capital appreciation.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy(SM) to achieve favorable returns on international equities.

- Indexed portion of the fund aims to slightly exceed the fund's benchmark, the Morgan Stanley Europe, Australasia, Far East (EAFE) Index.

- Actively managed portion (approximately 41 percent as of 6/30/01) comprises stocks of companies that we believe have strong management and excellent growth prospects.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The International Equity Fund posted a return of -17.15 percent for the period which was 2.28 percent behind its benchmark, the Morgan Stanley EAFE Index, and
4.62 percent behind the average return for similar funds, as measured by the Lipper International Fund Index.

        Despite strong performances among defensive holdings in energy (British Petroleum PLC and Dutch oilfield services provider IHC Caland NV, which benefited from rising energy prices) and financial services (Britain's Lloyds TSB Group PLC, aided by lower interest rates and relatively stable loans), weakness in other industries hurt the fund's performance versus its benchmark. In particular, an overweight in technology companies across Europe--including British electronics equipment firm Spirent PLC and telecommunications giant Marconi PLC, Finnish phone maker Nokia, and German semiconductor manufacturer Infineon Technologies--as well as underweights elsewhere within the sector held returns down despite a slight second-quarter recovery in technology shares.

        During the period the fund was slightly overweight in the European region versus the EAFE benchmark, with an offsetting underweight in shares in the Asia-Pacific region.

[$10,000 OVER LIFE OF FUND CHART]


                        Lipper
                    International   Morgan Stanley  International
                      Fund Index      EAFE Index     Equity Fund
   4/3/2000             10000           10000           10000
  6/30/2000              9530            9604            8938
  9/30/2000              8831            8829            8135
 12/31/2000              8475            8592            7576
  3/31/2001              7369            7412            6391
  6/30/2001              7413            7315            6276


TEN LARGEST HOLDINGS AS OF 6/30/2001

COMPANY                           % OF NET ASSETS   MARKET VALUE
----------------------------------------------------------------
Nokia Oyj                              1.86%            $688,491
Glaxosmithkline Plc                    1.81              667,703
Unilever NV                            1.63              601,766
SAP AG.                                1.59              588,900
International Power Plc                1.55              573,755
Lloyds TSB Group Plc                   1.49              551,751
Diageo Plc                             1.47              541,848
Compass Group Plc                      1.43              527,503
ASM Lithography Holding NV             1.40              518,142
Elsevier NV                            1.39              514,456

PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                      AVERAGE ANNUAL COMPOUND          CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)        OF TOTAL RETURN(1)
                                    ONE YEAR    SINCE LAUNCH(2)   ONE YEAR   SINCE LAUNCH(2)    ANNUAL EXPENSES(3)
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND            -29.78%        -31.23%        -29.78%       -37.24%               0.29%
Morgan Stanley EAFE Index            -23.84         -22.27         -23.84        -26.85                  --
Lipper International Fund Index      -22.21         -21.29         -22.21        -25.86                  --
--------------------------------------------------------------------------------------------------------------------



                                         NET ASSETS (IN MILLIONS)
-----------------------------------------------------------------
INTERNATIONAL EQUITY FUND                        $36.98
Morgan Stanley EAFE Index                            --
Lipper International Fund Index                      --
-----------------------------------------------------------------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the International Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Launch date of the International Equity Fund was 4/3/2000.

(3) Although Teachers Advisors, Inc. (Advisors), the International Equity Fund's investment adviser, is entitled to an annual fee of 0.53% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual and is guaranteed until July 1, 2006.

6 PERSONAL ANNUITY SELECT 2001 Semi-Annual Report

TIAA-CREF LIFE FUNDS
SOCIAL CHOICE EQUITY FUND

INVESTMENT OBJECTIVE

The Social Choice Equity Fund seeks favorable long-term returns that track the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

PORTFOLIO PROFILE

- Attempts to track the return of the S&P 500 Index by investing in companies that pass the fund's social criteria screens.

- Current social criteria excludes investing in companies that do damage to the natural environment, have significant business in weapons production, have a substantial involvement in gaming or gambling operations, produce nuclear energy, or produce or market alcohol or tobacco products. Also excludes investing in stocks of U.S. firms with operations in Northern Ireland that have not adopted the MacBride Principles or the Fair Employment Act of 1989 (Northern Ireland).

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The Social Choice Equity Fund posted a return of -8.49 percent for the period, which was 1.79 percent behind its benchmark, the S&P 500 Index, and 5.63 percent behind the average return for similar funds, as measured by the Lipper Growth & Income Fund Index.

        The fund's social screens resulted in the fund's having a risk-return profile different from that of its benchmark. The fund's environmental screens preclude the ownership of ExxonMobil, which performed well during the period. The fund's defense and nuclear-power screens also eliminated General Electric, the largest component of the S&P 500 Index, in terms of capitalization, and the nuclear-power screen eliminated the Southern Company, a major utility provider.

        These negative factors overcame the performance of the remaining segments of the fund's portfolio, such as financial services, health care and consumer cyclical and noncyclical companies, which more closely tracked their counterparts in the respective segments of the index.

[10,000 OVER LIFE OF FUND CHART]



                        Lipper                         Social
                       Growth &                        Choice
                     Income Fund       S&P 500         Equity
                        Index           Index           Fund
   4/3/2000             10000           10000           10000
  6/30/2000              9748            9734            9843
  9/30/2000             10035            9640            9723
 12/31/2000              9872            8886            9098
  3/31/2001              9096            7832            7990
  6/30/2001              9589            8291            8325

TEN LARGEST HOLDINGS AS OF 6/30/2001

COMPANY                          % OF NET ASSETS   MARKET VALUE
---------------------------------------------------------------
Microsoft Corp                         3.74%           $941,700
Citigroup, Inc                         2.83             713,023
American International Group, Inc      2.35             592,368
AOL Time Warner, Inc                   2.26             568,531
Wal-Mart Stores, Inc                   2.14             538,557
International Business Machines Corp   2.08             522,173
Johnson & Johnson                      2.05             515,750
Intel Corp                             1.98             497,250
Merck & Co, Inc                        1.80             452,930
Verizon Communications, Inc            1.59             399,966

PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                      AVERAGE ANNUAL COMPOUND          CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)        OF TOTAL RETURN(1)
                                    ONE YEAR    SINCE LAUNCH(2)   ONE YEAR   SINCE LAUNCH(2)    ANNUAL EXPENSES(3)
-----------------------------------------------------------------------------------------------------------------------
SOCIAL CHOICE EQUITY FUND           -15.42%       -13.70%          -15.42%      -16.75%               0.18%
S&P 500 Index                       -14.83        -14.02           -14.83       -17.09                  --
Lipper Growth & Income Fund Index    -1.62         -3.29            -1.62        -4.09                  --
-----------------------------------------------------------------------------------------------------------------------



                                       NET ASSETS (IN MILLIONS)
---------------------------------------------------------------
SOCIAL CHOICE EQUITY FUND                    $25.16
S&P 500 Index                                    --
Lipper Growth & Income Fund Index                --
---------------------------------------------------------------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Social Choice Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Launch date of the Social Choice Equity Fund was 4/3/2000.

(3) Although Teachers Advisors, Inc. (Advisors), the Social Choice Equity Fund's investment adviser, is entitled to an annual fee of 0.39% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual and is guaranteed until July 1, 2006.

                               2001 Semi-Annual Report PERSONAL ANNUITY SELECT 7

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

                      STATEMENT OF INVESTMENTS (Unaudited)

                                 June 30, 2001

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
PREFERRED STOCK -- 0.00%
FINANCIAL SERVICES -- 0.00%
      51      *  CORRECTIONS CORP OF AMERICA (CLASS
                   B)                                   $       708
                                                        -----------
                 TOTAL FINANCIAL SERVICES                       708
                                                        -----------
TOTAL PREFERRED STOCK
(Cost $6,402)                                                   708
                                                        -----------
COMMON STOCK -- 99.91%
AEROSPACE AND DEFENSE -- 1.06%
     200         AAR CORP                                     3,420
     150      *  ALLIANT TECHSYSTEMS, INC                    13,485
     100      *  ARMOR HOLDINGS, INC                          1,500
     138      *  AVIALL, INC                                  1,513
   6,572         BOEING CO                                  365,403
      89      *  DRS TECHNOLOGIES, INC                        2,045
   1,538      *  ECHOSTAR COMMUNICATIONS CORP (CLASS
                   A)                                        49,861
      49         ENGINEERED SUPPORT SYSTEMS, INC              1,920
   1,505         GENERAL DYNAMICS CORP                      117,104
   6,562      *  GENERAL MOTORS CORP (CLASS H)              132,880
     100      *  HEXCEL CORP                                  1,275
     200         KAMAN CORP (CLASS A)                         3,540
   2,672         LOCKHEED MARTIN CORP                        98,997
     600         NORTHROP GRUMMAN CORP                       48,060
     300      *  ORBITAL SCIENCES CORP                        1,164
     200      *  PANAMSAT CORP                                7,776
     200      *  PEGASUS COMMUNICATIONS CORP                  4,500
     744         PERKINELMER, INC                            20,482
     400         PRECISION CASTPARTS CORP                    14,968
   2,573         RAYTHEON CO                                 68,313
     335      *  REMEC, INC                                   4,154
     185      *  TELEDYNE TECHNOLOGIES, INC                   2,812
     140      *  TRIUMPH GROUP, INC                           6,860
     100      *  VIASAT, INC                                  2,388
                                                        -----------
                 TOTAL AEROSPACE AND DEFENSE                974,420
                                                        -----------
BASIC INDUSTRIES -- 3.43%
   1,700         AIR PRODUCTS & CHEMICALS, INC               77,775
     400      *  AIRGAS, INC                                  4,760
     600         AK STEEL HOLDING CORP                        7,524
     100      *  ALBANY INTERNATIONAL CORP (CLASS A)
                   (NEW)                                      1,890
     200         ALBEMARLE CORP                               4,634
   6,509         ALCOA, INC                                 256,454
     600         ALLEGHENY TECHNOLOGIES, INC                 10,854
     100         AMCOL INTERNATIONAL CORP                       600
     445      *  AMERICAN STANDARD COS, INC                  26,744
      40         AMERICAN WOODMARK CORP                       1,536
      27         AMERON INTERNATIONAL CORP                    1,802
     300         APTARGROUP, INC                              9,729
     100         ARCH CHEMICALS, INC                          2,183
     272         ARCH COAL, INC                               7,036
     300      *  ARMSTRONG HOLDINGS, INC                      1,065
     200         BALL CORP                                    9,512
     373         BEMIS CO                                    14,983
   1,000      *  BETHLEHEM STEEL CORP                         2,020
     600         BLACK & DECKER CORP                         23,676

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     363         BOISE CASCADE CORP                     $    12,766
     370         BOWATER, INC                                16,553
     100         BRUSH ENGINEERED MATERIALS, INC              1,600
     200      *  BUCKEYE TECHNOLOGIES, INC                    2,880
     700         CABOT CORP                                  25,214
     268      *  CABOT MICROELECTRONICS CORP                 16,616
     200         CALGON CARBON CORP                           1,570
     172         CAMBREX CORP                                 8,699
     200         CARAUSTAR INDUSTRIES, INC                    1,840
     200         CARLISLE COS, INC                            6,974
     100         CARPENTER TECHNOLOGY CORP                    2,929
     100         CENTEX CONSTRUCTION PRODUCTS, INC            3,250
     444         CENTEX CORP                                 18,093
     100         CENTURY ALUMINUM CO                          1,604
     400      *  CHAMPION ENTERPRISES, INC                    4,552
     100         CHEMED CORP                                  3,614
     100         CHEMFIRST, INC                               2,620
     100         CHESAPEAKE CORP                              2,475
     200         CLARCOR, INC                                 5,370
     800         CLAYTON HOMES, INC                          12,576
     100         CLEVELAND-CLIFFS, INC                        1,850
     700      *  COLLINS & AIKMAN CORP                        4,340
     300      *  COMFORT SYSTEMS U.S.A., INC                  1,086
     100         COMMERCIAL METALS CO                         3,203
     200         CONSOL ENERGY, INC                           5,060
     205      *  CORVAS INTERNATIONAL, INC                    2,414
     800         CROMPTON CORP                                8,720
      49         CROSSMANN COMMUNITIES, INC                   1,944
   1,000      *  CROWN CORK & SEAL CO, INC                    3,750
     300      *  CYTEC INDUSTRIES, INC                       11,400
     400      *  DAL-TILE INTERNATIONAL, INC                  7,420
     100      *  DEL WEBB CORP                                3,869
     100         DELTIC TIMBER CORP                           2,880
     200      *  DIONEX CORP                                  6,650
   6,756         DOW CHEMICAL CO                            224,637
   7,813         DU PONT (E.I.) DE NEMOURS & CO             376,899
     200      *  EARTHSHELL CORP                                680
     600         EASTMAN CHEMICAL CO                         28,578
     906         ECOLAB, INC                                 37,118
     100         ELCOR CORP                                   2,025
     100      *  EMCOR GROUP, INC                             3,615
     525      *  ENCOMPASS SERVICES CORP                      4,698
     100      *  ENERGY CONVERSION DEVICES, INC               2,800
   1,000         ENGELHARD CORP                              25,790
     500      *  ETHYL CORP                                     675
     100     b*  FAMILY GOLF CENTERS, INC                         2
     252         FERRO CORP                                   5,496
     300         FLEETWOOD ENTERPRISES, INC                   4,224
     100         FLORIDA ROCK INDUSTRIES, INC                 4,690
     600         FLUOR CORP (NEW)                            27,090
     177      *  FMC CORP                                    12,135
     610      *  FREEPORT-MCMORAN COPPER & GOLD, INC
                   (CLASS B)                                  6,740
     100         FULLER (H.B.) CO                             4,990
     100         GENTEK, INC                                    530
     200         GEORGIA GULF CORP                            3,100

 8  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT       See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
BASIC INDUSTRIES -- (CONTINUED)
   1,717         GEORGIA-PACIFIC CORP (GEORGIA
                   PACIFIC GROUP)                       $    58,120
     600         GEORGIA-PACIFIC CORP (TIMBER CO)            21,450
      97         GLATFELTER (P.H.) CO                         1,383
     739         GOODRICH CORP                               28,067
     500     b*  GRACE W.R. & CO                                875
     235         GRANITE CONSTRUCTION, INC                    5,973
     300         GREAT LAKES CHEMICAL CORP                    9,255
     100         GREIF BROTHERS CORP (CLASS A)                3,035
     800      *  HERCULES, INC                                9,040
   2,000         HOMESTAKE MINING CO                         15,500
     462         HORTON (D.R.), INC                          10,487
      99      *  HOVNANIAN ENTERPRISES, INC (CLASS
                   A)                                         1,436
     700         IMC GLOBAL, INC                              7,140
     200      *  INSITUFORM TECHNOLOGIES, INC (CLASS
                   A)                                         7,300
     200      *  INTEGRATED ELECTRICAL SERVICES, INC          1,950
   3,620         INTERNATIONAL PAPER CO                     129,234
     100      *  INTERNATIONAL SPECIALTY PRODUCTS,
                   INC                                        1,060
     100         INTERPOOL, INC                               1,570
     100      *  IVEX PACKAGING CORP                          1,900
     200      *  JACOBS ENGINEERING GROUP, INC               13,046
     200      *  KAISER ALUMINUM CORP                           796
     264         KB HOME                                      7,964
   3,988         KIMBERLY-CLARK CORP                        222,929
     200         LAFARGE CORP                                 6,702
     388         LENNAR CORP                                 16,179
     300         LENNOX INTERNATIONAL, INC                    3,285
     200      *  LONE STAR TECHNOLOGIES, INC                  7,240
     400         LONGVIEW FIBRE CO                            4,928
     800         LOUISIANA PACIFIC CORP                       9,384
      70         LSI INDUSTRIES, INC                          1,637
     700     b*  LTV CORP                                        91
     400         LUBRIZOL CORP                               12,420
     796         LYONDELL CHEMICAL CO                        12,242
      44         M/I SCHOTTENSTEIN HOMES, INC                 1,738
     100         MACDERMID, INC                               1,800
     400         MARTIN MARIETTA MATERIALS, INC              19,796
   3,446         MASCO CORP                                  86,012
     500         MASSEY ENERGY CO                             9,880
     200      *  MATTSON TECHNOLOGY, INC                      3,496
     150         MDC HOLDINGS, INC                            5,310
     700         MEAD CORP                                   18,998
     200         METALS U.S.A., INC                             420
     270         METRIS COS, INC                              9,101
     500         MILLENNIUM CHEMICALS, INC                    7,525
     146         MINERALS TECHNOLOGIES, INC                   6,266
     100      *  MOBILE MINI, INC                             3,298
     284         MONSANTO CO                                 10,508
     200      *  MUELLER INDUSTRIES, INC                      6,582
     300      *  NATIONAL STEEL CORP (CLASS B)                  516
     100      *  NCI BUILDING SYSTEMS, INC                    1,825
   1,494         NEWMONT MINING CORP                         27,803
     113         NL INDUSTRIES, INC                           1,565
     100      *  NORTEK, INC                                  3,122
     100         NS GROUP, INC                                1,335
     600         NUCOR CORP                                  29,334

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
      88      *  NVR, INC                               $    13,024
     200      *  OAKLEY, INC                                  3,700
     300         OLIN CORP                                    5,097
     200         OM GROUP, INC                               11,250
     300         OMNOVA SOLUTIONS, INC                        2,184
     400     b*  OWENS CORNING                                  804
   1,100      *  OWENS-ILLINOIS, INC                          7,458
     300      *  PACKAGING CORP OF AMERICA                    4,659
   1,200      *  PACTIV CORP                                 16,080
     100      *  PALM HARBOR HOMES, INC                       2,175
     112      *  PEABODY ENERGY CORP                          3,668
      89         PENN ENGINEERING & MANUFACTURING
                   CORP                                       1,557
      60         PENN VIRGINIA CORP                           1,974
     354         PENTAIR, INC                                11,965
     672         PHELPS DODGE CORP                           27,888
     400         PLUM CREEK TIMBER CO, INC                   11,252
     581         POLYONE CORP                                 6,048
     100         POPE & TALBOT, INC                           1,291
     200         POTLATCH CORP                                6,882
   1,276         PPG INDUSTRIES, INC                         67,079
   1,200         PRAXAIR, INC                                56,400
     234         PULTE HOMES, INC                             9,975
     100         QUANEX CORP                                  2,590
     200         RAYONIER, INC                                9,290
     100         RELIANCE STEEL & ALUMINUM CO                 2,525
     100         ROCK-TENN CO (CLASS A)                       1,225
   1,155         ROHM & HAAS CO                              37,999
     800         RPM, INC                                     7,360
     100      *  RTI INTERNATIONAL METALS, INC                1,525
     200         RYERSON TULL, INC                            2,698
     100         RYLAND GROUP, INC                            5,060
     223      *  SCHULER HOMES, INC (CLASS A)                 3,019
     200         SCHULMAN (A.), INC                           2,700
     200      *  SCICLONE PHARMACEUTICALS, INC                1,166
     600      *  SEALED AIR CORP                             22,350
     200      *  SHAW GROUP, INC                              8,020
   1,000         SHERWIN-WILLIAMS CO                         22,200
     600         SIGMA ALDRICH CORP                          23,172
     100      *  SIMPSON MANUFACTURING CO, INC                6,050
   1,288      *  SMURFIT-STONE CONTAINER CORP                20,865
     800         SOLUTIA, INC                                10,200
     700         SONOCO PRODUCTS CO                          17,416
     113         SOUTHERN PERU COPPER CORP                    1,395
     100         SPARTECH CORP                                2,415
     200         ST. JOE CO                                   5,378
     200         STANDARD-PACIFIC CORP                        4,630
     600         STANLEY WORKS                               25,128
     188      *  STEEL DYNAMICS, INC                          2,350
     300      *  STILLWATER MINING CO                         8,775
     300         TEMPLE-INLAND, INC                          15,987
     200         TEXAS INDUSTRIES, INC                        6,878
     200      *  TOLL BROTHERS, INC                           7,862
     124         TREDEGAR CORP                                2,374
     100         UNIVERSAL FOREST PRODUCTS, INC               2,250
     100      *  URS CORP                                     2,700
     600         USEC, INC                                    5,058

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                               Annuity Select  9

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
BASIC INDUSTRIES -- (CONTINUED)
     300     b*  USG CORP                               $     1,266
     600         USX (U.S. STEEL GROUP)                      12,090
      60      *  VELOCITYHSI, INC                                 2
     700         VULCAN MATERIALS CO                         37,625
     200     b*  WASHINGTON GROUP INTERNATIONAL, INC             13
      30      *  WATER PIK TECHNOLOGIES, INC                    253
     200         WATSCO, INC                                  2,820
     400         WAUSAU-MOSINEE PAPER CORP                    5,156
     100         WD-40 CO                                     2,610
     200         WELLMAN, INC                                 3,580
     100         WEST PHARMACEUTICAL SERVICES, INC            2,700
     678         WESTVACO CORP                               16,468
   1,600         WEYERHAEUSER CO                             87,952
     800         WILLAMETTE INDUSTRIES, INC                  39,600
     100      *  WOLVERINE TUBE, INC                          1,657
     500         WORTHINGTON INDUSTRIES, INC                  6,800
     300         YORK INTERNATIONAL CORP                     10,506
                                                        -----------
                 TOTAL BASIC INDUSTRIES                   3,151,636
                                                        -----------
CONSUMER CYCLICAL -- 11.11%
     202      *  99 CENTS ONLY STORES                         6,049
     100         AARON RENTS, INC                             1,700
     700      *  ABERCROMBIE & FITCH CO (CLASS A)            31,150
     100         ACKERLEY GROUP, INC                          1,121
     100      *  ACME COMMUNICATIONS, INC                       821
     102      *  ACTION PERFORMANCE COS, INC                  2,550
     300      *  ACTV, INC                                      999
     517      *  ADELPHIA COMMUNICATIONS CORP (CLASS
                   A)                                        21,197
     100         ADVANCED MARKETING SERVICES, INC             2,085
      54      *  ALLIANCE GAMING CORP                         2,120
     100      *  AMERCO                                       2,230
     100      *  AMERICAN AXLE & MANUFACTURING
                   HOLDINGS, INC                              1,700
     100      *  AMERICAN CLASSIC VOYAGES CO                    298
     368      *  AMERICAN EAGLE OUTFITTERS, INC              12,968
     500         AMERICAN GREETINGS CORP (CLASS A)            5,500
     556      *  AMERICREDIT CORP                            28,884
     100      *  ANCHOR GAMING, INC                           6,462
     200      *  ANNTAYLOR STORES CORP                        7,160
  31,916      *  AOL TIME WARNER, INC                     1,691,548
     211         APOGEE ENTERPRISES, INC                      2,635
     720      *  APOLLO GROUP, INC (CLASS A)                 30,564
      43      *  APOLLO GROUP, INC-UNIVERSITY OF
                   PHOENIX ONLINE                             1,827
     300         APPLEBEE'S INTERNATIONAL, INC                6,003
     100         ARCTIC CAT, INC                              1,450
     200      *  ARGOSY GAMING CO                             5,552
     500         ARVINMERITOR, INC                            8,370
  19,431      *  A T & T CORP - LIBERTY MEDIA GROUP
                   (CLASS A)                                339,848
     700         AUTOLIV, INC                                12,096
     300      *  AZTAR CORP                                   3,630
     200      *  BALLY TOTAL FITNESS HOLDING CORP             5,922
     100         BANDAG, INC                                  2,730
     100         BARNES GROUP, INC                            2,470
     200      *  BE FREE, INC                                   244

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
   2,141      *  BED BATH & BEYOND, INC                 $    64,230
     584         BELO (A.H.) CORP SERIES A                   11,002
     800      *  BIG LOTS, INC                               10,944
     200         BLOCKBUSTER, INC (CLASS A)                   3,650
     300         BOB EVANS FARMS, INC                         5,400
     200      *  BOCA RESORTS, INC (CLASS A)                  2,946
     200         BORGWARNER, INC                              9,924
     300         BOWNE & CO, INC                              3,450
     300      *  BOYD GAMING CORP                             1,725
     400      *  BOYDS COLLECTION LTD                         4,968
     800      *  BRINKER INTERNATIONAL, INC                  20,680
     100         BROWN SHOE CO, INC                           1,805
     600         BRUNSWICK CORP                              14,418
     100      *  BUCA, INC                                    2,175
     100      *  BUCKLE, INC                                  1,890
     100         BURLINGTON COAT FACTORY WAREHOUSE
                   CORP                                       2,000
     658      *  CABLEVISION SYSTEMS CORP (CLASS A)          38,493
     450      *  CABLEVISION SYSTEMS CORP (RAINBOW
                   MEDIA GROUP)                              11,610
     111      *  CALIFORNIA PIZZA KITCHEN, INC                2,580
     600         CALLAWAY GOLF CO                             9,480
     304      *  CATALINA MARKETING CORP                      9,275
     100         CATO CORP (CLASS A)                          1,952
     400         CBRL GROUP, INC                              6,780
     350      *  CEC ENTERTAINMENT, INC                      17,272
     100      *  CHAMPIONSHIP AUTO RACING TEAMS, INC          1,600
     155      *  CHARLOTTE RUSSE HOLDING, INC                 4,154
     700      *  CHARMING SHOPPES, INC                        4,200
     800      *  CHARTER COMMUNICATIONS (CLASS A)            18,680
     165      *  CHICO'S FAS, INC                             4,908
     100      *  CHILDREN'S PLACE RETAIL STORES, INC          2,680
     322      *  CHOICE HOTELS INTERNATIONAL, INC             4,830
     103      *  CHRIS-CRAFT INDUSTRIES, INC                  7,354
     107      *  CHRISTOPHER & BANKS CORP                     3,488
      34         CHURCHILL DOWNS, INC                           852
     300         CLAIRE'S STORES, INC                         5,808
   3,602      *  CLEAR CHANNEL COMMUNICATIONS, INC          225,845
     100         COACHMEN INDUSTRIES, INC                     1,325
     100      *  COLUMBIA SPORTSWEAR CO                       5,099
   7,082      *  COMCAST CORP (CLASS A) (SPECIAL)           307,358
     500         COOPER TIRE & RUBBER CO                      7,100
     300      *  COPART, INC                                  8,775
   1,389      *  COX COMMUNICATIONS, INC (CLASS A)           61,532
     200      *  COX RADIO, INC (CLASS A)                     5,570
     100      *  CROWN MEDIA HOLDINGS, INC (CLASS A)          1,855
     300      *  CUMULUS MEDIA, INC (CLASS A)                 4,074
   1,100         DANA CORP                                   25,674
     700         DANAHER CORP                                39,200
     884         DARDEN RESTAURANTS, INC                     24,663
   4,288         DELPHI AUTOMOTIVE SYSTEMS CORP              68,307
     100      *  DIGITAL IMPACT, INC                            125
     480         DILLARD'S, INC (CLASS A)                     7,329
     149      *  DIRECT FOCUS, INC                            7,077
  15,752         DISNEY (WALT) CO                           455,075
   2,001         DOLLAR GENERAL CORP                         39,019

 10  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
     200      *  DOLLAR THRIFTY AUTOMOTIVE GROUP,
                   INC                                  $     4,800
     729      *  DOLLAR TREE STORES, INC                     20,295
     300         DONALDSON CO, INC                            9,345
     814         DONNELLEY (R.R.) & SONS CO                  24,175
     100         DOVER DOWNS ENTERTAINMENT, INC               1,540
     329         DOW JONES & CO, INC                         19,644
     100      *  DRESS BARN, INC                              2,275
     100      *  DURA AUTOMOTIVE SYSTEMS, INC                 1,600
   2,174         EASTMAN KODAK CO                           101,482
      70      *  ELIZABETH ARDEN, INC                         1,708
     258      *  EMMIS COMMUNICATIONS CORP (CLASS A)          7,933
     200      *  ENTERCOM COMMUNICATIONS CORP                10,722
     290      *  ENTRAVISION COMMUNICATIONS CORP              3,567
     300         EQUITY INNS, INC                             2,940
     200         EXIDE CORP                                   2,300
     500      *  EXTENDED STAY AMERICA, INC                   7,500
     200         FACTSET RESEARCH SYSTEMS, INC                7,140
   1,000         FAMILY DOLLAR STORES, INC                   25,630
     100         FEDDERS CORP                                   520
     500         FEDERAL-MOGUL CORP                             845
   1,382      *  FEDERATED DEPARTMENT STORES, INC            58,735
     225         FELCOR LODGING TRUST, INC                    5,265
      30         FISHER COMMUNICATIONS, INC                   2,186
      46         FLORIDA EAST COAST INDUSTRIES, INC
                   (CLASS B)                                  1,623
     100      *  FOOTSTAR, INC                                3,440
  13,731         FORD MOTOR CO (NEW)                        337,096
     100         FOREST CITY ENTERPRISES, INC (CLASS
                   A)                                         5,500
     100      *  FOSSIL, INC                                  2,075
   1,000      *  FOX ENTERTAINMENT GROUP, INC (CLASS
                   A)                                        27,900
     125         FRED'S, INC                                  3,218
     200         G & K SERVICES, INC (CLASS A)                5,380
   1,983         GANNETT CO, INC                            130,679
   4,526         GAP, INC                                   131,254
     100      *  GAYLORD ENTERTAINMENT CO                     2,880
   1,430      *  GEMSTAR-TV GUIDE INTERNATIONAL, INC         62,920
     300         GENCORP, INC                                 3,840
   4,111         GENERAL MOTORS CORP                        264,542
     200      *  GENESCO, INC                                 6,720
      89      *  GENESISINTERMEDIA, INC                       1,668
     600      *  GENTEX CORP                                 16,722
   1,300         GENUINE PARTS CO                            40,950
   1,032         GOODYEAR TIRE & RUBBER CO                   28,896
     350         GRACO, INC                                  11,550
       5         GREY GLOBAL GROUP, INC                       3,325
     100      *  GROUP 1 AUTOMOTIVE, INC                      2,960
     100      *  GUESS?, INC                                    670
     100      *  GUITAR CENTER, INC                           2,113
     210      *  GYMBOREE CORP                                1,785
     200      *  HANDLEMAN CO                                 3,350
     400         HARCOURT GENERAL, INC                       23,276
   2,267         HARLEY-DAVIDSON, INC                       106,730
     200         HARMAN INTERNATIONAL INDUSTRIES,
                   INC                                        7,618
     900      *  HARRAH'S ENTERTAINMENT, INC                 31,770
     300         HARTE-HANKS, INC                             7,428

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     100         HAVERTY FURNITURE COS, INC             $     1,495
     100      *  HAYES LEMMERZ INTERNATIONAL, INC               640
     126      *  HEARST-ARGYLE TELEVISION, INC                2,520
   2,453         HILTON HOTELS CORP                          28,454
     700      *  HISPANIC BROADCASTING CORP                  20,083
     300         HOLLINGER INTERNATIONAL, INC                 4,125
     300      *  HOLLYWOOD ENTERTAINMENT CORP                 2,538
     200      *  HOT TOPIC, INC                               6,220
     200         HOUGHTON MIFFLIN CO                         11,986
     200      *  IHOP CORP (NEW)                              5,370
     100      *  INFORMATION HOLDINGS, INC                    3,230
     300      *  INSIGHT COMMUNICATIONS CO, INC               7,500
     275         INTERACTIVE DATA CORP                        2,475
     554      *  INTERNATIONAL GAME TECHNOLOGY               34,763
     200         INTERNATIONAL SPEEDWAY CORP (CLASS
                   A)                                         8,400
   2,377         INTERPUBLIC GROUP OF COS, INC               69,764
     350      *  INTERTAN, INC                                4,900
     600         INTIMATE BRANDS, INC                         9,042
     100      *  INTRANET SOLUTIONS, INC                      3,805
     200      *  ISLE OF CAPRI CASINOS, INC                   1,880
     300      *  JACK IN THE BOX, INC                         7,830
     100      *  JAKKS PACIFIC, INC                           1,870
     650         JOHNSON CONTROLS, INC                       47,105
     822      *  JONES APPAREL GROUP, INC                    35,510
     201      *  JOURNAL REGISTER CO                          3,236
   3,700      *  KMART CORP                                  42,439
     200         KELLWOOD CO                                  4,620
     100      *  KENNETH COLE PRODUCTIONS, INC
                   (CLASS A)                                  2,015
     200      *  KEY3MEDIA GROUP, INC                         2,322
     200         KIMBALL INTERNATIONAL, INC (CLASS
                   B)                                         3,620
     156         KIRBY CORP                                   3,845
     527         KNIGHT RIDDER, INC                          31,251
   2,135      *  KOHLS CORP                                 133,928
     306      *  KRISPY KREME DOUGHNUTS, INC                 12,240
     400      *  LAMAR ADVERTISING CO (CLASS A)              17,600
     100         LANDRY'S RESTAURANTS, INC                    1,700
     100      *  LANDS' END, INC                              4,015
     100         LASALLE HOTEL PROPERTIES                     1,782
     400         LA-Z-BOY, INC                                7,400
     461      *  LEAR CORP                                   16,088
     300         LEE ENTERPRISES, INC                         9,900
   1,500         LEGGETT & PLATT, INC                        33,045
     100         LIBBEY, INC                                  3,971
     100      *  LIBERTY DIGITAL, INC (CLASS A)                 609
     100      *  LIFEMINDERS, INC                               158
   2,560         LIMITED, INC                                42,291
     300      *  LINENS 'N THINGS, INC                        8,196
     400         LIZ CLAIBORNE, INC                          20,180
     100      *  LODGENET ENTERTAINMENT CORP                  1,750
     200         LONE STAR STEAKHOUSE & SALOON, INC           2,598
     200      *  LUBY'S, INC                                  1,958
     400      *  MANDALAY RESORT GROUP                       10,960
     200         MARCUS CORP                                  2,790
      60         MARINE PRODUCTS CORP                           255
   1,438         MARRIOTT INTERNATIONAL, INC (CLASS
                   A)                                        68,074

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  11

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
     100      *  MARTHA STEWART LIVING OMNIMEDIA,
                   INC (CLASS A)                        $     2,310
   2,306         MAY DEPARTMENT STORES CO                    79,003
     600         MAYTAG CORP                                 17,556
     100         MCCLATCHY CO (CLASS A)                       3,910
   9,710         MCDONALD'S CORP                            262,752
   1,472         MCGRAW-HILL COS, INC                        97,372
     100         MEDIA GENERAL, INC (CLASS A)                 4,600
     200      *  MEDIACOM COMMUNICATIONS CORP                 2,800
     200      *  MEN'S WEARHOUSE, INC                         5,520
     300         MEREDITH CORP                               10,743
      89      *  METRO ONE TELECOMMUNICATIONS, INC            5,773
     271      *  METRO-GOLDWYN-MAYER, INC                     6,138
     400      *  MGM MIRAGE                                  11,984
     200      *  MICHAELS STORES, INC                         8,200
     100      *  MICROS SYSTEMS, INC                          2,200
     100         MIDAS, INC                                   1,260
     200      *  MIDWAY GAMES, INC                            3,700
     200         MODINE MANUFACTURING CO                      5,516
     300      *  MOHAWK INDUSTRIES, INC                      10,560
     100      *  MONACO COACH CORP                            3,320
     300      *  MSC INDUSTRIAL DIRECT CO (CLASS A)           5,220
     126      *  MTR GAMING GROUP, INC                        1,701
     110         MYERS INDUSTRIES, INC                        1,661
     100         NATIONAL GOLF PROPERTIES, INC                2,725
     200      *  NAUTICA ENTERPRISES, INC                     4,086
     300      *  NBC INTERNET, INC (CLASS A)                    648
     300      *  NEIMAN MARCUS GROUP, INC (CLASS A)           9,300
     200      *  NETCENTIVES, INC                               104
   1,200         NEW YORK TIMES CO (CLASS A)                 50,400
     563         NIKE, INC (CLASS B)                         23,640
     800         NORDSTROM, INC                              14,840
     100      *  NPC INTERNATIONAL, INC                       1,080
     100      *  O'CHARLEYS, INC                              1,938
   1,388         OMNICOM GROUP, INC                         119,368
     100      *  ON COMMAND CORP                                450
     200      *  ON2 TECHNOLOGIES, INC                           86
     300      *  O'REILLY AUTOMOTIVE, INC                     8,610
     100         OSHKOSH B'GOSH, INC (CLASS A)                3,325
     100         OSHKOSH TRUCK CORP                           4,425
     500      *  OUTBACK STEAKHOUSE, INC                     14,400
      69      *  P.F. CHANG'S CHINA BISTRO, INC               2,615
     200      *  PACIFIC SUNWEAR CALIFORNIA, INC              4,486
      70      *  PANERA BREAD CO (CLASS A)                    2,209
     100      *  PAPA JOHN'S INTERNATIONAL, INC               2,535
   1,900      *  PARK PLACE ENTERTAINMENT CORP               22,990
     100      *  PARKERVISION, INC                            2,615
     200      *  PAYLESS SHOESOURCE, INC                     12,940
   2,000         PENNEY, (J.C.) CO, INC                      52,720
     200         PENTON MEDIA, INC                            3,500
     300      *  PERFORMANCE FOOD GROUP CO                    8,265
     200         PHILLIPS-VAN HEUSEN CORP                     2,880
     700         PIER 1 IMPORTS, INC                          8,050
     100      *  PINNACLE ENTERTAINMENT, INC                    735
     300      *  PINNACLE SYSTEMS, INC                        1,815
     100      *  PIXAR, INC                                   4,080

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
      73      *  PLATO LEARNING, INC                    $     2,259
     100      *  PLAYBOY ENTERPRISES, INC (CLASS B)           1,565
     200         POLARIS INDUSTRIES, INC                      9,160
     400      *  POLAROID CORP                                1,040
     400      *  POLO RALPH LAUREN CORP                      10,320
     200      *  POLYMER GROUP, INC                             452
     200      *  PRESSTEK, INC                                2,400
     300      *  PRIME HOSPITALITY CORP                       3,555
   1,734      *  PRIMEDIA, INC                               11,773
     100      *  PRIVATE MEDIA GROUP, INC                       940
     100         PULITZER, INC                                5,280
     200      *  QUIKSILVER, INC                              5,000
     300      *  RADIO ONE, INC (CLASS A)                     6,900
     200      *  RADIO ONE, INC (CLASS D)                     4,410
     160      *  RARE HOSPITALITY INTERNATIONAL, INC          3,616
     800         READER'S DIGEST ASSOCIATION, INC
                   (CLASS A) (NON-VOTE)                      23,000
     300      *  REEBOK INTERNATIONAL LTD                     9,585
     100      *  REGENT COMMUNICATIONS, INC                   1,199
     300         REGIS CORP                                   6,297
      53      *  RENT-A-CENTER, INC                           2,787
     600         ROSS STORES, INC                            14,370
     500         RUBY TUESDAY, INC                            8,550
     200         RUSSELL CORP                                 3,398
     200      *  RYAN'S FAMILY STEAK HOUSES, INC              2,450
   1,000      *  SAKS, INC                                    9,600
      87      *  SALEM COMMUNICATIONS CORP                    1,903
     100      *  SALTON, INC                                  1,780
     200      *  SCHOLASTIC CORP                              9,000
     100      *  SCOTTS CO (CLASS A)                          4,145
     250      *  SCP POOL CORP                                8,610
     225         SCRIPPS (E.W.) CO (CLASS A)                 15,525
   2,252         SEARS, ROEBUCK & CO                         95,282
     200      *  SHOPKO STORES, INC                           1,456
     125      *  SHUFFLE MASTER, INC                          2,625
     183      *  SINCLAIR BROADCAST GROUP, INC
                   (CLASS A)                                  1,884
     300      *  SIRIUS SATELLITE RADIO, INC                  3,393
     600      *  SIX FLAGS, INC                              12,624
     113         SMITH (A.O.) CORP                            2,022
     400         SNAP-ON, INC                                 9,664
     100      *  SONIC AUTOMOTIVE, INC                        1,910
     304      *  SONIC CORP                                   9,645
     151      *  SOTHEBY'S HOLDINGS, INC (CLASS A)            2,435
     200      *  SPANISH BROADCASTING SYSTEM, INC
                   (CLASS A)                                  1,642
     100      *  SPEEDWAY MOTORSPORTS, INC                    2,521
     100         SPIEGEL, INC (CLASS A)                         967
     100         SPRING INDUSTRIES, INC (CLASS A)             4,410
     200      *  SPX CORP                                    25,036
   2,800      *  STARBUCKS CORP                              64,400
     256      *  STATION CASINOS, INC                         4,096
     600         STEELCASE, INC (CLASS A)                     7,170
     200      *  STEIN MART, INC                              2,068
     100      *  STONERIDGE, INC                              1,075
     300         STRIDE RITE CORP                             2,550
     100         STURM, RUGER & CO, INC                         980

 12  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
     500     b*  SUNBEAM CORP                           $        31
     100         SUPERIOR INDUSTRIES INTERNATIONAL,
                   INC                                        3,830
     200      *  SYLVAN LEARNING SYSTEMS, INC                 4,860
   5,101         SYSCO CORP                                 138,492
     200      *  SYSTEMAX, INC                                  486
     200         TALBOTS, INC                                 8,750
   6,768         TARGET CORP                                234,172
     320      *  TENNECO AUTOMOTIVE, INC                      1,043
     500      *  TERAFORCE TECHNOLOGY CORP                      190
     425      *  THE CHEESECAKE FACTORY, INC                 12,027
     100      *  THE STEAK N SHAKE CO                           925
     250      *  THQ, INC                                    12,312
   1,100         TIFFANY & CO                                39,842
     100      *  TIMBERLAND CO (CLASS A)                      3,951
   2,100         TJX COS, INC                                66,927
     253      *  TOO, INC                                     6,932
     300      *  TOPPS CO, INC                                3,507
     300      *  TOWER AUTOMOTIVE, INC                        3,075
   1,440         TRIBUNE CO                                  57,614
   1,100      *  TRICON GLOBAL RESTAURANTS, INC              48,290
     800         TRW, INC                                    32,800
     800      *  U.S.A. NETWORKS, INC                        22,552
     400      *  UNIFI, INC                                   3,400
      30      *  UNITED TELEVISION, INC                       3,780
     100      *  UNIVERSAL ELECTRONICS, INC                   1,800
   1,200      *  UNIVISION COMMUNICATIONS, INC
                   (CLASS A)                                 51,336
     700         V.F. CORP                                   25,466
     100      *  VAIL RESORTS, INC                            1,870
     400      *  VALASSIS COMMUNICATIONS, INC                14,320
     100      *  VALUE CITY DEPARTMENT STORES, INC            1,150
     100      *  VANS, INC                                    2,350
     136      *  VASTERA, INC                                 1,931
   1,000      *  VENATOR GROUP, INC                          15,300
   9,989      *  VIACOM, INC (CLASS B)                      516,930
   1,016         VISTEON CORP                                18,674
     200         WABASH NATIONAL CORP                         2,420
  20,833         WAL-MART STORES, INC                     1,016,650
     400     b*  WARNACO GROUP, INC (CLASS A)                    22
      26         WASHINGTON POST CO (CLASS B)                14,924
     700         WENDY'S INTERNATIONAL, INC                  17,878
     300         WESTPOINT STEVENS, INC                         414
     474      *  WESTWOOD ONE, INC                           17,466
      75      *  WET SEAL, INC (CLASS A)                      2,595
     443         WHIRLPOOL CORP                              27,687
     300         WILEY (JOHN) & SONS, INC (CLASS A)           7,095
     300      *  WILLIAMS-SONOMA, INC                        11,646
     100      *  WILSONS THE LEATHER EXPERTS, INC             1,855
     200      *  WINK COMMUNICATIONS, INC                       512
     100         WINNEBAGO INDUSTRIES, INC                    3,075
     200      *  WMS INDUSTRIES, INC                          6,434
     300         WOLVERINE WORLD WIDE, INC                    5,361
      67         WOODWARD GOVERNOR CO                         5,651
     100      *  WORLD WRESTLING FEDERATION
                   ENTERTAINMENT, INC                         1,380
      34         WPP GROUP PLC (SPON ADR)                     1,708

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     100      *  XM SATELLITE RADIO HOLDINGS, INC
                   (CLASS A)                            $     1,620
     100      *  YOUNG BROADCASTING, INC (CLASS A)            3,358
     245      *  ZALE CORP                                    8,256
     200      *  ZOMAX, INC                                   1,782
                                                        -----------
                 TOTAL CONSUMER CYCLICAL                 10,197,541
                                                        -----------
CONSUMER NON-CYCLICAL -- 8.24%
     100      *  1-800-FLOWERS.COM, INC                       1,484
     240      *  7-ELEVEN, INC                                2,700
     300         ALBERTO CULVER CO (CLASS B)                 12,612
   3,036         ALBERTSON'S, INC                            91,049
   1,400      *  AMAZON.COM, INC                             19,810
     100      *  AMERICAN ITALIAN PASTA CO (CLASS A)          4,640
   6,768         ANHEUSER-BUSCH COS, INC                    278,841
     100      *  APPLICA, INC                                   796
   4,164         ARCHER DANIELS MIDLAND CO                   54,132
     200      *  AURORA FOODS, INC                            1,096
     636      *  AUTOZONE, INC                               23,850
   1,684         AVON PRODUCTS, INC                          77,935
     354      *  BARNES & NOBLE, INC                         13,929
     200      *  BARNESANDNOBLE.COM, INC                        326
   1,235      *  BEST BUY CO, INC                            78,447
     500      *  BJ'S WHOLESALE CLUB, INC                    26,630
     200         BLYTH, INC                                   5,142
     600      *  BORDERS GROUP, INC                          13,440
     322         BROWN-FORMAN, CORP (CLASS B)                20,588
     300      *  CADIZ, INC                                   2,763
   1,663         CAMPBELL SOUP CO                            42,822
     100         CARTER-WALLACE, INC                          1,935
     300         CASEY'S GENERAL STORES, INC                  3,900
     354      *  CDW COMPUTER CENTERS, INC                   14,057
     100      *  CHEAP TICKETS, INC                           1,510
     300         CHURCH & DWIGHT CO, INC                      7,635
     192      *  CIRCUIT CITY STORES, INC (CARMAX
                   GROUP)                                     3,064
   1,478         CIRCUIT CITY STORES, INC (CIRCUIT
                   CITY GROUP)                               26,604
   1,325         CLOROX CO                                   44,851
     326      *  COACH, INC                                  12,404
  15,197         COCA-COLA CO                               683,865
   1,537         COCA-COLA ENTERPRISES, INC                  25,129
   4,218         COLGATE-PALMOLIVE CO                       248,819
   4,054         CONAGRA FOODS, INC                          80,309
     248      *  CONSTELLATION BRANDS, INC (CLASS A)         10,168
     171         COORS (ADOLPH) CO (CLASS B)                  8,580
     300         CORN PRODUCTS INTERNATIONAL, INC             9,600
     250      *  COST PLUS, INC                               7,500
   3,434      *  COSTCO WHOLESALE CORP                      141,068
   2,948         CVS CORP                                   113,792
     300         DEAN FOODS CO                               12,060
     188      *  DEL MONTE FOODS CO                           1,575
     300         DELTA & PINE LAND CO                         5,895
     600         DIAL CORP                                    8,550
     311         DIMON, INC                                   3,110
     300         DOLE FOOD CO                                 5,715
     100         DREYER'S GRAND ICE CREAM, INC                2,790

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  13

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- (CONTINUED)
     200      *  DRUGSTORE.COM, INC                     $       226
      61      *  DUANE READE, INC                             1,982
     300         EARTHGRAINS CO                               7,800
      13      *  EGGHEAD.COM, INC                                 7
     766      *  ENERGIZER HOLDINGS, INC                     17,579
     383         ETHAN ALLEN INTERIORS, INC                  12,447
     400     b*  ETOYS, INC                                       4
      63      *  EXPEDIA, INC (CLASS A)                       2,935
     100      *  FACTORY 2-U STORES, INC                      2,935
     200         FASTENAL CO                                 12,396
     300         FLEMING COS, INC                            10,710
     240      *  FLOWERS FOODS, INC                           7,524
     400      *  FURNITURE BRANDS INTERNATIONAL, INC         11,200
   2,159         GENERAL MILLS, INC                          94,521
   7,945         GILLETTE CO                                230,325
     100      *  GREAT ATLANTIC & PACIFIC TEA CO,
                   INC                                        1,480
     217      *  HAIN CELESTIAL GROUP, INC                    4,774
   1,067         HASBRO, INC                                 15,418
   2,649         HEINZ (H.J.) CO                            108,317
     100         HERBALIFE INTERNATIONAL, INC (CLASS
                   B)                                           874
     700         HERSHEY FOODS CORP                          43,197
  17,556         HOME DEPOT, INC                            817,231
     600         HORMEL FOODS CORP                           14,604
     200         HUGHES SUPPLY, INC                           4,730
     600         IBP, INC                                    15,150
     100         INGLES MARKETS, INC (CLASS A)                1,230
     294      *  INSIGHT ENTERPRISES, INC                     7,203
     300         INTERFACE, INC (CLASS A)                     2,250
     100      *  INTERNATIONAL MULTIFOODS CORP                2,075
     200         INTERSTATE BAKERIES CORP                     3,200
     599         INTERNATIONAL FLAVORS & FRAGRANCES,
                   INC                                       15,052
      79      *  J. JILL GROUP, INC                           1,599
   1,803         KELLOGG CO                                  52,287
   6,081      *  KROGER CO                                  152,025
     200         LANCASTER COLONY CORP                        6,596
     200         LANCE, INC                                   2,700
     763         LAUDER (ESTEE) CO (CLASS A)                 32,885
     200         LONGS DRUG STORES CORP                       4,310
   2,873         LOWE'S COS, INC                            208,436
   3,180      *  MATTEL, INC                                 60,165
     500         MCCORMICK & CO, INC (NON-VOTE)              21,010
     600         MILLER (HERMAN), INC                        14,520
      80         NASH FINCH CO                                1,888
     400      *  NBTY, INC                                    4,976
   1,920         NEWELL RUBBERMAID, INC                      48,192
     300         NU SKIN ENTERPRISES, INC (CLASS A)           2,550
   2,550      *  OFFICE DEPOT, INC                           26,469
     900      *  OFFICEMAX, INC                               3,321
     100         ONEIDA LTD                                   2,033
     225      *  PATHMARK STORES, INC                         5,535
     400         PEP BOYS MANNY, MOE & JACK CO                4,492
     668         PEPSI BOTTLING GROUP, INC                   26,786
     635         PEPSIAMERICAS, INC                           8,445
  10,985         PEPSICO, INC                               485,537

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     500      *  PERRIGO CO                             $     8,345
     900      *  PETSMART, INC                                6,345
  16,576         PHILIP MORRIS COS, INC                     841,232
     100         PILGRIM'S PRIDE CORP (CLASS B)               1,255
     200      *  PLAYTEX PRODUCTS, INC                        2,140
     600      *  PRICELINE.COM, INC                           5,430
   9,710         PROCTER & GAMBLE CO                        619,498
   1,000         QUAKER OATS CO                              91,250
   1,400         RADIOSHACK CORP                             42,700
     200      *  RALCORP HOLDINGS, INC                        3,748
   2,023         RALSTON PURINA CO                           60,730
     100      *  REVLON, INC (CLASS A)                          725
   2,231      *  RITE AID CORP                               20,079
     833         RJ REYNOLDS TOBACCO HOLDINGS, INC           45,481
     100      *  ROBERT MONDAVI CORP (CLASS A)                4,054
     200         RUDDICK CORP                                 3,390
     100         RUSS BERRIE & CO, INC                        2,940
   3,600      *  SAFEWAY, INC                               172,800
   6,278         SARA LEE CORP                              118,905
     100         SCHWEITZER-MAUDUIT INTERNATIONAL,
                   INC                                        2,360
     100      *  SEMINIS, INC (CLASS A)                         128
     300         SENSIENT TECHNOLOGIES CORP                   6,156
     100      *  SKECHERS USA, INC (CLASS A)                  2,923
     100         SLI, INC                                       825
     100      *  SMART & FINAL, INC                           1,100
     400      *  SMITHFIELD FOODS, INC                       16,120
     200         SMUCKER (J.M) CO                             5,200
     145      *  SPARTAN STORES, INC                          2,328
     200      *  STAMPS.COM, INC                                750
   3,400      *  STAPLES, INC                                54,366
     100      *  STAR SCIENTIFIC, INC                           291
     200      *  SUIZA FOODS CORP                            10,620
   1,000         SUPERVALU, INC                              17,550
     100         THOMAS INDUSTRIES, INC                       2,950
     200      *  TICKETMASTER (CLASS B)                       2,960
     206         TOOTSIE ROLL INDUSTRIES, INC                 7,939
   1,500      *  TOYS 'R' US, INC                            37,125
     200      *  TRANS WORLD ENTERTAINMENT CORP               1,902
     100      *  TRIARC COS, INC                              2,620
     100      *  TUESDAY MORNING CORP                         1,325
     400         TUPPERWARE CORP                              9,372
     100      *  TWEETER HOME ENTERTAINMENT GROUP,
                   INC                                        3,530
     900         TYSON FOODS, INC (CLASS A)                   8,289
     100      *  UNITED AUTO GROUP, INC                       1,750
     200         UNIVERSAL CORP                               7,932
   1,200         UST, INC                                    34,632
     180      *  VALUEVISION INTERNATIONAL, INC
                   (CLASS A)                                  3,915
     110         VECTOR GROUP LTD                             3,514
   7,650         WALGREEN CO                                261,247
     100         WEIS MARKETS, INC                            3,526
     350      *  WHITEHALL JEWELLERS, INC                     3,206
     362      *  WHOLE FOODS MARKET, INC                      9,810
     350      *  WILD OATS MARKETS, INC                       3,643

 14  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- (CONTINUED)
     600         WINN-DIXIE STORES, INC                 $    15,678
   1,224         WRIGLEY (WM) JR CO                          57,344
     100      *  YANKEE CANDLE CO, INC                        1,899
                                                        -----------
                 TOTAL CONSUMER NON-CYCLICAL              7,561,522
                                                        -----------
ENERGY -- 5.27%
     101      *  3TEC ENERGY CORP                             1,616
     525         AMERADA HESS CORP                           42,420
   1,882         ANADARKO PETROLEUM CORP                    101,684
     939         APACHE CORP                                 47,654
     500         ASHLAND, INC                                20,050
      69      *  ATWOOD OCEANICS, INC                         2,421
   2,515         BAKER HUGHES, INC                           84,252
     219      *  BARRETT RESOURCES CORP                      12,921
     100      *  BELCO OIL & GAS CORP                           900
     100         BERRY PETROLEUM CO (CLASS A)                 1,450
   1,200      *  BJ SERVICES CO                              34,056
     200      *  BROWN (TOM), INC                             4,800
   1,600         BURLINGTON RESOURCES, INC                   63,920
     200         CABOT OIL & GAS CORP (CLASS A)               4,880
     200      *  CAL DIVE INTERNATIONAL, INC                  4,920
     100      *  CALLON PETROLEUM CORP                        1,185
     475      *  CAPSTONE TURBINE CORP                       10,682
   1,000      *  CHESAPEAKE ENERGY CORP                       6,800
   4,807         CHEVRON CORP                               435,032
     200      *  COMSTOCK RESOURCES, INC                      2,050
   4,748         CONOCO, INC (CLASS B)                      137,217
     400      *  COOPER CAMERON CORP                         22,320
     100      *  DENBURY RESOURCES, INC                         940
     895         DEVON ENERGY CORP (NEW)                     46,987
     420         DIAMOND OFFSHORE DRILLING, INC              13,881
     100      *  DRIL-QUIP, INC                               2,153
     300      *  EEX CORP                                       810
     164      *  ENERGY PARTNERS LTD                          2,199
   1,000         ENSCO INTERNATIONAL, INC                    23,400
     800         EOG RESOURCES, INC                          28,440
     100      *  EVERGREEN RESOURCES, INC                     3,800
  25,856         EXXON MOBIL CORP                         2,258,522
     180      *  FOREST OIL CORP                              5,040
     185     b*  FRIEDE GOLDMAN HALTER, INC                      81
     200         FRONTIER OIL CORP                            2,650
     500      *  GLOBAL INDUSTRIES LTD                        6,235
   1,200      *  GLOBAL MARINE, INC                          22,356
     800      *  GRANT PRIDECO, INC                          13,992
   1,300      *  GREY WOLF, INC                               5,200
     100      *  GULF ISLAND FABRICATION, INC                 1,440
   3,237         HALLIBURTON CO                             115,237
     500      *  HANOVER COMPRESSOR CO                       16,545
     400         HELMERICH & PAYNE, INC                      12,328
     100      *  HORIZON OFFSHORE, INC                        1,350
     100      *  HOUSTON EXPLORATION CO                       3,125
     100      *  HS RESOURCES, INC                            6,480
      96      *  HYDRIL CO                                    2,185
     300      *  INPUT/OUTPUT, INC                            3,810
     700         KERR-MCGEE CORP                             46,389
     700      *  KEY ENERGY SERVICES, INC                     7,588
     100      *  KEY PRODUCTION CO, INC                       1,665

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     200      *  LOUIS DREYFUS NATURAL GAS CORP         $     6,970
     216      *  MAGNUM HUNTER RESOURCES, INC                 1,922
     400      *  MARINE DRILLING COS, INC                     7,644
     300      *  MAVERICK TUBE CORP                           5,085
     100      *  MCMORAN EXPLORATION CO                       1,500
     200      *  MERIDIAN RESOURCE CORP                       1,434
     100         MITCHELL ENERGY & DEVELOPMENT CORP
                   (CLASS A)                                  4,625
     268         MURPHY OIL CORP                             19,724
   1,008      *  NABORS INDUSTRIES, INC                      37,497
     605      *  NATIONAL-OILWELL, INC                       16,214
     300      *  NEWFIELD EXPLORATION CO                      9,618
     400         NOBLE AFFILIATES, INC                       14,140
   1,000      *  NOBLE DRILLING CORP                         32,750
     100      *  NUEVO ENERGY CO                              1,630
   2,800         OCCIDENTAL PETROLEUM CORP                   74,452
   1,300         OCEAN ENERGY, INC (NEW)                     22,685
     200      *  OCEANEERING INTERNATIONAL, INC               4,150
     600      *  PARKER DRILLING CO                           3,900
     100         PATINA OIL & GAS CORP                        2,650
     500      *  PATTERSON-UTI ENERGY, INC                    8,935
     600         PENNZOIL-QUAKER STATE CO                     6,720
   1,647         PHILLIPS PETROLEUM CO                       93,879
     700      *  PIONEER NATURAL RESOURCES CO                11,935
     100      *  PLAINS RESOURCES, INC                        2,400
     390         POGO PRODUCING CO                            9,360
     500      *  PRIDE INTERNATIONAL, INC                     9,500
     100      *  PRIMA ENERGY CORP                            2,409
     119      *  PURE RESOURCES, INC                          2,142
     357      *  RANGE RESOURCES CORP                         2,142
     119      *  REMINGTON OIL & GAS CORP                     2,261
     679      *  ROWAN COS, INC                              15,005
     100         RPC, INC                                     1,420
     225      *  SEACOR SMIT, INC                            10,516
     100      *  SEITEL, INC                                  1,310
     400      *  SMITH INTERNATIONAL, INC                    23,960
     143      *  SPINNAKER EXPLORATION CO                     5,699
     200         ST. MARY LAND & EXPLORATION CO               4,672
     239      *  STONE ENERGY CORP                           10,587
     600         SUNOCO, INC                                 21,978
     300      *  SUPERIOR ENERGY SERVICES, INC                2,370
     200      *  SWIFT ENERGY CO                              6,026
     200      *  TESORO PETROLEUM CORP                        2,520
   4,129         TEXACO, INC                                274,991
     400         TIDEWATER, INC                              15,080
   1,200         TOSCO CORP                                  52,860
     200      *  TRANSMONTAIGNE, INC                          1,160
     200      *  TRICO MARINE SERVICES, INC                   2,128
     600         ULTRAMAR DIAMOND SHAMROCK CORP              28,350
     200      *  UNIT CORP                                    3,170
     100      *  UNIVERSAL COMPRESSION HOLDINGS, INC          2,840
   1,865         UNOCAL CORP                                 63,689
   2,300         USX (MARATHON GROUP)                        67,873
     457         VALERO ENERGY CORP                          16,808
     494      *  VARCO INTERNATIONAL, INC (NEW)               9,193
     200      *  VERITAS DGC, INC                             5,550

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  15

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
ENERGY -- (CONTINUED)
     400         VINTAGE PETROLEUM, INC                 $     7,480
     822      *  WEATHERFORD INTERNATIONAL, INC              39,456
     183      *  WESTPORT RESOURCES CORP                      3,843
     137      *  W-H ENERGY SERVICES, INC                     2,603
   1,025         XTO ENERGY, INC                             14,708
                                                        -----------
                 TOTAL ENERGY                             4,836,176
                                                        -----------
FINANCIAL SERVICES -- 19.10%
     200         21ST CENTURY INSURANCE GROUP                 3,720
     200         ADVANTA CORP (CLASS A)                       3,200
     200      *  AFFILIATED MANAGERS GROUP, INC              12,300
   3,941         AFLAC, INC                                 124,102
     100         ALABAMA NATIONAL BANCORP                     3,245
     100         ALEXANDRIA REAL ESTATE EQUITIES,
                   INC                                        3,980
     300         ALFA CORP                                    9,597
      34      *  ALLEGHANY CORP                               6,902
      56         ALLIANCE BANCORP                             1,650
     700         ALLIED CAPITAL CORP                         16,205
     400         ALLMERICA FINANCIAL CORP                    23,000
   5,494         ALLSTATE CORP                              241,681
     500         AMB PROPERTY CORP                           12,880
     681         AMBAC FINANCIAL GROUP, INC                  39,634
     200         AMCORE FINANCIAL, INC                        4,808
     200         AMERICAN CAPITAL STRATEGIES LTD              5,612
   9,915         AMERICAN EXPRESS CO                        384,702
     300         AMERICAN FINANCIAL GROUP, INC                9,090
     200         AMERICAN FINANCIAL HOLDINGS, INC             4,720
   3,740         AMERICAN GENERAL CORP                      173,723
  15,092         AMERICAN INTERNATIONAL GROUP, INC        1,297,912
     100         AMERICAN NATIONAL INSURANCE CO               7,475
      87      *  AMERICAN PHYSICIANS CAPITAL, INC             1,696
     600      *  AMERITRADE HOLDING CORP (CLASS A)            4,776
     224         AMERUS GROUP CO                              7,945
     100         AMLI RESIDENTIAL PROPERTIES TRUST            2,460
   2,835         AMSOUTH BANCORPORATION                      52,419
     650      *  ANC RENTAL CORP                              1,950
     200         ANCHOR BANCORP WISCONSIN, INC                3,180
     100         ANDOVER BANCORP, INC                         5,025
     334         ANNALY MORTGAGE MANAGEMENT, INC              4,579
     236         ANTHRACITE CAPITAL, INC                      2,607
   1,801         AON CORP                                    63,035
     531         APARTMENT INVESTMENT & MANAGEMENT
                   CO                                        25,594
     903         ARCHSTONE COMMUNITIES TRUST                 23,279
     500         ARDEN REALTY GROUP, INC                     13,350
     113         AREA BANCSHARES CORP                         1,864
     100         ARGONAUT GROUP, INC                          2,010
     540         ASSOCIATED BANC-CORP                        19,434
     100      *  ASSOCIATES FIRST CAPITAL RESIDUAL
                   VALUE                                          1
     300         ASTORIA FINANCIAL CORP                      16,500
   1,947      *  AUTONATION, INC                             22,585
     456         AVALONBAY COMMUNITIES, INC                  21,318
      48         AXA (SPON ADR)                               1,352
     100         BALDWIN & LYONS, INC (CLASS B)               2,100
     100         BANCFIRST CORP                               4,025

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     612         BANCORPSOUTH, INC                      $    10,404
     376         BANCWEST CORP                               12,934
  12,035         BANK OF AMERICA CORP                       722,461
     100         BANK OF GRANITE CORP                         2,300
   5,524         BANK OF NEW YORK CO, INC                   265,152
   8,738         BANK ONE CORP                              312,820
     200      *  BANK UNITED CORP CONTINGENT PAYMT
                   RTS                                           66
     200         BANKATLANTIC BANCORP, INC (CLASS A)          1,738
   1,082         BANKNORTH GROUP, INC                        24,507
      79         BANNER CORP                                  1,738
     246         BAY VIEW CAPITAL CORP                        1,840
   3,349         BB&T CORP                                  122,908
     680         BEAR STEARNS COS, INC                       40,099
      64      *  BEAZER HOMES USA, INC                        4,063
     100         BEDFORD PROPERTY INVESTORS, INC              2,095
     142         BERKLEY (W.R.) CORP                          5,881
     100      *  BLACKROCK, INC                               3,429
     103      *  BOK FINANCIAL CORP                           2,770
      87         BOSTON PRIVATE FINANCIAL HOLDINGS,
                   INC                                        1,948
     500         BOSTON PROPERTIES, INC                      20,450
     100         BOYKIN LODGING CO                            1,290
     232         BRANDYWINE REALTY TRUST                      5,208
     400         BRE PROPERTIES, INC (CLASS A)               12,120
     100         BROOKLINE BANCORP, INC                       1,404
     172         BROWN & BROWN, INC                           7,222
     100         BSB BANCORP, INC                             2,305
     200         BURNHAM PACIFIC PROPERTIES, INC                980
     268         CAMDEN PROPERTY TRUST                        9,835
     200         CAPITAL AUTOMOTIVE REIT                      3,600
   1,570         CAPITAL ONE FINANCIAL CORP                  94,200
     300         CAPITOL FEDERAL FINANCIAL                    5,799
     200         CAPSTEAD MORTGAGE CORP                       3,560
     465         CARRAMERICA REALTY CORP                     14,182
     200         CASH AMERICA INTERNATIONAL, INC              1,700
     700      *  CATELLUS DEVELOPMENT CORP                   12,215
     100         CATHAY BANCORP, INC                          5,469
     100      *  CB RICHARD ELLIS SERVICES, INC               1,570
     159         CBL & ASSOCIATES PROPERTIES, INC             4,879
      64         CCBT FINANCIAL COMPANIES, INC                1,919
     200      *  CCC INFORMATION SERVICES GROUP, INC          1,188
     200         CENTERPOINT PROPERTIES CORP                 10,040
     120         CFS BANCORP, INC                             1,659
     176         CHARLES E. SMITH RESIDENTIAL
                   REALTY, INC                                8,826
     200         CHARTER MUNICIPAL MORTGAGE
                   ACCEPTANCE CO                              3,190
   1,501         CHARTER ONE FINANCIAL, INC                  47,880
     200         CHATEAU COMMUNITIES, INC                     6,280
     100         CHELSEA PROPERTY GROUP, INC                  4,690
     203         CHEMICAL FINANCIAL CORP                      5,988
     200         CHITTENDEN CORP                              6,730
     528      *  CHOICEPOINT, INC                            22,202
   1,323         CHUBB CORP                                 102,439
   1,058         CINCINNATI FINANCIAL CORP                   41,791
  37,784         CITIGROUP, INC                           1,996,507

 16  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
     300         CITIZENS BANKING CORP (MICHIGAN)       $     8,775
     100         CITY BANK LYNNWOOD (WASHINGTON)              2,700
     300         CITY NATIONAL CORP                          13,287
     200      *  CNA FINANCIAL CORP                           7,890
     100         CNA SURETY CORP                              1,400
     700         COLONIAL BANCGROUP, INC                     10,066
     151         COLONIAL PROPERTIES TRUST                    4,650
     900         COMDISCO, INC                                1,197
   1,337         COMERICA, INC                               77,011
     205         COMMERCE BANCORP, INC                       14,370
     530         COMMERCE BANCSHARES, INC                    19,557
     200         COMMERCE GROUP, INC                          7,358
     400         COMMERCIAL FEDERAL CORP                      9,240
     200         COMMERCIAL NET LEASE REALTY, INC             2,850
     300         COMMUNITY FIRST BANKSHARES, INC              6,900
      10         COMMUNITY TRUST BANCORP, INC                   240
   1,000         COMPASS BANCSHARES, INC                     26,500
     100      *  COMPUCREDIT CORP                             1,105
      84         CONNECTICUT BANCSHARES, INC                  2,199
   2,186      *  CONSECO, INC                                29,838
     800     b*  CONTIFINANCIAL CORP                              0
     400         CORNERSTONE REALTY INCOME TRUST,
                   INC                                        4,640
     220         CORRECTIONS CORP OF AMERICA                  3,509
     100         CORUS BANKSHARES, INC                        6,025
     900         COUNTRYWIDE CREDIT INDUSTRIES, INC          41,292
     300         COUSINS PROPERTIES, INC                      8,055
     300         CRAWFORD & CO (CLASS B)                      5,400
     100      *  CREDIT ACCEPTANCE CORP                         770
     700         CRESCENT REAL ESTATE EQUITIES CO            17,199
     100      *  CRESTLINE CAPITAL CORP                       3,108
     200      *  CSFBDIRECT                                     950
     200      *  CSK AUTO CORP                                1,660
     400         CULLEN/FROST BANKERS, INC                   13,540
     110         CVB FINANCIAL CORP                           2,112
     100         DELPHI FINANCIAL GROUP, INC (CLASS
                   A)                                         3,850
     400         DEVELOPERS DIVERSIFIED REALTY CORP           7,352
     800      *  DIME BANCORP LITIGATION TRACKING
                   WTS                                          224
     625         DIME BANCORP, INC                           23,281
     100         DIME COMMUNITY BANCSHARES                    3,392
     249         DORAL FINANCIAL CORP                         8,540
     148         DOWNEY FINANCIAL CORP                        6,994
   1,000         DUKE REALTY CORP                            24,850
   1,705      *  E*TRADE GROUP, INC                          10,997
     200         EAST WEST BANCORP, INC                       5,400
     100         EASTGROUP PROPERTIES, INC                    2,260
     400         EATON VANCE CORP                            13,920
     600         EDWARDS (A.G.), INC                         27,000
     100      *  ELECTRO RENT CORP                            1,631
     100         ENTERTAINMENT PROPERTIES TRUST               1,825
   2,313         EQUITY OFFICE PROPERTIES TRUST              73,160
   1,000         EQUITY RESIDENTIAL PROPERTIES TRUST         56,550
     157         ERIE INDEMNITY CO (CLASS A)                  4,670
     100         ESSEX PROPERTY TRUST, INC                    4,955
     100         F & M BANCORP, INC (MARYLAND)                2,980
     200         F & M NATIONAL CORP                          8,000
     225         FNB CORP                                     6,637

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
      79         FBL FINANCIAL GROUP, INC (CLASS A)     $     1,422
      60      *  FEDERAL AGRICULTURE MORTGAGE CORP            1,918
     300         FEDERAL REALTY INVESTMENT TRUST              6,222
     711         FEDERATED INVESTORS, INC (CLASS B)          22,894
   5,221         FREDDIE MAC                                365,470
     117         FIDELITY BANKSHARES, INC                     1,683
     586         FIDELITY NATIONAL FINANCIAL, INC            14,398
   3,706         FIFTH THIRD BANCORP                        222,545
     100      *  FINANCIAL FEDERAL CORP                       2,895
     400         FIRST AMERICAN CORP                          7,576
     200         FIRST BANCORP (PUERTO RICO)                  5,398
     100         FIRST BUSEY CORP                             2,143
     200         FIRST CHARTER CORP                           3,750
      45         FIRST CITIZENS BANCSHARES, INC
                   (CLASS A)                                  4,882
     400         FIRST COMMONWEALTH FINANCIAL CORP            6,000
      60         FIRST COMMUNITY BANCSHARES                   1,875
     100         FIRST FEDERAL CAPITAL CORP                   1,620
     315         FIRST FINANCIAL BANCORP                      5,380
     125         FIRST FINANCIAL BANKSHARES, INC              3,875
      50         FIRST FINANCIAL CORP (INDIANA)               2,407
     100         FIRST FINANCIAL HOLDINGS, INC                2,300
     100         FIRST INDIANA CORP                           2,603
     100         FIRST MERCHANTS CORP                         2,393
     300         FIRST MIDWEST BANCORP, INC                   8,895
     100         FIRST NIAGARA FINANCIAL GROUP, INC           1,553
      79      *  FIRST REPUBLIC BANK                          1,935
     200         FIRST SENTINEL BANCORP, INC                  2,714
     110         FIRST SOURCE CORP                            3,080
     961         FIRST TENNESSEE NATIONAL CORP               33,356
   7,356         FIRST UNION CORP                           257,018
     345         FIRST VIRGINIA BANKS, INC                   16,256
     100      *  FIRSTFED FINANCIAL CORP                      2,980
     600         FIRSTMERIT CORP                             15,840
   8,188         FLEETBOSTON FINANCIAL CORP                 323,016
   7,650         FANNIE MAE                                 651,397
     400         FRANCHISE FINANCE CORP OF AMERICA           10,044
   1,300         FRANKLIN RESOURCES, INC                     59,501
     400         FREMONT GENERAL CORP                         2,600
     100      *  FRIEDMAN, BILLINGS, RAMSEY GROUP,
                   INC (CLASS A)                                700
     100         FRONTIER FINANCIAL CORP                      2,750
     568         FULTON FINANCIAL CORP                       11,621
      39      *  GABELLI ASSET MANAGEMENT, INC
                   (CLASS A)                                  1,604
     200         GABLES RESIDENTIAL TRUST                     5,990
     600         GALLAGHER (ARTHUR J.) & CO                  15,600
     500      *  GARTNER, INC (CLASS A)                       5,500
      91      *  GARTNER, INC (CLASS B)                         837
     100         GBC BANCORP                                  2,855
     400         GENERAL GROWTH PROPERTIES, INC              15,744
     101         GLACIER BANCORP, INC                         1,919
     146         GLENBOROUGH REALTY TRUST, INC                2,817
     200         GLIMCHER REALTY TRUST                        3,580
     200         GOLD BANC CORP, INC                          1,548
     500         GOLDEN STATE BANCORP, INC                   15,400
     979         GOLDEN WEST FINANCIAL CORP                  62,890

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  17

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
     100         GREAT AMERICAN FINANCIAL RESOURCES,
                   INC                                  $     1,804
     100         GREAT LAKES REIT, INC                        1,821
     300         GREATER BAY BANCORP                          7,494
     639         GREENPOINT FINANCIAL CORP                   24,537
     100         HANCOCK HOLDING CO                           4,295
     200         HARBOR FLORIDA BANCSHARES, INC               3,830
      40      *  HARBOR GLOBAL CO LTD                           332
     216         HARLEYSVILLE GROUP, INC                      6,426
     100         HARLEYSVILLE NATIONAL CORP                   4,625
   1,777         HARTFORD FINANCIAL SERVICES GROUP,
                   INC                                      121,546
     400         HCC INSURANCE HOLDINGS, INC                  9,800
     400         HEALTH CARE PROPERTY INVESTORS, INC         13,760
     200         HEALTH CARE REIT, INC                        4,750
     300         HEALTHCARE REALTY TRUST, INC                 7,890
     300         HELLER FINANCIAL, INC (CLASS A)             12,000
   1,100         HIBERNIA CORP (CLASS A)                     19,580
     400         HIGHWOODS PROPERTIES, INC                   10,660
     100         HILB, ROGAL & HAMILTON CO                    4,375
     200         HOME PROPERTIES OF NEW YORK, INC             6,020
     500         HOOPER HOLMES, INC                           5,125
     300         HORACE MANN EDUCATORS CORP                   6,465
     400         HOSPITALITY PROPERTIES TRUST                11,400
   1,600         HOST MARRIOTT CORP (NEW)                    20,032
   3,532         HOUSEHOLD INTERNATIONAL, INC               235,584
   1,000         HRPT PROPERTIES TRUST                        9,730
     349         HUDSON CITY BANCORP, INC                     8,058
     114         HUDSON RIVER BANCORP, INC                    2,063
     443         HUDSON UNITED BANCORP                       11,296
   1,876         HUNTINGTON BANCSHARES, INC                  30,672
     400         INDEPENDENCE COMMUNITY BANK CORP             7,896
     185         INDEPENDENT BANK CORP                        4,060
     458      *  INDYMAC BANCORP, INC                        12,274
     208         INNKEEPERS U.S.A. TRUST                      2,491
     100      *  INSIGNIA FINANCIAL GROUP, INC                1,230
     239      *  INSTINET GROUP, INC                          4,454
     100         INTEGRA BANK CORP                            2,477
     156         INTERNATIONAL BANCSHARES CORP                6,552
     200      *  INVESTMENT TECHNOLOGY GROUP, INC            10,058
     237         INVESTORS FINANCIAL SERVICES CORP           15,879
     200         IRT PROPERTY CO                              2,178
     100         IRWIN FINANCIAL CORP                         2,515
     603         ISTAR FINANCIAL, INC                        17,004
     170      *  ITT EDUCATIONAL SERVICES, INC                7,650
     300         JDN REALTY CORP                              4,080
     200         JEFFERIES GROUP, INC (NEW)                   6,480
   1,178         JEFFERSON-PILOT CORP                        56,920
   2,255         JOHN HANCOCK FINANCIAL SERVICES,
                   INC                                       90,786
      49         JOHN NUVEEN CO (CLASS A)                     2,775
     200      *  JONES LANG LASALLE, INC                      2,640
  14,978         JP MORGAN CHASE & CO                       668,018
     100         JP REALTY, INC                               2,450
     100         KANSAS CITY LIFE INSURANCE CO                4,000
   3,238         KEYCORP                                     84,349
     200         KILROY REALTY CORP                           5,820

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     400         KIMCO REALTY CORP                      $    18,940
     600      *  KNIGHT TRADING GROUP, INC                    6,414
     200         KOGER EQUITY, INC                            3,300
     140         KRAMONT REALTY TRUST                         1,915
   1,100      *  LA QUINTA PROPERTIES, INC                    5,698
     300      *  LABRANCHE & CO, INC                          8,700
     100         LANDAMERICA FINANCIAL GROUP, INC             3,185
     500         LEGG MASON, INC                             24,880
   1,864         LEHMAN BROTHERS HOLDINGS, INC              144,926
     300         LEUCADIA NATIONAL CORP                       9,735
     100         LEXINGTON CORPORATE PROPERTIES
                   TRUST                                      1,547
     100         LIBERTY CORP                                 4,000
     100         LIBERTY FINANCIAL COS, INC                   3,245
   1,400         LINCOLN NATIONAL CORP                       72,450
     200         LNR PROPERTY CORP                            7,000
     141      *  LOCAL FINANCIAL CORP                         1,818
     627         M & T BANK CORP                             47,338
     200         MACERICH CO                                  4,960
     300         MACK-CALI REALTY CORP                        8,544
     166         MAF BANCORP, INC                             5,096
     100         MANUFACTURED HOME COMMUNITIES, INC           2,810
      53      *  MARKEL CORP                                 10,414
   2,065         MARSH & MCLENNAN COS, INC                  208,565
     800         MARSHALL & ILSLEY CORP                      43,120
   1,229         MBIA, INC                                   68,430
   5,400         MBNA CORP                                  177,930
     100         MEDALLION FINANCIAL CORP                     1,025
   3,576         MELLON FINANCIAL CORP                      164,496
     500         MERCANTILE BANKSHARES CORP                  19,565
     200         MERCURY GENERAL CORP                         6,994
     300         MERISTAR HOSPITALITY CORP                    7,125
   6,277         MERRILL LYNCH & CO, INC                    371,912
   2,261         METROPOLITAN LIFE INSURANCE CO              70,045
     707         MGIC INVESTMENT CORP                        51,356
     100         MID-AMERICA APARTMENT COMMUNITIES,
                   INC                                        2,559
     100         MID-AMERICA BANCORP                          2,895
     200         MID-STATE BANCSHARES                         3,648
     100         MILLS CORP                                   2,460
     114         MISSION WEST PROPERTIES, INC                 1,379
      43         MISSISSIPPI VALLEY BANCSHARES, INC           1,715
     400         MONY GROUP, INC                             16,052
   8,339         MORGAN STANLEY DEAN WITTER & CO            535,613
      55         NATIONAL CITY BANCORP                        1,647
   4,512         NATIONAL CITY CORP                         138,879
   1,490         NATIONAL COMMERCE FINANCIAL CORP            36,311
     200         NATIONAL HEALTH INVESTORS, INC               2,060
     105         NATIONAL PENN BANCSHARES, INC                2,125
     300      *  NATIONSRENT, INC                               114
     200         NATIONWIDE FINANCIAL SERVICES, INC
                   (CLASS A)                                  8,730
     400         NATIONWIDE HEALTH PROPERTIES, INC            8,080
     210         NBT BANCORP, INC                             4,053
      14      *  NCO PORTFOLIO MANAGEMENT, INC                   83
     200      *  NETBANK, INC                                 2,260
     300         NEUBERGER BERMAN, INC                       20,400
     600         NEW PLAN EXCEL REALTY TRUST                  9,180

 18  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
     200      *  NEXTCARD, INC                          $     2,210
   1,200         NORTH FORK BANCORP, INC                     37,200
   1,480         NORTHERN TRUST CORP                         92,500
     200         NORTHWEST BANCORP, INC                       2,100
     269         NEW YORK COMMUNITY BANCORP, INC             10,127
     100         OCEANFIRST FINANCIAL CORP                    2,594
     300      *  OCWEN FINANCIAL CORP                         3,075
     500         OHIO CASUALTY CORP                           6,475
     520         OLD NATIONAL BANCORP                        13,728
     900         OLD REPUBLIC INTERNATIONAL CORP             26,100
     100         OMEGA FINANCIAL CORP                         3,219
     100         ORIENTAL FINANCIAL GROUP, INC                1,900
     200         PACIFIC CAPITAL BANCORP                      6,090
     600         PACIFIC CENTURY FINANCIAL CORP              15,474
     100         PACIFIC GULF PROPERTIES, INC                   489
     100         PACIFIC NORTHWEST BANCORP                    2,499
     162         PAN PACIFIC RETAIL PROPERTIES, INC           4,212
     100         PARK NATIONAL CORP                          10,250
     100         PARKWAY PROPERTIES, INC                      3,525
     100         PENNSYLVANIA REAL ESTATE INVESTMENT
                   TRUST                                      2,470
     200         PEOPLE'S BANK                                4,662
     100         PFF BANCORP, INC                             2,500
      56      *  PHILADELPHIA CONSOLIDATED HOLDING
                   CORP                                       1,947
     100      *  PICO HOLDINGS, INC                           1,462
     100         PMA CAPITAL CORP (CLASS A)                   1,805
     303         PMI GROUP, INC                              21,712
   2,165         PNC FINANCIAL SERVICES GROUP, INC          142,435
   1,000         POPULAR, INC                                32,940
     300         POST PROPERTIES, INC                        11,355
     253         PRENTISS PROPERTIES TRUST                    6,653
     200         PRESIDENTIAL LIFE CORP                       4,480
     100         PRIME GROUP REALTY TRUST                     1,350
     100      *  PROASSURANCE CORP                            1,725
     462         PROGRESSIVE CORP                            62,457
     886         PROLOGIS TRUST                              20,129
     100         PROMISTAR FINANCIAL CORP                     2,400
     400         PROTECTIVE LIFE CORP                        13,748
     215         PROVIDENT BANKSHARES CORP                    5,362
     200         PROVIDENT FINANCIAL GROUP, INC               6,584
   2,158         PROVIDIAN FINANCIAL CORP                   127,753
     112         PS BUSINESS PARKS, INC                       3,136
     666         PUBLIC STORAGE, INC                         19,746
     100         R & G FINANCIAL CORP (CLASS B)               1,605
     658         RADIAN GROUP, INC                           26,616
     300         RAYMOND JAMES FINANCIAL, INC                 9,180
     200         REALTY INCOME CORP                           5,912
     252         RECKSON ASSOCIATES REALTY CORP               5,796
     200         REGENCY CENTERS CORP                         5,080
   1,700         REGIONS FINANCIAL CORP                      54,400
     250         REINSURANCE GROUP OF AMERICA, INC            9,475
     400         RELIANCE GROUP HOLDINGS, INC                     4
     430         REPUBLIC BANCORP, INC                        5,977
     115         RESOURCE AMERICA, INC (CLASS A)              1,506
     200         RFS HOTEL INVESTORS, INC                     3,158

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     200         RICHMOND COUNTY FINANCIAL CORP         $     7,504
     100         RIGGS NATIONAL CORP                          1,699
     100         RLI CORP                                     4,492
     460         ROSLYN BANCORP, INC                         12,098
     432         ROUSE CO                                    12,376
     200         S & T BANCORP, INC                           5,022
   1,000         SAFECO CORP                                 29,500
     100         SANDY SPRING BANCORP, INC                    3,220
     100         SANTANDER BANCORP                            1,955
     100         SAUL CENTERS, INC                            1,889
   8,264         SCHWAB (CHARLES) CORP                      126,439
     100         SCPIE HOLDINGS, INC                          2,020
     200         SEACOAST FINANCIAL SERVICES CORP             3,250
     511      *  SECURITY CAPITAL GROUP, INC (CLASS
                   B)                                        10,935
     533         SEI INVESTMENTS CO                          25,264
     200         SELECTIVE INSURANCE GROUP, INC               5,336
     100         SENIOR HOUSING PROPERTIES TRUST              1,300
     300      *  SILICON VALLEY BANCSHARES                    6,600
      54         SIMMONS FIRST NATIONAL CORP (CLASS
                   A)                                         1,803
     931         SIMON PROPERTY GROUP, INC                   27,902
     641         SKY FINANCIAL GROUP, INC                    12,134
     200         SL GREEN REALTY CORP                         6,062
     100     b*  SNTL CORP                                       18
     300         SOUTH FINANCIAL GROUP, INC                   5,664
   2,550         SOUTHTRUST CORP                             66,300
     200      *  SOUTHWEST BANCORP OF TEXAS, INC              6,042
     110         SOUTHWEST SECURITIES GROUP, INC              2,277
   1,800         SOVEREIGN BANCORP, INC                      23,400
     100         SOVRAN SELF STORAGE, INC                     2,737
     500         SPIEKER PROPERTIES, INC                     29,975
   1,600         ST. PAUL COS, INC                           81,104
     233         STANCORP FINANCIAL GROUP, INC               11,041
   1,500         STARWOOD HOTELS & RESORTS
                   WORLDWIDE, INC                            55,920
     100         STATE AUTO FINANCIAL CORP                    1,639
   2,453         STATE STREET CORP                          121,398
     300         STATEN ISLAND BANCORP, INC                   8,355
      59         STERLING BANCORP                             1,805
     200         STERLING BANCSHARES, INC                     3,836
      84         STERLING FINANCIAL CORP                      1,944
     100      *  STEWART INFORMATION SERVICES CORP            1,949
   1,668         STILWELL FINANCIAL, INC                     55,978
     116         STORAGE U.S.A., INC                          4,176
      29         STUDENT LOAN CORP                            2,022
      44         SUFFOLK BANCORP                              1,972
     200         SUMMIT PROPERTIES, INC                       5,366
     100         SUN COMMUNITIES, INC                         3,535
     200     b*  SUNTERRA CORP                                   22
   1,896         SUNTRUST BANKS, INC                        122,822
     300         SUSQUEHANNA BANCSHARES, INC                  6,105
   1,853         SYNOVUS FINANCIAL CORP                      58,147
     200      *  SYNTROLEUM CORP                              1,818
     800         T ROWE PRICE GROUP, INC                     29,912
     200         TAUBMAN CENTERS, INC                         2,800
     600         TCF FINANCIAL CORP                          27,786
     500      *  TD WATERHOUSE GROUP                          5,465

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  19

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
     110         TEXAS REGIONAL BANCSHARES, INC
                   (CLASS A)                            $     4,431
   1,628         THE GOLDMAN SACHS GROUP, INC               139,682
     162         THORNBURG MORTGAGE, INC                      2,512
      50         THREE RIVERS BANCORP, INC                      562
      49         TOMPKINS TRUSTCO, INC                        1,935
     940         TORCHMARK CORP                              37,797
     100         TOWN & COUNTRY TRUST                         2,040
     200      *  TRAMMELL CROW CO                             2,210
     100         TRANSATLANTIC HOLDINGS, INC                 12,251
      51      *  TRIAD GUARANTY, INC                          2,040
     100         TRUST CO OF NEW JERSEY                       3,400
     545         TRUSTCO BANK CORP (NEW YORK)                 7,275
     391         TRUSTMARK CORP                               7,945
     100         TUCKER ANTHONY SUTRO CORP                    2,200
     134         U.S. RESTAURANT PROPERTIES, INC              2,000
     100         U.S.B. HOLDING CO, INC                       1,525
     200         UCBH HOLDINGS, INC                           6,070
     300      *  UICI                                         3,825
     110         UMB FINANCIAL CORP                           4,730
   1,100         UNION PLANTERS CORP                         47,960
     400         UNIONBANCAL CORP                            13,480
     300         UNITED BANKSHARES, INC                       8,040
     200         UNITED COMMUNITY FINANCIAL CORP              1,740
     800         UNITED DOMINION REALTY TRUST, INC           11,480
     100         UNITED NATIONAL BANCORP                      2,268
     200      *  UNITED RENTALS, INC                          5,190
     600      *  UNITEDGLOBALCOM, INC (CLASS A)               5,190
     300         UNITRIN, INC                                11,520
     299      *  UNIVERSAL AMERICAN FINANCIAL CORP            1,856
   1,673         UNUMPROVIDENT CORP                          53,736
  14,280         U.S. BANCORP (NEW)                         325,441
   1,221         USA EDUCATION, INC                          89,133
     100         VALHI, INC                                   1,295
     636         VALLEY NATIONAL BANCORP                     18,030
     183         VESTA INSURANCE GROUP, INC                   2,003
     500         VORNADO REALTY TRUST                        19,520
     200         W HOLDING CO, INC                            2,600
   1,606         WACHOVIA CORP                              114,266
     702         WADDELL & REED FINANCIAL, INC
                   (CLASS A)                                 22,288
     462         WASHINGTON FEDERAL, INC                     11,328
   6,577         WASHINGTON MUTUAL, INC                     246,966
     300         WASHINGTON REAL ESTATE INVESTMENT
                   TRUST                                      7,092
      90         WASHINGTON TRUST BANCORP, INC                1,980
     261         WAYPOINT FINANCIAL CORP                      3,275
     369         WEBSTER FINANCIAL CORP                      12,095
     200         WEINGARTEN REALTY INVESTORS                  8,770
  12,924         WELLS FARGO & CO                           600,061
     100         WESBANCO, INC                                2,509
      10         WESCO FINANCIAL CORP                         3,479
     300         WESTAMERICA BANCORP                         11,775
     111         WESTCORP                                     2,353
      87         WESTFIELD AMERICA, INC                       1,402
     122      *  WFS FINANCIAL, INC                           3,751

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     200         WHITNEY HOLDING CORP                   $     9,380
     200         WILMINGTON TRUST CORP                       12,530
     700      *  WIT SOUNDVIEW GROUP, INC                     1,281
   1,200      *  WYNDHAM INTERNATIONAL, INC (CLASS
                   A)                                         3,000
     100         ZENITH NATIONAL INSURANCE CORP               2,700
     700         ZIONS BANCORP                               41,300
                                                        -----------
                 TOTAL FINANCIAL SERVICES                17,529,379
                                                        -----------
HEALTH CARE -- 14.07%
  11,672         ABBOTT LABORATORIES CO                     560,372
     545      *  ABGENIX, INC                                24,525
     100      *  ABIOMED, INC                                 2,358
     194      *  ACCREDO HEALTH, INC                          7,214
     100      *  ACLARA BIOSCIENCES, INC                        776
     209      *  ADOLOR CORP                                  4,514
     224      *  ADVANCEPCS                                  14,347
     500      *  ADVANCED TISSUE SCIENCES, INC                2,500
   1,100      *  AETNA, INC (NEW)                            28,457
     300      *  AFFYMETRIX, INC                              6,615
     100      *  ALBANY MOLECULAR RESEARCH, INC               3,801
     100      *  ALEXION PHARMACEUTICALS, INC                 2,400
     400      *  ALKERMES, INC                               14,040
     987         ALLERGAN, INC                               84,388
     400      *  ALLIANCE PHARMACEUTICAL CORP                   900
     200      *  ALLSCRIPTS HEALTHCARE SOLUTIONS              1,800
     200         ALPHARMA, INC (CLASS A)                      5,450
     208      *  AMERICAN MEDICAL SYSTEMS HOLDING,
                   INC                                        3,192
      48      *  AMERICAN HEALTHWAYS, INC                     1,848
   9,907         AMERICAN HOME PRODUCTS CORP                578,965
     200      *  AMERIPATH, INC                               5,860
     365      *  AMERISOURCE HEALTH CORP (CLASS A)           20,184
   7,847      *  AMGEN, INC                                 476,155
     145      *  AMSURG CORP (CLASS A)                        4,284
     400      *  AMYLIN PHARMACEUTICALS, INC                  4,500
     437      *  ANDRX CORP                                  33,649
     100      *  APHTON CORP                                  2,190
     800      *  APOGENT TECHNOLOGIES, INC                   19,680
   1,600         APPLERA CORP (APPLIED BIOSYSTEMS
                   GROUP)                                    42,800
     444      *  APPLERA CORP (CELERA GENOMICS
                   GROUP)                                    17,609
     300      *  APRIA HEALTHCARE GROUP, INC                  8,655
     111      *  ARENA PHARMACEUTICALS, INC                   3,384
     200      *  ARIAD PHARMACEUTICALS, INC                   1,014
     143      *  ARQULE, INC                                  3,097
     100         ARROW INTERNATIONAL, INC                     3,840
     200      *  ARTHROCARE CORP                              5,230
     113      *  ATRIX LABORATORIES, INC                      2,289
     100      *  ATS MEDICAL, INC                             1,506
     200      *  AURORA BIOSCIENCES CORP                      6,200
     431      *  AVANIR PHARMACEUTICALS (CLASS A)             2,715
     400      *  AVANT IMMUNOTHERAPEUTICS, INC                2,260
     100      *  AVIGEN, INC                                  2,150
     200      *  AVIRON                                      11,400
     367         BARD (C.R.), INC                            20,900
     250      *  BARR LABORATORIES, INC                      17,602

 20  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
     400         BAUSCH & LOMB, INC                     $    14,496
   4,439         BAXTER INTERNATIONAL, INC                  217,511
     400         BECKMAN COULTER, INC                        16,320
   1,900         BECTON DICKINSON & CO                       68,001
   1,000         BERGEN BRUNSWIG CORP (CLASS A)              19,220
     800      *  BEVERLY ENTERPRISES, INC                     8,560
     100      *  BIOCRYST PHARMACEUTICALS, INC                  645
   1,100      *  BIOGEN, INC                                 59,796
     100      *  BIOMARIN PHARMACEUTICAL, INC                 1,321
   1,313         BIOMET, INC                                 63,102
     100      *  BIOPURE CORP                                 2,637
     100      *  BIO-RAD LABORATORIES, INC (CLASS A)          4,980
     100      *  BIOSITE DIAGNOSTICS, INC                     4,480
     400      *  BIO-TECHNOLOGY GENERAL CORP                  5,240
   2,317      *  BOSTON SCIENTIFIC CORP                      39,389
  14,614         BRISTOL-MYERS SQUIBB CO                    764,312
     342      *  BRUKER DALTONICS, INC                        5,153
     120      *  CALIPER TECHNOLOGIES CORP                    2,526
   3,334         CARDINAL HEALTH, INC                       230,046
     200      *  CARDIODYNAMICS INTERNATIONAL CORP            1,012
   1,700      *  CAREMARK RX, INC                            27,965
     600      *  CELGENE CORP                                17,310
     300      *  CELL GENESYS, INC                            6,150
     100      *  CELL PATHWAYS, INC                             633
     300      *  CELL THERAPEUTICS, INC                       8,292
     409      *  CEPHALON, INC                               28,834
     200      *  CERNER CORP                                  8,400
      77      *  CERUS CORP                                   5,587
     286      *  CHARLES RIVER LABORATORIES
                   INTERNATIONAL, INC                         9,938
     655      *  CHIRON CORP                                 33,405
   1,122         CIGNA CORP                                 107,510
     108      *  CIMA LABS, INC                               8,478
     200      *  COHERENT, INC                                7,234
     200      *  COLUMBIA LABORATORIES, INC                   1,618
     291      *  COMMUNITY HEALTH SYSTEMS                     8,584
     100      *  CONMED CORP                                  2,605
     200      *  CONNETICS CORP                               1,516
     100         COOPER COS, INC                              5,140
     400      *  COR THERAPEUTICS, INC                       12,200
     300      *  CORIXA CORP                                  5,121
     400      *  COVANCE, INC                                 9,060
     500      *  COVENTRY HEALTH CARE, INC                   10,100
     250      *  CRYOLIFE, INC                               10,227
     200      *  CUBIST PHARMACEUTICALS, INC                  7,600
     260      *  CURAGEN CORP                                 9,464
      30      *  CURIS, INC                                     189
     100      *  CV THERAPEUTICS, INC                         5,700
      29      *  CYBEAR GROUP                                    13
     100      *  CYBERONICS, INC                              1,690
     200      *  CYGNUS, INC                                  2,050
     600      *  CYTOGEN CORP                                 3,240
     900      *  CYTYC CORP                                  20,745
     100         DATASCOPE CORP                               4,609
     600      *  DAVITA, INC                                 12,198
     228      *  DECODE GENETICS, INC                         2,806

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     114      *  DENDREON CORP                          $     1,907
     200      *  DENDRITE INTERNATIONAL, INC                  2,220
     300         DENTSPLY INTERNATIONAL, INC                 13,305
     200         DIAGNOSTIC PRODUCTS CORP                     6,640
     200      *  DIAMETRICS MEDICAL, INC                        604
      38      *  DIANON SYSTEMS, INC                          1,729
     100      *  DIGENE CORP                                  4,080
     188      *  DIVERSA CORP                                 3,823
     159      *  DURAMED PHARMACEUTICALS, INC                 2,844
     141      *  DURECT CORP                                  1,737
     100      *  DUSA PHARMACEUTICALS, INC                    1,428
     100      *  DVI, INC                                     1,760
     144      *  DYAX CORP                                    2,509
     300      *  ECLIPSYS CORP                                8,430
     400      *  EDWARDS LIFESCIENCES CORP                   10,544
     200         ELAN CORP CONTINGENT VALUE RTS                  46
       1      *  ELAN CORP PLC (SPON ADR)                        61
     100      *  EMISPHERE TECHNOLOGIES, INC                  3,150
     100      *  ENDO PHARMACEUTICALS HOLDINGS, INC
                   WTS 12/31/02                                  35
     100      *  ENDOCARE, INC                                1,599
     100      *  ENTREMED, INC                                1,600
     210      *  ENZO BIOCHEM, INC                            7,203
     300      *  ENZON, INC                                  18,750
     253      *  EXELIXIS, INC                                4,799
     586      *  EXPRESS SCRIPTS, INC                        32,247
     704      *  FIRST HEALTH GROUP CORP                     16,980
     400      *  FISHER SCIENTIFIC INTERNATIONAL,
                   INC                                       11,600
   1,300      *  FOREST LABORATORIES, INC                    92,300
     135      *  GENAISSANCE PHARMACEUTICALS                  1,895
     200      *  GENE LOGIC, INC                              4,360
   1,700      *  GENENTECH, INC                              93,670
     100      *  GENOME THERAPEUTICS CORP                     1,484
     200      *  GENTA, INC                                   2,678
      80      *  GENZYME CORP (BIOSURGERY DIVISION)             661
   1,387      *  GENZYME CORP (GENERAL DIVISION)             84,607
     200      *  GERON CORP                                   2,800
     700      *  GILEAD SCIENCES, INC                        40,733
     100      *  GLIATECH, INC                                  425
   2,327      *  GUIDANT CORP                                83,772
     158      *  GUILFORD PHARMACEUTICALS, INC                5,372
     151      *  HAEMONETICS CORP                             4,605
   4,000         HCA, INC                                   180,760
   1,800      *  HEALTH MANAGEMENT ASSOCIATES, INC
                   (CLASS A) (NEW)                           37,872
     687      *  HEALTH NET, INC                             11,953
   2,900      *  HEALTHSOUTH CORP                            46,313
     336         HILLENBRAND INDUSTRIES, INC                 19,188
     982      *  HUMAN GENOME SCIENCES, INC                  59,165
   1,200      *  HUMANA, INC                                 11,820
     100      *  HYSEQ, INC                                   1,150
     600         ICN PHARMACEUTICALS, INC                    19,032
     331      *  ICOS CORP                                   21,184
      42      *  ICU MEDICAL, INC                             1,733
     800      *  IDEC PHARMACEUTICALS CORP                   54,152
     300      *  IDEXX LABORATORIES, INC                      9,375
     100      *  IDX SYSTEMS CORP                             1,201

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  21

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
     100      *  IGEN INTERNATIONAL, INC                $     2,600
     200      *  ILEX ONCOLOGY, INC                           5,980
     249      *  I-MANY, INC                                  3,361
     600      *  IMATRON, INC                                 1,200
     425      *  IMCLONE SYSTEMS, INC                        22,440
     200      *  IMMUNE RESPONSE CORP                           950
   2,333      *  IMMUNEX CORP                                41,410
     300      *  IMMUNOGEN, INC                               6,000
     200      *  IMMUNOMEDICS, INC                            4,280
     137      *  IMPATH, INC                                  6,069
   2,200         IMS HEALTH, INC                             62,700
     100      *  INAMED CORP                                  2,650
     400      *  INCYTE GENOMICS, INC                         9,808
     300      *  INHALE THERAPEUTIC SYSTEMS, INC              6,900
     245      *  INSMED, INC                                  2,202
   1,100     b*  INTEGRATED HEALTH SERVICES, INC                 60
     200      *  INTEGRATED SILICON SOLUTION, INC             2,780
     179      *  INTERMUNE, INC                               6,375
     267      *  INTERNEURON PHARMACEUTICALS, INC             2,266
     100      *  INTRABIOTICS PHARMACEUTICALS, INC              145
     228      *  INTUITIVE SURGICAL, INC                      3,080
     168         INVACARE CORP                                6,489
     196      *  INVERNESS MEDICAL TECHNOLOGY, INC            7,252
     392      *  INVITROGEN CORP                             28,145
     300      *  ISIS PHARMACEUTICALS, INC                    3,717
     100      *  I-STAT CORP                                  1,474
   1,298      *  IVAX CORP                                   50,622
  22,269         JOHNSON & JOHNSON                        1,113,450
   1,012      *  KING PHARMACEUTICALS, INC                   54,395
      60      *  KOS PHARMACEUTICALS, INC                     2,370
     167      *  KV PHARMACEUTICAL CO (CLASS B)               5,594
     238      *  LA JOLLA PHARMACEUTICAL CO                   2,439
     356      *  LABORATORY CORP OF AMERICA HOLDINGS         27,376
      59         LANDAUER, INC                                1,770
     100      *  LEXICON GENETICS, INC                        1,250
     284      *  LIFEPOINT HOSPITALS, INC                    12,575
     299      *  LIGAND PHARMACEUTICALS, INC (CLASS
                   A)                                         3,378
   7,200         LILLY (ELI) & CO                           532,800
     666      *  LINCARE HOLDINGS, INC                       19,986
      82      *  LUMINEX CORP                                 1,639
     100      *  LYNX THERAPEUTICS, INC                         684
     173      *  MAGELLAN HEALTH SERVICES, INC                2,214
     753      *  MANOR CARE, INC                             23,907
     112      *  MARTEK BIOSCIENCES CORP                      3,192
     200      *  MATRIX PHARMACEUTICAL, INC                   2,086
     100      *  MAXIM PHARMACEUTICALS, INC                     631
     100      *  MAXIMUS, INC                                 4,009
     217      *  MAXYGEN, INC                                 4,774
   2,155         MCKESSON HBOC, INC                          79,993
     500      *  MEDAREX, INC                                11,750
     147      *  MEDICINES CO                                 3,012
     200      *  MEDICIS PHARMACEUTICAL CORP (CLASS
                   A)                                        10,600
   1,600      *  MEDIMMUNE, INC                              75,520
     136      *  MEDQUIST, INC                                4,036
   9,058         MEDTRONIC, INC                             416,758

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     200         MENTOR CORP                            $     5,700
  17,262         MERCK & CO, INC                          1,103,214
     100      *  MGI PHARMA, INC                              1,250
     300      *  MID ATLANTIC MEDICAL SERVICES, INC           5,379
   1,630      *  MILLENNIUM PHARMACEUTICALS, INC             57,995
     352         MILLIPORE CORP                              21,816
     300      *  MINIMED, INC                                14,400
     100      *  MIRAVANT MEDICAL TECHNOLOGIES                1,140
     100      *  MOLECULAR DEVICES CORP                       2,005
     900         MYLAN LABORATORIES, INC                     25,317
     175      *  MYRIAD GENETICS, INC                        11,080
     200      *  NABI                                         1,588
     100      *  NANOGEN, INC                                   679
     176      *  NAPRO BIOTHERAPEUTICS, INC                   1,795
     200      *  NEOFORMA.COM, INC                              170
      76      *  NEOPHARM, INC                                1,938
     100      *  NEOSE TECHNOLOGIES, INC                      4,500
     200      *  NEUROCRINE BIOSCIENCES, INC                  7,998
     100      *  NEUROGEN CORP                                2,295
     100      *  NEXELL THERAPEUTICS, INC                       209
     100      *  NOVEN PHARMACEUTICALS, INC                   3,920
     100      *  NOVOSTE CORP                                 2,550
     200      *  NPS PHARMACEUTICALS, INC                     8,040
     100      *  OCULAR SCIENCES, INC                         2,540
     619         OMNICARE, INC                               12,503
     200      *  ON ASSIGNMENT, INC                           3,600
     138      *  ONYX PHARMACEUTICALS, INC                    1,657
     191      *  ORASURE TECHNOLOGIES, INC                    2,387
     300      *  ORGANOGENESIS, INC                           2,220
     300      *  ORTHODONTIC CENTERS OF AMERICA, INC          9,117
     200      *  OSI PHARMACEUTICALS, INC                    10,518
     300         OWENS & MINOR, INC                           5,700
     700      *  OXFORD HEALTH PLANS, INC                    20,020
     200      *  PACIFICARE HEALTH SYSTEMS, INC               3,260
     473      *  PACKARD BIOSCIENCE CO                        3,925
     852         PALL CORP                                   20,047
     200      *  PAREXEL INTERNATIONAL CORP                   3,900
     366      *  PATTERSON DENTAL CO                         10,980
     149      *  PEDIATRIX MEDICAL GROUP, INC                 4,946
     200      *  PER-SE TECHNOLOGIES, INC                     1,630
     600      *  PEREGRINE PHARMACEUTICALS, INC               1,578
  47,445         PFIZER, INC                              1,900,172
     300      *  PHARMACEUTICAL PRODUCT DEVELOPMENT,
                   INC                                        9,153
     129      *  PHARMACEUTICAL RESOURCES, INC                3,959
   9,774         PHARMACIA CORP                             449,115
     200      *  PHARMACOPEIA, INC                            4,800
     100      *  PHARMACYCLICS, INC                           3,390
     100      *  POLYMEDICA CORP                              4,050
     380      *  PRAECIS PHARMACEUTICALS, INC                 6,247
     200      *  PRIORITY HEALTHCARE CORP (CLASS B)           5,656
     200      *  PROCURENET, INC                                 30
      25      *  PROFESSIONAL DETAILING, INC                  2,300
     327      *  PROTEIN DESIGN LABS, INC                    28,370
     350      *  PROVINCE HEALTHCARE CO                      12,351
     500      *  PSS WORLD MEDICAL, INC                       3,215
     500      *  QUEST DIAGNOSTICS, INC                      37,425

 22  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
     808      *  QUINTILES TRANSNATIONAL CORP           $    20,402
     200      *  REGENERON PHARMACEUTICALS, INC               6,930
     100      *  REHABCARE GROUP, INC                         4,820
     355      *  RENAL CARE GROUP, INC                       11,675
      52      *  RES-CARE, INC                                  429
     234      *  RESMED, INC                                 11,828
     300      *  RESPIRONICS, INC                             8,928
     165      *  ROSETTA INPHARMATICS, INC                    2,557
     100      *  SANGSTAT MEDICAL CORP                        1,638
     256      *  SCHEIN (HENRY), INC                         10,255
  10,985         SCHERING-PLOUGH CORP                       398,096
     296      *  SCIOS, INC                                   7,402
     600      *  SEPRACOR, INC                               23,880
     134      *  SEROLOGICALS CORP                            2,859
   2,100      *  SERVICE CORP INTERNATIONAL                  13,356
      12      *  SHIRE PHARMACEUTICALS GROUP PLC ADR            666
     300      *  SICOR, INC                                   6,930
     168      *  SOLA INTERNATIONAL, INC                      2,370
     642      *  ST. JUDE MEDICAL, INC                       38,520
     100      *  STERICYCLE, INC                              4,695
     500      *  STERIS CORP                                 10,025
     700         STEWART ENTERPRISES, INC (CLASS A)           5,110
   1,009         STRYKER CORP                                55,343
     100      *  SUNRISE ASSISTED LIVING, INC                 2,625
     200      *  SUPERGEN, INC                                2,946
     100      *  SURMODICS, INC                               5,880
     300      *  SYBRON DENTAL SPECIALTIES, INC               6,147
      90      *  SYNAVANT, INC                                  639
     200      *  SYNCOR INTERNATIONAL CORP                    6,200
     176      *  TANOX, INC                                   5,552
     200      *  TARGETED GENETICS CORP                       1,300
     300      *  TECHNE CORP                                  9,750
   2,453      *  TENET HEALTHCARE CORP                      126,550
     300      *  TEXAS BIOTECHNOLOGY CORP                     2,514
     100      *  THERAGENICS CORP                             1,117
     183      *  THORATEC CORP                                2,845
     200      *  TITAN PHARMACEUTICALS, INC                   6,002
     200      *  TRANSKARYOTIC THERAPIES, INC                 5,890
     489      *  TRIAD HOSPITALS, INC                        14,410
     300      *  TRIANGLE PHARMACEUTICALS, INC                1,404
     300      *  TRIGON HEALTHCARE, INC                      19,455
     100      *  TRIMERIS, INC                                5,007
     100      *  TULARIK, INC                                 2,583
     100      *  UNITED THERAPEUTICS CORP                     1,335
   2,377         UNITEDHEALTH GROUP, INC                    146,779
     374         UNIVERSAL HEALTH SERVICES, INC              17,017
      80      *  UROLOGIX, INC                                1,464
     600      *  US ONCOLOGY, INC                             5,334
     200      *  VALENTIS, INC                                1,250
     248      *  VARIAN MEDICAL SYSTEMS, INC                 17,732
     204      *  VARIAN, INC                                  6,589
     300      *  VASOMEDICAL, INC                             1,296
     100      *  VAXGEN, INC                                  1,900
     100      *  VENTANA MEDICAL SYSTEMS, INC                 3,150
     500         VENTAS, INC                                  5,475
      66      *  VENTIV HEALTH, INC                           1,362

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     500      *  VERTEX PHARMACEUTICALS, INC            $    24,750
     100      *  VICAL, INC                                   1,398
     262      *  VIDAMED, INC                                 1,585
     132      *  VIROPHARMA, INC                              4,488
     400      *  VISX, INC                                    7,740
   1,000      *  WATERS CORP                                 27,610
     771      *  WATSON PHARMACEUTICALS, INC                 47,524
      69      *  WATSON WYATT & CO HOLDINGS                   1,613
   2,042      *  WEBMD CORP                                  14,294
     500      *  WELLPOINT HEALTH NETWORKS, INC              47,120
     100         X-RITE, INC                                    884
     100      *  ZOLL MEDICAL CORP                            2,745
                                                        -----------
                 TOTAL HEALTH CARE                       12,917,309
                                                        -----------
OTHER -- 1.54%
     100         ABM INDUSTRIES, INC                          3,725
     100      *  ACACIA RESEARCH CORP                         1,689
       5         ADECCO S.A. ADR                                 59
     200      *  ADMINSTAFF, INC                              5,200
     100      *  ADVO, INC                                    3,415
     300         ALEXANDER & BALDWIN, INC                     7,725
     200         BANTA CORP                                   5,860
     700         BLOCK (H&R), INC                            45,185
     100         BRADY CORP (CLASS A)                         3,613
     100      *  BRIGHT HORIZONS FAMILY SOLUTIONS,
                   INC                                        3,140
     200      *  CAREER EDUCATION CORP                       11,980
     100      *  CDI CORP                                     1,699
   6,420      *  CENDANT CORP                               125,190
     100         CENTRAL PARKING CORP                         1,870
     600      *  CENTURY BUSINESS SERVICES, INC               3,240
     863         CINTAS CORP                                 39,913
     100      *  CORINTHIAN COLLEGES, INC                     4,707
     260      *  CORPORATE EXECUTIVE BOARD CO                10,920
     100      *  COSTAR GROUP, INC                            2,630
     400         CRANE CO                                    12,400
     132      *  DAISYTEK INTERNATIONAL CORP                  2,079
     100      *  DELTEK SYSTEMS, INC                            712
     467      *  DEVRY, INC                                  16,868
   1,500         DOVER CORP                                  56,475
     600      *  DUN & BRADSTREET CORP                       16,920
     100      *  EDISON SCHOOLS, INC                          2,284
     200      *  EDUCATION MANAGEMENT CORP                    8,010
     100      *  E-LOAN, INC                                    105
     100      *  ESCO TECHNOLOGIES, INC                       3,015
     541      *  EXULT, INC                                   9,224
     100      *  FIRST CONSULTING GROUP, INC                    720
     300         FIRST INDUSTRIAL REALTY TRUST, INC           9,642
     100      *  FORRESTER RESEARCH, INC                      2,259
   1,200         FORTUNE BRANDS, INC                         46,032
      75      *  GENTIVA HEALTH SERVICES, INC                 1,350
     300      *  GETTY IMAGES, INC                            7,878
       4      *  GLOBAL SOURCES LTD                              26
     300      *  GTECH HOLDINGS CORP                         10,653
     100      *  HALL KINION & ASSOCIATES, INC                  806
     200         HARLAND (JOHN H.) CO                         4,660
      15         HAVAS ADVERTISING S.A. ADR                     163

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  23

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
OTHER -- (CONTINUED)
     100      *  HEIDRICK & STRUGGLES INTERNATIONAL,
                   INC                                  $     2,033
   6,131         HONEYWELL INTERNATIONAL, INC               214,523
     100      *  HOTJOBS.COM LTD                                900
      44      *  HUTTIG BUILDING PRODUCTS, INC                  223
     200      *  INFOUSA, INC                                 1,200
     104      *  ITRON, INC                                   1,972
     600         ITT INDUSTRIES, INC                         26,550
     100         KELLY SERVICES, INC (CLASS A)                2,425
     300      *  KORN/FERRY INTERNATIONAL                     4,650
     350      *  LABOR READY, INC                             1,834
     500         LIBERTY PROPERTY TRUST                      14,800
   1,033         LOEWS CORP                                  66,556
     600         MANPOWER, INC                               17,940
     100         MATTHEWS INTERNATIONAL CORP (CLASS
                   A)                                         4,396
     100      *  MEMBERWORKS, INC                             2,314
     500      *  METROMEDIA INTERNATIONAL GROUP, INC          1,645
     100      *  MODEM MEDIA, INC                               383
     700      *  MODIS PROFESSIONAL SERVICES, INC             4,830
   1,200         MOODY'S CORP                                40,200
     106      *  MSC.SOFTWARE CORP                            1,987
     300         NATIONAL SERVICE INDUSTRIES, INC             6,771
     300      *  NAVIGANT CONSULTING CO                       2,460
     100      *  NCO GROUP, INC                               3,093
     100         NEW ENGLAND BUSINESS SERVICES, INC           1,920
     200      *  OFFSHORE LOGISTICS, INC                      3,800
      81      *  PFSWEB, INC                                     85
     396         PITTSTON CO                                  8,826
     100      *  PREPAID LEGAL SERVICES, INC                  2,200
     100      *  PROQUEST CO                                  3,100
     200      *  PROTECTION ONE, INC                            230
     200      *  R.H. DONNELLEY CORP                          6,400
     200      *  RENT-WAY, INC                                2,180
   1,156      *  ROBERT HALF INTERNATIONAL, INC              28,772
     100         ROLLINS, INC                                 1,991
     100      *  SCHOOL SPECIALTY, INC                        2,585
   2,300         SERVICEMASTER CO                            27,600
     100      *  SOURCE INFORMATION MANAGEMENT CO               553
     400      *  SPHERION CORP                                3,580
     100         STANDARD REGISTER CO                         1,850
     100         STANDEX INTERNATIONAL CORP                   2,360
     100         STRAYER EDUCATION, INC                       4,875
     200      *  SYMYX TECHNOLOGIES, INC                      5,258
      59         TALX CORP                                    2,357
     100      *  TEJON RANCH CO                               2,725
     200      *  TELETECH HOLDINGS, INC                       1,798
     800      *  TERREMARK WORLDWIDE, INC                     1,200
     900         TEXTRON, INC                                49,536
     552      *  TMP WORLDWIDE, INC                          32,628
     100      *  TRAVELOCITY.COM, INC                         3,070
     600      *  U.S. INDUSTRIES, INC                         2,460
     100      *  UNIROYAL TECHNOLOGY CORP                       850
     200      *  UNITED STATIONERS, INC                       6,312
   3,527         UNITED TECHNOLOGIES CORP                   258,388
     300         VALSPAR CORP                                10,650

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     653         VIAD CORP                              $    17,239
     100      *  WACKENHUT CORP (CLASS A)                     1,725
     200         WALTER INDUSTRIES, INC                       2,380
                                                        -----------
                 TOTAL OTHER                              1,419,209
                                                        -----------
PRODUCER DURABLES -- 5.98%
     234      *  ACTIVE POWER, INC                            3,903
     140      *  ACTUANT CORP (CLASS A)                       2,303
     500         AGCO CORP                                    4,575
   1,007      *  ALLIED WASTE INDUSTRIES, INC                18,810
     100         AMERICAN STATES WATER CO                     3,400
     623         AMERICAN WATER WORKS CO, INC                20,540
     200         AMETEK, INC                                  6,110
     100         APPLIED INDUSTRIAL TECHNOLOGIES,
                   INC                                        1,895
     100      *  ASTEC INDUSTRIES, INC                        1,725
     689      *  AXCELIS TECHNOLOGIES, INC                   10,197
     200         BALDOR ELECTRIC CO                           4,274
     100      *  BLOUNT INTERNATIONAL, INC                      250
     200         BRIGGS & STRATTON CORP                       8,420
     100      *  BROOKS AUTOMATION, INC                       4,610
     100         CALIFORNIA WATER SERVICE GROUP               2,565
     100      *  CASELLA WASTE SYSTEMS, INC (CLASS
                   A)                                         1,250
      49      *  CATAYTICA ENERGY SYSTEMS                     1,063
   2,573         CATERPILLAR, INC                           128,778
     259      *  COGNEX CORP                                  8,767
     200      *  COINSTAR, INC                                4,450
     100         COLUMBUS MCKINNON CORP                       1,125
     700         COOPER INDUSTRIES, INC                      27,713
     400      *  COVANTA ENERGY CORP                          7,384
     253         CUMMINS, INC                                 9,791
     100      *  CUNO, INC                                    3,000
   1,766         DEERE & CO                                  66,843
     450      *  DYCOM INDUSTRIES, INC                       10,318
     500         EATON CORP                                  35,050
   3,237         EMERSON ELECTRIC CO                        195,838
     300         FEDERAL SIGNAL CORP                          7,041
     300      *  FLOWSERVE CORP                               9,225
      32         FRANKLIN ELECTRIC CO, INC                    2,428
     200      *  FUELCELL ENERGY, INC                         4,618
     100      *  GARDNER DENVER, INC                          2,055
     338         GATX CORP                                   13,553
  74,536         GENERAL ELECTRIC CO                      3,633,630
     100      *  GENLYTE GROUP, INC                           3,091
     600         GRAINGER (W.W.), INC                        24,696
     184      *  H POWER CORP                                 1,786
     700     b*  HARNISCHFEGER INDUSTRIES, INC                   10
     300         HARSCO CORP                                  8,139
     171      *  HEADWATERS, INC                              2,736
     363         HUBBELL, INC (CLASS B)                      10,527
     100      *  IBIS TECHNOLOGY CORP                         1,103
     200         IDEX CORP                                    6,800
   1,759         ILLINOIS TOOL WORKS, INC                   111,344
   1,100         INGERSOLL-RAND CO                           45,320
     100      *  IONICS, INC                                  3,150
     300         JLG INDUSTRIES, INC                          3,705
     200         KAYDON CORP                                  5,130
     200         KENNAMETAL, INC                              7,380

 24  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
PRODUCER DURABLES -- (CONTINUED)
     300         LINCOLN ELECTRIC HOLDINGS, INC         $     6,816
     100         LINDSAY MANUFACTURING CO                     1,900
     200      *  LITTELFUSE, INC                              5,358
     100      *  MAGNETEK, INC                                1,250
     200         MANITOWOC CO, INC                            5,900
     100      *  MECHANICAL TECHNOLOGY, INC                     721
     164         MILACRON, INC                                2,569
     100         MINE SAFETY APPLIANCES CO                    3,425
   2,967         MINNESOTA MINING & MANUFACTURING CO        338,534
      48         NACCO INDUSTRIES, INC (CLASS A)              3,743
     200      *  NATIONAL INSTRUMENTS CORP                    6,490
     500      *  NAVISTAR INTERNATIONAL CORP                 14,065
     500      *  NEWPARK RESOURCES, INC                       5,550
     200         NEWPORT NEWS SHIPBUILDING, INC              12,250
     200         NORDSON CORP                                 4,662
     477         PACCAR, INC                                 24,527
     914         PARKER HANNIFIN CORP                        38,790
     124      *  PEMSTAR, INC                                 1,820
     450         PHILADELPHIA SUBURBAN CORP                  11,475
     100      *  PHOTON DYNAMICS, INC                         3,140
   1,864         PITNEY BOWES, INC                           78,511
     100      *  PLUG POWER, INC                              2,153
     400      *  POWER-ONE, INC                               6,656
     200      *  QUANTA SERVICES, INC                         4,408
     134      *  RAYOVAC CORP                                 2,854
     100         REGAL-BELOIT CORP                            2,080
   1,300      *  REPUBLIC SERVICES, INC (CLASS A)            25,805
     100         ROBBINS & MYERS, INC                         2,820
   1,100         ROCKWELL INTERNATIONAL CORP                 41,932
     200         ROPER INDUSTRIES, INC                        8,350
     300     b*  SAFETY-KLEEN CORP                               66
     200         SAUER-DANFOSS, INC                           1,890
     100      *  SEQUA CORP (CLASS A)                         4,550
      73      *  SPS TECHNOLOGIES, INC                        3,460
     200         STEWART & STEVENSON SERVICES, INC            6,600
     100         TECUMSEH PRODUCTS CO (CLASS A)               4,950
     258         TELEFLEX, INC                               11,352
     100         TENNANT CO                                   4,000
     200      *  TEREX CORP                                   4,240
     300      *  TETRA TECH, INC                              8,160
      89      *  TETRA TECHNOLOGIES, INC                      2,176
   1,397      *  THERMO ELECTRON CORP                        30,761
     400         THOMAS & BETTS CORP                          8,828
     400         TIMKEN CO                                    6,776
     100         TORO CO                                      4,495
     300         TRINITY INDUSTRIES, INC                      6,150
     300      *  UNOVA, INC                                   2,064
     200      *  VALENCE TECHNOLOGY, INC                      1,286
     100         VALMONT INDUSTRIES, INC                      1,820
     218         WABTEC CORP                                  3,270
     200      *  WASTE CONNECTIONS, INC                       6,320
   4,708         WASTE MANAGEMENT, INC                      145,100
     100         WATTS INDUSTRIES, INC (CLASS A)              1,695
   5,100         XEROX CORP                                  48,807
                                                        -----------
                 TOTAL PRODUCER DURABLES                  5,489,784
                                                        -----------

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
TECHNOLOGY -- 19.79%
   2,500      *  3COM CORP                              $    11,875
     200      *  3DO CO                                       1,456
     200      *  ACCRUE SOFTWARE, INC                            96
     100      *  ACT MANUFACTURING, INC                       1,094
     200      *  ACTEL CORP                                   4,910
   1,429      *  ACTERNA CORP                                15,719
     129      *  ACTIVISION, INC                              5,063
     400      *  ACTUATE CORP                                 3,820
     634      *  ACXIOM CORP                                  8,299
     700      *  ADAPTEC, INC                                 6,958
     200      *  ADAPTIVE BROADBAND CORP                         70
   6,244      *  ADC TELECOMMUNICATIONS, INC                 41,210
     100      *  ADE CORP                                     1,900
     100      *  ADEPT TECHNOLOGY, INC                          990
   1,800         ADOBE SYSTEMS, INC                          84,600
     200      *  ADTRAN, INC                                  4,100
     400      *  ADVANCED DIGITAL INFORMATION CORP            6,920
     138      *  ADVANCED ENERGY INDUSTRIES, INC              5,695
     600      *  ADVANCED FIBRE COMMUNICATIONS, INC          12,600
   2,400      *  ADVANCED MICRO DEVICES, INC                 69,312
     200      *  ADVENT SOFTWARE, INC                        12,700
     750      *  AEROFLEX, INC                                7,875
     200      *  AETHER SYSTEMS, INC                          1,770
     284      *  AFFILIATED COMPUTER SERVICES, INC
                   (CLASS A)                                 20,422
   4,496      *  AGERE SYSTEMS, INC (CLASS A)                33,720
     200      *  AGILE SOFTWARE CORP                          3,400
   3,440      *  AGILENT TECHNOLOGIES, INC                  111,800
     300      *  AKAMAI TECHNOLOGIES, INC                     2,752
     200      *  ALLIANCE SEMICONDUCTOR CORP                  2,404
     300      *  ALPHA INDUSTRIES, INC                        8,865
   2,728      *  ALTERA CORP                                 79,112
     300      *  AMERICAN MANAGEMENT SYSTEMS, INC             7,080
   1,200      *  AMERICAN POWER CONVERSION CORP              18,900
     200      *  AMERICAN SUPERCONDUCTOR CORP                 5,160
     800      *  AMKOR TECHNOLOGY, INC                       17,680
     300      *  AMPHENOL CORP (CLASS A)                     12,015
     350      *  ANADIGICS, INC                               8,050
   2,613      *  ANALOG DEVICES, INC                        113,012
     200      *  ANAREN MICROWAVE, INC                        4,000
     600      *  ANDREW CORP                                 11,070
     200      *  ANIXTER INTERNATIONAL, INC                   6,140
     300      *  ANSWERTHINK, INC                             2,997
     107      *  ANSYS, INC                                   2,003
     200      *  ANTEC CORP                                   2,480
     200      *  APAC CUSTOMER SERVICES, INC                    634
   2,649      *  APPLE COMPUTER, INC                         61,589
   6,110      *  APPLIED MATERIALS, INC                     300,001
   2,046      *  APPLIED MICRO CIRCUITS CORP                 35,191
     180      *  ARBITRON, INC                                4,338
     137      *  AREMISSOFT CORP                              2,219

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  25

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     100      *  ARGUSS COMMUNICATIONS, INC             $       498
   1,627      *  ARIBA, INC                                   8,948
     700      *  ARROW ELECTRONICS, INC                      17,003
     400      *  ART TECHNOLOGY GROUP, INC                    2,320
     300      *  ARTESYN TECHNOLOGIES, INC                    3,870
     157      *  ASIAINFO HOLDINGS, INC                       3,100
     400      *  ASPECT COMMUNICATIONS CORP                   2,796
     200      *  ASPEN TECHNOLOGY, INC                        4,840
      90      *  ASTROPOWER, INC                              4,692
     300      *  ASYST TECHNOLOGIES, INC                      4,050
   3,000      *  ATMEL CORP                                  40,470
     200      *  ATMI, INC                                    6,000
     100      *  AUDIOVOX CORP (CLASS A)                      1,110
     338      *  AUSPEX SYSTEMS, INC                          2,413
     400         AUTODESK, INC                               14,920
   4,708         AUTOMATIC DATA PROCESSING, INC             233,987
     300      *  AVANT! CORP                                  3,990
   2,106      *  AVAYA, INC                                  28,852
     730         AVERY DENNISON CORP                         37,266
     368      *  AVICI SYSTEMS, INC                           3,153
     200      *  AVID TECHNOLOGY, INC                         3,140
     874         AVNET, INC                                  19,595
     309      *  AVOCENT CORP                                 7,029
     384         AVX CORP                                     8,064
     100      *  AWARE, INC                                     900
     200      *  AXT, INC                                     5,340
     208      *  BARRA, INC                                   8,143
   2,270      *  BEA SYSTEMS, INC                            69,711
      80         BEI TECHNOLOGIES, INC                        2,160
     100         BEL FUSE, INC (CLASS B)                      3,325
     200         BELDEN, INC                                  5,350
     100      *  BENCHMARK ELECTRONICS, INC                   2,436
     300      *  BINDVIEW DEVELOPMENT CORP                      633
     400      *  BISYS GROUP, INC                            23,600
     143      *  BLACK BOX CORP                               9,632
   1,766      *  BMC SOFTWARE, INC                           39,805
     400      *  BORLAND SOFTWARE CORP                        6,240
     112      *  BOSTON COMMUNICATIONS GROUP                  1,612
     100      *  BOTTOMLINE TECHNOLOGIES, INC                   540
     100      *  BREAKAWAY SOLUTIONS, INC                        16
     300      *  BRIGHTPOINT, INC                               870
     100      *  BRIO TECHNOLOGY, INC                           730
   1,420      *  BROADCOM CORP (CLASS A)                     60,719
   1,500      *  BROADVISION, INC                             7,500
   1,598      *  BROCADE COMMUNICATIONS SYSTEMS, INC         70,296
     100      *  BROOKTROUT, INC                                772
     100      *  BSQUARE CORP                                 1,051
     200         C&D TECHNOLOGIES, INC                        6,200
     300      *  CABLE DESIGN TECHNOLOGIES CORP               4,848
   1,337      *  CABLETRON SYSTEMS, INC                      30,550
     100      *  CACHEFLOW, INC                                 493
     100      *  CACI INTERNATIONAL, INC (CLASS A)            4,700
   1,900      *  CADENCE DESIGN SYSTEMS, INC                 35,397
     400      *  CAMBRIDGE TECHNOLOGY PARTNERS, INC           1,416
     100      *  CARREKER CORP                                2,150
     100      *  CARRIER ACCESS CORP                            799

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     200      *  C-COR.NET CORP                         $     2,400
     100      *  CELERITEK, INC                               1,495
     157      *  CENTILLIUM COMMUNICATIONS, INC               3,884
     159      *  CENTRA SOFTWARE, INC                         2,701
   1,000      *  CERIDIAN CORP (NEW)                         19,170
     500      *  CHECKFREE CORP                              17,535
     200      *  CHECKPOINT SYSTEMS, INC                      3,560
     242      *  CHIPPAC, INC                                 2,526
     100     b*  CHS ELECTRONICS, INC                             0
     300      *  CIBER, INC                                   2,850
   2,452      *  CIENA CORP                                  93,176
     500      *  CIRRUS LOGIC, INC                           11,515
  54,728      *  CISCO SYSTEMS, INC                         996,049
   1,354      *  CITRIX SYSTEMS, INC                         47,254
     241      *  CLARENT CORP                                 2,214
     100      *  CLICK2LEARN, INC                               162
   1,752      *  CMGI, INC                                    5,256
     765      *  CNET NETWORKS, INC                           9,945
     200         COHU, INC                                    4,500
   1,560      *  COMMERCE ONE, INC                            9,110
     400      *  COMMSCOPE, INC                               9,400
  12,850         COMPAQ COMPUTER CORP                       199,046
   3,369         COMPUTER ASSOCIATES INTERNATIONAL,
                   INC                                      121,284
     200      *  COMPUTER NETWORK TECHNOLOGY CORP             2,122
   1,200      *  COMPUTER SCIENCES CORP                      41,520
   2,500      *  COMPUWARE CORP                              34,975
   1,300      *  COMVERSE TECHNOLOGY, INC                    74,230
     100      *  CONCORD CAMERA CORP                            590
   1,915      *  CONCORD EFS, INC                            99,599
     400      *  CONCURRENT COMPUTER CORP                     2,800
      59         CONESTOGA ENTERPRISES, INC                   1,743
   1,900      *  CONEXANT SYSTEMS, INC                       17,005
     100      *  CONVERA CORP                                   473
     100     b*  CONVERGENT COMMUNICATIONS, INC                   0
   1,266      *  CONVERGYS CORP                              38,296
     300      *  COPPER MOUNTAIN NETWORKS, INC                1,230
      61      *  CORECOMM LTD                                    11
   7,112         CORNING, INC                               118,841
   1,899      *  CORVIS CORP                                  8,336
   2,250      *  COVAD COMMUNICATIONS GROUP, INC              2,272
     200      *  COVANSYS CORP                                2,260
     400      *  CREDENCE SYSTEMS CORP                        9,696
     500      *  CREE, INC                                   13,072
     400      *  CRITICAL PATH, INC                             408
     100      *  CROSSROADS SYSTEMS, INC                        649
     350      *  CSG SYSTEMS INTERNATIONAL, INC              19,866
     200         CTS CORP                                     4,100
     200      *  CYBERSOURCE CORP                               346
     200      *  CYLINK CORP                                    116
     200      *  CYMER, INC                                   5,058
     916      *  CYPRESS SEMICONDUCTOR CORP                  21,846
     100      *  CYSIVE, INC                                    317
     102      *  DAKTRONICS, INC                              1,569
     100      *  DALEEN TECHNOLOGIES, INC                        82
     100      *  DATA RETURN CORP                               175
     100      *  DATASTREAM SYSTEMS, INC                        800

 26  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     304      *  DDI CORP                               $     6,080
  16,945      *  DELL COMPUTER CORP                         443,111
     500         DELUXE CORP                                 14,450
     200      *  DIAMONDCLUSTER INTERNATIONAL, INC            2,546
     500         DIEBOLD, INC                                16,075
     200      *  DIGEX, INC                                   2,600
     100      *  DIGIMARC CORP                                2,415
     200      *  DIGITAL COURIER TECHNOLOGIES, INC               60
     200      *  DIGITAL INSIGHT CORP                         4,420
     600      *  DIGITAL ISLAND, INC                          2,052
     100      *  DIGITAL LIGHTWAVE, INC                       3,696
     100      *  DIGITAS, INC                                   440
     200      *  DITECH COMMUNICATIONS CORP                   1,484
     600      *  DMC STRATEX NETWORKS, INC                    6,000
     273      *  DOCENT, INC                                  2,730
     300      *  DOCUMENTUM, INC                              3,876
     100      *  DOT HILL SYSTEMS CORP                          185
     800      *  DOUBLECLICK, INC                            11,168
     200      *  DSP GROUP, INC                               4,290
     500      *  DST SYSTEMS, INC                            26,350
      36      *  DUPONT PHOTOMASKS, INC                       1,737
     750      *  E.PIPHANY, INC                               7,620
     596      *  EARTHLINK, INC                               8,403
   1,052      *  EBAY, INC                                   72,051
     200      *  ECHELON CORP                                 6,152
     375      *  EFUNDS CORP                                  6,975
     200      *  EGAIN COMMUNICATIONS CORP                      538
      63     b*  EGLOBE, INC                                      1
     200      *  ELANTEC SEMICONDUCTOR, INC                   6,758
     200      *  ELECTRO SCIENTIFIC INDUSTRIES, INC           7,620
     100      *  ELECTROGLAS, INC                             1,770
     918      *  ELECTRONIC ARTS, INC                        53,152
   3,506         ELECTRONIC DATA SYSTEMS CORP               219,125
     400      *  ELECTRONICS FOR IMAGING, INC                11,800
     400      *  ELOYALTY CORP                                  400
  16,575      *  EMC CORP                                   481,503
     200      *  EMCORE CORP                                  6,150
     300      *  E-MEDSOFT.COM                                  285
     600      *  EMULEX CORP                                 24,240
     300      *  ENGAGE, INC                                    219
     294      *  ENTEGRIS, INC                                3,366
      25      *  ENTRADA NETWORKS, INC                           17
     300      *  ENTRUST, INC                                 2,127
     200      *  EPRESENCE, INC                                 692
   1,100         EQUIFAX, INC                                40,348
     100      *  ESPEED, INC (CLASS A)                        2,200
     200      *  ESS TECHNOLOGY, INC                          1,200
     200      *  ESTERLINE TECHNOLOGIES CORP                  4,350
     300      *  EXAR CORP                                    5,928
     100      *  EXCEL TECHNOLOGY, INC                        2,208
     200      *  EXCELON CORP                                   294
   1,708      *  AT HOME CORP SERIES A                        3,655
   3,400      *  EXODUS COMMUNICATIONS, INC                   7,004
     753      *  EXTREME NETWORKS, INC                       22,213
     100      *  F.Y.I., INC                                  4,100
     100      *  F5 NETWORKS, INC                             1,757

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     250         FAIR ISSAC & CO, INC                   $    15,455
     696      *  FAIRCHILD SEMICONDUCTOR
                   INTERNATIONAL, INC (CLASS A)              16,008
     100      *  FEI CO                                       4,100
     300      *  FILENET CORP                                 4,440
     800      *  FINISAR CORP                                14,944
   2,943         FIRST DATA CORP                            189,087
   1,032      *  FISERV, INC                                 66,027
     629      *  FOUNDRY NETWORKS, INC                       12,567
     186      *  FREEMARKETS, INC                             3,720
     200      *  FSI INTERNATIONAL, INC                       2,800
     100      *  GADZOOX NETWORKS, INC                          321
     536         GALILEO INTERNATIONAL, INC                  17,420
   1,400      *  GATEWAY, INC                                23,030
     200         GENERAL CABLE CORP                           3,710
     300      *  GENERAL SEMICONDUCTOR, INC                   3,138
     200      *  GENRAD, INC                                  1,200
   1,133      *  GENUITY, INC                                 3,534
     100      *  GENZYME TRANSGENICS CORP                       994
     100      *  GERBER SCIENTIFIC, INC                       1,095
     500      *  GLENAYRE TECHNOLOGIES, INC                     640
     260         GLOBAL PAYMENTS, INC                         7,826
     300      *  GLOBESPAN, INC                               4,380
     136      *  GOTO.COM, INC                                2,645
     200      *  GRIFFON CORP                                 2,200
     408      *  HARMONIC, INC                                4,080
     500         HARRIS CORP                                 13,605
     200         HELIX TECHNOLOGY CORP                        6,096
  11,989         HEWLETT-PACKARD CO                         342,885
     300      *  HIGH SPEED ACCESS CORP                         360
     300      *  HNC SOFTWARE, INC                            7,500
     500      *  HOMESTORE.COM, INC                          17,480
     400         HON INDUSTRIES, INC                          9,688
     200      *  HUTCHINSON TECHNOLOGY, INC                   3,810
     100      *  HYPERCOM CORP                                  480
     200      *  HYPERION SOLUTIONS CORP                      3,000
   2,023      *  I2 TECHNOLOGIES, INC                        40,055
     100      *  IBASIS, INC                                    500
     200      *  IDENTIX, INC                                 1,250
     300      *  IGATE CAPITAL CORP                           1,497
   1,100         IKON OFFICE SOLUTIONS, INC                  10,780
     300      *  IMATION CORP                                 7,560
     100      *  IMRGLOBAL CORP                               1,093
     200     b*  INACOM CORP                                      0
     100      *  INDUS INTERNATIONAL, INC                       810
     100      *  INET TECHNOLOGIES, INC                         819
     300      *  INFOCUS CORP                                 6,117
     140      *  INFOGRAMES, INC                              1,064
     400      *  INFONET SERVICES CORP (CLASS B)              3,400
     400      *  INFORMATICA CORP                             6,944
     203      *  INFORMATION RESOURCES, INC                   2,099
   2,650      *  INFORMIX CORP                               15,476
   1,564      *  INFOSPACE, INC                               6,005
     500      *  INGRAM MICRO, INC (CLASS A)                  7,245
     700      *  INKTOMI CORP                                 6,713
     100      *  INT MEDIA GROUP, INC                           400
     205      *  INTEGRATED CIRCUIT SYSTEMS, INC              3,936

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  27

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     800      *  INTEGRATED DEVICE TECHNOLOGY, INC      $    25,352
  50,609         INTEL CORP                               1,480,313
     300      *  INTELIDATA TECHNOLOGIES CORP                 1,770
     100      *  INTERCEPT GROUP, INC                         3,800
     400      *  INTERDIGITAL COMMUNICATIONS CORP             5,300
     300      *  INTERGRAPH CORP                              4,620
     400      *  INTERLIANT, INC                                220
     100      *  INTERLINK ELECTRONICS, INC                     811
     100      *  INTERLOGIX, INC                              3,650
      99      *  INTERMAGNETICS GENERAL CORP                  3,207
     600      *  INTERNAP NETWORK SERVICES CORP               1,962
  13,044         INTERNATIONAL BUSINESS MACHINES
                   CORP                                   1,473,972
     500      *  INTERNATIONAL RECTIFIER CORP                17,050
   1,400      *  INTERNET CAPITAL GROUP, INC                  2,800
     400      *  INTERNET PICTURES CORP                         100
     252      *  INTERNET SECURITY SYSTEMS, INC              12,237
     764      *  INTERSIL CORP (CLASS A)                     27,809
     100         INTER-TEL, INC                               1,191
     500      *  INTERTRUST TECHNOLOGIES CORP                   600
     300      *  INTERVOICE-BRITE, INC                        3,300
       2      *  INTERWORLD CORP                                  4
     605      *  INTERWOVEN, INC                             10,224
   1,300      *  INTUIT, INC                                 51,987
   2,100      *  IOMEGA CORP                                  5,019
     300      *  IRON MOUNTAIN, INC                          13,452
     100      *  ITXC CORP                                      700
     313      *  IXIA                                         5,947
     715      *  J.D. EDWARDS & CO                           10,110
   1,112      *  JABIL CIRCUIT, INC                          34,316
     500         JACK HENRY & ASSOCIATES, INC                15,500
     100      *  JDA SOFTWARE GROUP, INC                      1,661
   8,490      *  JDS UNIPHASE CORP                          108,247
   1,879      *  JUNIPER NETWORKS, INC                       58,436
     200      *  JUPITER MEDIA METRIX, INC                      258
   1,020      *  KANA SOFTWARE, INC                           2,080
     400      *  KEANE, INC                                   8,800
     100         KEITHLEY INSTRUMENTS, INC                    2,130
     700      *  KEMET CORP                                  13,867
     100      *  KEYNOTE SYSTEMS, INC                         1,095
      47      *  KFORCE, INC                                    305
   1,400      *  KLA-TENCOR CORP                             81,858
     500      *  KOPIN CORP                                   6,070
     843      *  KPMG CONSULTING, INC                        12,940
     100      *  KRONOS, INC                                  4,095
     400      *  KULICKE & SOFFA INDUSTRIES, INC              6,864
     900      *  LAM RESEARCH CORP                           26,685
     700      *  LATTICE SEMICONDUCTOR CORP                  17,080
     100      *  LCC INTERNATIONAL, INC (CLASS A)               662
     100      *  LEARNING TREE INTERNATIONAL, INC             2,296
     700      *  LEGATO SYSTEMS, INC                         11,165
     982      *  LEXMARK INTERNATIONAL, INC                  66,039
     782      *  LIBERATE TECHNOLOGIES                        8,562
     159      *  LIGHTBRIDGE, INC                             3,084
     100      *  LIGHTPATH TECHNOLOGIES, INC (CLASS
                   A)                                           890
   2,400         LINEAR TECHNOLOGY CORP                     106,128
   2,551      *  LSI LOGIC CORP                              47,958

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     400      *  LTX CORP                               $    10,224
  25,570         LUCENT TECHNOLOGIES, INC                   158,534
     420      *  MACROMEDIA, INC                              7,560
     300      *  MACROVISION CORP                            20,550
     300      *  MAIL-WELL, INC                               1,275
      70      *  MANHATTAN ASSOCIATES, INC                    2,782
     400      *  MANUGISTICS GROUP, INC                      10,040
     250      *  MAPINFO CORP                                 5,500
   1,146     b*  MARCHFIRST, INC                                  4
     173      *  MASTEC, INC                                  2,283
     180      *  MATRIXONE, INC                               4,174
   2,313      *  MAXIM INTEGRATED PRODUCTS, INC             102,257
   1,360      *  MAXTOR CORP                                  7,140
     185      *  MCDATA CORP (CLASS A)                        3,246
     100      *  MCK COMMUNICATIONS, INC                        220
     100      *  MCSI, INC                                    1,515
     100      *  MEDIA 100, INC                                 159
     300      *  MEMC ELECTRONIC MATERIALS, INC               2,295
     500      *  MENTOR GRAPHICS CORP                         8,750
     200      *  MERCATOR SOFTWARE, INC                         498
     173      *  MERCURY COMPUTER SYSTEMS, INC                7,629
     542      *  MERCURY INTERACTIVE CORP                    32,465
      96      *  MERIX CORP                                   1,679
     100      *  META GROUP, INC                                258
     100      *  METASOLV, INC                                  793
     100      *  METAWAVE COMMUNICATIONS CORP                   519
     300         METHODE ELECTRONICS, INC (CLASS A)           2,580
     233      *  METTLER-TOLEDO INTERNATIONAL, INC           10,077
     460      *  MICREL, INC                                 15,180
   1,028      *  MICROCHIP TECHNOLOGY, INC                   35,209
     600      *  MICROMUSE, INC                              16,794
     300      *  MICRON ELECTRONICS, INC                        477
   4,038      *  MICRON TECHNOLOGY, INC                     165,961
     100      *  MICROSEMI CORP                               7,100
  32,747      *  MICROSOFT CORP                           2,390,531
     200      *  MICROSTRATEGY, INC                             560
     170      *  MICROTUNE, INC                               3,740
     100      *  MICROVISION, INC                             2,121
     200      *  MIPS TECHNOLOGIES, INC (CLASS A)             3,460
     138      *  MIPS TECHNOLOGIES, INC (CLASS B)             1,324
      76      *  MKS INSTRUMENTS, INC                         2,188
   1,100         MOLEX, INC                                  40,183
  16,609         MOTOROLA, INC                              275,045
     100      *  MP3.COM, INC                                   485
     100      *  MRO SOFTWARE, INC                            1,580
     500      *  MRV COMMUNICATIONS, INC                      4,675
     154         MTS SYSTEMS CORP                             2,123
     100      *  MULTEX.COM, INC                              1,625
     300         NATIONAL DATA CORP                           9,720
   1,300      *  NATIONAL SEMICONDUCTOR CORP                 37,856
     100      *  NAVISITE, INC                                  145
     700      *  NCR CORP                                    32,900
     100      *  NET2PHONE, INC                                 600
     314      *  NETEGRITY, INC                               9,420
     298      *  NETIQ CORP                                   9,324
     300      *  NETRO CORP                                   1,272
     100      *  NETSCOUT SYSTEMS, INC                          650

 28  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
   2,160      *  NETWORK APPLIANCE, INC                 $    29,592
   1,000      *  NETWORK ASSOCIATES, INC                     12,450
     200      *  NETWORK EQUIPMENT TECHNOLOGIES, INC            640
     100      *  NETWORK PERIPHERALS, INC                     1,170
     300      *  NETZERO, INC                                   252
     300      *  NEW CENTURY EQUITY HOLDINGS CORP               300
     392      *  NEW FOCUS, INC                               3,234
     300         NEWPORT CORP                                 7,950
     100      *  NEXT LEVEL COMMUNICATIONS, INC                 675
     100      *  NIKU CORP                                      100
     300      *  NMS COMMUNICATIONS CORP                      2,100
     400      *  NOVA CORP (GEORGIA)                         12,580
     100      *  NOVADIGM, INC                                1,125
   2,400      *  NOVELL, INC                                 13,656
   1,079      *  NOVELLUS SYSTEMS, INC                       61,276
     158      *  NUANCE COMMUNICATIONS, INC                   2,847
     100      *  NUCENTRIX BROADBAND NETWORKS, INC              775
      91      *  NUMERICAL TECHNOLOGIES, INC                  1,911
     300      *  NVIDIA CORP                                 27,825
     200      *  NYFIX, INC                                   6,390
     300      *  OAK TECHNOLOGY, INC                          3,177
     200      *  ON SEMICONDUCTOR CORP                          910
     747      *  ONI SYSTEMS CORP                            20,841
     200      *  ONYX SOFTWARE CORP                           1,600
     300      *  OPEN MARKET, INC                               354
      72      *  OPENTV CORP                                  1,011
   1,240      *  OPENWAVE SYSTEMS, INC                       43,028
     865      *  OPLINK COMMUNICATIONS, INC                   3,243
  31,567      *  ORACLE CORP                                599,773
     100      *  OTG SOFTWARE, INC                              700
     100      *  PACKETEER, INC                               1,253
   4,314      *  PALM, INC                                   26,185
   1,979      *  PARAMETRIC TECHNOLOGY CORP                  27,686
     250         PARK ELECTROCHEMICAL CORP                    6,600
     300      *  PAXAR CORP                                   4,320
     300      *  PAXSON COMMUNICATIONS CORP                   4,050
   2,426         PAYCHEX, INC                                97,040
     100      *  PC-TEL, INC                                    921
     200      *  PEGASUS SOLUTIONS, INC                       2,310
   1,875      *  PEOPLESOFT, INC                             92,306
   1,197      *  PEREGRINE SYSTEMS, INC                      34,713
     200      *  PERICOM SEMICONDUCTOR CORP                   3,144
     400      *  PEROT SYSTEMS CORP (CLASS A)                 7,240
     200      *  PHOENIX TECHNOLOGIES LTD                     2,920
     200      *  PHOTRONICS, INC                              5,132
     200         PIONEER-STANDARD ELECTRONICS, INC            2,560
     112      *  PIXELWORKS, INC                              4,002
      77      *  PLANAR SYSTEMS, INC                          1,994
     288      *  PLANTRONICS, INC                             6,667
     300      *  PLEXUS CORP                                  9,900
     100      *  PLX TECHNOLOGY, INC                            849
   1,200      *  PMC-SIERRA, INC                             37,284
     606      *  POLYCOM, INC                                13,992
     700      *  PORTAL SOFTWARE, INC                         2,891
     200      *  POWER INTEGRATIONS, INC                      3,120
     300      *  POWERWAVE TECHNOLOGIES, INC                  4,350

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     200      *  PRI AUTOMATION, INC                    $     3,705
     100      *  PRIMUS KNOWLEDGE SOLUTIONS, INC                599
     100      *  PROBUSINESS SERVICES, INC                    2,655
     235      *  PRODIGY COMMUNICATIONS CORP (CLASS
                   A)                                         1,337
     300      *  PROFIT RECOVERY GROUP
                   INTERNATIONAL, INC                         3,438
     300      *  PROGRESS SOFTWARE CORP                       4,860
     248      *  PROTON ENERGY SYSTEMS                        2,976
     200      *  PROXIM, INC                                  2,820
     200      *  PUMATECH, INC                                  600
     200      *  PURCHASEPRO.COM, INC                           296
     705      *  QLOGIC CORP                                 45,437
     101      *  QRS CORP                                     1,676
   5,674      *  QUALCOMM, INC                              331,815
   1,670      *  QUANTUM CORP - DLT & STORAGE
                   SYSTEMS GROUP                             16,850
     195      *  QUEST SOFTWARE, INC                          7,361
     200     b*  QUINTUS CORP                                    18
       4     b*  QUOKKA SPORTS, INC                               0
     100      *  RADIANT SYSTEMS, INC                         1,612
     100      *  RADISYS CORP                                 2,285
     200      *  RAINBOW TECHNOLOGIES, INC                    1,118
     600      *  RAMBUS, INC                                  7,386
   1,500      *  RATIONAL SOFTWARE CORP                      42,075
     891      *  READ-RITE CORP                               4,677
     632      *  REALNETWORKS, INC                            7,426
     242      *  RED HAT, INC                                   968
     934      *  REDBACK NETWORKS, INC                        8,331
     200      *  REMEDY CORP                                  6,960
     100      *  RENAISSANCE LEARNING, INC                    5,059
     100      *  RESEARCH FRONTIERS, INC                      2,700
     417      *  RETEK, INC                                  19,990
     411         REYNOLDS & REYNOLDS CO (CLASS A)             9,021
     975      *  RF MICRO DEVICES, INC                       26,130
     300      *  ROBOTIC VISION SYSTEMS, INC                    495
     100         ROGERS CORP                                  2,650
     100      *  ROXIO, INC                                   1,300
     550      *  RSA SECURITY, INC                           17,022
     400      *  S1 CORP                                      5,600
     150      *  SABA SOFTWARE, INC                           2,461
     900      *  SAFEGUARD SCIENTIFICS, INC                   4,626
     100      *  SANCHEZ COMPUTER ASSOCIATES, INC             1,325
     505      *  SANDISK CORP                                14,084
   2,380      *  SANMINA CORP                                55,715
     600      *  SAPIENT CORP                                 5,850
     200      *  SAWTEK, INC                                  4,706
     100      *  SBS TECHNOLOGIES, INC                        1,892
      42      *  SCANSOURSE, INC                              1,991
   1,050      *  SCI SYSTEMS, INC                            26,775
   1,200         SCIENTIFIC-ATLANTA, INC                     48,720
     100      *  SCM MICROSYSTEMS, INC                        1,040
     100      *  SEACHANGE INTERNATIONAL, INC                 1,803
     200      *  SECURE COMPUTING CORP                        3,142
     175      *  SEEBEYOND TECHNOLOGY CORP                    2,100
     100      *  SEMITOOL, INC                                1,193
     462      *  SEMTECH CORP                                13,860

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  29

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     500      *  SENSORMATIC ELECTRONICS CORP           $     8,500
     100      *  SERENA SOFTWARE, INC                         3,634
   2,800      *  SIEBEL SYSTEMS, INC                        131,320
   1,500      *  SILICON GRAPHICS, INC                        2,085
     300      *  SILICON IMAGE, INC                           1,500
     600      *  SILICON STORAGE TECHNOLOGY, INC              6,078
     100      *  SILVERSTREAM SOFTWARE, INC                     705
     200      *  SIPEX CORP                                   3,018
     300      *  SITEL CORP                                     480
     100      *  SMARTDISK CORP                                 414
     200      *  SOFTNET SYSTEMS, INC                           392
   4,643      *  SOLECTRON CORP                              84,966
     200      *  SOMERA COMMUNICATIONS, INC                   1,432
     100      *  SONIC FOUNDRY, INC                             161
     700      *  SONICBLUE, INC                               2,310
     280      *  SONICWALL, INC                               7,058
   1,116      *  SONUS NETWORKS, INC                         26,069
     100      *  SORRENTO NETWORKS CORP                       1,198
     100      *  SPECTRALINK CORP                             1,301
     180      *  SPEECHWORKS INTERNATIONAL, INC               2,826
     200      *  SPEEDFAM-IPEC, INC                             638
     100      *  SPSS, INC                                    1,581
     100      *  STANDARD MICROSYSTEMS CORP                   1,790
     300      *  STARBASE CORP                                1,095
     300      *  STARMEDIA NETWORK, INC                         558
     700      *  STORAGE TECHNOLOGY CORP                      9,632
     437      *  STORAGENETWORKS, INC                         7,424
     453      *  STRATOS LIGHTWAVE, INC                       5,889
     300      *  STRUCTURAL DYNAMICS RESEARCH CORP            7,350
  24,520      *  SUN MICROSYSTEMS, INC                      385,454
   2,000      *  SUNGARD DATA SYSTEMS, INC                   60,020
     100      *  SUPERTEX, INC                                1,234
     854      *  SYBASE, INC                                 14,048
   1,036      *  SYCAMORE NETWORKS, INC                       9,655
     100      *  SYKES ENTERPRISES, INC                       1,100
     500      *  SYMANTEC CORP                               21,845
   1,850         SYMBOL TECHNOLOGIES, INC                    41,070
     350      *  SYMMETRICOM, INC                             5,124
     452      *  SYNOPSYS, INC                               21,872
     200      *  SYSTEMS & COMPUTER TECHNOLOGY CORP           1,810
     200      *  TAKE-TWO INTERACTIVE SOFTWARE, INC           3,710
     100      *  TANNING TECHNOLOGY CORP                        485
     400      *  TECH DATA CORP                              13,344
     200         TECHNITROL, INC                              5,200
     400      *  TECHNOLOGY SOLUTIONS CO                        712
     300      *  TEKELEC                                      8,130
     600      *  TEKTRONIX, INC                              16,290
   3,049      *  TELLABS, INC                                58,784
   1,300      *  TERADYNE, INC                               43,030
     300      *  TERAYON COMMUNICATION SYSTEMS, INC           1,836
      90         TERRA NETWORK S.A. (SPON ADR)                  684
  13,090         TEXAS INSTRUMENTS, INC                     412,335
     100      *  THERMA-WAVE, INC                             1,907
     200      *  THREE-FIVE SYSTEMS, INC                      3,596
     467      *  TIBCO SOFTWARE, INC                          5,963
     400      *  TITAN CORP                                   9,160

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
     100      *  TIVO, INC                              $       550
     100      *  TOLLGRADE COMMUNICATIONS, INC                2,850
     300         TOTAL SYSTEM SERVICES, INC                   8,520
     300      *  TRANSACTION SYSTEMS ARCHITECTS, INC          4,275
     691      *  TRANSMETA CORP                               3,855
     600      *  TRANSWITCH CORP                              6,600
     200      *  TRIMBLE NAVIGATION LTD                       3,898
     590      *  TRIQUINT SEMICONDUCTOR, INC                 13,275
     200      *  TRIZETTO GROUP, INC                          1,850
     100      *  TUMBLEWEED COMMUNICATIONS CORP                 379
     300      *  UCAR INTERNATIONAL, INC                      3,585
      64      *  ULTIMATE ELECTRONICS, INC                    2,074
     200      *  ULTRATECH STEPPER, INC                       5,130
     100      *  UNIFY CORP                                      30
   2,400      *  UNISYS CORP                                 35,304
     100      *  UNIVERSAL ACCESS, INC                          620
     100      *  UNIVERSAL DISPLAY CORP                       1,960
     200     b*  U.S. INTERACTIVE, INC                            3
     100      *  U.S. WIRELESS CORP                             291
     450      *  USINTERNETWORKING, INC                         540
     265      *  UTSTARCOM, INC                               6,174
     100      *  VA LINUX SYSTEMS, INC                          350
     242      *  VARIAN SEMICONDUCTOR EQUIPMENT
                   ASSOCIATES, INC                           10,164
     100      *  VASCO DATA SECURITY INTERNATIONAL,
                   INC                                          325
     200      *  VEECO INSTRUMENTS, INC                       7,950
   1,515      *  VERISIGN, INC                               90,915
   2,978      *  VERITAS SOFTWARE CORP                      198,126
     200      *  VERITY, INC                                  3,990
     700      *  VERTICALNET, INC                             1,743
     200      *  VIALINK CO                                     320
     400      *  VIASYSTEMS GROUP, INC                        1,204
     100      *  VICOR CORP                                   1,630
     200      *  VIEWPOINT CORP                               1,700
   1,803      *  VIGNETTE CORP                               15,992
     300      *  VIRATA CORP                                  3,555
     899      *  VISHAY INTERTECHNOLOGY, INC                 20,677
     200      *  VISUAL NETWORKS, INC                         1,750
   1,400      *  VITESSE SEMICONDUCTOR CORP                  29,456
     500      *  VITRIA TECHNOLOGY, INC                       1,720
     100      *  VOLT INFORMATION SCIENCES, INC               1,750
     100      *  VYYO, INC                                      148
     300         WALLACE COMPUTER SERVICES, INC               4,962
     100      *  WATCHGUARD TECHNOLOGIES, INC                 1,025
     300      *  WAVE SYSTEMS CORP (CLASS A)                  1,611
     127      *  WEBEX COMMUNICATIONS, INC                    3,385
     152      *  WEBMETHODS, INC                              3,219
      90      *  WEBSENSE, INC                                1,800
     200      *  WESCO INTERNATIONAL, INC                     1,820
   1,400      *  WESTERN DIGITAL CORP                         5,600
      57      *  WILSON GREATBATCH TECHNOLOGIES, INC          1,653
     492      *  WIND RIVER SYSTEMS, INC                      8,590
     100      *  WIRELESS FACILITIES, INC                       650
     100         WOODHEAD INDUSTRIES, INC                     1,700
   2,346      *  XILINX, INC                                 96,749
     200      *  XYBERNAUT CORP                                 960

 30  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
   2,489      *  YAHOO!, INC                            $    49,755
     200      *  ZEBRA TECHNOLOGIES CORP (CLASS A)            9,824
     100      *  ZIXIT CORP                                     915
     100      *  ZORAN CORP                                   2,972
     100      *  ZYGO CORP                                    2,225
                                                        -----------
                 TOTAL TECHNOLOGY                        18,165,277
                                                        -----------
TRANSPORTATION -- 1.08%
     400         AIRBORNE, INC                                4,636
     400      *  AIRTRAN HOLDINGS, INC                        4,200
     200      *  ALASKA AIR GROUP, INC                        5,780
     200      *  AMERICA WEST HOLDINGS CORP (CLASS
                   B)                                         1,994
   1,200      *  AMR CORP                                    43,356
     100      *  ARKANSAS BEST CORP                           2,305
     200         ARNOLD INDUSTRIES, INC                       3,872
     300      *  ATLANTIC COAST AIRLINES HOLDINGS,
                   INC                                        8,997
     100      *  ATLAS AIR WORLDWIDE HOLDINGS, INC            1,416
     199      *  BE AEROSPACE, INC                            3,790
   2,943         BURLINGTON NORTHERN SANTA FE CORP           88,790
     491         C.H. ROBINSON WORLDWIDE, INC                13,693
     365         CNF, INC                                    10,311
     320      *  CONTINENTAL AIRLINES, INC (CLASS B)         15,760
   1,600         CSX CORP                                    57,984
     900         DELTA AIR LINES, INC                        39,672
     200      *  EGL, INC                                     3,492
     400         EXPEDITORS INTERNATIONAL OF
                   WASHINGTON, INC                           23,999
   2,234      *  FEDEX CORP                                  89,806
     133         FLORIDA EAST COAST INDUSTRIES, INC
                   (CLASS A)                                  4,708
     100      *  FORWARD AIR CORP                             2,995
     450      *  FRONTIER AIRLINES, INC                       5,094
     125      *  HEARTLAND EXPRESS, INC                       2,850
     100      *  HUNT (J.B.) TRANSPORT SERVICES, INC          1,826
     650      *  KANSAS CITY SOUTHERN INDUSTRIES,
                   INC                                       10,270
      81      *  KNIGHT TRANSPORTATION, INC                   1,664
     100      *  LANDSTAR SYSTEM, INC                         6,802
     100      *  M.S. CARRIERS, INC                           3,071
     200      *  MESA AIR GROUP, INC                          2,660
     100      *  MESABA HOLDINGS, INC                           922
     100      *  MIDWEST EXPRESS HOLDINGS, INC                1,735
   2,900         NORFOLK SOUTHERN CORP                       60,030
     300      *  NORTHWEST AIRLINES CORP (CLASS A)            7,575
     200         OVERSEAS SHIPHOLDING GROUP, INC              6,108
     124      *  RAILAMERICA, INC                             1,416
     100         ROADWAY CORP                                 2,377
     434         RYDER SYSTEM, INC                            8,506
   1,005      *  SABRE HOLDINGS CORP                         50,250
     200         SHURGARD STORAGE CENTERS, INC
                   (CLASS A)                                  6,250
     400         SKYWEST, INC                                11,200
   5,838         SOUTHWEST AIRLINES CO                      107,944
     300      *  SWIFT TRANSPORTATION CO, INC                 5,778
     500      *  U.S. AIRWAYS GROUP, INC                     12,150
     400         UAL CORP                                    14,060
   1,864         UNION PACIFIC CORP                         102,352

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
   1,730         UNITED PARCEL SERVICE, INC (CLASS
                   B)                                   $    99,994
     200         USFREIGHTWAYS CORP                           5,900
     200         WERNER ENTERPRISES, INC                      4,850
     400      *  WISCONSIN CENTRAL TRANSPORTATION
                   CORP                                       6,692
     100      *  XTRA CORP                                    4,960
     200      *  YELLOW CORP                                  3,796
                                                        -----------
                 TOTAL TRANSPORTATION                       990,638
                                                        -----------
UTILITIES -- 9.24%
     300      *  ADELPHIA BUSINESS SOLUTIONS, INC             1,230
     200     b*  ADVANCED RADIO TELECOM CORP                      1
   3,201      *  AES CORP                                   137,803
     400         AGL RESOURCES, INC                           9,500
     100      *  AIRGATE PCS, INC                             5,200
     498      *  ALAMOSA HOLDINGS, INC                        8,117
     100      *  ALASKA COMMUNICATIONS SYSTEMS
                   GROUP, INC                                   915
     934         ALLEGHENY ENERGY, INC                       45,065
     798      *  ALLEGIANCE TELECOM, INC                     11,962
     200      *  ALLEN TELECOM, INC                           3,000
     600         ALLETE, INC                                 13,500
     600         ALLIANT ENERGY CORP                         17,490
   2,388         ALLTEL CORP                                146,288
   1,100         AMEREN CORP                                 46,970
   2,433         AMERICAN ELECTRIC POWER CO, INC            112,331
   1,213      *  AMERICAN TOWER CORP (CLASS A)               25,072
     131      *  AQUILA, INC                                  3,229
     900      *  ARCH WIRELESS, INC                             148
  25,810         A T & T CORP                               567,820
   6,129      *  A T & T WIRELESS GROUP                     100,209
     300         ATMOS ENERGY CORP                            7,338
     400         AVISTA CORP                                  7,992
  14,124         BELLSOUTH CORP                             568,773
     200         BLACK HILLS CORP                             8,046
   1,700      *  BROADWING, INC                              41,565
   2,256      *  CALPINE CORP                                85,276
     100         CASCADE NATURAL GAS CORP                     2,130
     100      *  CENTENNIAL COMMUNICATIONS CORP               1,319
      86         CENTRAL VERMONT PUBLIC SERVICE CORP          1,626
   1,100         CENTURYTEL, INC                             33,330
     100         CH ENERGY GROUP, INC                         4,395
     100      *  CHOICE ONE COMMUNICATIONS, INC                 674
   1,147         CINERGY CORP                                40,087
   2,000      *  CITIZENS COMMUNICATIONS CO                  24,060
     400         CLECO CORP                                   9,100
   1,000         CMS ENERGY CORP                             27,850
     100      *  COMMONWEALTH TELEPHONE ENTERPRISES,
                   INC                                        4,225
     700         CONECTIV, INC                               15,120
   1,600         CONSOLIDATED EDISON, INC                    63,680
   1,200         CONSTELLATION ENERGY GROUP, INC             51,120
   1,407      *  CROWN CASTLE INTERNATIONAL CORP             23,074
     100         CT COMMUNICATIONS, INC                       1,856
     200      *  DOBSON COMMUNICATIONS CORP (CLASS
                   A)                                         3,410
   1,868         DOMINION RESOURCES, INC                    112,322

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  31

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
UTILITIES -- (CONTINUED)
   1,000         DPL, INC                               $    28,960
     400         DQE, INC                                     9,000
   1,307         DTE ENERGY CO                               60,697
   5,787         DUKE ENERGY CORP                           225,750
   1,800         DYNEGY, INC (CLASS A)                       83,700
     300     b*  E.SPIRE COMMUNICATIONS, INC                     30
   2,500      *  EDISON INTERNATIONAL                        27,875
   3,822         EL PASO CORP                               200,807
     400      *  EL PASO ELECTRIC CO                          6,396
     100      *  ELECTRIC LIGHTWAVE, INC (CLASS A)              131
     100         EMPIRE DISTRICT ELECTRIC CO                  2,069
     200         ENERGEN CORP                                 5,520
     900         ENERGY EAST CORP                            18,819
   5,591         ENRON CORP                                 273,959
   1,452         ENTERGY CORP                                55,742
     500         EQUITABLE RESOURCES, INC                    16,655
   2,415         EXELON CORP                                154,849
   1,700         FIRSTENERGY CORP                            54,672
     100      *  FOCAL COMMUNICATIONS CORP                      236
   1,300         FPL GROUP, INC                              78,273
     300      *  GENERAL COMMUNICATION, INC (CLASS
                   A)                                         3,630
      20      *  GLOBAL CROSSING LTD                            172
   1,500      *  GLOBAL TELESYSTEMS, INC                        270
     100      *  GOAMERICA, INC                                 212
     847         GPU, INC                                    29,772
     300         HAWAIIAN ELECTRIC INDUSTRIES, INC           11,460
     100         HICKORY TECH CORP                            1,600
     300     b*  ICG COMMUNICATIONS, INC                         27
     300         IDACORP, INC                                10,464
     200      *  IDT CORP                                     2,700
     200      *  IDT CORP (CLASS B)                           2,200
     200      *  ILLUMINET HOLDINGS, INC                      6,290
     100      *  IMPSAT FIBER NETWORKS, INC                     200
     400      *  INTERMEDIA COMMUNICATIONS, INC               5,960
     400      *  ITC DELTACOM, INC                            1,600
     500         KANSAS CITY POWER & LIGHT CO                12,275
   1,000         KEYSPAN CORP                                36,480
     644         KINDER MORGAN, INC                          32,361
     147      *  L-3 COMMUNICATIONS HOLDINGS, INC            11,216
     100         LACLEDE GAS CO                               2,540
     100      *  LATITUDE COMMUNICATIONS, INC                   200
     257      *  LEAP WIRELESS INTERNATIONAL, INC             7,787
   2,200      *  LEVEL 3 COMMUNICATIONS, INC                 12,078
     100         MADISON GAS & ELECTRIC CO                    2,780
   3,994      *  MCLEODUSA, INC (CLASS A)                    18,332
     500         MDU RESOURCES GROUP, INC                    15,820
     200      *  METRICOM, INC                                  346
     400      *  METROCALL, INC                                  20
   3,000      *  METROMEDIA FIBER NETWORK, INC
                   (CLASS A)                                  6,120
   2,558      *  MIRANT CORP                                 87,995
     800      *  MONTANA POWER CO                             9,280
     300         NATIONAL FUEL GAS CO                        15,597
     100      *  NETWORK PLUS CORP                              271
     100         NEW JERSEY RESOURCES CORP                    4,520
     333      *  NEWPOWER HOLDINGS, INC                       2,997

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
   3,826      *  NEXTEL COMMUNICATIONS, INC (CLASS
                   A)                                   $    66,955
     300      *  NEXTEL PARTNERS, INC (CLASS A)               4,656
   1,122      *  NIAGARA MOHAWK HOLDINGS, INC                19,848
     340         NICOR, INC                                  13,253
   1,494         NISOURCE, INC                               40,831
     305      *  NISOURCE, INC (SAILS)                          722
     100         NORTH PITTSBURGH SYSTEMS, INC                1,599
   1,100         NORTHEAST UTILITIES                         22,825
     600     b*  NORTHPOINT COMMUNICATIONS GROUP,
                   INC                                           27
     200         NORTHWEST NATURAL GAS CO                     4,980
     200         NORTHWESTERN CORP                            4,480
     338      *  NRG ENERGY, INC                              7,463
     400         NSTAR                                       17,024
     100      *  NTELOS, INC                                  3,006
   1,273      *  NTL, INC                                    15,339
     100         NUI CORP                                     2,308
     600         OGE ENERGY CORP                             13,566
     400         ONEOK, INC                                   7,880
     210      *  ORION POWER HOLDINGS                         5,000
     200         OTTER TAIL CORP                              5,550
     300         PEOPLES ENERGY CORP                         12,060
   3,000      *  P G & E CORP                                33,600
     200         PIEDMONT NATURAL GAS CO, INC                 7,104
     300      *  PINNACLE HOLDINGS, INC                       1,803
     634         PINNACLE WEST CAPITAL CORP                  30,051
     800         POTOMAC ELECTRIC POWER CO                   16,736
   1,100         PPL CORP                                    60,500
     300      *  PRICE COMMUNICATIONS CORP                    6,057
   1,538         PROGRESS ENERGY, INC                        69,086
     600      *  PROGRESS ENERGY, INC- CVO                      270
     980     b*  PSINET, INC                                     48
     300         PUBLIC SERVICE CO OF NEW MEXICO              9,630
   1,570         PUBLIC SERVICE ENTERPRISE GROUP,
                   INC                                       76,773
     700         PUGENT ENERGY, INC                          18,340
     600         QUESTAR CORP                                14,856
  10,074         QWEST COMMUNICATIONS INTERNATIONAL,
                   INC                                      321,058
     400      *  RCN CORP                                     2,196
   1,900         RELIANT ENERGY, INC                         61,199
     389      *  RELIANT RESOURCES, INC                       9,608
     258         RGS ENERGY GROUP, INC                        9,675
     400      *  RHYTHMS NETCONNECTIONS, INC                     42
      78      *  RURAL CELLULAR CORP (CLASS A)                3,533
     200      *  SBA COMMUNICATIONS CORP                      4,950
  25,273         SBC COMMUNICATIONS, INC                  1,012,436
     752         SCANA CORP                                  21,356
     100         SEMCO ENERGY, INC                            1,500
   1,500         SEMPRA ENERGY                               41,010
     600      *  SIERRA PACIFIC RESOURCES (NEW)               9,594
     100         SOUTH JERSEY INDUSTRIES, INC                 3,115
   5,126         SOUTHERN CO                                119,179
     210      *  SOUTHERN UNION CO                            4,284
     200         SOUTHWEST GAS CORP                           4,736
     200      *  SOUTHWESTERN ENERGY CO                       2,450
     500      *  SPECTRASITE HOLDINGS, INC                    3,620
   5,409         SPRINT CORP (FON GROUP)                    115,536

 32  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                            STOCK INDEX FUND

-------------------------------------------------------------------
SHARES                                                     VALUE
-------------------------------------------------------------------
UTILITIES -- (CONTINUED)
   4,843      *  SPRINT CORP (PCS GROUP)                $   116,958
     100      *  SUPERIOR TELECOM, INC                          282
   1,000         TECO ENERGY, INC                            30,500
     437      *  TELECORP PCS, INC (CLASS A)                  8,464
     388         TELEPHONE & DATA SYSTEMS, INC               42,195
     100     b*  TELIGENT, INC (CLASS A)                         25
     400      *  TIME WARNER TELECOM, INC (CLASS A)          13,408
     266      *  TRITON PCS HOLDINGS, INC (CLASS A)          10,906
   1,963         TXU CORP                                    94,596
     100      *  U.S. CELLULAR CORP                           5,765
     100      *  U.S. LEC CORP (CLASS A)                        270
     324      *  UBIQUITEL, INC                               2,462
     200         UGI CORP                                     5,400
     100         UIL HOLDINGS CORP                            4,859
     200         UNISOURCE ENERGY CORP HOLDING CO             4,594
     227      *  U.S. UNWIRED, INC (CLASS A)                  2,408
     950         UTILICORP UNITED, INC                       29,022
     533         VECTREN CORP                                11,033
  20,300         VERIZON COMMUNICATIONS, INC              1,081,724
     100     b*  VIATEL, INC                                      7
     300     b*  WEBLINK WIRELESS, INC (CLASS A)                  9
     100      *  WEST CORP                                    2,201
     150         WESTERN GAS RESOURCES, INC                   4,890
     600         WESTERN RESOURCES, INC                      12,900
     400      *  WESTERN WIRELESS CORP (CLASS A)             17,200
     400         WGL HOLDINGS, INC                           10,844
   3,360      *  WILLIAMS COMMUNICATIONS GROUP, INC           9,912

-------------------------------------------------------------------
SHARES/PRINCIPAL                                           VALUE
-------------------------------------------------------------------
   3,363         WILLIAMS COS, INC                      $   110,810
   1,050     b*  WINSTAR COMMUNICATIONS, INC                     52
     837         WISCONSIN ENERGY CORP                       19,895
     500     b*  WORLD ACCESS, INC                               25
     880         WORLDCOM, INC (MCI GROUP)                   14,168
  21,678      *  WORLDCOM, INC (WORLDCOM GROUP)             307,827
     200         WPS RESOURCES CORP                           7,050
   2,585         XCEL ENERGY, INC                            73,543
   1,918      *  XO COMMUNICATIONS, INC (CLASS A)             3,682
                                                        -----------
                 TOTAL UTILITIES                          8,479,119
                                                        -----------
TOTAL COMMON STOCK (Cost $97,585,082)                    91,712,010
                                                        -----------
SHORT TERM INVESTMENT -- 0.44%
U.S. GOVERNMENT AND AGENCY
                 FEDERAL FARM CREDIT BANKS (FFCB)
$400,000           3.940%, 07/02/01                         399,956
                                                        -----------
TOTAL SHORT TERM INVESTMENT (Cost $399,956)                 399,956
                                                        -----------
TOTAL PORTFOLIO -- 100.35%
(Cost $97,991,440)                                       92,112,674
OTHER ASSETS AND LIABILITIES, NET -- (0.35)%              (321,683)
                                                        -----------
NET ASSETS -- 100.00%                                   $91,790,991
                                                        ===========

---------------
* Non-income producing
b In bankruptcy

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  33

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

                      STATEMENT OF INVESTMENTS (Unaudited)

                                 June 30, 2001

----------------------------------------------------------------
SHARES/PRINCIPAL                                        VALUE
----------------------------------------------------------------
CORPORATE BOND -- 0.02%
TECHNOLOGY -- 0.02%
$ 40,000         MAYAN NETWORKS                      $     8,100
                 5.250%, 11/01/05
                                                     -----------
                 TOTAL TECHNOLOGY                          8,100
                                                     -----------
                 TOTAL CORPORATE BOND
                   (Cost $40,000)                          8,100
                                                     -----------
COMMON STOCK -- 97.70%
AEROSPACE AND DEFENSE -- 0.94%
   1,800         BOEING CO                               100,080
     900      *  ECHOSTAR COMMUNICATIONS CORP
                   (CLASS A)                              29,178
  18,300      *  GENERAL MOTORS CORP (CLASS H)           370,575
     100      *  PEGASUS COMMUNICATIONS CORP               2,250
     400         PERKINELMER, INC                         11,012
     100      *  TELEDYNE TECHNOLOGIES, INC                1,520
     100      *  VIASAT, INC                               2,388
                                                     -----------
                 TOTAL AEROSPACE AND DEFENSE             517,003
                                                     -----------
BASIC INDUSTRIES -- 0.31%
     300         ALCOA, INC                               11,820
     200      *  AMERICAN STANDARD COS, INC               12,020
     100         ARCH COAL, INC                            2,587
     100         BLACK & DECKER CORP                       3,946
     100      *  CABOT MICROELECTRONICS CORP               6,200
     100         CAMBREX CORP                              5,058
     100         CONSOL ENERGY, INC                        2,530
     100      *  CORVAS INTERNATIONAL, INC                 1,178
     195      *  DAL-TILE INTERNATIONAL, INC               3,617
     100      *  DIONEX CORP                               3,325
     300      *  EARTHSHELL CORP                           1,020
     500         ECOLAB, INC                              20,485
     100      *  ENERGY CONVERSION DEVICES, INC            2,800
     400      *  FREEPORT-MCMORAN COPPER & GOLD,
                   INC (CLASS B)                           4,420
     100         GEORGIA GULF CORP                         1,550
     200         GEORGIA-PACIFIC CORP (TIMBER CO)          7,150
     500         HOMESTAKE MINING CO                       3,875
     100      *  INSITUFORM TECHNOLOGIES, INC
                   (CLASS A)                               3,650
     400         KIMBERLY-CLARK CORP                      22,360
     100      *  LONE STAR TECHNOLOGIES, INC               3,620
     100      *  MATTSON TECHNOLOGY, INC                   1,748
     100         METRIS COS, INC                           3,371
     100      *  MOBILE MINI, INC                          3,298
     400         NEWMONT MINING CORP                       7,444
      66      *  OAKLEY, INC                               1,221
     100         OLIN CORP                                 1,699
     100      *  SCICLONE PHARMACEUTICALS, INC               583
     300      *  SEALED AIR CORP                          11,175
     200      *  SHAW GROUP, INC                           8,020
     200         SOLUTIA, INC                              2,550
     194      *  STILLWATER MINING CO                      5,674
     100         WD-40 CO                                  2,610
                                                     -----------
                 TOTAL BASIC INDUSTRIES                  172,604
                                                     -----------

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
CONSUMER CYCLICAL -- 12.25%
     100      *  99 CENTS ONLY STORES                $     2,995
     400      *  ABERCROMBIE & FITCH CO (CLASS A)         17,800
       2      *  ACCLAIM ENTERTAINMENT, INC                    9
     100         ACKERLEY GROUP, INC                       1,121
     290      *  ACTV, INC                                   965
     100         ADVANCED MARKETING SERVICES, INC          2,085
     100      *  AMC ENTERTAINMENT, INC                    1,300
     225      *  AMERICAN EAGLE OUTFITTERS, INC            7,929
     300      *  AMERICREDIT CORP                         15,585
  38,100      *  AOL TIME WARNER, INC                  2,019,300
     400      *  APOLLO GROUP, INC (CLASS A)              16,980
     100         APPLEBEE'S INTERNATIONAL, INC             2,001
     100      *  ARGOSY GAMING CO                          2,776
  18,600      *  AT&T CORP - LIBERTY MEDIA GROUP
                   (CLASS A)                             325,314
     100      *  BALLY TOTAL FITNESS HOLDING CORP          2,961
   1,174      *  BED BATH & BEYOND, INC                   35,220
     163      *  BOYDS COLLECTION LTD                      2,024
     100      *  BRINKER INTERNATIONAL, INC                2,585
     100      *  CALIFORNIA PIZZA KITCHEN, INC             2,325
     100         CALLAWAY GOLF CO                          1,580
     200      *  CATALINA MARKETING CORP                   6,102
     100         CATO CORP (CLASS A)                       1,952
     100      *  CEC ENTERTAINMENT, INC                    4,935
     100      *  CHARLOTTE RUSSE HOLDING, INC              2,680
     100      *  CHICO'S FAS, INC                          2,975
     100      *  CHOICE HOTELS INTERNATIONAL, INC          1,500
     100      *  CHRISTOPHER & BANKS CORP                  3,260
   6,680      *  CLEAR CHANNEL COMMUNICATIONS, INC       418,836
   1,000      *  COMCAST CORP (CLASS A) (SPECIAL)         43,400
     191      *  COPART, INC                               5,586
     100      *  COX RADIO, INC (CLASS A)                  2,785
     300         DANAHER CORP                             16,800
     100         DARDEN RESTAURANTS, INC                   2,790
     100      *  DIRECT FOCUS, INC                         4,750
   1,100         DOLLAR GENERAL CORP                      21,450
     400      *  DOLLAR TREE STORES, INC                  11,136
     100         DONALDSON CO, INC                         3,115
     100         DOW JONES & CO, INC                       5,971
     100      *  ENTRAVISION COMMUNICATIONS CORP           1,230
     100         FACTSET RESEARCH SYSTEMS, INC             3,570
     600         FAMILY DOLLAR STORES, INC                15,378
     100      *  FOOTSTAR, INC                             3,440
     100      *  FOSSIL, INC                               2,075
     100      *  FOX ENTERTAINMENT GROUP, INC
                   (CLASS A)                               2,790
   2,600         GAP, INC                                 75,400
   3,100      *  GEMSTAR-TV GUIDE INTERNATIONAL,
                   INC                                   136,400
     100      *  GENESCO, INC                              3,360
     100      *  GENESISINTERMEDIA, INC                    1,875
     282      *  GENTEX CORP                               7,859
     100         GRACO, INC                                3,300
     100      *  GUITAR CENTER, INC                        2,113
   7,300         HARLEY-DAVIDSON, INC                    343,684
     200      *  HISPANIC BROADCASTING CORP                5,738
      78      *  HOLLYWOOD ENTERTAINMENT CORP                659

 34  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
     100      *  HOT TOPIC, INC                      $     3,110
     100      *  INFORMATION HOLDINGS, INC                 3,230
     300      *  INTERNATIONAL GAME TECHNOLOGY            18,825
   1,600         INTERPUBLIC GROUP OF COS, INC            46,960
     100      *  INTERTAN, INC                             1,400
     300         INTIMATE BRANDS, INC                      4,521
     100      *  INTRANET SOLUTIONS, INC                   3,805
     100      *  JACK IN THE BOX, INC                      2,610
     300      *  JONES APPAREL GROUP, INC                 12,960
     100      *  KEY3MEDIA GROUP, INC                      1,161
     100         KNIGHT RIDDER, INC                        5,930
   1,850      *  KOHLS CORP                              116,050
     200      *  KRISPY KREME DOUGHNUTS, INC               8,000
     200         LEE ENTERPRISES, INC                      6,600
     214      *  LIBERTY DIGITAL, INC (CLASS A)            1,303
     100      *  LINENS 'N THINGS, INC                     2,732
     100         MARRIOTT INTERNATIONAL, INC (CLASS
                   A)                                      4,734
     200         MAYTAG CORP                               5,852
     300         MCGRAW-HILL COS, INC                     19,845
      63      *  MEN'S WEARHOUSE, INC                      1,738
     100      *  METRO ONE TELECOMMUNICATIONS, INC         6,487
     100      *  METRO-GOLDWYN-MAYER, INC                  2,265
     100      *  MICHAELS STORES, INC                      4,100
      66      *  MIDWAY GAMES, INC                         1,221
     200      *  MSC INDUSTRIAL DIRECT CO (CLASS A)        3,480
     100      *  MTR GAMING GROUP, INC                     1,350
   4,200         NIKE, INC (CLASS B)                     176,358
   5,014         OMNICOM GROUP, INC                      431,204
      85      *  O'REILLY AUTOMOTIVE, INC                  2,439
      68      *  PACIFIC SUNWEAR CALIFORNIA, INC           1,525
     100      *  PAPA JOHN'S INTERNATIONAL, INC            2,535
     100      *  PERFORMANCE FOOD GROUP CO                 2,755
     200      *  PINNACLE SYSTEMS, INC                     1,210
     100      *  PIXAR, INC                                4,080
     100         POLARIS INDUSTRIES, INC                   4,580
      62      *  PRESSTEK, INC                               744
     900      *  PRIMEDIA, INC                             6,111
     100      *  PRIVATE MEDIA GROUP, INC                    940
     100      *  QUIKSILVER, INC                           2,500
     100      *  RARE HOSPITALITY INTERNATIONAL,
                   INC                                     2,260
     100      *  REGENT COMMUNICATIONS, INC                1,199
      74         REGIS CORP                                1,553
     300         RUBY TUESDAY, INC                         5,130
     100      *  SCHOLASTIC CORP                           4,500
     100      *  SCP POOL CORP                             3,444
     100      *  SHUFFLE MASTER, INC                       2,100
     200      *  SIRIUS SATELLITE RADIO, INC               2,262
     100      *  SONIC CORP                                3,173
     103      *  SOTHEBY'S HOLDINGS, INC (CLASS A)         1,661
     100      *  SPANISH BROADCASTING SYSTEM, INC
                   (CLASS A)                                 821
   1,600      *  STARBUCKS CORP                           36,800
     100      *  STATION CASINOS, INC                      1,600
      50      *  STEIN MART, INC                             517
     100      *  SYLVAN LEARNING SYSTEMS, INC              2,430
   2,100         SYSCO CORP                               57,015

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
     100         TALBOTS, INC                        $     4,375
   2,100         TARGET CORP                              72,660
     200      *  THE CHEESECAKE FACTORY, INC               5,660
     100      *  THQ, INC                                  4,925
     600         TIFFANY & CO                             21,732
     100      *  TIMBERLAND CO (CLASS A)                   3,951
   1,200         TJX COS, INC                             38,244
     100      *  TOO, INC                                  2,740
     108      *  TOPPS CO, INC                             1,262
     300      *  U.S.A. NETWORKS, INC                      8,457
     100      *  UNIVERSAL ELECTRONICS, INC                1,800
     700      *  UNIVISION COMMUNICATIONS, INC
                   (CLASS A)                              29,946
     100      *  VANS, INC                                 2,350
     100      *  VASTERA, INC                              1,420
  11,327      *  VIACOM, INC (CLASS B)                   586,172
  25,699         WAL-MART STORES, INC                  1,254,111
     217         WILEY (JOHN) & SONS, INC (CLASS A)        5,132
     200      *  WILLIAMS-SONOMA, INC                      7,764
     100      *  WMS INDUSTRIES, INC                       3,217
                                                     -----------
                 TOTAL CONSUMER CYCLICAL               6,741,382
                                                     -----------
CONSUMER NON-CYCLICAL -- 7.28%
      34      *  7-ELEVEN, INC                               382
     800      *  AMAZON.COM, INC                          11,320
     100      *  AMERICAN ITALIAN PASTA CO (CLASS
                   A)                                      4,640
   1,700         ANHEUSER-BUSCH COS, INC                  70,040
     200      *  AUTOZONE, INC                             7,500
   6,700         AVON PRODUCTS, INC                      310,076
     700      *  BEST BUY CO, INC                         44,464
     300      *  BJ'S WHOLESALE CLUB, INC                 15,978
      87      *  CADIZ, INC                                  801
     400         CAMPBELL SOUP CO                         10,300
     222      *  CDW COMPUTER CENTERS, INC                 8,815
     100         CHURCH & DWIGHT CO, INC                   2,545
     200      *  COACH, INC                                7,610
   7,200         COCA-COLA CO                            324,000
     200         COCA-COLA ENTERPRISES, INC                3,270
   3,000         COLGATE-PALMOLIVE CO                    176,970
     100      *  COST PLUS, INC                            3,000
     200      *  COSTCO WHOLESALE CORP                     8,216
   1,500         CVS CORP                                 57,900
      98      *  DEL MONTE FOODS CO                          821
      95         DELTA & PINE LAND CO                      1,866
     135         DIAL CORP                                 1,923
     100         DREYER'S GRAND ICE CREAM, INC             2,790
     600     b*  ETOYS, INC                                    7
     100      *  FACTORY 2-U STORES, INC                   2,935
     100         FASTENAL CO                               6,198
     100         FLEMING COS, INC                          3,570
   6,900         GILLETTE CO                             200,031
     100      *  HAIN CELESTIAL GROUP, INC                 2,200
     600         HEINZ (H.J.) CO                          24,534
     100         HERSHEY FOODS CORP                        6,171
  22,400         HOME DEPOT, INC                       1,042,720
     225      *  INSIGHT ENTERPRISES, INC                  5,512
     400         KELLOGG CO                               11,600

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  35

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
CONSUMER NON-CYCLICAL -- (CONTINUED)
   2,428      *  KRAFT FOODS, INC (CLASS A)          $    75,268
   3,500      *  KROGER CO                                87,500
     417         LAUDER (ESTEE) CO (CLASS A)              17,972
   1,600         LOWE'S COS, INC                         116,080
     100         MCCORMICK & CO, INC (NON-VOTE)            4,202
     296         MILLER (HERMAN), INC                      7,163
     100      *  NBTY, INC                                 1,244
       7      *  NETWORK COMMERCE, INC                         3
     300         PEPSI BOTTLING GROUP, INC                12,030
   7,817         PEPSICO, INC                            345,511
     300      *  PERRIGO CO                                5,007
     200      *  PETSMART, INC                             1,410
   7,600         PHILIP MORRIS COS, INC                  385,700
     376      *  PRICELINE.COM, INC                        3,402
   1,100         PROCTER & GAMBLE CO                      70,180
     300         QUAKER OATS CO                           27,375
     800         RADIOSHACK CORP                          24,400
     600         RALSTON PURINA CO                        18,012
     800      *  RITE AID CORP                             7,200
   3,601      *  SAFEWAY, INC                            172,848
   1,500         SARA LEE CORP                            28,410
     100      *  SKECHERS USA, INC (CLASS A)               2,923
   1,500      *  STAPLES, INC                             23,985
     100         TOOTSIE ROLL INDUSTRIES, INC              3,854
      83         TUPPERWARE CORP                           1,944
     100      *  TWEETER HOME ENTERTAINMENT GROUP,
                   INC                                     3,530
     272         UST, INC                                  7,849
     100      *  VALUEVISION INTERNATIONAL, INC
                   (CLASS A)                               2,175
   4,300         WALGREEN CO                             146,845
     200      *  WHOLE FOODS MARKET, INC                   5,420
     300         WRIGLEY (WM) JR CO                       14,055
     100      *  YANKEE CANDLE CO, INC                     1,899
                                                     -----------
                 TOTAL CONSUMER NON-CYCLICAL           4,006,101
                                                     -----------
ENERGY -- 1.68%
   1,100         ANADARKO PETROLEUM CORP                  59,433
   1,900         APACHE CORP                              96,425
   6,429         BAKER HUGHES, INC                       215,371
     100      *  BARRETT RESOURCES CORP                    5,900
     200      *  BELCO OIL & GAS CORP                      1,800
     100         BERRY PETROLEUM CO (CLASS A)              1,450
     700      *  BJ SERVICES CO                           19,866
     100      *  BROWN (TOM), INC                          2,400
     400         BURLINGTON RESOURCES, INC                15,980
     100         CABOT OIL & GAS CORP (CLASS A)            2,440
     100      *  CAL DIVE INTERNATIONAL, INC               2,460
     100      *  CAPSTONE TURBINE CORP                     2,249
     484      *  CHESAPEAKE ENERGY CORP                    3,291
     200      *  COOPER CAMERON CORP                      11,160
     100      *  DENBURY RESOURCES, INC                      940
   2,700         DIAMOND OFFSHORE DRILLING, INC           89,235
     100      *  ENERGY PARTNERS LTD                       1,341
     500         ENSCO INTERNATIONAL, INC                 11,700
     300         EOG RESOURCES, INC                       10,665

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
     100      *  EVERGREEN RESOURCES, INC            $     3,800
     100      *  FOREST OIL CORP                           2,800
     100         FRONTIER OIL CORP                         1,325
     650      *  GLOBAL MARINE, INC                       12,109
     100      *  GRANT PRIDECO, INC                        1,749
     700      *  GREY WOLF, INC                            2,800
   1,800         HALLIBURTON CO                           64,080
     300      *  HANOVER COMPRESSOR CO                     9,927
   1,400         HELMERICH & PAYNE, INC                   43,148
     100      *  HORIZON OFFSHORE, INC                     1,350
     400      *  KEY ENERGY SERVICES, INC                  4,336
     100      *  KEY PRODUCTION CO, INC                    1,665
     200      *  MARINE DRILLING COS, INC                  3,822
     100      *  MAVERICK TUBE CORP                        1,695
     166      *  MERIDIAN RESOURCE CORP                    1,190
     100         MITCHELL ENERGY & DEVELOPMENT CORP
                   (CLASS A)                               4,625
     100         MURPHY OIL CORP                           7,360
     600      *  NABORS INDUSTRIES, INC                   22,320
     300      *  NATIONAL-OILWELL, INC                     8,040
      71      *  NEWFIELD EXPLORATION CO                   2,276
     500      *  NOBLE DRILLING CORP                      16,375
     400         OCEAN ENERGY, INC (NEW)                   6,980
     100         PATINA OIL & GAS CORP                     2,650
     300      *  PATTERSON-UTI ENERGY, INC                 5,361
     100      *  PLAINS RESOURCES, INC                     2,400
     100         POGO PRODUCING CO                         2,400
     100      *  PRIDE INTERNATIONAL, INC                  1,900
     100      *  PURE RESOURCES, INC                       1,800
     100      *  REMINGTON OIL & GAS CORP                  1,900
     300      *  ROWAN COS, INC                            6,630
     200      *  SMITH INTERNATIONAL, INC                 11,980
     100      *  SPINNAKER EXPLORATION CO                  3,986
     100         ST. MARY LAND & EXPLORATION CO            2,336
     100      *  STONE ENERGY CORP                         4,430
     541      *  SUPERIOR ENERGY SERVICES, INC             4,273
     100      *  SWIFT ENERGY CO                           3,013
     100         TIDEWATER, INC                            3,770
     200      *  UNIT CORP                                 3,170
   3,100      *  VARCO INTERNATIONAL, INC (NEW)           57,691
     100      *  VERITAS DGC, INC                          2,775
     100         VINTAGE PETROLEUM, INC                    1,870
     300      *  WEATHERFORD INTERNATIONAL, INC           14,400
     100      *  WESTPORT RESOURCES CORP                   2,100
     500         XTO ENERGY, INC                           7,175
                                                     -----------
                 TOTAL ENERGY                            925,888
                                                     -----------
FINANCIAL SERVICES -- 6.47%
     100      *  AFFILIATED MANAGERS GROUP, INC            6,150
   1,100         AFLAC, INC                               34,639
     200         ALLIED CAPITAL CORP                       4,630
     400         AMERICAN EXPRESS CO                      15,520
  12,690         AMERICAN INTERNATIONAL GROUP, INC     1,091,340
     500      *  AMERITRADE HOLDING CORP (CLASS A)         3,980
   1,200         BANK OF NEW YORK CO, INC                 57,600
     100      *  BLACKROCK, INC                            3,429
     100         BROWN & BROWN, INC                        4,199

 36  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
     900         CAPITAL ONE FINANCIAL CORP          $    54,000
     100         CHARLES E. SMITH RESIDENTIAL
                   REALTY, INC                             5,015
     100         CHITTENDEN CORP                           3,365
     300      *  CHOICEPOINT, INC                         12,615
  10,236         CITIGROUP, INC                          540,870
      90         COUSINS PROPERTIES, INC                   2,416
     100         CVB FINANCIAL CORP                        1,920
     100         DORAL FINANCIAL CORP                      3,430
     500      *  E*TRADE GROUP, INC                        3,225
     100         EAST WEST BANCORP, INC                    2,700
     200         EATON VANCE CORP                          6,960
     100         F & M NATIONAL CORP                       4,000
     300         FEDERATED INVESTORS, INC (CLASS B)        9,660
   2,200         FREDDIE MAC                             154,000
   1,600         FIFTH THIRD BANCORP                      96,080
   4,700         FANNIE MAE                              400,205
     300         GALLAGHER (ARTHUR J.) & CO                7,800
     302      *  GARTNER, INC (CLASS A)                    3,322
     100         GREATER BAY BANCORP                       2,498
     100         HILB, ROGAL & HAMILTON CO                 4,375
     244         HOOPER HOLMES, INC                        2,501
     600         HOUSEHOLD INTERNATIONAL, INC             40,020
     200         HUDSON UNITED BANCORP                     5,100
     938      *  INSTINET GROUP, INC                      17,484
     100      *  INVESTMENT TECHNOLOGY GROUP, INC          5,029
     100         INVESTORS FINANCIAL SERVICES CORP         6,700
     100      *  ITT EDUCATIONAL SERVICES, INC             4,500
   2,500         JP MORGAN CHASE & CO                    111,500
     200      *  KNIGHT TRADING GROUP, INC                 2,138
     200      *  LABRANCHE & CO, INC                       5,800
     600         LANDAMERICA FINANCIAL GROUP, INC         19,110
     100         MANUFACTURED HOME COMMUNITIES, INC        2,810
     600         MARSH & MCLENNAN COS, INC                60,600
   3,000         MBNA CORP                                98,850
   3,005         METROPOLITAN LIFE INSURANCE CO           93,094
     100         MILLS CORP                                2,460
     300         MORGAN STANLEY DEAN WITTER & CO          19,269
     100      *  NETBANK, INC                              1,130
     100         NEUBERGER BERMAN, INC                     6,800
   1,900         NORTHERN TRUST CORP                     118,750
     100         NEW YORK COMMUNITY BANCORP, INC           3,765
     100         PACIFIC CAPITAL BANCORP                   3,045
   1,200         PROVIDIAN FINANCIAL CORP                 71,040
     100         RICHMOND COUNTY FINANCIAL CORP            3,752
   4,600         SCHWAB (CHARLES) CORP                    70,380
     300         SEI INVESTMENTS CO                       14,220
      70      *  SOUTHWEST BANCORP OF TEXAS, INC           2,114
     600         STATE STREET CORP                        29,694
     100         STILWELL FINANCIAL, INC                   3,356
     800         SYNOVUS FINANCIAL CORP                   25,104
      67      *  SYNTROLEUM CORP                             609
     100      *  TD WATERHOUSE GROUP                       1,093
     100         TEXAS REGIONAL BANCSHARES, INC
                   (CLASS A)                               4,029

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
   1,900         TORCHMARK CORP                      $    76,399
     100         TOWN & COUNTRY TRUST                      2,040
     300         TRUSTCO BANK CORP (NEW YORK)              4,005
     100         UCBH HOLDINGS, INC                        3,035
     100         UNITED BANKSHARES, INC                    2,680
     300      *  UNITEDGLOBALCOM, INC (CLASS A)            2,595
     700         USA EDUCATION, INC                       51,100
     300         WADDELL & REED FINANCIAL, INC
                   (CLASS A)                               9,525
     200         WASHINGTON REAL ESTATE INVESTMENT
                   TRUST                                   4,728
     100         WASHINGTON TRUST BANCORP, INC             2,201
     100         WESTAMERICA BANCORP                       3,925
                                                     -----------
                 TOTAL FINANCIAL SERVICES              3,558,022
                                                     -----------
HEALTH CARE -- 21.83%
  11,700         ABBOTT LABORATORIES CO                  561,717
     300      *  ABGENIX, INC                             13,500
     100      *  ABIOMED, INC                              2,358
     100      *  ACCREDO HEALTH, INC                       3,719
     100      *  ADOLOR CORP                               2,160
     200      *  ADVANCEPCS                               12,810
     300      *  ADVANCED TISSUE SCIENCES, INC             1,500
     200      *  AFFYMETRIX, INC                           4,410
     100      *  ALBANY MOLECULAR RESEARCH, INC            3,801
     100      *  ALEXION PHARMACEUTICALS, INC              2,400
     220      *  ALKERMES, INC                             7,722
     600         ALLERGAN, INC                            51,300
     100      *  ALLSCRIPTS HEALTHCARE SOLUTIONS             900
     100         ALPHARMA, INC (CLASS A)                   2,725
     100      *  AMERICAN MEDICAL SYSTEMS HOLDING,
                   INC                                     1,535
   7,500         AMERICAN HOME PRODUCTS CORP             438,300
     100      *  AMERIPATH, INC                            2,930
     200      *  AMERISOURCE HEALTH CORP (CLASS A)        11,060
  16,500      *  AMGEN, INC                            1,001,220
     100      *  AMSURG CORP (CLASS A)                     2,955
     200      *  AMYLIN PHARMACEUTICALS, INC               2,250
     200      *  ANDRX GROUP                              15,400
     100      *  ANTIGENICS, INC                           1,975
     100      *  APHTON CORP                               2,190
     200      *  APOGENT TECHNOLOGIES, INC                 4,920
     900         APPLERA CORP (APPLIED BIOSYSTEMS
                   GROUP)                                 24,075
     100      *  APPLIED MOLECULAR EVOLUTION               1,248
     200      *  APRIA HEALTHCARE GROUP, INC               5,770
     100      *  ARENA PHARMACEUTICALS, INC                3,049
     100      *  ARIAD PHARMACEUTICALS, INC                  507
     100      *  ARQULE, INC                               2,166
     100      *  ARTHROCARE CORP                           2,615
     100      *  ASPECT MEDICAL SYSTEMS, INC               1,550
     100      *  ATRIX LABORATORIES, INC                   2,026
     100      *  ATS MEDICAL, INC                          1,506
     100      *  AURORA BIOSCIENCES CORP                   3,100
     200      *  AVANIR PHARMACEUTICALS (CLASS A)          1,260
     200      *  AVANT IMMUNOTHERAPEUTICS, INC             1,130
     100      *  AVIGEN, INC                               2,150

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  37

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
     100      *  AVIRON                              $     5,700
     100      *  BARR LABORATORIES, INC                    7,041
   2,300         BAXTER INTERNATIONAL, INC               112,700
     200         BECKMAN COULTER, INC                      8,160
     100         BERGEN BRUNSWIG CORP (CLASS A)            1,922
     600      *  BIOGEN, INC                              32,616
     100      *  BIOMARIN PHARMACEUTICAL, INC              1,321
     800         BIOMET, INC                              38,448
     100      *  BIOPURE CORP                              2,637
     100      *  BIOSITE DIAGNOSTICS, INC                  4,480
     231      *  BIO-TECHNOLOGY GENERAL CORP               3,026
     200      *  BOSTON SCIENTIFIC CORP                    3,400
   8,400         BRISTOL-MYERS SQUIBB CO                 439,320
     200      *  BRUKER DALTONICS, INC                     3,014
     100      *  CALIPER TECHNOLOGIES CORP                 2,105
   8,368         CARDINAL HEALTH, INC                    577,392
     100      *  CARDIODYNAMICS INTERNATIONAL CORP           506
   1,000      *  CAREMARK RX, INC                         16,450
     300      *  CELGENE CORP                              8,655
     100      *  CELL PATHWAYS, INC                          633
     100      *  CELL THERAPEUTICS, INC                    2,764
     176      *  CEPHALON, INC                            12,408
     100      *  CERNER CORP                               4,200
     200      *  CHARLES RIVER LABORATORIES
                   INTERNATIONAL, INC                      6,950
     400      *  CHIRON CORP                              20,400
     100      *  CIMA LABS, INC                            7,850
     100      *  COLUMBIA LABORATORIES, INC                  809
     200      *  COMMUNITY HEALTH SYSTEMS                  5,900
     100      *  CONNETICS CORP                              758
     100         COOPER COS, INC                           5,140
     200      *  COR THERAPEUTICS, INC                     6,100
     200      *  CORIXA CORP                               3,414
     200      *  COVANCE, INC                              4,530
     100      *  CRYOLIFE, INC                             4,091
     100      *  CUBIST PHARMACEUTICALS, INC               3,800
     200      *  CURAGEN CORP                              7,280
     100      *  CV THERAPEUTICS, INC                      5,700
     100      *  CYBERONICS, INC                           1,690
     100      *  CYGNUS, INC                               1,025
     400      *  CYTOGEN CORP                              2,160
     500      *  CYTYC CORP                               11,525
     300      *  DAVITA, INC                               6,099
     100      *  DENDREON CORP                             1,673
      75      *  DENDRITE INTERNATIONAL, INC                 832
     100         DENTSPLY INTERNATIONAL, INC               4,435
     100         DIAGNOSTIC PRODUCTS CORP                  3,320
     100      *  DIVERSA CORP                              2,034
     100      *  DURAMED PHARMACEUTICALS, INC              1,789
     100      *  DURECT CORP                               1,232
     100      *  DUSA PHARMACEUTICALS, INC                 1,428
     100      *  DYAX CORP                                 1,743
     187      *  ECLIPSYS CORP                             5,254
     100      *  EDWARDS LIFESCIENCES CORP                 2,636
      97         ELAN CORP CONTINGENT VALUE RTS               22
     100      *  ENDO PHARMACEUTICALS HOLDINGS, INC          884

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
     100      *  ENDOCARE, INC                       $     1,599
     100      *  ENTREMED, INC                             1,600
     100      *  ENZO BIOCHEM, INC                         3,430
     191      *  ENZON, INC                               11,937
     100      *  EXELIXIS, INC                             1,897
     300      *  EXPRESS SCRIPTS, INC                     16,509
     402      *  FIRST HEALTH GROUP CORP                   9,696
     100      *  FISHER SCIENTIFIC INTERNATIONAL,
                   INC                                     2,900
     700      *  FOREST LABORATORIES, INC                 49,700
     100      *  GENAISSANCE PHARMACEUTICALS               1,404
     100      *  GENE LOGIC, INC                           2,180
   2,000      *  GENENTECH, INC                          110,200
     100      *  GENOME THERAPEUTICS CORP                  1,484
     100      *  GENTA, INC                                1,339
     800      *  GENZYME CORP (GENERAL DIVISION)          48,800
     100      *  GENZYME-MOLECULAR ONCOLOGY                1,355
     100      *  GERON CORP                                1,400
     400      *  GILEAD SCIENCES, INC                     23,276
   6,100         GLAXOSMITHKLINE PLC ADR                 342,820
   2,900      *  GUIDANT CORP                            104,400
   3,800      *  GUILFORD PHARMACEUTICALS, INC           129,200
     100      *  HAEMONETICS CORP                          3,050
     300         HCA, INC                                 13,557
   4,800      *  HEALTH MANAGEMENT ASSOCIATES, INC
                   (CLASS A) (NEW)                       100,992
     500      *  HUMAN GENOME SCIENCES, INC               30,125
     200         ICN PHARMACEUTICALS, INC                  6,344
     196      *  ICOS CORP                                12,544
     500      *  IDEC PHARMACEUTICALS CORP                33,845
     100      *  IDEXX LABORATORIES, INC                   3,125
     100      *  IDX SYSTEMS CORP                          1,201
     100      *  ILEX ONCOLOGY, INC                        2,990
     100      *  I-MANY, INC                               1,350
     300      *  IMATRON, INC                                600
     200      *  IMCLONE SYSTEMS, INC                     10,560
     100      *  IMMUNE RESPONSE CORP                        475
   1,400      *  IMMUNEX CORP                             24,850
     200      *  IMMUNOGEN, INC                            4,000
     200      *  IMMUNOMEDICS, INC                         4,280
     100      *  IMPATH, INC                               4,430
     100      *  IMPAX LABORATORIES, INC                   1,220
   1,200         IMS HEALTH, INC                          34,200
     100      *  INAMED CORP                               2,650
     300      *  INCYTE GENOMICS, INC                      7,356
     200      *  INHALE THERAPEUTIC SYSTEMS, INC           4,600
     100      *  INSPIRE PHARMACEUTICALS, INC              1,400
     100      *  INTERMUNE, INC                            3,562
     200      *  INTERNEURON PHARMACEUTICALS, INC          1,698
     100      *  INTUITIVE SURGICAL, INC                   1,351
     100      *  INVERNESS MEDICAL TECHNOLOGY, INC         3,700
     200      *  INVITROGEN CORP                          14,360
     176      *  ISIS PHARMACEUTICALS, INC                 2,180
     100      *  I-STAT CORP                               1,474
     700      *  IVAX CORP                                27,300
  12,944         JOHNSON & JOHNSON                       647,200
     600      *  KING PHARMACEUTICALS, INC                32,250
     100      *  KV PHARMACEUTICAL CO (CLASS B)            3,350

 38  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
     200      *  LABORATORY CORP OF AMERICA
                   HOLDINGS                          $    15,380
     100      *  LEXICON GENETICS, INC                     1,250
     200      *  LIFEPOINT HOSPITALS, INC                  8,856
     200      *  LIGAND PHARMACEUTICALS, INC (CLASS
                   A)                                      2,260
   5,950         LILLY (ELI) & CO                        440,300
     400      *  LINCARE HOLDINGS, INC                    12,004
     100      *  LUMINEX CORP                              1,999
     100      *  MAGELLAN HEALTH SERVICES, INC             1,280
     100      *  MARTEK BIOSCIENCES CORP                   2,850
     100      *  MATRIX PHARMACEUTICAL, INC                1,043
     100      *  MAXYGEN, INC                              2,200
     200         MCKESSON HBOC, INC                        7,424
     300      *  MEDAREX, INC                              7,050
     100      *  MEDICINES CO                              2,049
     100      *  MEDICIS PHARMACEUTICAL CORP (CLASS
                   A)                                      5,300
     900      *  MEDIMMUNE, INC                           42,480
      31      *  MEDQUIST, INC                               920
  13,600         MEDTRONIC, INC                          625,736
     100         MENTOR CORP                               2,850
  11,500         MERCK & CO, INC                         734,965
     100      *  MGI PHARMA, INC                           1,250
     200      *  MID ATLANTIC MEDICAL SERVICES, INC        3,586
     900      *  MILLENNIUM PHARMACEUTICALS, INC          32,022
     212         MILLIPORE CORP                           13,139
     200      *  MINIMED, INC                              9,600
     100      *  MIRAVANT MEDICAL TECHNOLOGIES             1,140
     100      *  MOLECULAR DEVICES CORP                    2,005
     171         MYLAN LABORATORIES, INC                   4,810
     100      *  MYRIAD GENETICS, INC                      6,331
     100      *  NABI                                        794
     100      *  NANOGEN, INC                                679
     100      *  NEUROCRINE BIOSCIENCES, INC               3,999
     100      *  NEUROGEN CORP                             2,295
     100      *  NOVEN PHARMACEUTICALS, INC                3,920
     100      *  NOVOSTE CORP                              2,550
     100      *  NPS PHARMACEUTICALS, INC                  4,020
     100      *  OCULAR SCIENCES, INC                      2,540
     100      *  ON ASSIGNMENT, INC                        1,800
     100      *  ONYX PHARMACEUTICALS, INC                 1,201
     100      *  ORASURE TECHNOLOGIES, INC                 1,250
     200      *  ORCHID BIOSCIENCES, INC                   1,530
     176      *  ORGANOGENESIS, INC                        1,302
     201      *  ORTHODONTIC CENTERS OF AMERICA,
                   INC                                     6,108
     100      *  OSI PHARMACEUTICALS, INC                  5,259
     100         OWENS & MINOR, INC                        1,900
     402      *  OXFORD HEALTH PLANS, INC                 11,497
     200      *  PACKARD BIOSCIENCE CO                     1,660
     200      *  PATTERSON DENTAL CO                       6,000
      69      *  PER-SE TECHNOLOGIES, INC                    562
     200      *  PEREGRINE PHARMACEUTICALS, INC              526
  66,484         PFIZER, INC                           2,662,684
     200      *  PHARMACEUTICAL PRODUCT
                   DEVELOPMENT, INC                        6,102
     100      *  PHARMACEUTICAL RESOURCES, INC             3,069

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
  11,241         PHARMACIA CORP                      $   516,523
     100      *  PHARMACOPEIA, INC                         2,400
     100      *  POSSIS MEDICAL, INC                       1,205
     100      *  POZEN, INC                                1,500
     200      *  PRAECIS PHARMACEUTICALS, INC              3,288
     100      *  PRIORITY HEALTHCARE CORP (CLASS B)        2,828
     200      *  PROTEIN DESIGN LABS, INC                 17,352
     100      *  PROVINCE HEALTHCARE CO                    3,529
     300      *  QUEST DIAGNOSTICS, INC                   22,455
     200      *  QUINTILES TRANSNATIONAL CORP              5,050
     100      *  REGENERON PHARMACEUTICALS, INC            3,465
     100      *  REHABCARE GROUP, INC                      4,820
     211      *  RENAL CARE GROUP, INC                     6,939
     100      *  RESMED, INC                               5,055
      75      *  RESPIRONICS, INC                          2,232
     100      *  ROSETTA INPHARMATICS, INC                 1,550
     100      *  SANGSTAT MEDICAL CORP                     1,638
  13,271         SCHERING-PLOUGH CORP                    480,941
     200      *  SCIOS, INC                                5,002
     300      *  SEPRACOR, INC                            11,940
     100      *  SEQUENOM, INC                             1,400
     100      *  SEROLOGICALS CORP                         2,134
     200      *  SICOR, INC                                4,620
     300      *  ST. JUDE MEDICAL, INC                    18,000
     100      *  STERICYCLE, INC                           4,695
     200      *  STERIS CORP                               4,010
     600         STRYKER CORP                             32,910
     100      *  SUPERGEN, INC                             1,473
     100      *  SURMODICS, INC                            5,880
     100      *  SYNCOR INTERNATIONAL CORP                 3,100
     100      *  TANOX, INC                                3,155
     100      *  TARGETED GENETICS CORP                      650
     200      *  TECHNE CORP                               6,500
   5,700      *  TENET HEALTHCARE CORP                   294,063
     200      *  TEXAS BIOTECHNOLOGY CORP                  1,676
      60      *  THERAGENICS CORP                            670
     100      *  THORATEC CORP                             1,555
     100      *  TITAN PHARMACEUTICALS, INC                3,001
     100      *  TRANSKARYOTIC THERAPIES, INC              2,945
     100      *  TRIAD HOSPITALS, INC                      2,947
      81      *  TRIANGLE PHARMACEUTICALS, INC               379
     100      *  TRIMERIS, INC                             5,007
     100      *  TULARIK, INC                              2,583
     100      *  UNITED THERAPEUTICS CORP                  1,335
   2,100         UNITEDHEALTH GROUP, INC                 129,675
     100         UNIVERSAL HEALTH SERVICES, INC            4,550
     100      *  VALENTIS, INC                               625
     100      *  VARIAN MEDICAL SYSTEMS, INC               7,150
     100      *  VARIAN, INC                               3,230
     200      *  VASOMEDICAL, INC                            864
     300         VENTAS, INC                               3,285
     100      *  VENTIV HEALTH, INC                        2,064
     100      *  VERSICOR, INC                             1,254
     300      *  VERTEX PHARMACEUTICALS, INC              14,850
     100      *  VICAL, INC                                1,398
     100      *  VIROPHARMA, INC                           3,400
     200      *  VISX, INC                                 3,870

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  39

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
     600      *  WATERS CORP                         $    16,566
     500      *  WATSON PHARMACEUTICALS, INC              30,820
     600      *  WEBMD CORP                                4,200
     100      *  WELLPOINT HEALTH NETWORKS, INC            9,424
                                                     -----------
                 TOTAL HEALTH CARE                    12,011,556
                                                     -----------
OTHER -- 2.53%
     100      *  ACACIA RESEARCH CORP                      1,689
     100      *  ADMINSTAFF, INC                           2,600
     200         BLOCK (H&R), INC                         12,910
     100      *  CAREER EDUCATION CORP                     5,990
   2,000      *  CENDANT CORP                             39,000
     500         CINTAS CORP                              23,125
     200      *  CORPORATE EXECUTIVE BOARD CO              8,400
     100      *  COSTAR GROUP, INC                         2,630
     200      *  DEVRY, INC                                7,224
     100         DOVER CORP                                3,765
     100      *  EDISON SCHOOLS, INC                       2,284
     100      *  EDUCATION MANAGEMENT CORP                 4,005
     300      *  EXULT, INC                                5,115
     100      *  GENTIVA HEALTH SERVICES, INC              1,800
      73      *  GETTY IMAGES, INC                         1,916
     100      *  GTECH HOLDINGS CORP                       3,551
     100      *  HEIDRICK & STRUGGLES
                   INTERNATIONAL, INC                      2,033
   4,700         HONEYWELL INTERNATIONAL, INC            164,453
     100      *  HOTJOBS.COM LTD                             900
     100      *  ITRON, INC                                1,897
     200      *  KORN/FERRY INTERNATIONAL                  3,100
     100         MATTHEWS INTERNATIONAL CORP (CLASS
                   A)                                      4,396
     201      *  MODIS PROFESSIONAL SERVICES, INC          1,386
     600         MOODY'S CORP                             20,100
     100      *  MSC.SOFTWARE CORP                         1,875
     100      *  PREPAID LEGAL SERVICES, INC               2,200
     100      *  R.H. DONNELLEY CORP                       3,200
     700      *  ROBERT HALF INTERNATIONAL, INC           17,423
     100         ROLLINS, INC                              1,991
     100      *  SYMYX TECHNOLOGIES, INC                   2,629
     100      *  TELETECH HOLDINGS, INC                      899
     700      *  TERREMARK WORLDWIDE, INC                  1,050
     300      *  TMP WORLDWIDE, INC                       17,733
  15,600         TYCO INTERNATIONAL LTD                  850,200
   2,200         UNITED TECHNOLOGIES CORP                161,172
     135         VIAD CORP                                 3,564
     100         WALTER INDUSTRIES, INC                    1,190
      10     b*  WORLDWIDE XCEED GROUP, INC                    0
                                                     -----------
                 TOTAL OTHER                           1,389,395
                                                     -----------
PRODUCER DURABLES -- 8.17%
     100      *  ACTIVE POWER, INC                         1,668
     200      *  ALLIED WASTE INDUSTRIES, INC              3,736
      80         AMETEK, INC                               2,444
     400      *  AXCELIS TECHNOLOGIES, INC                 5,920
      23      *  CATAYTICA ENERGY SYSTEMS                    499
     100      *  COGNEX CORP                               3,385
     100      *  COINSTAR, INC                             2,225

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
     100      *  COVANTA ENERGY CORP                 $     1,846
     100         EATON CORP                                7,010
     200         FEDERAL SIGNAL CORP                       4,694
     100      *  FLOW INTERNATIONAL CORP                   1,080
     100      *  FLOWSERVE CORP                            3,075
     100      *  FUELCELL ENERGY, INC                      2,309
  88,199         GENERAL ELECTRIC CO                   4,299,701
     100      *  HEADWATERS, INC                           1,600
     100      *  LITTELFUSE, INC                           2,679
     100         MANITOWOC CO, INC                         2,950
     100      *  MECHANICAL TECHNOLOGY, INC                  721
     600         MINNESOTA MINING & MANUFACTURING
                   CO                                     68,460
     100      *  NATIONAL INSTRUMENTS CORP                 3,245
     271      *  NEWPARK RESOURCES, INC                    3,008
     100      *  PEMSTAR, INC                              1,468
     100         PHILADELPHIA SUBURBAN CORP                2,550
     100      *  PHOTON DYNAMICS, INC                      3,140
     100         PITNEY BOWES, INC                         4,212
     100      *  PLUG POWER, INC                           2,153
   2,400      *  POWER-ONE, INC                           39,936
      68      *  RAYOVAC CORP                              1,448
     100         ROPER INDUSTRIES, INC                     4,175
     100         STEWART & STEVENSON SERVICES, INC         3,300
     200      *  TETRA TECH, INC                           5,440
     100      *  VALENCE TECHNOLOGY, INC                     643
     100         WABTEC CORP                               1,500
     100      *  WASTE CONNECTIONS, INC                    3,160
                                                     -----------
                 TOTAL PRODUCER DURABLES               4,495,380
                                                     -----------
TECHNOLOGY -- 33.46%
     500      *  3COM CORP                                 2,375
     100      *  3DO CO                                      728
     100      *  ACTEL CORP                                2,455
     500      *  ACTERNA CORP                              5,500
     100      *  ACTIVISION, INC                           3,925
     322      *  ACTUATE CORP                              3,075
     100      *  ACXIOM CORP                               1,309
     200      *  ADAPTIVE BROADBAND CORP                      70
   1,000      *  ADC TELECOMMUNICATIONS, INC               6,600
   1,000         ADOBE SYSTEMS, INC                       47,000
     200      *  ADVANCED DIGITAL INFORMATION CORP         3,460
     100      *  ADVANCED ENERGY INDUSTRIES, INC           4,127
     200      *  ADVANCED FIBRE COMMUNICATIONS, INC        4,200
   1,000      *  ADVANCED MICRO DEVICES, INC              28,880
     100      *  ADVENT SOFTWARE, INC                      6,350
     274      *  AEROFLEX, INC                             2,877
     100      *  AETHER SYSTEMS, INC                         885
     200      *  AFFILIATED COMPUTER SERVICES, INC
                   (CLASS A)                              14,382
   6,522      *  AGERE SYSTEMS, INC (CLASS A)             48,915
     100      *  AGILE SOFTWARE CORP                       1,700
     700      *  AGILENT TECHNOLOGIES, INC                22,750
     300      *  AKAMAI TECHNOLOGIES, INC                  2,752
     200      *  ALPHA INDUSTRIES, INC                     5,910
   1,600      *  ALTERA CORP                              46,400
   1,400      *  AMDOCS LTD                               75,390

 40  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     200      *  AMERICAN MANAGEMENT SYSTEMS, INC    $     4,720
     100      *  AMERICAN SUPERCONDUCTOR CORP              2,580
     400      *  AMKOR TECHNOLOGY, INC                     8,840
     200      *  AMPHENOL CORP (CLASS A)                   8,010
      67      *  ANADIGICS, INC                            1,541
   6,700      *  ANALOG DEVICES, INC                     289,775
     100      *  ANAREN MICROWAVE, INC                     2,000
     100      *  ANDREW CORP                               1,845
     168      *  ANSWERTHINK, INC                          1,678
     100      *  ANSYS, INC                                1,872
     100      *  APAC CUSTOMER SERVICES, INC                 317
   9,900      *  APPLIED MATERIALS, INC                  486,090
   5,600      *  APPLIED MICRO CIRCUITS CORP              96,320
     100      *  AREMISSOFT CORP                           1,620
     400      *  ARIBA, INC                                2,200
     300      *  ART TECHNOLOGY GROUP, INC                 1,740
      83      *  ARTESYN TECHNOLOGIES, INC                 1,070
     100      *  ASIAINFO HOLDINGS, INC                    1,975
     100      *  ASPEN TECHNOLOGY, INC                     2,420
     100      *  ASTROPOWER, INC                           5,214
     100      *  ASYST TECHNOLOGIES, INC                   1,350
     900      *  ATMEL CORP                               12,141
     100      *  ATMI, INC                                 3,000
     200      *  AUSPEX SYSTEMS, INC                       1,428
   2,700         AUTOMATIC DATA PROCESSING, INC          134,190
      72      *  AVANT! CORP                                 957
   1,200      *  AVAYA, INC                               16,440
     200         AVERY DENNISON CORP                      10,210
     200      *  AVICI SYSTEMS, INC                        1,714
     172      *  AVOCENT CORP                              3,913
     100      *  AWARE, INC                                  900
     100      *  AXT, INC                                  2,670
   7,000      *  BEA SYSTEMS, INC                        214,970
     200      *  BISYS GROUP, INC                         11,800
     100      *  BLACK BOX CORP                            6,736
     700      *  BMC SOFTWARE, INC                        15,778
     200      *  BORLAND SOFTWARE CORP                     3,120
     167      *  BRIGHTPOINT, INC                            484
     100      *  BRIO TECHNOLOGY, INC                        730
     800      *  BROADCOM CORP (CLASS A)                  34,208
     914      *  BROADVISION, INC                          4,570
   5,056      *  BROCADE COMMUNICATIONS SYSTEMS,
                   INC                                   222,413
     100      *  BSQUARE CORP                              1,051
     100         C&D TECHNOLOGIES, INC                     3,100
     269      *  CABLETRON SYSTEMS, INC                    6,146
     100      *  CACHEFLOW, INC                              493
   1,100      *  CADENCE DESIGN SYSTEMS, INC              20,493
     100      *  CARREKER CORP                             2,150
     100      *  CENTILLIUM COMMUNICATIONS, INC            2,474
     100      *  CENTRA SOFTWARE, INC                      1,699
     290      *  CHECKFREE CORP                           10,170
     200      *  CHIPPAC, INC                              2,088
   6,500      *  CIENA CORP                              247,000
     200      *  CIRRUS LOGIC, INC                         4,606
  67,462      *  CISCO SYSTEMS, INC                    1,227,808

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
     800      *  CITRIX SYSTEMS, INC                 $    27,920
     100      *  CLARENT CORP                                919
     208      *  CNET NETWORKS, INC                        2,704
     100         COHU, INC                                 2,250
     980      *  COMMERCE ONE, INC                         5,723
     199      *  COMMSCOPE, INC                            4,676
     100      *  COMPUTER NETWORK TECHNOLOGY CORP          1,061
     700      *  COMPUWARE CORP                            9,793
   2,300      *  COMVERSE TECHNOLOGY, INC                131,330
     100      *  CONCORD CAMERA CORP                         590
   1,000      *  CONCORD EFS, INC                         52,010
     329      *  CONCURRENT COMPUTER CORP                  2,303
     500      *  CONEXANT SYSTEMS, INC                     4,475
     700      *  CONVERGYS CORP                           21,175
     200      *  COPPER MOUNTAIN NETWORKS, INC               820
      61      *  CORECOMM LTD                                 11
   1,700         CORNING, INC                             28,407
   1,100      *  CORVIS CORP                               4,829
     100      *  COVANSYS CORP                             1,130
     100      *  CREDENCE SYSTEMS CORP                     2,424
     324      *  CREE, INC                                 8,470
     200      *  CSG SYSTEMS INTERNATIONAL, INC           11,352
      68         CTS CORP                                  1,394
      70      *  CYMER, INC                                1,770
     300      *  CYPRESS SEMICONDUCTOR CORP                7,155
     250      *  DATASTREAM SYSTEMS, INC                   2,000
     200      *  DDI CORP                                  4,000
  19,308      *  DELL COMPUTER CORP                      504,904
     100      *  DIAMONDCLUSTER INTERNATIONAL, INC         1,273
     100      *  DIGEX, INC                                1,300
     100      *  DIGITAL INSIGHT CORP                      2,210
     100      *  DIGITAL LIGHTWAVE, INC                    3,696
     269      *  DMC STRATEX NETWORKS, INC                 2,690
     200      *  DOCENT, INC                               2,000
     100      *  DOCUMENTUM, INC                           1,292
     516      *  DOUBLECLICK, INC                          7,203
      63      *  DSP GROUP, INC                            1,351
     300      *  DST SYSTEMS, INC                         15,810
     200      *  E.PIPHANY, INC                            2,032
     193      *  EARTHLINK, INC                            2,721
     600      *  EBAY, INC                                41,094
     100      *  ECHELON CORP                              3,076
     200      *  EFUNDS CORP                               3,720
     100      *  ELANTEC SEMICONDUCTOR, INC                3,379
     100      *  ELECTRO SCIENTIFIC INDUSTRIES, INC        3,810
     100      *  ELECTROGLAS, INC                          1,770
     500      *  ELECTRONIC ARTS, INC                     28,950
   1,800         ELECTRONIC DATA SYSTEMS CORP            112,500
  31,500      *  EMC CORP                                915,075
     100      *  EMCORE CORP                               3,075
     300      *  EMULEX CORP                              12,120
     200      *  ENTEGRIS, INC                             2,290
     200      *  ENTRUST, INC                              1,418
     100      *  EPICEDGE, INC                                28
       1      *  EPICOR SOFTWARE CORP                          1
     600         EQUIFAX, INC                             22,008
     100      *  ESPEED, INC (CLASS A)                     2,200

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  41

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     100      *  EXAR CORP                           $     1,976
     543      *  AT HOME CORP SERIES A                     1,162
   4,600      *  EXODUS COMMUNICATIONS, INC                9,476
     400      *  EXTREME NETWORKS, INC                    11,800
     100      *  F.Y.I., INC                               4,100
     100      *  F5 NETWORKS, INC                          1,757
     100         FAIR ISSAC & CO, INC                      6,182
     400      *  FAIRCHILD SEMICONDUCTOR
                   INTERNATIONAL, INC (CLASS A)            9,200
     100      *  FEI CO                                    4,100
      76      *  FILENET CORP                              1,124
     500      *  FINISAR CORP                              9,340
   1,700         FIRST DATA CORP                         109,224
     500      *  FISERV, INC                              31,990
   1,990      *  FOUNDRY NETWORKS, INC                    39,760
     100      *  FREEMARKETS, INC                          2,000
     175      *  GENERAL SEMICONDUCTOR, INC                1,830
     500      *  GENUITY, INC                              1,560
     100      *  GENZYME TRANSGENICS CORP                    994
     100         GLOBAL PAYMENTS, INC                      3,010
     200      *  GLOBESPAN, INC                            2,920
     100      *  GOTO.COM, INC                             1,945
     220      *  HARMONIC, INC                             2,200
     100         HELIX TECHNOLOGY CORP                     3,048
     100      *  HNC SOFTWARE, INC                         2,500
     300      *  HOMESTORE.COM, INC                       10,488
   1,200      *  I2 TECHNOLOGIES, INC                     23,760
     250      *  IDENTIX, INC                              1,562
     100      *  INFOCUS CORP                              2,039
     300      *  INFORMATICA CORP                          5,208
   1,200      *  INFORMIX CORP                             7,008
   1,173      *  INFOSPACE, INC                            4,504
     377      *  INKTOMI CORP                              3,615
     100      *  INTEGRATED CIRCUIT SYSTEMS, INC           1,920
     400      *  INTEGRATED DEVICE TECHNOLOGY, INC        12,676
  65,667         INTEL CORP                            1,920,760
     100      *  INTELIDATA TECHNOLOGIES CORP                590
     221      *  INTERDIGITAL COMMUNICATIONS CORP          2,928
     200      *  INTERGRAPH CORP                           3,080
     600      *  INTERNAP NETWORK SERVICES CORP            1,962
   5,700         INTERNATIONAL BUSINESS MACHINES
                   CORP                                  644,100
     300      *  INTERNATIONAL RECTIFIER CORP             10,230
     100      *  INTERNET SECURITY SYSTEMS, INC            4,856
     400      *  INTERSIL CORP (CLASS A)                  14,560
      80      *  INTERVOICE-BRITE, INC                       880
       2      *  INTERWORLD CORP                               4
     400      *  INTERWOVEN, INC                           6,760
     500      *  INTUIT, INC                              19,995
     500      *  IOMEGA CORP                               1,195
      82      *  IRON MOUNTAIN, INC                        3,676
     100      *  IXIA                                      1,900
     300      *  J.D. EDWARDS & CO                         4,242
     600      *  JABIL CIRCUIT, INC                       18,516
     300         JACK HENRY & ASSOCIATES, INC              9,300
   5,970      *  JDS UNIPHASE CORP                        76,117

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
     100      *  JNI CORP                            $     1,400
   2,799      *  JUNIPER NETWORKS, INC                    87,048
     610      *  KANA SOFTWARE, INC                        1,244
     240      *  KEANE, INC                                5,280
     100      *  KEYNOTE SYSTEMS, INC                      1,095
   3,300      *  KLA-TENCOR CORP                         192,951
     300      *  KOPIN CORP                                3,642
     300      *  KPMG CONSULTING, INC                      4,605
     100      *  KRONOS, INC                               4,095
     100      *  KULICKE & SOFFA INDUSTRIES, INC           1,716
   2,500      *  LAM RESEARCH CORP                        74,125
     426      *  LATTICE SEMICONDUCTOR CORP               10,394
     387      *  LEGATO SYSTEMS, INC                       6,172
     600      *  LEXMARK INTERNATIONAL, INC               40,350
     200      *  LIBERATE TECHNOLOGIES                     2,190
     100      *  LIGHTBRIDGE, INC                          1,940
   1,400         LINEAR TECHNOLOGY CORP                   61,908
     500      *  LSI LOGIC CORP                            9,400
     206      *  LTX CORP                                  5,265
   7,462         LUCENT TECHNOLOGIES, INC                 46,264
     200      *  MACROMEDIA, INC                           3,600
     200      *  MACROVISION CORP                         13,700
     100      *  MANHATTAN ASSOCIATES, INC                 3,975
     200      *  MANUGISTICS GROUP, INC                    5,020
     100      *  MAPINFO CORP                              2,200
     475     b*  MARCHFIRST, INC                               1
     125      *  MASTEC, INC                               1,650
     100      *  MATRIXONE, INC                            2,319
   1,300      *  MAXIM INTEGRATED PRODUCTS, INC           57,473
     200      *  MAXTOR CORP                               1,050
     100      *  MCDATA CORP (CLASS A)                     1,755
     262      *  MENTOR GRAPHICS CORP                      4,585
     100      *  MERCURY COMPUTER SYSTEMS, INC             4,410
     300      *  MERCURY INTERACTIVE CORP                 17,970
     100      *  METTLER-TOLEDO INTERNATIONAL, INC         4,325
     300      *  MICREL, INC                               9,900
     588      *  MICROCHIP TECHNOLOGY, INC                20,139
     300      *  MICROMUSE, INC                            8,397
   5,600      *  MICRON TECHNOLOGY, INC                  230,160
     100      *  MICROSEMI CORP                            7,100
  41,713      *  MICROSOFT CORP                        3,045,049
      92      *  MICROSTRATEGY, INC                          257
     100      *  MICROTUNE, INC                            2,200
     200      *  MIPS TECHNOLOGIES, INC (CLASS A)          3,460
     100      *  MKS INSTRUMENTS, INC                      2,880
     200         MOLEX, INC                                7,306
   4,100         MOTOROLA, INC                            67,896
     300      *  MRV COMMUNICATIONS, INC                   2,805
     100      *  MULTEX.COM, INC                           1,625
      73         NATIONAL DATA CORP                        2,365
     300      *  NATIONAL SEMICONDUCTOR CORP               8,736
     100      *  NETEGRITY, INC                            3,000
     100      *  NETIQ CORP                                3,129
     200      *  NETRO CORP                                  848
   1,881      *  NETWORK APPLIANCE, INC                   25,769
     400      *  NETWORK ASSOCIATES, INC                   4,980
     100      *  NETWORK PERIPHERALS, INC                  1,170

 42  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     200      *  NEW FOCUS, INC                      $     1,650
     100         NEWPORT CORP                              2,650
     100      *  NEXT LEVEL COMMUNICATIONS, INC              675
     200      *  NMS COMMUNICATIONS CORP                   1,400
   3,700         NOKIA CORP (SPON ADR)                    81,548
     300      *  NOVA CORP (GEORGIA)                       9,435
     100      *  NOVADIGM, INC                             1,125
   6,900      *  NOVELLUS SYSTEMS, INC                   391,851
     100      *  NUANCE COMMUNICATIONS, INC                1,802
     100      *  NUMERICAL TECHNOLOGIES, INC               2,100
     200      *  NVIDIA CORP                              18,550
     100      *  NYFIX, INC                                3,195
     200      *  OAK TECHNOLOGY, INC                       2,118
   2,080      *  ON SEMICONDUCTOR CORP                     9,464
     300      *  ONI SYSTEMS CORP                          8,370
     100      *  ONYX SOFTWARE CORP                          800
     300      *  OPENWAVE SYSTEMS, INC                    10,410
     500      *  OPLINK COMMUNICATIONS, INC                1,875
  62,800      *  ORACLE CORP                           1,193,200
     100      *  PACKETEER, INC                            1,253
   1,700      *  PALM, INC                                10,319
   1,100      *  PARAMETRIC TECHNOLOGY CORP               15,389
     174      *  PAXSON COMMUNICATIONS CORP                2,349
   1,400         PAYCHEX, INC                             56,000
   1,100      *  PEOPLESOFT, INC                          54,153
     600      *  PEREGRINE SYSTEMS, INC                   17,400
     328      *  PEROT SYSTEMS CORP (CLASS A)              5,936
     100      *  PHOTRONICS, INC                           2,566
     100      *  PIXELWORKS, INC                           3,574
     100      *  PLANTRONICS, INC                          2,315
     200      *  PLEXUS CORP                               6,600
     100      *  PLX TECHNOLOGY, INC                         849
   2,100      *  PMC-SIERRA, INC                          65,247
     300      *  POLYCOM, INC                              6,927
     500      *  PORTAL SOFTWARE, INC                      2,065
     100      *  POWER INTEGRATIONS, INC                   1,560
     200      *  POWERWAVE TECHNOLOGIES, INC               2,900
     100      *  PRI AUTOMATION, INC                       1,852
     100      *  PROBUSINESS SERVICES, INC                 2,655
     189      *  PROFIT RECOVERY GROUP
                   INTERNATIONAL, INC                      2,165
      77      *  PROGRESS SOFTWARE CORP                    1,247
     100      *  PROTON ENERGY SYSTEMS, INC                1,200
     100      *  PROXIM, INC                               1,410
     100      *  PUMATECH, INC                               300
     417      *  QLOGIC CORP                              26,875
   9,100      *  QUALCOMM, INC                           532,168
     100      *  QUEST SOFTWARE, INC                       3,775
     100     b*  QUINTUS CORP                                  9
     100      *  RADIANT SYSTEMS, INC                      1,612
     100      *  RADISYS CORP                              2,285
     300      *  RAMBUS, INC                               3,693
     900      *  RATIONAL SOFTWARE CORP                   25,245
     500      *  READ-RITE CORP                            2,625
     400      *  REALNETWORKS, INC                         4,700
     100      *  RED HAT, INC                                400

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
     839      *  REDBACK NETWORKS, INC               $     7,483
     100      *  REGISTER.COM, INC                         1,549
     100      *  REMEDY CORP                               3,480
     200      *  RETEK, INC                                9,588
     600      *  RF MICRO DEVICES, INC                    16,080
      74      *  RIVERSTONE NETWORKS, INC                  1,471
     100         ROGERS CORP                               2,650
     100      *  ROXIO, INC                                1,300
     100      *  RSA SECURITY, INC                         3,095
      93      *  S1 CORP                                   1,302
     100      *  SABA SOFTWARE, INC                        1,641
     100      *  SANCHEZ COMPUTER ASSOCIATES, INC          1,325
     222      *  SANDISK CORP                              6,191
   9,400      *  SANMINA CORP                            220,054
     332      *  SAPIENT CORP                              3,237
      61      *  SAWTEK, INC                               1,435
     300      *  SCI SYSTEMS, INC                          7,650
     700         SCIENTIFIC-ATLANTA, INC                  28,420
     100      *  SEACHANGE INTERNATIONAL, INC              1,803
     100      *  SECURE COMPUTING CORP                     1,571
     100      *  SEEBEYOND TECHNOLOGY CORP                 1,200
     100      *  SEMITOOL, INC                             1,193
   2,658      *  SEMTECH CORP                             79,740
     100      *  SENSORMATIC ELECTRONICS CORP              1,700
     100      *  SERENA SOFTWARE, INC                      3,634
   6,500      *  SIEBEL SYSTEMS, INC                     304,850
     200      *  SILICON IMAGE, INC                        1,000
     400      *  SILICON STORAGE TECHNOLOGY, INC           4,052
  12,838      *  SOLECTRON CORP                          234,935
     100      *  SOMERA COMMUNICATIONS, INC                  716
     100      *  SONICWALL, INC                            2,521
     600      *  SONUS NETWORKS, INC                      14,016
     100      *  SPECTRALINK CORP                          1,301
     100      *  SPEECHWORKS INTERNATIONAL, INC            1,570
     300      *  STARBASE CORP                             1,095
     200      *  STORAGE TECHNOLOGY CORP                   2,752
     200      *  STORAGENETWORKS, INC                      3,398
     300      *  STRATOS LIGHTWAVE, INC                    3,900
     100      *  STRUCTURAL DYNAMICS RESEARCH CORP         2,450
  29,966      *  SUN MICROSYSTEMS, INC                   471,065
   1,100      *  SUNGARD DATA SYSTEMS, INC                33,011
     400      *  SYBASE, INC                               6,580
     300      *  SYCAMORE NETWORKS, INC                    2,796
     300      *  SYMANTEC CORP                            13,107
   1,020         SYMBOL TECHNOLOGIES, INC                 22,644
     100      *  SYMMETRICOM, INC                          1,464
     300      *  SYNOPSYS, INC                            14,517
     100      *  TAKE-TWO INTERACTIVE SOFTWARE, INC        1,855
     100         TECHNITROL, INC                           2,600
     168      *  TEKELEC                                   4,552
   2,543      *  TELLABS, INC                             49,029
     700      *  TERADYNE, INC                            23,170
  14,024         TEXAS INSTRUMENTS, INC                  441,756
     100      *  THERMA-WAVE, INC                          1,907
     200      *  TIBCO SOFTWARE, INC                       2,554
     225      *  TITAN CORP                                5,152
     100      *  TOLLGRADE COMMUNICATIONS, INC             2,850

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  43

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     200         TOTAL SYSTEM SERVICES, INC          $     5,680
      81      *  TRANSACTION SYSTEMS ARCHITECTS,
                   INC                                     1,154
     400      *  TRANSMETA CORP                            2,232
     392      *  TRANSWITCH CORP                           4,312
     100      *  TRIMBLE NAVIGATION LTD                    1,949
     300      *  TRIQUINT SEMICONDUCTOR, INC               6,750
     100      *  TRIZETTO GROUP, INC                         925
     100      *  UNISYS CORP                               1,471
     100      *  UNIVERSAL DISPLAY CORP                    1,960
     100     b*  U.S. INTERACTIVE, INC                         1
     200      *  USINTERNETWORKING, INC                      240
     100      *  VARIAN SEMICONDUCTOR EQUIPMENT
                   ASSOCIATES, INC                         4,200
     100      *  VEECO INSTRUMENTS, INC                    3,975
   2,400      *  VERISIGN, INC                           144,024
   7,000      *  VERITAS SOFTWARE CORP                   465,710
     100      *  VERITY, INC                               1,995
     376      *  VERTICALNET, INC                            936
     400      *  VIASYSTEMS GROUP, INC                     1,204
     100      *  VICOR CORP                                1,630
     100      *  VIEWPOINT CORP                              850
     400      *  VIGNETTE CORP                             3,548
     200      *  VIRATA CORP                               2,370
      62      *  VISUAL NETWORKS, INC                        542
     700      *  VITESSE SEMICONDUCTOR CORP               14,728
     300      *  VITRIA TECHNOLOGY, INC                    1,032
     167      *  WAVE SYSTEMS CORP (CLASS A)                 896
      52      *  WEBMETHODS, INC                           1,101
     100      *  WEBSENSE, INC                             2,000
     100      *  WESCO INTERNATIONAL, INC                    910
     159      *  WESTERN DIGITAL CORP                        636
     331      *  WIND RIVER SYSTEMS, INC                   5,779
     100      *  WIRELESS FACILITIES, INC                    650
   5,300      *  XILINX, INC                             218,572
     100     b*  XPEDIOR, INC                                  1
     100      *  XYBERNAUT CORP                              480
   1,400      *  YAHOO!, INC                              27,986
     100      *  ZEBRA TECHNOLOGIES CORP (CLASS A)         4,912
     100      *  ZYGO CORP                                 2,225
                                                     -----------
                 TOTAL TECHNOLOGY                     18,409,805
                                                     -----------
TRANSPORTATION -- 0.23%
     114      *  AIRTRAN HOLDINGS, INC                     1,197
     200      *  ATLANTIC COAST AIRLINES HOLDINGS,
                   INC                                     5,998
     100      *  BE AEROSPACE, INC                         1,905
     280         C.H. ROBINSON WORLDWIDE, INC              7,809
     100      *  EGL, INC                                  1,746
     200         EXPEDITORS INTERNATIONAL OF
                   WASHINGTON, INC                        11,999
     100      *  FORWARD AIR CORP                          2,995
     100      *  FRONTIER AIRLINES, INC                    1,132
     100      *  MESA AIR GROUP, INC                       1,330
     100      *  NORTHWEST AIRLINES CORP (CLASS A)         2,525
     100      *  RAILAMERICA, INC                          1,142
     600      *  SABRE HOLDINGS CORP                      30,000
     200         SKYWEST, INC                              5,600

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
      93      *  SWIFT TRANSPORTATION CO, INC        $     1,791
     100      *  U.S. AIRWAYS GROUP, INC                   2,430
     800         UNITED PARCEL SERVICE, INC (CLASS
                   B)                                     46,240
                                                     -----------
                 TOTAL TRANSPORTATION                    125,839
                                                     -----------
UTILITIES -- 2.55%
     160     b*  ADVANCED RADIO TELECOM CORP                   1
   1,800      *  AES CORP                                 77,490
     200      *  ALAMOSA HOLDINGS, INC                     3,260
     300      *  ALLEGIANCE TELECOM, INC                   4,497
   5,138      *  AMERICAN TOWER CORP (CLASS A)           106,202
     310      *  ARCH WIRELESS, INC                           51
   3,400      *  AT & T WIRELESS GROUP                    55,590
   4,500      *  CALPINE CORP                            170,100
     600      *  CITIZENS COMMUNICATIONS CO                7,218
     400      *  CROWN CASTLE INTERNATIONAL CORP           6,560
     100      *  DOBSON COMMUNICATIONS CORP (CLASS
                   A)                                      1,705
   1,000         DYNEGY, INC (CLASS A)                    46,500
     127     b*  E.SPIRE COMMUNICATIONS, INC                  12
     500         EL PASO CORP                             26,270
   3,400         ENRON CORP                              166,600
     100      *  FOCAL COMMUNICATIONS CORP                   236
     100      *  GENERAL COMMUNICATION, INC (CLASS
                   A)                                      1,210
   1,547      *  GLOBAL TELESYSTEMS, INC                     278
     218     b*  ICG COMMUNICATIONS, INC                      19
       1      *  IDT CORP                                     13
     450      *  IDT CORP (CLASS B)                        4,950
     100      *  ILLUMINET HOLDINGS, INC                   3,145
     220      *  INTERMEDIA COMMUNICATIONS, INC            3,278
     220      *  ITC DELTACOM, INC                           880
     100         KINDER MORGAN, INC                        5,025
     100      *  L-3 COMMUNICATIONS HOLDINGS, INC          7,630
     100      *  LEAP WIRELESS INTERNATIONAL, INC          3,030
   7,600      *  LEVEL 3 COMMUNICATIONS, INC              41,724
     200      *  METROCALL, INC                               10
     900      *  MIRANT CORP                              30,960
     200      *  MONTANA POWER CO                          2,320
   2,200      *  NEXTEL COMMUNICATIONS, INC (CLASS
                   A)                                     38,500
     100      *  NEXTEL PARTNERS, INC (CLASS A)            1,552
     100     b*  NORTHPOINT COMMUNICATIONS GROUP,
                   INC                                         4
     200      *  NRG ENERGY, INC                           4,416
     100      *  ORION POWER HOLDINGS                      2,381
     200      *  PRICE COMMUNICATIONS CORP                 4,038
     902     b*  PSINET, INC                                  44
   2,600         QWEST COMMUNICATIONS
                   INTERNATIONAL, INC                     82,862
       2      *  RCN CORP                                     10
     338      *  RHYTHMS NETCONNECTIONS, INC                  35
     200      *  SBA COMMUNICATIONS CORP                   4,950
   3,200         SBC COMMUNICATIONS, INC                 128,192
     100      *  SOUTHWESTERN ENERGY CO                    1,225
     200      *  SPECTRASITE HOLDINGS, INC                 1,448
  12,476      *  SPRINT CORP (PCS GROUP)                 294,416
     100      *  TELECORP PCS, INC (CLASS A)               1,937
     100         TELEPHONE & DATA SYSTEMS, INC            10,875

 44  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                          GROWTH EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
UTILITIES -- (CONTINUED)
     100     b*  TELIGENT, INC (CLASS A)             $        25
     200      *  TIME WARNER TELECOM, INC (CLASS A)        6,704
     100      *  TRITON PCS HOLDINGS, INC (CLASS A)        4,100
     588      *  TYCOM LTD                                10,113
     100      *  U.S. UNWIRED, INC (CLASS A)               1,061
     183     b*  WEBLINK WIRELESS, INC (CLASS A)               5
     100      *  WEST CORP                                 2,201
     100         WESTERN GAS RESOURCES, INC                3,260
     313      *  WESTERN WIRELESS CORP (CLASS A)          13,459
     573     b*  WINSTAR COMMUNICATIONS, INC                  28
     112     b*  WORLD ACCESS, INC                             5
     256         WORLDCOM, INC (MCI GROUP)                 4,121
   1,291      *  XO COMMUNICATIONS, INC (CLASS A)          2,478
                                                     -----------
                 TOTAL UTILITIES                       1,401,209
                                                     -----------
----------------------------------------------------------------
PRINCIPAL                                               VALUE
----------------------------------------------------------------
TOTAL COMMON STOCK
(Cost $68,997,063)                                    53,754,184
                                                     -----------
SHORT TERM INVESTMENT -- 0.90%
U.S. GOVERNMENT AND AGENCY -- 0.90%
                 FEDERAL FARM CREDIT BANKS (FFCB)
$495,000           3.940%, 07/02/01                      494,946
                                                     -----------
TOTAL SHORT TERM INVESTMENT
(Cost $494,946)                                          494,946
                                                     -----------
TOTAL PORTFOLIO -- 98.62%
(Cost $69,532,009)                                    54,257,230
OTHER ASSETS AND LIABILITIES, NET -- 1.38%               760,110
                                                     -----------
NET ASSETS -- 100.00%                                $55,017,340
                                                     ===========

---------------
* Non-income producing
b In bankruptcy

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  45

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

                      STATEMENT OF INVESTMENTS (Unaudited)

                                 June 30, 2001

-----------------------------------------------------------------
PRINCIPAL/SHARES                                         VALUE
-----------------------------------------------------------------
CORPORATE BOND -- 0.02%
TECHNOLOGY -- 0.02%
$ 50,000        MAYAN NETWORKS 5.250%, 11/01/05       $    10,125
                                                      -----------
                TOTAL TECHNOLOGY                           10,125
                                                      -----------
                TOTAL CORPORATE BOND
                  (Cost $50,000)                           10,125
                                                      -----------
COMMON STOCK -- 98.33%
AEROSPACE AND DEFENSE -- 0.82%
   2,888        BOEING CO                                 160,572
   1,927        GENERAL DYNAMICS CORP                     149,939
   4,013     *  GENERAL MOTORS CORP (CLASS H)              81,263
   1,431        LOCKHEED MARTIN CORP                       53,018
     264        NORTHROP GRUMMAN CORP                      21,146
     324        PERKINELMER, INC                            8,919
   1,086        RAYTHEON CO                                28,833
                                                      -----------
                TOTAL AEROSPACE AND DEFENSE               503,690
                                                      -----------
BASIC INDUSTRIES -- 3.35%
     732        AIR PRODUCTS & CHEMICALS, INC              33,489
     517        ALCAN, INC                                 21,724
   2,816        ALCOA, INC                                110,950
     219        ALLEGHENY TECHNOLOGIES, INC                 3,961
     100        BALL CORP                                   4,756
   1,335        BARRICK GOLD CORP (U.S.)                   20,225
     322        BEMIS CO                                   12,934
     198        BLACK & DECKER CORP                         7,813
     228        BOISE CASCADE CORP                          8,018
     224        CENTEX CORP                                 9,128
   7,264        DOW CHEMICAL CO                           241,528
   3,426        DU PONT (E.I.) DE NEMOURS & CO            165,270
     382        EASTMAN CHEMICAL CO                        18,194
     406        ECOLAB, INC                                16,633
     396        ENGELHARD CORP                             10,212
     273        FLUOR CORP (NEW)                           12,325
      69     *  FMC CORP                                    4,730
     491     *  FREEPORT-MCMORAN COPPER & GOLD, INC
                  (CLASS B)                                 5,425
     719        GEORGIA-PACIFIC CORP (GEORGIA
                  PACIFIC GROUP)                           24,338
     354        GOODRICH CORP                              13,444
     135        GREAT LAKES CHEMICAL CORP                   4,164
     343     *  HERCULES, INC                               3,875
     831        HOMESTAKE MINING CO                         6,440
  22,654     *  INCO LTD CO (U.S.)                        391,008
   1,611        INTERNATIONAL PAPER CO                     57,512
     103        KB HOME                                     3,107
   4,175        KIMBERLY-CLARK CORP                       233,382
     329        LOUISIANA PACIFIC CORP                      3,859
   1,535        MASCO CORP                                 38,313
     334        MEAD CORP                                   9,064
     593        NEWMONT MINING CORP                        11,035
     207        NUCOR CORP                                 10,120
     493     *  PACTIV CORP                                 6,606
     286        PHELPS DODGE CORP                          11,869
   1,082        PLACER DOME, INC (U.S.)                    10,603
     170        POTLATCH CORP                               5,849

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
   4,560        PPG INDUSTRIES, INC                   $   239,719
     467        PRAXAIR, INC                               21,949
      90        PULTE HOMES, INC                            3,836
     607        ROHM & HAAS CO                             19,970
     294     *  SEALED AIR CORP                            10,951
     480        SHERWIN-WILLIAMS CO                        10,656
     240        SIGMA ALDRICH CORP                          9,268
   4,923     *  SMURFIT-STONE CONTAINER CORP               79,752
     306        STANLEY WORKS                              12,815
     126        TEMPLE-INLAND, INC                          6,714
     302        USX (U.S. STEEL GROUP)                      6,085
     336        VULCAN MATERIALS CO                        18,060
     334        WESTVACO CORP                               8,112
     741        WEYERHAEUSER CO                            40,732
     360        WILLAMETTE INDUSTRIES, INC                 17,820
     222        WORTHINGTON INDUSTRIES, INC                 3,019
                                                      -----------
                TOTAL BASIC INDUSTRIES                  2,061,361
                                                      -----------
CONSUMER CYCLICAL -- 10.26%
     235        AMERICAN GREETINGS CORP (CLASS A)           2,585
  28,390     *  AOL TIME WARNER, INC                    1,504,670
   4,411        AUTOLIV, INC                               76,222
     956     *  BED BATH & BEYOND, INC                     28,680
     360     *  BIG LOTS, INC                               4,924
     330        BRUNSWICK CORP                              7,929
   1,893        CARNIVAL CORP                              58,115
   4,800     *  CLEAR CHANNEL COMMUNICATIONS, INC         300,960
   3,100     *  COMCAST CORP (CLASS A) (SPECIAL)          134,540
     188        COOPER TIRE & RUBBER CO                     2,669
     488        DANA CORP                                  11,389
     428        DANAHER CORP                               23,968
     397        DARDEN RESTAURANTS, INC                    11,076
   1,633        DELPHI AUTOMOTIVE SYSTEMS CORP             26,013
     243        DILLARD'S, INC (CLASS A)                    3,710
  11,142        DISNEY (WALT) CO                          321,892
   1,078        DOLLAR GENERAL CORP                        21,021
     387        DONNELLEY (R.R.) & SONS CO                 11,493
     210        DOW JONES & CO, INC                        12,539
     949        EASTMAN KODAK CO                           44,299
     582     *  FEDERATED DEPARTMENT STORES, INC           24,735
   5,853        FORD MOTOR CO (NEW)                       143,691
     846        GANNETT CO, INC                            55,751
   2,797        GAP, INC                                   81,113
   1,818        GENERAL MOTORS CORP                       116,988
     618        GENUINE PARTS CO                           19,467
     460        GOODYEAR TIRE & RUBBER CO                  12,880
  24,156     *  GYMBOREE CORP                             205,326
     173        HARCOURT GENERAL, INC                      10,066
   1,018        HARLEY-DAVIDSON, INC                       47,927
     407     *  HARRAH'S ENTERTAINMENT, INC                14,367
   1,079        HILTON HOTELS CORP                         12,516
   2,000        HONDA MOTOR CO LTD                         87,879
     959        INTERPUBLIC GROUP OF COS, INC              28,146
     298        JOHNSON CONTROLS, INC                      21,596
   1,524     *  KMART CORP                                 17,480
     191        KNIGHT RIDDER, INC                         11,326
   1,058     *  KOHLS CORP                                 66,368

 46  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
     555        LEGGETT & PLATT, INC                  $    12,226
   1,316        LIMITED, INC                               21,740
     151        LIZ CLAIBORNE, INC                          7,617
     792        MARRIOTT INTERNATIONAL, INC (CLASS
                  A)                                       37,493
     976        MAY DEPARTMENT STORES CO                   33,437
     188        MAYTAG CORP                                 5,500
   4,235        MCDONALD'S CORP                           114,599
     658        MCGRAW-HILL COS, INC                       43,526
     122        MEREDITH CORP                               4,368
     496        NEW YORK TIMES CO (CLASS A)                20,832
     879        NIKE, INC (CLASS B)                        36,909
     432        NORDSTROM, INC                              8,013
     617        OMNICOM GROUP, INC                         53,062
     800        PENNEY, (J.C.) CO, INC                     21,088
     155     *  REEBOK INTERNATIONAL LTD                    4,952
   1,068        SEARS, ROEBUCK & CO                        45,187
     132        SNAP-ON, INC                                3,189
   1,200     *  STARBUCKS CORP                             27,600
   2,128        SYSCO CORP                                 57,775
   5,517        TARGET CORP                               190,888
     500        TIFFANY & CO                               18,110
     924        TJX COS, INC                               29,447
     950        TRIBUNE CO                                 38,009
     454     *  TRICON GLOBAL RESTAURANTS, INC             19,930
     392        TRW, INC                                   16,072
     600     *  UNIVISION COMMUNICATIONS, INC (CLASS
                  A)                                       25,668
     321        V.F. CORP                                  11,677
   1,514     *  VIACOM, INC (CLASS A)                      80,302
   8,446     *  VIACOM, INC (CLASS B)                     437,080
     370        VISTEON CORP                                6,800
  25,793        WAL-MART STORES, INC                    1,258,698
     364        WENDY'S INTERNATIONAL, INC                  9,296
     268        WHIRLPOOL CORP                             16,750
                                                      -----------
                TOTAL CONSUMER CYCLICAL                 6,304,156
                                                      -----------
CONSUMER NON-CYCLICAL -- 9.04%
     133        ALBERTO CULVER CO (CLASS B)                 5,591
   1,301        ALBERTSON'S, INC                           39,016
   5,057        ANHEUSER-BUSCH COS, INC                   208,348
   2,278        ARCHER DANIELS MIDLAND CO                  29,614
     343     *  AUTOZONE, INC                              12,862
   4,719        AVON PRODUCTS, INC                        218,395
     676     *  BEST BUY CO, INC                           42,939
     247        BROWN-FORMAN, CORP (CLASS B)               15,793
   1,193        CAMPBELL SOUP CO                           30,719
     671        CIRCUIT CITY STORES, INC (CIRCUIT
                  CITY GROUP)                              12,078
     743        CLOROX CO                                  25,150
   8,237        COCA-COLA CO                              370,665
   1,288        COCA-COLA ENTERPRISES, INC                 21,058
   6,330        COLGATE-PALMOLIVE CO                      373,406
   1,737        CONAGRA FOODS, INC                         34,409
   2,077        COORS (ADOLPH) CO (CLASS B)               104,223
   1,500     *  COSTCO WHOLESALE CORP                      61,620
   1,821        CVS CORP                                   70,290
  20,000        DIAGEO PLC                                219,398

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
     903        GENERAL MILLS, INC                    $    39,533
   5,603        GILLETTE CO                               162,430
     462        HASBRO, INC                                 6,675
   1,127        HEINZ (H.J.) CO                            46,083
     417        HERSHEY FOODS CORP                         25,733
  19,225        HOME DEPOT, INC                           894,923
     242        INTERNATIONAL FLAVORS & FRAGRANCES,
                  INC                                       6,081
   1,243        KELLOGG CO                                 36,047
   2,217     *  KRAFT FOODS, INC (CLASS A)                 68,727
   2,648     *  KROGER CO                                  66,200
      98        LONGS DRUG STORES CORP                      2,111
   2,170        LOWE'S COS, INC                           157,433
   1,292     *  MATTEL, INC                                24,444
     852        NEWELL RUBBERMAID, INC                     21,385
     965     *  OFFICE DEPOT, INC                          10,016
     400        PEPSI BOTTLING GROUP, INC                  16,040
   6,486        PEPSICO, INC                              286,681
   7,213        PHILIP MORRIS COS, INC                    366,059
   7,877        PROCTER & GAMBLE CO                       502,552
     412        QUAKER OATS CO                             37,595
     549        RADIOSHACK CORP                            16,744
     803        RALSTON PURINA CO                          24,106
   1,690     *  SAFEWAY, INC                               81,120
   2,551        SARA LEE CORP                              48,315
   1,400     *  STAPLES, INC                               22,386
     418        SUPERVALU, INC                              7,335
     100        THE SWATCH GROUP AG. (BR)                 100,147
     668     *  TOYS "R" US, INC                           16,533
     121        TUPPERWARE CORP                             2,835
   6,628        UNILEVER NV (NEW YORK SHS)                394,829
     509        UST, INC                                   14,689
   3,148        WALGREEN CO                               107,504
     568        WINN-DIXIE STORES, INC                     14,841
     738        WRIGLEY (WM) JR CO                         34,575
                                                      -----------
                TOTAL CONSUMER NON-CYCLICAL             5,558,281
                                                      -----------
ENERGY -- 6.86%
     315        AMERADA HESS CORP                          25,452
     780        ANADARKO PETROLEUM CORP                    42,143
     366        APACHE CORP                                18,574
     362        ASHLAND, INC                               14,516
   7,587        BAKER HUGHES, INC                         254,164
   5,217        BURLINGTON RESOURCES, INC                 208,419
   2,125        CHEVRON CORP                              192,312
   6,379        CONOCO, INC (CLASS B)                     184,353
     400        DEVON ENERGY CORP (NEW)                    21,000
   2,829        DIAMOND OFFSHORE DRILLING, INC             93,498
     400        EOG RESOURCES, INC                         14,220
  22,018        EXXON MOBIL CORP                        1,923,272
   1,424        HALLIBURTON CO                             50,694
     323        KERR-MCGEE CORP                            21,405
     222     *  MCDERMOTT INTERNATIONAL, INC                2,586
     500     *  NABORS INDUSTRIES, INC                     18,600
     400     *  NOBLE DRILLING CORP                        13,100
   1,078        OCCIDENTAL PETROLEUM CORP                  28,664
     805        PHILLIPS PETROLEUM CO                      45,885
     313     *  ROWAN COS, INC                              6,917

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  47

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
ENERGY -- (CONTINUED)
  11,716        ROYAL DUTCH PETROLEUM CO (NY REGD)
                  ADR                                 $   682,691
   1,877        SCHLUMBERGER LTD                           98,824
     286        SUNOCO, INC                                10,476
   1,774        TEXACO, INC                               118,148
     433        TOSCO CORP                                 19,073
   1,077        TRANSOCEAN SEDCO FOREX, INC                44,426
     864        UNOCAL CORP                                29,505
   1,099        USX (MARATHON GROUP)                       32,431
                                                      -----------
                TOTAL ENERGY                            4,215,348
                                                      -----------
FINANCIAL SERVICES -- 17.63%
   1,508        ACE LTD                                    58,947
   1,724        AFLAC, INC                                 54,288
   3,366        ALLSTATE CORP                             148,070
     300        AMBAC FINANCIAL GROUP, INC                 17,460
   7,635        AMERICAN EXPRESS CO                       296,238
   1,634        AMERICAN GENERAL CORP                      75,899
  14,315        AMERICAN INTERNATIONAL GROUP, INC       1,231,090
   1,121        AMSOUTH BANCORPORATION                     20,727
     888        AON CORP                                   31,080
  11,896        BANK OF AMERICA CORP                      714,116
   2,422        BANK OF NEW YORK CO, INC                  116,256
   3,860        BANK ONE CORP                             138,188
   1,225        BB&T CORP                                  44,957
     374        BEAR STEARNS COS, INC                      22,054
     653        CAPITAL ONE FINANCIAL CORP                 39,180
     605        CHARTER ONE FINANCIAL, INC                 19,299
     603        CHUBB CORP                                 46,690
     485        CINCINNATI FINANCIAL CORP                  19,157
  29,097        CITIGROUP, INC                          1,537,485
     570        COMERICA, INC                              32,832
   1,035     *  CONSECO, INC                               14,127
     354        COUNTRYWIDE CREDIT INDUSTRIES, INC         16,241
   2,316        FREDDIE MAC                               162,120
   3,597        FIFTH THIRD BANCORP                       215,999
   3,097        FIRST UNION CORP                          108,209
  11,260        FLEETBOSTON FINANCIAL CORP                444,207
   7,017        FANNIE MAE                                597,497
     884        FRANKLIN RESOURCES, INC                    40,460
     558        GOLDEN WEST FINANCIAL CORP                 35,845
     707        HARTFORD FINANCIAL SERVICES GROUP,
                  INC                                      48,358
   1,486        HOUSEHOLD INTERNATIONAL, INC               99,116
     706        HUNTINGTON BANCSHARES, INC                 11,543
     463        JEFFERSON-PILOT CORP                       22,372
     300        JOHN HANCOCK FINANCIAL SERVICES, INC       12,078
  12,172        JP MORGAN CHASE & CO                      542,871
   1,349        KEYCORP                                    35,141
   2,314        LEHMAN BROTHERS HOLDINGS, INC             179,913
     642        LINCOLN NATIONAL CORP                      33,223
  10,714        MANULIFE FINANCIAL CORP                   298,991
     919        MARSH & MCLENNAN COS, INC                  92,819
     492        MBIA, INC                                  27,394
   2,757        MBNA CORP                                  90,843
   5,146        MELLON FINANCIAL CORP                     236,716
   5,017        MERRILL LYNCH & CO, INC                   297,257
   9,994        METROPOLITAN LIFE INSURANCE CO            309,614

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
     341        MGIC INVESTMENT CORP                  $    24,770
   6,899        MORGAN STANLEY DEAN WITTER & CO           443,122
   1,942        NATIONAL CITY CORP                         59,774
   2,904        NORTHERN TRUST CORP                       181,500
  28,665        OLD MUTUAL PLC                             65,712
   2,300        PNC FINANCIAL SERVICES GROUP, INC         151,317
     269        PROGRESSIVE CORP                           36,366
     950        PROVIDIAN FINANCIAL CORP                   56,240
     721        REGIONS FINANCIAL CORP                     23,072
     394        SAFECO CORP                                11,623
   4,454        SCHWAB (CHARLES) CORP                      68,146
   1,100        SOUTHTRUST CORP                            28,600
     720        ST. PAUL COS, INC                          36,496
     600        STARWOOD HOTELS & RESORTS WORLDWIDE,
                  INC                                      22,368
   1,048        STATE STREET CORP                          51,865
     708        STILWELL FINANCIAL, INC                    23,760
     954        SUNTRUST BANKS, INC                        61,800
     981        SYNOVUS FINANCIAL CORP                     30,783
     380        T ROWE PRICE GROUP, INC                    14,208
     391        TORCHMARK CORP                             15,722
     439        UNION PLANTERS CORP                        19,140
     737        UNUMPROVIDENT CORP                         23,672
   9,945        U.S. BANCORP (NEW)                        226,646
     468        USA EDUCATION, INC                         34,164
     679        WACHOVIA CORP                              48,310
   2,865        WASHINGTON MUTUAL, INC                    107,580
   5,623        WELLS FARGO & CO                          261,075
     624        XL CAPITAL LTD (CLASS A)                   51,230
     300        ZIONS BANCORP                              17,700
                                                      -----------
                TOTAL FINANCIAL SERVICES               10,833,728
                                                      -----------
HEALTH CARE -- 13.51%
  12,808        ABBOTT LABORATORIES CO                    614,912
     439     *  AETNA, INC (NEW)                           11,356
     407        ALLERGAN, INC                              34,798
   7,525        AMERICAN HOME PRODUCTS CORP               439,761
   8,097     *  AMGEN, INC                                491,325
     677        APPLERA CORP (APPLIED BIOSYSTEMS
                  GROUP)                                   18,109
     118        BARD (C.R.), INC                            6,720
     132        BAUSCH & LOMB, INC                          4,783
   5,653        BAXTER INTERNATIONAL, INC                 276,997
     781        BECTON DICKINSON & CO                      27,951
     448     *  BIOGEN, INC                                24,353
     591        BIOMET, INC                                28,403
   1,261     *  BOSTON SCIENTIFIC CORP                     21,437
  10,791        BRISTOL-MYERS SQUIBB CO                   564,369
   3,878        CARDINAL HEALTH, INC                      267,582
     600     *  CHIRON CORP                                30,600
     526        CIGNA CORP                                 50,401
     239     *  DURECT CORP                                 2,944
     600     *  FOREST LABORATORIES, INC                   42,600
   1,013     *  GUIDANT CORP                               36,468
   1,747        HCA, INC                                   78,946
   7,718     *  HEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) (NEW)                         162,386
   1,216     *  HEALTHSOUTH CORP                           19,419
     511     *  HUMANA, INC                                 5,033

 48  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
     920        IMS HEALTH, INC                       $    26,220
  16,585        JOHNSON & JOHNSON                         829,250
     500     *  KING PHARMACEUTICALS, INC                  26,875
   5,388        LILLY (ELI) & CO                          398,712
     364     *  MANOR CARE, INC                            11,557
     953        MCKESSON HBOC, INC                         35,375
     700     *  MEDIMMUNE, INC                             33,040
   3,976        MEDTRONIC, INC                            182,935
  11,685        MERCK & CO, INC                           746,788
     102        MILLIPORE CORP                              6,321
     393        PALL CORP                                   9,247
  37,209        PFIZER, INC                             1,490,220
  10,161        PHARMACIA CORP                            466,897
     366     *  QUINTILES TRANSNATIONAL CORP                9,241
  10,644        SCHERING-PLOUGH CORP                      385,738
     294     *  ST. JUDE MEDICAL, INC                      17,640
     600        STRYKER CORP                               32,910
   4,417     *  TENET HEALTHCARE CORP                     227,873
   1,008        UNITEDHEALTH GROUP, INC                    62,244
     323     *  WATSON PHARMACEUTICALS, INC                19,909
     256     *  WELLPOINT HEALTH NETWORKS, INC             24,125
                                                      -----------
                TOTAL HEALTH CARE                       8,304,770
                                                      -----------
OTHER -- 3.26%
     323        BLOCK (H&R), INC                           20,849
   2,763     *  CENDANT CORP                               53,878
     600        CINTAS CORP                                27,750
     151        CRANE CO                                    4,681
     671        DOVER CORP                                 25,263
     579        FORTUNE BRANDS, INC                        22,210
  13,015        HONEYWELL INTERNATIONAL, INC              455,393
     310        ITT INDUSTRIES, INC                        13,717
     694        LOEWS CORP                                 44,714
     484        MOODY'S CORP                               16,214
      98        NATIONAL SERVICE INDUSTRIES, INC            2,211
     500     *  ROBERT HALF INTERNATIONAL, INC             12,445
     448        TEXTRON, INC                               24,657
     400     *  TMP WORLDWIDE, INC                         23,644
  21,005        TYCO INTERNATIONAL LTD                  1,144,773
   1,515        UNITED TECHNOLOGIES CORP                  110,988
                                                      -----------
                TOTAL OTHER                             2,003,387
                                                      -----------
PRODUCER DURABLES -- 5.44%
     609     *  ALLIED WASTE INDUSTRIES, INC               11,376
   1,141        CATERPILLAR, INC                           57,107
     304        COOPER INDUSTRIES, INC                     12,035
      97        CUMMINS, INC                                3,753
     881        DEERE & CO                                 33,345
     269        EATON CORP                                 18,856
   1,297        EMERSON ELECTRIC CO                        78,468
  55,196        GENERAL ELECTRIC CO                     2,690,805
     314        GRAINGER (W.W.), INC                       12,924
     899        ILLINOIS TOOL WORKS, INC                   56,906
     485        INGERSOLL-RAND CO                          19,982
   1,332        MINNESOTA MINING & MANUFACTURING CO       151,981
     145     *  NAVISTAR INTERNATIONAL CORP                 4,078
     284        PACCAR, INC                                14,603

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
     361        PARKER HANNIFIN CORP                  $    15,320
     818        PITNEY BOWES, INC                          34,454
     200     *  POWER-ONE, INC                              3,328
     636        ROCKWELL INTERNATIONAL CORP                24,244
     565     *  THERMO ELECTRON CORP                       12,441
     124        THOMAS & BETTS CORP                         2,736
     144        TIMKEN CO                                   2,439
   2,001        WASTE MANAGEMENT, INC                      61,670
   2,037        XEROX CORP                                 19,494
                                                      -----------
                TOTAL PRODUCER DURABLES                 3,342,345
                                                      -----------
TECHNOLOGY -- 18.43%
   2,384     *  ADC TELECOMMUNICATIONS, INC                15,734
     758        ADOBE SYSTEMS, INC                         35,626
   1,098     *  ADVANCED MICRO DEVICES, INC                31,710
  18,180     *  AGERE SYSTEMS, INC (CLASS A)              136,350
   1,465     *  AGILENT TECHNOLOGIES, INC                  47,612
   1,300     *  ALTERA CORP                                37,700
     600     *  AMERICAN POWER CONVERSION CORP              9,450
   1,218     *  ANALOG DEVICES, INC                        52,678
     285     *  ANDREW CORP                                 5,258
   1,046     *  APPLE COMPUTER, INC                        24,319
   4,863     *  APPLIED MATERIALS, INC                    238,773
     900     *  APPLIED MICRO CIRCUITS CORP                15,480
     141        AUTODESK, INC                               5,259
   2,065        AUTOMATIC DATA PROCESSING, INC            102,630
     873     *  AVAYA, INC                                 11,960
     362        AVERY DENNISON CORP                        18,480
   2,870     *  BEA SYSTEMS, INC                           88,137
     760     *  BMC SOFTWARE, INC                          17,130
     800     *  BROADCOM CORP (CLASS A)                    34,208
     900     *  BROADVISION, INC                            4,500
     619     *  CABLETRON SYSTEMS, INC                     14,144
  37,195     *  CISCO SYSTEMS, INC                        676,949
     616     *  CITRIX SYSTEMS, INC                        21,498
  18,115        COMPAQ COMPUTER CORP                      280,601
   1,853        COMPUTER ASSOCIATES INTERNATIONAL,
                  INC                                      66,708
     488     *  COMPUTER SCIENCES CORP                     16,884
   1,127     *  COMPUWARE CORP                             15,766
     552     *  COMVERSE TECHNOLOGY, INC                   31,519
     800     *  CONCORD EFS, INC                           41,608
     759     *  CONEXANT SYSTEMS, INC                       6,793
     500     *  CONVERGYS CORP                             15,125
   3,093        CORNING, INC                               51,684
  13,741     *  DELL COMPUTER CORP                        359,327
     267        DELUXE CORP                                 7,716
      92     *  EFUNDS CORP                                 1,711
   1,500        ELECTRONIC DATA SYSTEMS CORP               93,750
  15,018     *  EMC CORP                                  436,272
     429        EQUIFAX, INC                               15,735
   1,278        FIRST DATA CORP                            82,111
     400     *  FISERV, INC                                25,592
   1,034     *  GATEWAY, INC                               17,009
   1,163     *  GLOBESPAN, INC                             16,979
   6,436        HEWLETT-PACKARD CO                        184,069
  42,596        INTEL CORP                              1,245,933
   8,548        INTERNATIONAL BUSINESS MACHINES CORP      965,924

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  49

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     700     *  INTUIT, INC                           $    27,993
     600     *  JABIL CIRCUIT, INC                         18,516
  10,726     *  JDS UNIPHASE CORP                         136,756
     614     *  KLA-TENCOR CORP                            35,900
     396     *  LEXMARK INTERNATIONAL, INC                 26,631
   2,284        LINEAR TECHNOLOGY CORP                    100,998
   1,197     *  LSI LOGIC CORP                             22,503
  23,298        LUCENT TECHNOLOGIES, INC                  144,447
   1,100     *  MAXIM INTEGRATED PRODUCTS, INC             48,631
     300     *  MERCURY INTERACTIVE CORP                   17,970
   3,280     *  MICRON TECHNOLOGY, INC                    134,808
  28,454     *  MICROSOFT CORP                          2,077,142
      58     *  MIPS TECHNOLOGIES, INC (CLASS B)              556
     553        MOLEX, INC                                 20,201
   7,244        MOTOROLA, INC                             119,960
     504     *  NATIONAL SEMICONDUCTOR CORP                14,676
     324     *  NCR CORP                                   15,228
     994     *  NETWORK APPLIANCE, INC                     13,617
  12,702        NOKIA CORP (SPON ADR)                     279,952
  14,077     *  NORTEL NETWORKS CORP (U.S.)               127,959
     972     *  NOVELL, INC                                 5,530
     500     *  NOVELLUS SYSTEMS, INC                      28,395
   4,351     *  ON SEMICONDUCTOR CORP                      19,797
  34,767     *  ORACLE CORP                               660,573
   1,789     *  PALM, INC                                  10,859
     825     *  PARAMETRIC TECHNOLOGY CORP                 11,541
   1,167        PAYCHEX, INC                               46,680
     920     *  PEOPLESOFT, INC                            45,291
     977     *  PMC-SIERRA, INC                            30,355
     300     *  QLOGIC CORP                                19,335
   3,887     *  QUALCOMM, INC                             227,311
      39     *  ROXIO, INC                                    507
   4,004     *  SANMINA CORP                               93,733
     400     *  SAPIENT CORP                                3,900
     462        SCIENTIFIC-ATLANTA, INC                    18,757
   1,500     *  SIEBEL SYSTEMS, INC                        70,350
   5,755     *  SOLECTRON CORP                            105,316
  19,560     *  SUN MICROSYSTEMS, INC                     307,483
     700        SYMBOL TECHNOLOGIES, INC                   15,540
     314     *  TEKTRONIX, INC                              8,525
   1,330     *  TELLABS, INC                               25,642
     595     *  TERADYNE, INC                              19,694
   5,738        TEXAS INSTRUMENTS, INC                    180,747
     920     *  UNISYS CORP                                13,533
   3,662     *  VERITAS SOFTWARE CORP                     243,632
     600     *  VITESSE SEMICONDUCTOR CORP                 12,624
   1,047     *  XILINX, INC                                43,178
   2,451     *  YAHOO!, INC                                48,995
                                                      -----------
                TOTAL TECHNOLOGY                       11,326,668
                                                      -----------
TRANSPORTATION -- 0.88%
     452     *  AMR CORP                                   16,330
   1,239        BURLINGTON NORTHERN SANTA FE CORP          37,380
   1,670     *  CONTINENTAL AIRLINES, INC (CLASS B)        82,247
     672        CSX CORP                                   24,353
     417        DELTA AIR LINES, INC                       18,381

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
     947     *  FEDEX CORP                            $    38,069
   1,169        NORFOLK SOUTHERN CORP                      24,198
     242        RYDER SYSTEM, INC                           4,743
   2,961     *  SABRE HOLDINGS CORP                       148,050
   5,106        SOUTHWEST AIRLINES CO                      94,409
     170     *  U.S. AIRWAYS GROUP, INC                     4,131
     866        UNION PACIFIC CORP                         47,552
                                                      -----------
                TOTAL TRANSPORTATION                      539,843
                                                      -----------
UTILITIES -- 8.85%
   1,760     *  AES CORP                                   75,768
     400        ALLEGHENY ENERGY, INC                      19,300
   1,563        ALLIANT ENERGY CORP                        45,561
   1,029        ALLTEL CORP                                63,036
     430        AMEREN CORP                                18,361
   3,859        AMERICAN ELECTRIC POWER CO, INC           178,170
   1,855     *  AMERICAN TOWER CORP (CLASS A)              38,342
  20,482        A T & T CORP                              450,604
   2,789     *  A T & T WIRELESS GROUP                     45,600
   6,176        BELLSOUTH CORP                            248,707
   3,452     *  BROADWING, INC                             84,401
   1,000     *  CALPINE CORP                               37,800
     425        CENTURYTEL, INC                            12,877
     576        CINERGY CORP                               20,131
     800     *  CITIZENS COMMUNICATIONS CO                  9,624
     446        CMS ENERGY CORP                            12,421
     713        CONSOLIDATED EDISON, INC                   28,377
     551        CONSTELLATION ENERGY GROUP, INC            23,472
     766        DOMINION RESOURCES, INC                    46,059
   4,405        DTE ENERGY CO                             204,568
   2,500        DUKE ENERGY CORP                           97,525
   1,100        DYNEGY, INC (CLASS A)                      51,150
   1,208     *  EDISON INTERNATIONAL                       13,469
   2,771        EL PASO CORP                              145,588
   5,331        ENRON CORP                                261,219
     677        ENTERGY CORP                               25,990
     980        EXELON CORP                                62,837
   1,387        FIRSTENERGY CORP                           44,605
     618        FPL GROUP, INC                             37,209
   2,700     *  GLOBAL CROSSING LTD                        23,328
     388        GPU, INC                                   13,638
     400        KEYSPAN CORP                               14,592
     400        KINDER MORGAN, INC                         20,100
   1,087     *  MIRANT CORP                                37,392
   2,198     *  NEWPOWER HOLDINGS, INC                     19,782
   2,390     *  NEXTEL COMMUNICATIONS, INC (CLASS A)       41,825
     463     *  NIAGARA MOHAWK HOLDINGS, INC                8,190
     179        NICOR, INC                                  6,977
     610        NISOURCE, INC                              16,671
     108     *  NISOURCE, INC (SAILS)                         255
     228        ONEOK, INC                                  4,491
     156        PEOPLES ENERGY CORP                         6,271
   1,394     *  P G & E CORP                               15,612
     298        PINNACLE WEST CAPITAL CORP                 14,125
     442        PPL CORP                                   24,310
   6,239     *  PRICE COMMUNICATIONS CORP                 125,965
     576        PROGRESS ENERGY, INC                       25,873

 50  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                        GROWTH & INCOME FUND

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
UTILITIES -- (CONTINUED)
     224     *  PROGRESS ENERGY, INC- CVO             $       100
   4,713    b*  PSINET, INC                                   230
     705        PUBLIC SERVICE ENTERPRISE GROUP, INC       34,474
   7,398        QWEST COMMUNICATIONS INTERNATIONAL,
                  INC                                     235,774
   2,210     *  RCN CORP                                   12,132
     881        RELIANT ENERGY, INC                        28,377
  18,005        SBC COMMUNICATIONS, INC                   714,904
     750        SEMPRA ENERGY                              20,505
   1,981        SOUTHERN CO                                46,058
   5,182        SPRINT CORP (FON GROUP)                   110,687
   8,521     *  SPRINT CORP (PCS GROUP)                   205,782
   1,282        TXU CORP                                   61,779
     864     *  TYCOM LTD                                  14,860
  12,939        VERIZON COMMUNICATIONS, INC               692,236
   8,541    b*  VIATEL, INC                                   597
   2,829     *  WESTERN WIRELESS CORP (CLASS A)           121,647
   1,600        WILLIAMS COS, INC                          52,720
     133        WORLDCOM, INC (MCI GROUP)                   2,141
  16,357     *  WORLDCOM, INC (WORLDCOM GROUP)            232,269
   1,178        XCEL ENERGY, INC                           33,514
                                                      -----------
                TOTAL UTILITIES                         5,442,954
                                                      -----------

------------------------------------------------------------------
PRINCIPAL                                                 VALUE
------------------------------------------------------------------
TOTAL COMMON STOCK
(Cost $67,530,469)                                     $60,436,531
                                                       -----------

SHORT TERM INVESTMENT -- 1.11%
U.S. GOVERNMENT AND AGENCY -- 1.11%
                FEDERAL FARM CREDIT BANKS (FFCB)
$680,000        3.940%, 07/02/01                      $   679,926
                                                      -----------
TOTAL SHORT TERM INVESTMENT
(Cost $679,926)                                           679,926
                                                      -----------
TOTAL PORTFOLIO -- 99.46%
(Cost $68,260,395)                                     61,126,582
OTHER ASSETS AND LIABILITIES, NET -- 0.54%                333,569
                                                      -----------
NET ASSETS -- 100.00%                                 $61,460,151
                                                      ===========

---------------
* Non-income producing

b In bankruptcy

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  51

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

                               SUMMARY BY COUNTRY

                                 June 30, 2001

------------------------------------------------------------
                                          VALUE         %
------------------------------------------------------------
FOREIGN:
AUSTRALIA                              $ 1,468,394      4.06%
AUSTRIA                                     24,088      0.07
BELGIUM                                    166,375      0.46
DENMARK                                    310,030      0.86
FINLAND                                    777,469      2.15
FRANCE                                   2,566,592      7.09
GERMANY                                  2,736,028      7.56
GREECE                                      74,567      0.21
HONG KONG                                  595,809      1.65
IRELAND                                    461,531      1.27
ITALY                                      812,466      2.24
JAPAN                                    8,356,677     23.09
NETHERLANDS                              4,083,024     11.28
NEW ZEALAND                                 21,333      0.06
NORWAY                                     249,142      0.69
PORTUGAL                                   137,621      0.38
SINGAPORE                                  314,201      0.87
SPAIN                                      758,260      2.10
SWEDEN                                     420,543      1.16
SWITZERLAND                              1,856,111      5.13
UNITED KINGDOM                           9,995,469     27.62
                                       -----------   -------
TOTAL FOREIGN                           36,185,730    100.00
                                       -----------   -------
TOTAL PORTFOLIO                        $36,185,730    100.00%
                                       ===========   =======

 52  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

                      STATEMENT OF INVESTMENTS (Unaudited)

                                 June 30, 2001

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
PREFERRED STOCK -- 0.16%
CONSUMER CYCLICAL -- 0.13%
    11         HUGO BOSS AG.                         $     3,068
 4,262         NEWS CORP LTD (LTD-VOTE)                   34,151
    20         PORSCHE AG.                                 7,111
   256         PROSIEBEN SAT.1 MEDIA AG.                   3,710
                                                     -----------
               TOTAL CONSUMER CYCLICAL                    48,040
                                                     -----------
FINANCIAL SERVICES -- 0.03%
   114         MARSCHOLLER LAUT UND PARTNER               12,652
                                                     -----------
               TOTAL FINANCIAL SERVICES                   12,652
                                                     -----------
TOTAL PREFERRED STOCK
(Cost $63,105)                                            60,692
                                                     -----------
COMMON STOCK -- 97.69%
AEROSPACE AND DEFENSE -- 0.46%
24,675         BAE SYSTEMS PLC                           118,163
   751         EUROPEAN AERONAUTIC DEFENSE AND
                 SPACE CO NV                              13,828
 1,927         ROLLS-ROYCE PLC                             6,355
 1,727         SMITH GROUP PLC                            20,038
   222         THALES S.A.                                 8,038
    12         ZODIAC S.A.                                 2,913
                                                     -----------
               TOTAL AEROSPACE AND DEFENSE               169,335
                                                     -----------
BASIC INDUSTRIES -- 7.66%
   131         ACERINOX S.A.                               3,637
   165         ACS ACTIVIDADES DE CONSTRUCCION Y
                 SERVICIOS S.A.                            4,573
   815         AGGREKO PLC                                 5,387
   864         AKZO NOBEL NV                              36,571
    28         ALUMINIUM OF GREECE S.A.I.C.                  805
 2,016         AMCOR LTD                                   6,781
   725         AMEC PLC                                    5,149
 4,000         ASAHI KASEI CORP                           16,806
   256         ASSIDOMAN AB                                5,315
   590         BARRATT DEVELOPMENTS PLC                    2,978
 1,817         BASF AG.                                   71,680
 2,072         BAYER AG.                                  81,301
   408         BERKELEY GROUP PLC                          4,122
13,066         BHP BILLITON LTD                           68,978
13,916      *  BHP BILLITON LTD (BONUS)                   73,466
 6,447         BHP BILLITON PLC                           32,120
 1,521         BLUE CIRCLE INDUSTRIES PLC                 10,529
 1,563         BOC GROUP PLC                              22,861
 1,540         BORAL LTD                                   2,251
 1,380         BPB PLC                                     5,322
   172         BUDERUS AG.                                 3,931
   293         BUHRMANN NV                                 2,763
 3,000         CARTER HOLT HARVEY LTD                      2,049
   208         CIBA SPECIALTY CHEMICALS AG. (REGD)        12,122
   188         CIMPOR CIMENTOS DE PORTUGAL                 3,644
   409         CLARIANT AG. (REGD)                         9,841
   233         COMPAGNIE DE SAINT-GOBAIN S.A.             31,658
 8,207      *  CORUS GROUP PLC                             7,011
 1,489         CRH PLC (IRELAND)                          24,958
15,768         CRH PLC (UNITED KINGDOM)                  268,307
12,964      *  CSR LTD                                    46,768

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
 1,000         DAICEL CHEMICAL INDUSTRIES LTD        $     3,495
 2,000         DAINIPPON INK & CHEMICALS, INC              5,612
   300         DAITO TRUST CONSTRUCTION CO LTD             5,087
 2,000         DAIWA HOUSE INDUSTRY CO LTD                15,683
 2,000         DENKI KAGAKU KOGYO K K                      6,783
   522         GRUPO DRAGADOS S.A.                         6,562
   126         ELKEM AS                                    2,085
 5,500      *  FLETCHER CHALLENGE LTD (FORESTS
                 DIVISION)                                   663
   157         FOMENTO CONSTRUCCIONES Y CONTRATAS
                 S.A.                                      2,990
     4         FORBO HOLDING AG. (REGD)                    1,698
21,344         HANSON PLC                                157,145
    88         HEIDELBERGER ZEMENT AG. (GERMANY)           3,780
 9,847         HEIJMANS NV                               193,398
   287         HELLENIC TECHNODOMIKI S.A.                  1,598
   114         HOLCIM LTD (BR) SERIES B                   23,214
    41         IMERYS S.A.                                 4,060
 2,328         IMPERIAL CHEMICAL INDUSTRIES PLC           13,653
   511         ITALCEMENTI S.P.A.                          3,997
16,250         JAMES HARDIE INDUSTRIES LTD                43,777
 2,900         JEFFERSON SMURFIT GROUP PLC                 5,351
11,000         JGC CORP                                   91,728
   595         JOHNSON MATTHEY PLC                         8,970
 2,000         KAJIMA CORP                                 5,099
 7,000         KANDENKO CO LTD                            33,957
 4,000         KANEKA CORP                                36,210
 7,000      *  KAWASAKI STEEL CORP                         8,306
   374         LAFARGE S.A. (BR)                          31,978
   265         L'AIR LIQUIDE S.A.                         38,070
 1,000         LEIGHTON HOLDINGS LTD                       4,242
   267         LINDE AG.                                  11,340
    14         LONZA AG. (REGD)                            8,170
    30         MAYR-MELNHOF KARTON AG.                     1,327
 4,713         MIM HOLDINGS LTD                            2,873
 6,000         MITSUBISHI CHEMICAL CORP                   16,068
 2,000         MITSUBISHI GAS CHEMICAL CO, INC             8,034
 3,000         MITSUBISHI MATERIALS CORP                   6,422
 1,000         MITSUBISHI PAPER MILLS LTD                  1,731
 1,000         MITSUI CHEMICALS, INC                       4,017
 1,000         MITSUI MINING & SMELTING CO LTD             4,418
    74         HOLMEN AB SERIES B FREE                     1,475
 1,100         NEWCREST MINING LTD                         2,509
19,000      *  NIPPON STEEL CORP                          28,793
     3         NIPPON UNIPAC HOLDING                      16,838
 1,000         NISHIMATSU CONSTRUCTION CO LTD              3,864
 8,000      *  NKK CORP                                    7,954
 5,000         NORMANDY MINING LTD                         3,150
   187         NORSKE SKOGINDUSTRIER ASA                   2,834
 1,507         NOVAR PLC                                   3,401
   200         NOVOZYMES A/S (CLASS B)                     4,173
 2,000         OBAYASHI CORP                               7,777
 2,000         OJI PAPER CO LTD                            9,894
 1,245         ONESTEEL LTD                                  581
   526         ORICA LTD                                   1,190
 2,087      *  ORIGIN ENERGY LTD                           3,181
   354         OUTOKUMPU OYJ SERIES A                      2,861
   719         PAPERLINX LTD                               1,483
   228         PECHINEY S.A. SERIES A                     11,581

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  53

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
BASIC INDUSTRIES -- (CONTINUED)
 2,903         PILKINGTON PLC                        $     4,103
    59         PORTUCEL INDUSTRIA EMPRESA                     47
 1,505         REXAM PLC                                   6,540
    83         RHI AG.                                     1,616
   907         RIO TINTO LTD                              15,733
 3,312         RIO TINTO LTD PLC (REGD)                   58,783
   489         RMC GROUP PLC                               4,710
   141         SAPA AB                                     2,059
   644         SCA AB SERIES B                            13,637
 2,000         SEKISUI CHEMICAL CO LTD                     8,274
 2,000         SEKISUI HOUSE LTD                          16,982
 1,000         SHIMIZU CORP                                4,081
 3,000         SHIN-ETSU CHEMICAL CO LTD                 110,170
 2,000      *  SHOWA DENKO K.K.                            2,854
 1,268         SKANSKA AB SERIES B FREE                   11,998
 1,274         SNIA S.P.A.                                 2,308
   158         SOLVAY S.A.                                 7,824
   322         SONS OF GWALIA LTD                          1,483
19,000         SUMITOMO CHEMICAL CO LTD                   85,770
11,000      *  SUMITOMO METAL INDUSTRIES LTD               6,615
 1,000         SUMITOMO METAL MINING CO LTD                4,674
   193         SVENSKT STAL AB (SAAB) SERIES A             1,666
   320      *  SYNGENTA AG.                               16,824
17,000         TAIHEIYO CEMENT CORP                       35,985
 3,000         TAISEI CORP                                 7,312
 1,153         TAYLOR WOODROW PLC                          3,162
 1,087         THYSSENKRUPP AG.                           14,263
    81         TITAN CEMNT CO S.A.                         2,646
 1,000         TOSOH CORP                                  2,918
 3,000         TOSTEM CORP                                49,311
 1,000         TOTO LTD                                    6,967
 1,000         TOYO SEIKAN KAISHA LTD                     14,320
 1,500      *  TRANSURBAN GROUP                            3,429
   296         TRELLEBORG AB SERIES B FREE                 2,229
 2,000         UBE INDUSTRIES LTD                          4,041
   106         UNION MINIERE GROUP S.A.                    4,208
   740         UPM-KYMMENE OYJ                            20,917
   120         UPONOR OYJ                                  1,747
   451         USINOR S.A.                                 4,730
   179         VINCI S.A.                                 11,403
   263      *  VIOHALCO S.A.                               2,449
   200         WIENERBERGER BAUSTOFF AG.                   3,386
 1,165         WIMPEY (GEORGE) PLC                         3,133
12,669         WMC LTD                                    61,668
49,794         WOLSELEY PLC                              371,860
                                                     -----------
               TOTAL BASIC INDUSTRIES                  2,831,649
                                                     -----------
CONSUMER CYCLICAL -- 14.17%
   501         ACCOR S.A.                                 21,142
34,597         AIRTOURS PLC                              140,619
   791         AMEY PLC                                    3,876
   100         AOYAMA TRADING CO LTD                       1,343
 4,100      *  ARISTOCRAT LEISURE LTD                     14,686
   100         ASATSU-DK, INC                              2,028
   412         AUTOGRILL S.P.A.                            4,440
 2,691         BASS PLC                                   28,119

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
   100         BAYCORP HOLDINGS LTD                  $       506
 1,653         BBA GROUP PLC                               5,823
    51         BEKAERT S.A.                                1,812
   297         BENETTON GROUP S.P.A.                       3,982
 2,000         BRIDGESTONE CORP                           20,927
33,053      *  BRITISH SKY BROADCASTING GROUP PLC        317,962
   491         BULGARI S.P.A.                              5,141
   310         CANAL PLUS S.A.                               926
   500         CAPCOM CO LTD                              17,158
 1,881         CARLTON COMMUNICATIONS PLC                  8,888
 1,000         CASIO COMPUTER CO LTD                       5,813
    45         CASTORAMA DUBOIS INVESTISSEMENTS
                 S.A.                                      9,672
    41         CHARLES VOGELE HOLDING AG.                  4,562
    14         CLUB MEDITERRANEE S.A.                        772
 3,136         COLES MYER LTD                             10,070
65,918         COMPASS GROUP PLC                         527,503
   420         CONTINENTAL AG.                             5,752
 1,000         CYCLE & CARRIAGE LTD                        1,756
 1,000      *  DAIEI, INC                                  1,900
 1,012         DAILY MAIL & GENERAL TRUST PLC             10,553
   485         DAIMLERCHRYSLER AG.                        22,358
 2,202         DAIMLERCHRYSLER AG. (REGD)                101,129
 1,613         DAVID JONES LTD                               917
 2,000         DENSO CORP                                 38,166
    13         D'IETEREN S.A.                              2,041
 5,910         DIXONS GROUP PLC                           19,366
   102         DOUGLAS HOLDING AG.                         2,751
41,340         ELSEVIER NV                               514,456
   263      *  EM.TV & MERCHANDISING AG.                     500
 2,435         EMI GROUP PLC                              13,766
 3,017         ESPRIT HOLDINGS LTD                         3,307
 1,148         FIAT S.P.A.                                22,449
   100         FISHER & PAYKEL INDUSTRIES LTD                474
    69         FOLLI-FOLLIE S.A.                           1,295
 3,000         FUJI PHOTO FILM CO LTD                    129,413
     1         FUJI TELEVISION NETWORK, INC                5,749
36,043         GIORDANO INTERNATIONAL LTD                 18,715
 2,084         GKN PLC                                    19,989
 8,658         GRANADA PLC                                18,173
 3,108         GREAT UNIVERSAL STORES PLC                 26,598
   138         GRUPO PRISA S.A.                            1,472
   898         GRUPPO EDITORALE L'ESPRESSO S.P.A.          3,390
 1,000         GUNZE LTD                                   4,017
    70         HELLENIC DUTY FREE SHOPS S.A.                 832
 1,498         HENNES & MAURITZ AB SERIES B               25,666
 3,868         HILTON GROUP PLC                           13,001
 5,000         HONDA MOTOR CO LTD                        219,698
 1,400         INDEPENDENT NEWS & MEDIA PLC                2,785
 1,000         ISETAN CO LTD                              10,584
 3,000         ITO-YOKADO CO LTD                         138,313
 1,201         JOHN FAIRFAX HOLDINGS LTD                   2,471
 1,000         JUSCO CO LTD                               22,050
 1,000      *  KANEBO LTD                                  2,613
   154         KARSTADT QUELLE AG.                         4,559
   244         KESCO OYJ SERIES B                          1,745
 3,997         KINGFISHER PLC                             21,628
 1,100         KONAMI CO LTD                              50,185

 54  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
     7         KUONI REISEN HOLDING (REGD) (CLASS
                 B)                                  $     2,710
 1,000         KURARAY CO LTD                              7,440
   327         LAGARDERE SCA                              15,391
   704         LVMH MOET HENNESSY LOUIS VUITTON
                 S.A.                                     35,460
   278         MAN AG.                                     5,954
 8,795         MARKS & SPENCER PLC                        32,407
 1,000         MARUI CO LTD                               14,432
10,000         MATSUSHITA ELECTRIC INDUSTRIAL CO
                 LTD                                     156,515
 1,897         MEDIASET S.P.A.                            15,963
   429         MICHELIN S.A. (CLASS B)                    13,571
 1,000         MITSUBISHI RAYON CO LTD                     3,552
   174      *  MODERN TIMES GROUP (CLASS B)                3,916
   479         MONDADORI (ARNOLDO) EDITORE S.P.A.          3,410
 1,000      *  MYCAL CORP                                  1,090
   100         NAMCO LTD                                   1,796
11,977         NEWS CORP LTD                             109,657
 1,050         NEXT PLC                                   13,733
 1,000         NGK INSULATORS LTD                          8,779
   185         NH HOTELES S.A.                             2,187
   800         NINTENDO CO LTD                           145,610
19,000         NISSAN MOTOR CO LTD                       131,169
 1,000         NISSHINBO INDUSTRIES, INC                   5,163
 3,000         ONWARD KASHIYMA CO LTD                     32,521
   200         ORIENTAL LAND CO LTD                       14,849
 2,148         P & O PRINCESS CRUISES PLC                 11,177
 2,308         PEARSON PLC                                38,042
    99         PEUGEOT CITROEN S.A.                       26,877
   214         PINAULT-PRINTEMPS-REDOUTE S.A.             30,979
 2,000      *  PIONEER CORP                               60,777
 3,487         PIRELLI S.P.A.                              9,712
   288         PUBLICIS GROUPE S.A.                        6,972
     4         PUBLIGROUPE S.A. (REGD)                     1,415
   286         PUBLISHING & BROADCASTING LTD               1,319
 1,657         RANK GROUP PLC                              5,033
 3,942         REED INTERNATIONAL PLC                     34,927
   342         RENAULT S.A.                               15,431
 4,460         REUTERS GROUP PLC                          57,895
   100         SANRIO CO LTD                               1,314
 5,000         SANYO ELECTRIC CO LTD                      31,591
   200         SCHIBSTED ASA                               1,981
   200      *  SEGA CORP                                   3,544
 1,280         SERCO GROUP PLC                             7,020
 1,000         SEVEN-ELEVEN JAPAN CO LTD                  39,048
 5,000         SHANGRI-LA ASIA LTD                         4,391
 3,000         SHARP CORP                                 40,892
   100         SHIMACHU CO LTD                             1,480
   400         SHIMAMAURA CO LTD                          20,847
   300         SHIMANO, INC                                4,421
 1,000         SINGAPORE PRESS HOLDINGS LTD               10,977
   200         SKY CITY LTD                                  876
   292         SODEXHO ALLIANCE S.A.                      13,632
   346         SOL MELIA S.A.                              3,063
 5,100         SONY CORP                                 335,321
 5,000         SOUTH CHINA MORNING POST LTD                3,301
 1,838         TAB LTD                                     2,913
   921         TABCORP HOLDINGS LTD                        4,445

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
 1,000         TAKASHIMAYA CO LTD                    $     6,975
 2,000         TEIJIN LTD                                 11,241
   372      *  TELEPIZZA S.A.                                692
 1,000         TELEVISION BROADCASTS LTD                   4,205
   313         TF1 TV FRANCAISE                            9,131
   600         THE WAREHOUSE GROUP LTD                     1,314
   100         TOHO CO LTD                                11,947
 1,000         TOKYO BROADCASTING SYSTEM                  19,243
 4,000         TORAY INDUSTRIES, INC                      15,972
 1,000         TOYOBO CO LTD                               2,020
14,300         TOYOTA MOTOR CORP                         503,358
 1,036         UNITED BUSINESS MEDIA PLC                   8,421
 1,000         UNY CO LTD                                 10,199
   223         VALEO S.A.                                  9,003
    22         VALORA HOLDING AG. (REGD)                   3,904
   274         VENDEX KBB NV                               3,479
 2,764         VIVENDI UNIVERSAL S.A.                    161,102
   601         VNU NV                                     20,351
 1,028         VOLKSWAGEN AG.                             48,299
 1,063         VOLVO AB SERIES B FREE                     15,918
   917         WHITBREAD PLC                               8,731
   795         WOLTERS KLUWER NV                          21,368
 6,186         WOOLWORTHS LTD                             34,574
   100         WORLD CO LTD                                3,207
 3,391         WPP GROUP PLC                              33,383
                                                     -----------
               TOTAL CONSUMER CYCLICAL                 5,241,277
                                                     -----------
CONSUMER NON-CYCLICAL -- 10.10%
   130         ADIDAS SALOMON AG.                          7,963
   233         AGFA GEVAERT NV                             3,353
 2,000         AJINOMOTO CO, INC                          21,456
   982         ALTADIS S.A.                               13,999
 6,000         ASAHI BREWERIES LTD                        67,304
    51         AUSTRIA TABAKWERKE AG.                      3,561
   116         BEIERSDORF AG.                             12,127
 2,720         BOOTS CO LTD                               22,990
 5,250         BRITISH AMERICAN TOBACCO PLC               39,871
   455         BRL HARDY LTD                               2,415
 1,450         BUNZL PLC                                   9,910
 5,859         CADBURY SCHWEPPES PLC                      39,511
    73         CARLSBERG AS (CLASS A)                      2,656
 1,578         CARREFOUR S.A.                             83,492
    17      *  CASINO GUICHARD-PERRACHON A WTS
                 12/15/03                                     85
    17      *  CASINO GUICHARD-PERRACHON B WTS
                 12/15/05                                     98
   134         CASINO GUICHARD-PERRACHON S.A.             11,304
    13         CIE FINANC RICHEMONT (UNITS) (CLASS
                 A)                                       33,271
 2,361         COCA-COLA AMATIL LTD                        5,758
   221         COCA-COLA HELLENIC BOTTLING CO              2,544
    91         COLRUYT NV                                  3,073
   215         DANISCO AS                                  7,872
   141         DELHAIZE 'LE LION' S.A.                     8,337
49,394         DIAGEO PLC                                541,848
 1,019         ELECTROLUX AB SERIES B                     14,089
    47         ERIDANIA BEGHIN-SAY S.A.                    3,859
    35         ESSILOR INTERNATIONAL S.A.                 10,014

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  55

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
CONSUMER NON-CYCLICAL -- (CONTINUED)
15,317         FOSTER'S BREWING GROUP LTD            $    42,649
 2,600         FRASER & NEAVE LTD                         11,344
    23         GIVAUDAN AG. (REGD)                         6,379
 3,638         GOODMAN FIELDER LTD                         2,170
   469         GREENCORE GROUP PLC                         1,012
   399         GROUPE DANONE                              54,754
 1,931         HARVEY NORMAN HOLDINGS LTD                  4,268
   658         HEINEKEN NV                                26,531
 1,589         IMPERIAL TOBACCO GROUP PLC                 18,660
   475         INTERBREW S.A.                             12,706
 1,000         ITO EN LTD                                 63,183
37,172         J SAINSBURY PLC                           231,725
     2         JAPAN TOBACCO, INC                         13,791
   199      *  JERONIMO MARTINS SGPS S.A.                  1,280
   148         KAMPS AG.                                   1,345
 2,000         KAO CORP                                   49,712
 3,100         KATOKICHI CO LTD                           73,326
   411         KERRY GROUP PLC (CLASS A)                   4,697
 1,000         KIKKOMAN CORP                               6,655
 3,000         KIRIN BREWERY CO LTD                       25,521
 6,000         LI & FUNG LTD                               9,846
 1,079         L'OREAL S.A.                               69,650
 1,000         MEIJI SEIKA KAISHA LTD                      5,324
 5,620         METRO AG.                                 209,909
 1,193         NESTLE S.A. (REGD)                        253,553
 5,000         NIPPON MEAT PACKERS, INC                   60,577
 1,000         NISSHIN SEIFUN GROUP, INC                   7,440
   400         NISSIN FOOD PRODUCTS CO LTD                 8,338
   411         NUMICO NV                                  15,772
   600         ORKLA ASA                                  10,861
   140         OYJ HARTWALL ABP                            2,248
   185      *  PAN FISH ASA                                  971
 1,846         PARMALAT FINANZIARIA S.P.A.                 4,922
 2,975         PERNOD-RICARD S.A.                        208,534
 1,653         RECKITT BENCKISER PLC                      23,829
   845         RINASCENTE S.P.A.                           3,648
 8,880         ROYAL AHOLD NV                            278,147
 3,256         SAFEWAY PLC                                18,442
 1,996         SCOTTISH & NEWCASTLE PLC                   15,650
 1,000         SHISEIDO CO LTD                             9,381
 5,448         SIGNET GROUP PLC                            6,780
    52         SOCIETE BIC S.A.                            1,892
 2,699         SONAE SGPS S.A.                             1,965
 1,078         SWEDISH MATCH AB                            5,050
 1,000         TAKARA SHUZO CO LTD                        13,173
 1,482         TATE & LYLE PLC                             5,836
21,295         TESCO PLC                                  76,819
    82         THE SWATCH GROUP AG. (REGD)                17,450
 3,000         TOYO SUISAN KAISHA LTD                     31,102
   100         UNI-CHARM CORP                              3,239
 9,017         UNILEVER PLC                               75,962
10,040         UNILEVER NV CERTIFICATE                   601,766
 1,879         WATERFORD WEDGWOOD PLC (UNITS)              1,717
    48         WELLA AG.                                   2,332

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
   500         YAMADA DENKI CO LTD                   $    40,892
 1,000         YAMAZAKI BAKING CO LTD                      7,288
                                                     -----------
               TOTAL CONSUMER NON-CYCLICAL             3,734,773
                                                     -----------
ENERGY -- 6.86%
10,468         BG GROUP PLC                               41,258
54,086         BP PLC                                    444,609
 3,474         BP PLC (SPONS ADR)                        173,178
    17      *  CAPSTONE TURBINE CORP                         382
12,493         CENTRICA PLC                               39,928
    35         COFLEXIP S.A.                               5,271
   321         ENERGY DEVELOPMENTS LTD                     1,438
 8,843         ENI S.P.A.                                107,801
   673         FORTUM OYJ                                  2,848
   492         GAS NATURAL SDG S.A.                        7,955
   197         HELLENIC PETROLEUM S.A.                     1,077
38,180         HONG KONG & CHINA GAS CO LTD               47,972
 8,471         IHC CALAND NV                             426,689
   708         ITALGAS S.P.A.                              6,203
 2,000         JAPAN ENERGY CORP                           4,233
11,000         LATTICE GROUP PLC                          24,559
 4,000         NIPPON MITSUBISHI OIL CO                   22,579
   526         NORSK HYDRO AS                             22,284
    63         OMV AG                                      5,280
 6,000         OSAKA GAS CO LTD                           19,339
   213      *  PETROLEUM GEO-SERVICES ASA                  2,156
 2,935         REPSOL YPF S.A.                            48,451
 6,587         ROYAL DUTCH PETROLEUM CO                  379,078
 1,200      *  RUBICON LTD                                   337
 8,894         SANTOS LTD                                 29,329
30,956         SHELL TRANSPORT & TRADING CO PLC          257,300
 1,000         SHOWA SHELL SEKIYU K.K.                     5,829
   161         SMEDVIG AS SERIES A                         1,465
10,200      *  STATOIL ASA                                75,389
    23         TECHNIP S.A.                                2,949
 7,000         TOKYO GAS CO LTD                           21,272
 1,977         TOTAL FINA ELF S.A.                       276,823
 3,709         WOODSIDE PETROLEUM LTD                     30,944
                                                     -----------
               TOTAL ENERGY                            2,536,205
                                                     -----------
FINANCIAL SERVICES -- 21.33%
 1,889         3I GROUP PLC                               28,320
 4,439         ABBEY NATIONAL PLC                         77,725
 4,338         ABN-AMRO HOLDING NV                        81,490
   200         ACOM CO LTD                                17,656
 2,931         AEGON NV                                   82,502
   812         ALLEANZA ASSICURAZIONI                      8,565
26,000         ALLGREEN PROPERTIES LTD                    15,697
 1,027         ALLIANZ AG. (REGD)                        299,733
 2,705         ALLIED IRISH BANK PLC                      30,227
   408         ALPHA BANK S.A.                             8,579
 2,000         AMOY PROPERTIES LTD                         2,359
 1,522         AMP DIVERSIFIED PROPERTY TRUST              1,882
 3,361         AMP LTD                                    37,558
 2,095         AMVESCAP PLC                               36,388
 7,000         ASAHI BANK LTD                             15,154
 2,000      *  ASHIKAGA BANK LTD                           3,046

 56  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
 3,194         ASSICURAZIONI GENERALI S.P.A.         $    95,989
 4,263         AUSTRALIAN & NEW ZEALAND BANKING
                 GROUP LTD                                36,615
   307         AUSTRALIAN STOCK EXCHANGE LTD               2,223
 4,333         AXA                                       123,433
 2,818         BANCA DI ROMA                               8,588
   727         BANCA FIDEURAM S.P.A.                       6,905
 1,204         BANCA MONTE DEI PASCHI SIENA                3,750
 4,158         BANCA NAZIONALE DEL LAVORO                 13,024
   911         BANCA POPOLARE DI MILANO                    3,586
22,150      *  BANCO COMERCIAL PORTUGUES S.A.
                 (REGD)                                   82,506
   405         BANCO ESPIRITO SANTO S.A. (REGD)            5,537
12,606         BANCO SANTANDER CENTRAL HISPANO S.A.      114,188
 3,800         BANK OF EAST ASIA LTD                       8,818
 1,000         BANK OF FUKUOKA LTD                         4,490
 3,124         BANK OF IRELAND                            30,942
   385         BANK OF PIRAEUS                             4,165
 3,000         BANK OF YOKOHAMA LTD                       12,219
 5,174         BARCLAYS PLC                              158,632
 1,193         BAYERISCHE HYPO-UND VEREINSBANK AG.        58,981
 9,217         BCO BILBAO VIZCAYA ARGENTARIA S.A.        119,226
 4,303         BIPOP-CARIRE S.P.A.                        16,173
 1,281         BNP PARIBAS GROUP                         111,481
 1,722         BPI-SGPS S.A. (REGD)                        3,994
 1,355         BRITISH LAND CO PLC                         9,242
 3,702         BT OFFICE TRUST                             2,861
   207      *  BTG PLC                                     3,406
 1,828      *  CANARY WHARF GROUP PLC                     14,242
 5,000         CAPITALAND LTD                              6,860
 6,985         CGNU PLC                                   96,567
 5,000         CHEUNG KONG HOLDINGS LTD                   54,489
 1,000         CHIBA BANK LTD                              3,616
 2,000         CHUO MITSUI TRUST & BANKING CO LTD          3,544
 5,000         CITY DEVELOPMENTS LTD                      19,347
   448         CLOSE BROTHERS GROUP PLC                    5,308
 1,730         COLONIAL FIRST STATE PROPERTY TRUST         1,837
   211         COMMERCIAL BANK OF GREECE                   7,584
 8,109      *  COMMONWEALTH BANK OF AUSTRALIA            140,707
   136         CORPORACION MAPFRE S.A.                     2,842
 6,632         CREDIT LYONNAIS S.A.                      239,286
 3,700         CREDIT SAISON CO LTD                       89,892
   833         CREDIT SUISSE GROUP (REGD)                136,952
 5,000      *  DAIWA BANK LTD                              6,494
 4,000         DAIWA SECURITIES GROUP, INC                41,855
 7,000         DBS GROUP HOLDINGS LTD                     51,483
 1,903         DEN DANSKE BANK AF 1871                    34,191
 1,563         DEUTSCHE BANK AG. (REGD)                  111,994
    55         DEUTSCHE BOERSE AG.                         1,941
 4,140         DEUTSCHE OFFICE TRUST                       2,839
 1,674         DEXIA                                      26,557
22,000         DNB HOLDING ASA                            95,441
 2,378         DRESDNER BANK AG. (REGD)                  108,608
   172         DROTT AB SERIES B                           1,793
   355         EFG EUROBANK ERGASIAS                       4,507
 1,630         FORTIS B                                   39,327
 4,860         GANDEL RETAIL TRUST                         2,745

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
 4,856         GENERAL PROPERTY TRUST                $     6,859
   725         GREAT PORTLAND ESTATES PLC                  2,885
   459         GREEN PROPERTY PLC                          3,030
 1,000         GUNMA BANK LTD                              4,770
 7,012         HALIFAX GROUP PLC                          81,063
   964         HAMMERSON PLC                               6,507
 2,600         HANG SENG BANK LTD                         26,667
 8,100         HENDERSON LAND DEVELOPMENT CO LTD          35,932
 3,000      *  HOKURIKU BANK LTD                           5,508
 2,000         HONG KONG EXCHANGES & CLEARING LTD          3,564
34,982         HSBC HOLDINGS PLC (UNITED KINGDOM)        414,499
 3,091         HYSAN DEVELOPMENT CO LTD                    3,943
 2,673         ING GROEP NV                              174,692
    87         INTERAMERICAN HELLENIC LIFE
                 INSURANCE CO                              1,475
 1,981         INTESA BCI DI RISP (SAVINGS)                4,528
11,103         INTESA BCI S.P.A.                          39,195
   842         IRISH LIFE AND PERMANENT PLC                9,836
 2,000         JOYO BANK LTD                               5,997
   288         KBC BANCASSURANCE HOLDINGS NV              10,240
 9,000         KEPPEL LAND LTD                            11,312
 1,616         LAND SECURITIES PLC                        19,863
16,027         LEGAL & GENERAL GROUP PLC                  36,346
 1,300         LEND LEASE CORP LTD                         8,289
55,139         LLOYDS TSB GROUP PLC                      551,751
   542         MACQUARIE BANK LTD                         10,134
 2,967         MACQUARIE INFRASTRUCTURE GROUP              4,688
   775         MAN GROUP PLC                              10,436
 1,721         MEDIOBANCA S.P.A.                          18,386
   575         MEDIOLANUM S.P.A.                           5,792
   154         METROVACESA S.A.                            2,190
 1,722         MIRVAC GROUP                                3,254
 8,000         MITSUBISHI ESTATE CO LTD                   73,575
    21         MITSUBISHI TOKYO FINANCIAL                175,117
 7,000         MITSUI FUDOSAN CO LTD                      75,435
 2,300         MITSUI MARINE & FIRE INSURANCE CO
                 LTD                                      11,765
    31         MIZUHO HOLDINGS, INC                      144,167
   253         MUENCHENER RUECKVER AG. (REGD)             70,508
 9,712         NATIONAL AUSTRALIA BANK LTD               172,973
   568         NATIONAL BANK OF GREECE S.A.               16,656
 5,000      *  NEW WORLD DEVELOPMENT CO LTD                6,090
 3,000         NIKKO SECURITIES CO LTD                    24,030
13,000         NOMURA SECURITIES CO LTD                  249,125
 4,567         NORDEA AB                                  26,013
 2,540         NORDEA AB (FINLAND)                        14,586
23,220         NRMA INSURANCE GROUP LTD                   40,137
   200         ORIX CORP                                  19,452
 3,000         OVERSEAS-CHINESE BANKING CORP LTD          19,594
 2,000         PARKWAY HOLDINGS LTD                        1,031
    94         POHJOLA INSURANCE CO LTD SERIES B           1,826
   300         PROMISE CO LTD                             24,728
   795         PROVIDENT FINANCIAL PLC                     8,312
 6,155         PRUDENTIAL PLC                             74,531
 4,136         QBE INSURANCE GROUP LTD                    24,819
 1,243         RAS S.P.A.                                 15,279
32,505         ROYAL & SUN ALLIANCE INSURANCE GROUP
                 PLC                                     244,575

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  57

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
22,000         ROYAL BANK OF SCOTLAND GROUP PLC      $   484,842
   807         SAMPO OYJ SERIES A SHS                      6,865
 2,759         SAN PAOLO-IMI S.P.A.                       35,362
   565         SCHRODERS PLC (NEW)                         6,496
 1,000         SEVENTY-SEVEN (77) BANK LTD                 5,652
 2,000         SHIZUOKA BANK LTD                          16,774
    35         SIMCO S.A. (REGD)                           2,263
 6,056         SINO LAND CO LTD                            2,523
 2,848         SKANDIA FORSAKRINGS AB                     26,164
 1,697         SKANDINAVISKA ENSKILDA BANKEN SERIES
                 A                                        16,135
   921         SLOUGH ESTATES PLC                          4,462
   949         SOCIETE GENERALE S.A.                      56,197
16,271         STOCKLAND TRUST GROUP (UNITS)              33,260
   582         UNI-STOREBRAND AS SERIES A                  4,145
 1,000         SUMITOMO MARINE & FIRE INSURANCE CO
                 LTD                                       5,588
18,600         SUMITOMO MITSUI BANKING CORP              153,612
 5,000         SUMITOMO REALTY & DEVELOPMENT CO LTD       29,747
 2,000         SUMITOMO TRUST & BANKING CO LTD            12,588
 9,600         SUN HUNG KAI PROPERTIES LTD                86,465
 2,981         SUNCORP-METWAY LTD                         22,726
 1,983         SVENSKA HANDELSBANKEN SERIES A             28,328
    41         SWISS REINSURANCE CO (REGD)                81,938
   300         TAKEFUJI CORP                              27,253
 9,000         TOKIO MARINE & FIRE INSURANCE CO LTD       84,070
 1,308         UBS AG. (REGD)                            187,392
     7         UFJ HOLDIMGS, INC                          37,661
   105         UNIBAIL S.A.                                5,697
 9,634         UNICREDITO ITALIANO S.P.A.                 41,349
 3,000         UNITED OVERSEAS BANK LTD                   18,935
   629      *  VALLEHERMOSO S.A.                           4,009
   580      *  WCM BETEILIGUNGS & GRUNDBESITZ AG.          6,211
 1,392         WESTFIELD HOLDINGS LTD                      9,902
 4,693         WESTFIELD TRUST (UNITS)                     8,007
   168      *  WESTFIELD TRUST (UNITS) (NEW)                 274
 5,046         WESTPAC BANKING CORP                       37,069
 2,000         WING TAI HOLDINGS LTD                         971
 2,000         YASUDA FIRE & MARINE INSURANCE CO
                 LTD                                      12,428
   255         ZURICH FINANCIAL SERVICES                  86,969
                                                     -----------
               TOTAL FINANCIAL SERVICES                7,888,987
                                                     -----------
HEALTH CARE -- 7.63%
   172         ALTANA AG.                                  6,652
 5,509         ASTRAZENECA PLC (UNITED KINGDOM)          256,686
 2,111         AVENTIS S.A.                              168,523
   724      *  CELLTECH GROUP PLC                         12,198
 4,000         CHUGAI PHARMACEUTICAL CO LTD               60,842
   669         COCHLEAR LTD                               13,257
 1,514         CSL LTD                                    36,694
 1,000         DAIICHI PHARMACEUTICAL CO LTD              23,132
 1,000         EISAI CO LTD                               22,410
   981      *  ELAN CORP PLC                              60,625
   650         F.H. FAULDING & CO LTD                      4,242
   119         FRESENIUS MEDICAL CARE AG.                  8,351
   609         GAMBRO AB (CLASS A)                         3,720
   232         GAMBRO AB (CLASS B)                         1,406

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
   133         GEHE AG.                              $     5,168
 1,436      *  GENERALE DE SANTE                          23,401
23,738         GLAXOSMITHKLINE PLC                       667,703
   166         H. LUNDBECK A/S                             4,719
    61         INSTRUMENTARIUM OYJ SERIES B FREE           1,723
 1,000         KYOWA HAKKO KOGYO CO LTD                    6,655
   354         LUXOTTICA GROUP S.P.A.                      5,933
   163         MERCK KGAA                                  5,661
    54         NOBEL BIOCARE AB                            1,820
 8,877         NOVARTIS AG. (REGD)                       321,276
   732         NOVO NORDISK AS (CLASS B)                  32,380
 1,594         NYCOMED AMERSHAM PLC                       11,545
   199         ORION-YHTYMA OYJ (CLASS B)                  3,167
     1         PHONAK HOLDING AG. (REGD)                   2,993
   359      *  QIAGEN NV                                   7,901
 2,000      *  RESMED, INC                                10,546
 2,432         ROCHE HOLDING AG. (GENUSSCHEINE)          175,226
 3,000         SANKYO CO LTD                              54,122
 1,165         SANOFI-SYNTHELABO S.A.                     76,434
   597         SCHERING AG.                               31,334
   340         SERONO S.A. (CLASS B)                     337,284
 3,000         SHIONOGI & CO LTD                          62,541
 2,493         SMITH & NEPHEW PLC                         12,937
   538         SONIC HEALTHCARE LTD                        2,162
   601         SSL INTERNATIONAL PLC                       4,226
    13         SYNTHES-STRATEC, INC                        7,977
 1,000         TAISHO PHARMACEUTICAL CO LTD               18,802
 4,000         TAKEDA CHEMICAL INDUSTRIES LTD            186,022
    40         TECAN GROUP AG. (REGD)                      3,315
   600         TERUMO CORP                                11,017
   311         UCB S.A.                                   10,807
   115      *  WILLIAM DEMANT HOLDING                      3,203
 1,000         YAMANOUCHI PHARMACEUTICAL CO LTD           28,063
   493         ZELTIA S.A.                                 5,016
                                                     -----------
               TOTAL HEALTH CARE                       2,821,817
                                                     -----------
OTHER -- 3.33%
   330         ADECCO S.A. (REGD)                         15,532
 3,554         AEGIS GROUP PLC                             5,248
   602         AMADEUS GLOBAL TRAVEL DISTRIBUTION
                 S.A.                                      3,643
    52         AMER GROUP                                  1,188
   888         ASSA ABLOY AB SERIES B                     12,685
   700         AUCKLAND INTERNATIONAL AIRPORT LTD          1,068
 3,239         BAA PLC                                    30,065
   200         BENESSE CORP                                6,270
 1,467         CAPITA GROUP PLC                            9,542
 2,697         CHUBB PLC                                   6,305
   181         DCC PLC                                     1,685
   633         DE LA RUE PLC                               4,682
   971         DEUTSCHE POST AG. (REGD)                   15,536
 1,100         ELECTROCOMPONENTS PLC                       8,323
    36         FLUGHAFEN WIEN AG.                          1,165
 5,027         FUGRO NV                                  280,024
    57      *  GROUP 4 FALCK A/S                           6,514
   229         GROUPE BRUXELLES LAMBERT S.A. NPV
                 (NEW)                                    12,833
   288         HAGEMEYER NV                                5,546

 58  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
OTHER -- (CONTINUED)
41,265         HAYS PLC                              $   106,349
 9,900         HUTCHINSON WHAMPOA LTD                     99,956
   100      *  ISS - INTERNATIONAL SERVICE SYSTEM
                 A/S                                       5,856
 4,000         ITOCHU CORP                                16,260
 2,000         KEPPEL CORP LTD                             3,973
 1,369         KIDDE PLC                                   1,569
   323         M.J. MAILLIS S.A.                           1,985
 4,000      *  MARUBENI CORP                               7,697
   100         MEITEC CORP                                 3,343
35,583      *  MICHAEL PAGE INTERNATIONAL                 70,061
 4,000         MITSUBISHI CORP                            32,233
 4,000         MITSUI & CO LTD                            26,909
   264         OCE NV                                      2,771
   187         OM AB                                       2,370
 2,415         PACIFIC DUNLOP LTD                          1,030
   464         PREUSSAG AG.                               14,062
 5,376         RENTOKIL INITIAL PLC                       18,221
13,229      *  SEAT-PAGINE GIALLE S.P.A.                  13,607
 1,000         SECOM CO LTD                               55,806
 2,017         SECURICOR PLC                               4,680
   995         SECURITAS AB SERIES B FREE                 17,413
   600         SOFTBANK CORP                              19,676
 1,820         SOUTHCORP LTD                               7,035
 3,000         SUMITOMO CORP                              20,999
    14         SURVEILLANCE S.A. SOCIETE DE                2,531
 3,500         SWIRE PACIFIC LTD (CLASS A)                18,129
   414         TELEFONICA PUBLICIDAD E INFORMACION
                 S.A.                                      1,962
 1,135         TNT POST GROUP NV                          23,685
20,025         VEDIOR NV                                 181,391
   842         WESFARMERS LTD                             11,598
 5,000         WHARF HOLDINGS LTD                         10,449
                                                     -----------
               TOTAL OTHER                             1,231,460
                                                     -----------
PRODUCER DURABLES -- 4.41%
 3,468         ABB LTD (SWITZERLAND)                      52,482
   440         ADVANTEST CORP                             37,714
   137         AIXTRON AG.                                 3,931
   558         ALSTOM                                     15,522
 1,000         AMADA CO LTD                                5,059
   600         ATLAS COPCO AB SERIES B FREE               11,630
 1,327         BALFOUR BEATTY PLC                          3,737
    28         BARCO (NEW) NV                              1,257
    41         BEWCKISER WASSER TECHNIK AG.                1,162
 2,000      *  CHARTERED SEMICONDUCTOR
                 MANUFACTURING LTD (SINGAPORE)             5,005
 1,000         DAIKIN INDUSTRIES LTD                      18,522
 1,000         EBARA CORP                                  8,266
   400         FANUC LTD                                  19,917
    20         FISCHER (GEORGE) LTD (REGD)                 4,812
 1,850         FKI PLC                                     7,311
   190         FLS INDUSTRIES AS (CLASS B)                 2,030
 1,000         FUJI ELECTRIC CO LTD                        3,287
   100         FUJI MACHINE MANUFACTURING CO LTD           1,832
 6,000         FUJITSU LTD                                63,023
20,000      *  HITACHI LTD                               196,445

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
 2,000      *  HITACHI ZOSEN CORP                    $     1,892
 1,036         IMI PLC                                     3,278
 9,609         INVENSYS PLC                               18,244
 3,000         ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES
                 CO LTD                                    7,408
 3,000      *  KAWASAKI HEAVY INDUSTRIES LTD               4,955
    46         KCI KONESCRANES INTERNATIONAL               1,285
 2,000         KOMATSU LTD                                 9,172
    45         KONE CORP SERIES B                          3,047
 5,165         KONINKLIJKE PHILIPS ELECTRONICS NV        136,903
 3,000         KUBOTA CORP                                11,931
   114      *  KUDELSKI S.A. (BR)                          9,577
   230      *  KVAERNER INDUSTRIER AS SERIES A             1,613
    11      *  LOGITECH INTERNATIONAL S.A. (REGD)          3,525
   366         METSO OYJ                                   4,058
 6,000         MITSUBISHI ELECTRIC CORP                   29,731
10,000         MITSUBISHI HEAVY INDUSTRIES LTD            45,623
 1,000      *  MITSUI ENGINEERING & SHIPBUILDING CO
                 LTD                                       1,547
    49      *  NEG MICON A/S                               2,223
 1,000         NIKON CORP                                  9,493
 5,000         NEC CORP                                   67,553
   115         NKT HOLDING A/S                             1,569
 1,000         NSK LTD                                     4,321
 1,000         NTN CORP                                    2,774
 1,000         OKI ELECTRIC INDUSTRY CO LTD                4,851
   491         PACE MICRO TECNOLOGY PLC                    2,637
   721         SANDVIK AB                                 14,506
     3         SCHINDLER HOLDING LTD (REGD)                3,338
 3,328         SCHNEIDER ELECTRIC S.A.                   183,974
 3,000         SEMBCORP INDUSTRIES LTD                     2,651
    41      *  SGL CARBON AG.                              1,430
 2,594         SIEMENS AG. (REGD)                        159,209
32,000         SINGAPORE TECHNOLOGIES ENGINEERING
                 LTD                                      45,313
   700         SMC CORP                                   74,930
   585         SMITH (HOWARD) LTD                          4,033
     7         SULZER AG. (REGD)                           2,227
 1,000      *  SUMITOMO HEAVY INDUSTRIES LTD               1,395
   248         SVENKA KULLAGERFABRIKEN AB SERIES B         3,907
   139      *  TANDBERG ASA                                1,764
   800         TOKYO ELECTRON LTD                         48,429
   489         TOMRA SYSTEMS AS                            7,542
 9,000      *  TOSHIBA CORP                               47,555
    35         VA TECHNOLOGIE AG. (BR)                     1,127
 3,551         VESTAS WIND SYSTEMS A/S                   165,562
   122         WARTSILA OYJ SERIES B                       2,452
 1,000         YOKOGAWA ELECTRIC CORP                      8,900
                                                     -----------
               TOTAL PRODUCER DURABLES                 1,632,398
                                                     -----------
TECHNOLOGY -- 9.64%
 3,459         ALCATEL                                    72,328
   161         ALTRAN TECHNOLOGIES S.A.                    7,496
 2,935      *  ARM HOLDINGS PLC                           11,083
12,000         ASAHI GLASS CO LTD                         99,681
    39         ASCOM HOLDING AG.                           1,798
23,105      *  ASML HOLDING NV                           518,142
 1,000         ASM PACIFIC TECHNOLOGY LTD                  1,794
    50      *  ATOS ORIGIN                                 3,597

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  59

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
   144      *  BUSINESS OBJECTS                      $     3,437
 4,000         CANON, INC                                161,646
   331         CAP GEMINI S.A.                            24,098
 1,000         CITIZEN WATCH CO LTD                        6,093
 1,712         CMG PLC                                     7,488
   185         COMPTEL OYJ                                 1,461
 1,309         COMPUTERSHARE LTD                           4,090
   200         CREATIVE TECHNOLOGY LTD                     1,679
   100         CSK CORP                                    3,111
 2,000         DAI NIPPON PRINTING CO LTD                 24,407
   143         DASSAULT SYSTEMES S.A.                      5,510
   110      *  EDB BUSINESS PARTNER ASA                      942
 2,467         EPCOS AG.                                 134,310
 1,161         ERG LTD                                       849
22,518         ERICSSON TELEFON (LM) AB SERIES B         123,088
   527      *  FLEXTRONICS INTERNATIONAL LTD              13,759
 1,000         FUJIKURA LTD                                6,093
 2,000         FURUKAWA ELECTRIC CO LTD                   15,956
 1,456         FUTURIS CORP LTD                            1,982
   717         GETRONICS NV                                2,974
   600         HIROSE ELECTRIC CO LTD                     45,703
 1,700         HOYA CORP                                 107,684
   599         INFINEON TECHNOLOGIES AG.                  14,046
   143         INTRACOM S.A.                               2,079
    57      *  IONA TECHNOLOGIES PLC                       2,195
33,720         JOHNSON ELECTRIC HOLDINGS LTD              46,259
   200         KEYENCE CORP                               39,690
 1,000         KONICA CORP                                 7,344
   500         KYOCERA CORP                               44,100
 1,159         LOGICA PLC                                 14,067
 8,665         MARCONI PLC                                30,831
   357      *  MERKANTILDATA ASA                             592
 1,000         MINEBEA CO LTD                              6,582
 1,814         MISYS PLC                                  12,679
 1,500         MURATA MANUFACTURING CO LTD                99,705
    62      *  NAVISIONDAMGAARD A/S                        1,325
   239         NERA ASA                                      721
 1,000         NGK SPARK PLUG CO LTD                       9,381
 1,000         NIDEC CORP                                 52,038
 1,000         NIPPON SHEET GLASS CO LTD                   5,821
   400         NITTO DENKO CORP                           11,546
30,923         NOKIA OYJ                                 688,491
     4         NTT DATA CORP                              21,809
 1,000         OLYMPUS OPTICAL CO LTD                     16,020
 1,000         OMNI INDUSTRIES LTD                         2,217
 1,000         OMRON CORP                                 18,081
    31      *  OPTICOM ASA                                 1,972
   200      *  QPL INTERNATIONAL HOLDING WTS
                 01/28/04                                     15
 3,000         RICOH CO LTD                               64,706
   800         ROHM CO LTD                               124,314
 3,246         SAGE GROUP PLC                             11,595
    41         SAGEM S.A. (NEW)                            2,013
 4,244         SAP AG.                                   588,900
    54         SOFTWARE AG. (REGD)                         3,529
 2,464         SPIRENT PLC                                 7,658
 1,536         STMICROELECTRONICS NV                      53,313

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
 2,000         SUMITOMO ELECTRIC INDUSTRIES LTD      $    22,675
   111      *  TANDBERG TELEVISION ASA                       957
   257      *  THOMSON MULTIMEDIA                          8,267
   230         TIETOENATOR CORP                            5,120
 7,000         TOPPAN PRINTING CO LTD                     72,011
    26         UNAXIS HOLDING AG.                          3,659
 3,000         VENTURE MANUFACTURING LTD
                 (SINGAPORE)                              19,923
   825         WM-DATA AB SERIES B                         2,448
 1,000         YAMAHA CORP                                10,078
                                                     -----------
               TOTAL TECHNOLOGY                        3,563,051
                                                     -----------
TRANSPORTATION -- 1.30%
 2,574      *  ALITALIA S.P.A.                             3,137
 1,000      *  ALL NIPPON AIRWAYS CO LTD                   3,223
 1,148         ASSOCIATED BRITISH PORTS HOLDINGS
                 PLC                                       7,031
   290         ATTICA ENTERPRISE HOLDING S.A.              1,973
   168         BERGESEN D.Y. AS (CLASS B)                  2,897
   686         BRAMBLES INDUSTRIES LTD                    16,731
 2,074         BRITISH AIRWAYS PLC                        10,034
 4,000         CATHAY PACIFIC AIRWAYS LTD                  5,410
     3         CENTRAL JAPAN RAILWAY CO                   18,642
    30         CMB CIE MARITIME BELGE S.A.                 1,855
     1         DAMPSKIBSSELSKABET AF 1912 (CLASS B)        6,936
     1         DAMPSKIBSSELSKABET SVENDBORG (CLASS
                 B)                                        8,983
   585         DEUTSCHE LUFTHANSA AG. (REGD)               9,216
     9         EAST JAPAN RAILWAY CO                      51,957
 1,003         EXEL PLC                                   10,713
 1,329         FIRSTGROUP PLC                              6,784
   143         FRONTLINE LTD                               2,450
   205         GROUPE AIR FRANCE                           3,297
 3,000         JAPAN AIRLINES CO LTD                       9,645
 1,000         KAWASAKI KISEN KAISHA LTD                   1,900
 1,000         KEIHIN ELECTRIC EXPRESS RAILWAY CO
                 LTD                                       4,337
 1,000         KEIO ELECTRIC RAILWAY CO LTD                5,195
 4,120      *  KINKI NIPPON RAILWAY CO LTD                16,517
   121         KLM (ROYAL DUTCH AIRLINES) NV               2,130
 5,860         MAYNE NICKLESS LTD                         19,205
 1,000         MITSUI O.S.K. LINES LTD                     2,934
 3,000         MTR CORP                                    5,134
 2,000      *  NEPTUNE ORIENT LINES LTD                    1,536
 3,000         NIPPON EXPRESS CO LTD                      13,542
 4,000         NIPPON YUSEN KABUSHIKI KAISHA              15,843
 1,585         PENINSULAR & ORIENTAL STEAM
                 NAVIGATION CO                             5,929
 1,315         RAILTRACK GROUP PLC                         6,177
   818      *  RYANAIR HOLDINGS PLC                        8,483
   206         SAS NORGE ASA SERIES B                      1,886
 1,000         SEINO TRANSPORTATION CO LTD                 6,502
 5,100         SINGAPORE AIRLINES LTD (LR)                35,269
 4,252         STAGECOACH HOLDINGS PLC                     4,709
 2,000         TOBU RAILWAY CO LTD                         6,398
18,000         TOKYU CORP                                 98,142
     3         WEST JAPAN RAILWAY CO                      16,260
 1,000         YAMATO TRANSPORT CO LTD                    20,967
                                                     -----------
               TOTAL TRANSPORTATION                      479,909
                                                     -----------

 60  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                   INTERNATIONAL EQUITY FUND

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
UTILITIES -- 10.80%
   219         ACEA S.P.A.                           $     1,640
   305         AGUAS DE BARCELONA S.A.                     4,200
     4         AGUAS DE BARCELONA S.A. (NEW)                  56
   182         ATHENS WATER SUPPLY & SEWAGE                1,149
   936         AUSTRALIA GAS LIGHT CO                      4,033
   429         AUTOPISTAS CONCESIONARIA ESPANOLA
                 S.A.                                      3,900
 2,647         AUTROSTRADE S.P.A.                         17,187
   615         AWG PLC                                     5,189
271,830     *  AWG PLC (REDMBLE SHS)                         340
   481         BOUYGUES S.A.                              16,255
   454         BRISA AUTO-ESTRADAS DE PORTUGAL S.A.        3,843
30,152      *  BRITISH TELECOMMUNICATIONS PLC            189,553
 5,602      *  BRITISH TELECOMMUNICATIONS PLC FP          33,090
 8,652         CABLE & WIRELESS PLC                       50,893
 1,000         CHUBU ELECTRIC POWER CO, INC               21,248
 6,600         CLP HOLDINGS LTD                           27,670
 1,000         CONTACT ENERGY LTD                          1,205
12,370         DEUTSCHE TELEKOM AG. (REGD)               281,906
    20      *  E.BISCOM S.P.A.                             1,151
 1,929         E.ON AG.                                  101,149
   398         EDISON S.P.A.                               3,648
 5,174         EIRCOM PLC                                  5,672
   102         ELECTRABEL S.A.                            20,136
 5,736         ELECTRICIDADE DE PORTUGAL S.A.             13,693
130,000        ELECTRONICS BOUTIQUE PLC                  195,173
 2,872         ENDESA S.A.                                45,806
13,622         ENEL S.P.A.                                41,630
 1,538         FRANCE TELECOM S.A.                        73,303
   534         GN STORE NORD A/S - GN GREAT NORDIC         4,797
   618         HELLENIC TELECOMMUNICATIONS
                 ORGANIZATION S.A.                         8,109
13,000         HONGKONG ELECTRIC HOLDINGS LTD             50,002
 2,436         IBERDROLA S.A.                             31,242
136,100     *  INTERNATIONAL POWER PLC                   573,755
 2,400         KANSAI ELECTRIC POWER CO, INC              40,700
 1,211         KELDA GROUP PLC                             6,642
 2,794      *  KPN NV                                     15,847
 4,585         NATIONAL GRID GROUP PLC                    33,789
   290      *  TELE2 AB SERIES B                           9,417
    34         NIPPON TELEGRAPH & TELEPHONE CORP         177,202
    12         NTT DOCOMO, INC                           208,792
    38         OESTERREICHISCHE
                 ELEKTRIZITAETSWIRSCHAFTS AG.              3,152

----------------------------------------------------------------
SHARES                                                  VALUE
----------------------------------------------------------------
29,419      *  PACIFIC CENTURY CYBERWORKS LTD        $     8,392
   563         PANAFON HELLENIC TELECOM S.A.               3,050
    68      *  PORTUGAL TELECOM S.A. (BABY SHS)              474
 2,958      *  PORTUGAL TELECOM S.A.                      20,634
 1,205         RHEIN-WESTFALEN ELECTRIC AG. (STAMM)       47,924
 2,656         SCOTTISH & SOUTHERN ENERGY PLC             25,027
 5,681         SCOTTISH POWER PLC                         41,786
 1,042         SEVERN TRENT PLC                           10,917
13,000         SINGAPORE TELECOMMUNICATIONS LTD           13,556
 1,260         SONERA OYJ                                  9,824
 2,602         SUEZ                                       83,705
    88         SWISSCOM AG. (REGD)                        20,955
11,959         TELECOM ITALIA MOBILE S.P.A.               60,946
   417         TDC A/S                                    15,032
 5,674         TELECOM CORP OF NEW ZEALAND LTD            12,837
16,407         TELECOM ITALIA S.P.A.                     147,229
24,391      *  TELEFONICA DE ESPANA S.A.                 300,643
   376      *  TELEKOM AUSTRIA AG.                         2,307
 1,499         TELENOR AS                                  6,181
 4,960      *  TELEWEST COMMUNICATIONS PLC                 6,208
 2,903         TELIA AB                                   14,668
15,180         TELSTRA CORP LTD                           41,496
 1,073      *  TERRA LYCOS S.A.                            7,857
   296      *  TISCALI S.P.A.                              2,503
 1,600         TOHOKU ELECTRIC POWER CO, INC              26,107
 3,700         TOKYO ELECTRIC POWER CO, INC               95,825
   851         UNION ELECTRICA FENOSA S.A.                15,885
   485      *  UNITED PAN-EUROPE COMMUNICATIONS NV         1,231
 1,684         UNITED UTILITIES PLC                       15,951
177,095        VODAFONE GROUP PLC                        391,566
 9,633         VODAFONE GROUP PLC (SPON ADR)             215,297
                                                     -----------
               TOTAL UTILITIES                         3,994,177
                                                     -----------
TOTAL COMMON STOCK
(Cost $41,118,053)                                    36,125,038
                                                     -----------
TOTAL PORTFOLIO -- 97.85%
(Cost $41,181,158)                                    36,185,730
OTHER ASSETS AND LIABILITIES, NET -- 2.15%               793,483
                                                     -----------
NET ASSETS -- 100.00%                                $36,979,213
                                                     ===========

---------------
* Non-income producing

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  61

TIAA-CREF LIFE FUNDS                                   SOCIAL CHOICE EQUITY FUND
                      STATEMENT OF INVESTMENTS (Unaudited)

                                 June 30, 2001

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
COMMON STOCK -- 99.34%
BASIC INDUSTRIES -- 2.16%
   1,813        AIR PRODUCTS & CHEMICALS, INC         $    82,944
   1,062     *  BIRMINGHAM STEEL CORP                       1,104
     425        CABOT CORP                                 15,308
   3,964     *  CROWN CORK & SEAL CO, INC                  14,865
     900        ECOLAB, INC                                36,873
     105        FLEETWOOD ENTERPRISES, INC                  1,478
     234        FULLER (H.B.) CO                           11,676
   2,328        MASCO CORP                                 58,106
     114        NCH CORP                                    4,457
     855        POLYONE CORP                                8,900
   2,004        PPG INDUSTRIES, INC                       105,350
     600        SCHULMAN (A.), INC                          8,100
     800        SIGMA ALDRICH CORP                         30,896
   1,571        SONOCO PRODUCTS CO                         39,086
   2,548        STORA ENSO OYJ (SPON ADR)                  26,983
     800        VULCAN MATERIALS CO                        43,000
      14        WD-40 CO                                      365
   3,900        WORTHINGTON INDUSTRIES, INC                53,040
                                                      -----------
                TOTAL BASIC INDUSTRIES                    542,531
                                                      -----------
CONSUMER CYCLICAL -- 12.06%
  10,727     *  AOL TIME WARNER, INC                      568,531
   1,130     *  AT & T CORP - LIBERTY MEDIA GROUP
                  (CLASS A)                                19,763
      67        BANDAG, INC                                 1,829
   1,576     *  CLEAR CHANNEL COMMUNICATIONS, INC          98,815
   2,600     *  COMCAST CORP (CLASS A) (SPECIAL)          112,840
     551     *  COX COMMUNICATIONS, INC (CLASS A)          24,409
     562        DARDEN RESTAURANTS, INC                    15,679
   4,100        DELPHI AUTOMOTIVE SYSTEMS CORP             65,313
   6,729        DISNEY (WALT) CO                          194,400
     419        DOW JONES & CO, INC                        25,018
     128        FEDERAL-MOGUL CORP                            216
   1,396        GANNETT CO, INC                            91,996
   1,791        GAP, INC                                   51,939
   1,930        GENUINE PARTS CO                           60,795
     493        GRACO, INC                                 16,269
   1,300        HARLEY-DAVIDSON, INC                       61,204
   1,200        INTERPUBLIC GROUP OF COS, INC              35,220
     800        JOHNSON CONTROLS, INC                      57,976
     164     *  KMART CORP                                  1,881
     299        KNIGHT RIDDER, INC                         17,730
     400     *  KOHLS CORP                                 25,092
     162        LIZ CLAIBORNE, INC                          8,172
     800        MARRIOTT INTERNATIONAL, INC (CLASS
                  A)                                       37,872
     419        MAY DEPARTMENT STORES CO                   14,354
   5,851        MCDONALD'S CORP                           158,328
   1,199        MCGRAW-HILL COS, INC                       79,313
     292        MODINE MANUFACTURING CO                     8,053
     525        NEW YORK TIMES CO (CLASS A)                22,050
     820        NIKE, INC (CLASS B)                        34,431
     805        OMNICOM GROUP, INC                         69,230
     175        PENNEY, (J.C.) CO, INC                      4,613
     759        SEARS, ROEBUCK & CO                        32,113
   1,000     *  STARBUCKS CORP                             23,000
   2,394        SYSCO CORP                                 64,997
   1,754        TARGET CORP                                60,688
     727        TRIBUNE CO                                 29,087

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
     358        V.F. CORP                             $    13,024
   4,861     *  VIACOM, INC (CLASS B)                     251,555
   1,200        VISTEON CORP                               22,056
  11,036        WAL-MART STORES, INC                      538,557
     260        WHIRLPOOL CORP                             16,250
                                                      -----------
                TOTAL CONSUMER CYCLICAL                 3,034,658
                                                      -----------
CONSUMER NON-CYCLICAL -- 9.79%
   1,394        ALBERTSON'S, INC                           41,806
     725        AVON PRODUCTS, INC                         33,553
     300     *  BEST BUY CO, INC                           19,056
   1,703        CAMPBELL SOUP CO                           43,852
   1,023        CLOROX CO                                  34,628
   7,539        COCA-COLA CO                              339,255
     762        COCA-COLA ENTERPRISES, INC                 12,458
   2,203        COLGATE-PALMOLIVE CO                      129,954
     600     *  COSTCO WHOLESALE CORP                      24,648
     957        CVS CORP                                   36,940
   1,034        GENERAL MILLS, INC                         45,268
   3,814        GILLETTE CO                               110,567
     987        HASBRO, INC                                14,262
   1,608        HEINZ (H.J.) CO                            65,751
     482        HERSHEY FOODS CORP                         29,744
   6,084        HOME DEPOT, INC                           283,210
   1,464        KELLOGG CO                                 42,456
   2,139     *  KROGER CO                                  53,475
     921        LOWE'S COS, INC                            66,818
   2,042     *  MATTEL, INC                                38,634
   1,267        NEWELL RUBBERMAID, INC                     31,801
   4,610        PEPSICO, INC                              203,762
   4,785        PROCTER & GAMBLE CO                       305,283
     715        QUAKER OATS CO                             65,243
     367        RADIOSHACK CORP                            11,193
     100        RALSTON PURINA CO                           3,002
   1,408     *  SAFEWAY, INC                               67,584
     322     *  TOYS 'R' US, INC                            7,969
   2,684        UNILEVER NV (NEW YORK SHS)                159,885
   2,815        WALGREEN CO                                96,132
     980        WRIGLEY (WM) JR CO                         45,913
                                                      -----------
                TOTAL CONSUMER NON-CYCLICAL             2,464,102
                                                      -----------
ENERGY -- 3.34%
   1,706        ANADARKO PETROLEUM CORP                    92,175
   1,245        APACHE CORP                                63,183
   2,100        BAKER HUGHES, INC                          70,350
     562     *  BJ SERVICES CO                             15,949
   2,292        BURLINGTON RESOURCES, INC                  91,565
   1,147        DEVON ENERGY CORP (NEW)                    60,217
   1,200        EOG RESOURCES, INC                         42,660
     990     *  GRANT PRIDECO, INC                         17,315
   2,300        HALLIBURTON CO                             81,880
     504        HELMERICH & PAYNE, INC                     15,533
     801        MITCHELL ENERGY & DEVELOPMENT CORP
                  (CLASS A)                                37,046
   1,253        MURPHY OIL CORP                            92,220
     741     *  NABORS INDUSTRIES, INC                     27,565
     985        NOBLE AFFILIATES, INC                      34,819
     512     *  NOBLE DRILLING CORP                        16,768
     359     *  ROWAN COS, INC                              7,933
     172     *  SMITH INTERNATIONAL, INC                   10,302

 62  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                   SOCIAL CHOICE EQUITY FUND

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
ENERGY -- (CONTINUED)
   1,307        TRANSOCEAN SEDCO FOREX, INC           $    53,913
     190     *  WEATHERFORD INTERNATIONAL, INC              9,120
                                                      -----------
                TOTAL ENERGY                              840,513
                                                      -----------
FINANCIAL SERVICES -- 22.30%
   1,000        AEGON NV ARS                               28,400
   1,400        AFLAC, INC                                 44,086
   2,251        ALLSTATE CORP                              99,021
   4,553        AMERICAN EXPRESS CO                       176,656
   2,660        AMERICAN GENERAL CORP                     123,556
   6,888        AMERICAN INTERNATIONAL GROUP, INC         592,368
     600        AON CORP                                   21,000
   5,281        BANK OF AMERICA CORP                      317,018
   2,460        BANK OF NEW YORK CO, INC                  118,080
   3,584        BANK ONE CORP                             128,307
     900        BB&T CORP                                  33,030
     500        CAPITAL ONE FINANCIAL CORP                 30,000
     459        CHUBB CORP                                 35,540
  13,494        CITIGROUP, INC                            713,023
     120     *  CNA FINANCIAL CORP                          4,734
     589     *  CONSECO, INC                                8,039
     417        CRESCENT REAL ESTATE EQUITIES CO           10,245
     284        DUKE REALTY CORP                            7,057
   1,400        EQUITY OFFICE PROPERTIES TRUST             44,282
   2,375        FREDDIE MAC                               166,250
   1,650        FIFTH THIRD BANCORP                        99,082
   3,510        FIRST UNION CORP                          122,639
   3,485        FLEETBOSTON FINANCIAL CORP                137,483
   3,526        FANNIE MAE                                300,238
     400        HARTFORD FINANCIAL SERVICES GROUP,
                  INC                                      27,360
   2,088        HOUSEHOLD INTERNATIONAL, INC              139,269
   6,061        JP MORGAN CHASE & CO                      270,320
     936        KEYCORP                                    24,382
     300        LEHMAN BROTHERS HOLDINGS, INC              23,325
   1,549        MARSH & MCLENNAN COS, INC                 156,449
   3,181        MBNA CORP                                 104,813
   1,377        MELLON FINANCIAL CORP                      63,342
   2,264        MERRILL LYNCH & CO, INC                   134,142
   2,700        METROPOLITAN LIFE INSURANCE CO             83,646
   2,977        MORGAN STANLEY DEAN WITTER & CO           191,212
   1,860        NATIONAL CITY CORP                         57,250
     500        NORTHERN TRUST CORP                        31,250
   1,049        PNC FINANCIAL SERVICES GROUP, INC          69,013
   1,148        PROVIDIAN FINANCIAL CORP                   67,961
      97        ROUSE CO                                    2,779
   3,255        SCHWAB (CHARLES) CORP                      49,801
   1,092        SIMON PROPERTY GROUP, INC                  32,727
      88        SPIEKER PROPERTIES, INC                     5,275
     352        ST. PAUL COS, INC                          17,842
     600        STATE STREET CORP                          29,694
     958        SUNTRUST BANKS, INC                        62,059
     142        THE GOLDMAN SACHS GROUP, INC               12,183
   5,380        U.S. BANCORP (NEW)                        122,610
     673        USA EDUCATION, INC                         49,129
     845        WACHOVIA CORP                              60,121
   2,540        WASHINGTON MUTUAL, INC                     95,377
     351        WEINGARTEN REALTY INVESTORS                15,391
   5,401        WELLS FARGO & CO                          250,768
                                                      -----------
                TOTAL FINANCIAL SERVICES                5,609,624
                                                      -----------

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
HEALTH CARE -- 13.72%
     200     *  AETNA, INC (NEW)                      $     5,174
     495        ALLERGAN, INC                              42,322
   3,100     *  AMGEN, INC                                188,108
     600        APPLERA CORP (APPLIED BIOSYSTEMS
                  GROUP)                                   16,050
     283        BAUSCH & LOMB, INC                         10,255
   3,054        BAXTER INTERNATIONAL, INC                 149,646
   1,339        BECTON DICKINSON & CO                      47,922
     450        BERGEN BRUNSWIG CORP (CLASS A)              8,649
     850        BIOMET, INC                                40,851
   1,649     *  BOSTON SCIENTIFIC CORP                     28,033
   6,355        BRISTOL-MYERS SQUIBB CO                   332,366
   1,493        CARDINAL HEALTH, INC                      103,017
     691        CIGNA CORP                                 66,211
     488     *  FOREST LABORATORIES, INC                   34,648
     238     *  GENZYME CORP (BIOSURGERY DIVISION)          1,968
     240     *  GENZYME CORP (GENERAL DIVISION)            14,640
     154     *  GENZYME-MOLECULAR ONCOLOGY                  2,086
   1,060     *  GUIDANT CORP                               38,160
   2,650        HCA, INC                                  119,753
     251        HILLENBRAND INDUSTRIES, INC                14,334
     200     *  HUMANA, INC                                 1,970
   1,175        IMS HEALTH, INC                            33,487
     240     *  IVAX CORP                                   9,360
  10,315        JOHNSON & JOHNSON                         515,750
      62     *  LIFEPOINT HOSPITALS, INC                    2,745
   3,800        LILLY (ELI) & CO                          281,200
     805        MCKESSON HBOC, INC                         29,881
   3,940        MEDTRONIC, INC                            181,279
   7,087        MERCK & CO, INC                           452,930
     205        MYLAN LABORATORIES, INC                     5,766
   8,752        PFIZER, INC                               350,517
   4,762        SCHERING-PLOUGH CORP                      172,574
     183     *  ST. JUDE MEDICAL, INC                      10,980
      58     *  SYNAVANT, INC                                 412
   1,314     *  TENET HEALTHCARE CORP                      67,789
     118     *  TRIAD HOSPITALS, INC                        3,477
   1,100        UNITEDHEALTH GROUP, INC                    67,925
                                                      -----------
                TOTAL HEALTH CARE                       3,452,235
                                                      -----------
OTHER -- 0.18%
     358     *  DUN & BRADSTREET CORP                      10,095
     177        LIBERTY PROPERTY TRUST                      5,239
     717        MOODY'S CORP                               24,019
     200     *  ROBERT HALF INTERNATIONAL, INC              4,978
                                                      -----------
                TOTAL OTHER                                44,331
                                                      -----------
PRODUCER DURABLES -- 3.47%
     461        BALDOR ELECTRIC CO                          9,851
   1,500        COOPER INDUSTRIES, INC                     59,385
     434        CUMMINS, INC                               16,795
   1,267        DEERE & CO                                 47,955
   2,678        EMERSON ELECTRIC CO                       162,019
     724        GRAINGER (W.W.), INC                       29,799
   1,901        ILLINOIS TOOL WORKS, INC                  120,333
   1,344        INGERSOLL-RAND CO                          55,372

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  63

TIAA-CREF LIFE FUNDS                                   SOCIAL CHOICE EQUITY FUND

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
PRODUCER DURABLES -- (CONTINUED)
   2,283        MINNESOTA MINING & MANUFACTURING CO   $   260,490
     476        NORDSON CORP                               11,095
   1,547        PITNEY BOWES, INC                          65,159
     638        THOMAS & BETTS CORP                        14,080
   2,273        XEROX CORP                                 21,752
                                                      -----------
                TOTAL PRODUCER DURABLES                   874,085
                                                      -----------
TECHNOLOGY -- 20.05%
     100     *  3COM CORP                                     475
   1,900     *  ADC TELECOMMUNICATIONS, INC                12,540
     300        ADOBE SYSTEMS, INC                         14,100
     906     *  ADVANCED MICRO DEVICES, INC                26,165
   1,085     *  AGILENT TECHNOLOGIES, INC                  35,262
   1,200     *  ALTERA CORP                                34,800
     800     *  AMERICAN POWER CONVERSION CORP             12,600
   1,000     *  ANALOG DEVICES, INC                        43,250
   1,000     *  APPLE COMPUTER, INC                        23,250
   2,300     *  APPLIED MATERIALS, INC                    112,930
   2,883        AUTOMATIC DATA PROCESSING, INC            143,285
     678     *  AVAYA, INC                                  9,288
   1,323        AVERY DENNISON CORP                        67,539
     500     *  BROADCOM CORP (CLASS A)                    21,380
  18,200     *  CISCO SYSTEMS, INC                        331,240
   4,666        COMPAQ COMPUTER CORP                       72,276
   1,299        COMPUTER ASSOCIATES INTERNATIONAL,
                  INC                                      46,764
     400     *  COMVERSE TECHNOLOGY, INC                   22,840
   2,527        CORNING, INC                               42,226
   6,400     *  DELL COMPUTER CORP                        167,360
   1,668        ELECTRONIC DATA SYSTEMS CORP              104,250
   5,442     *  EMC CORP                                  158,090
   1,159        FIRST DATA CORP                            74,465
     955     *  GATEWAY, INC                               15,709
     300     *  GLENAYRE TECHNOLOGIES, INC                    384
   5,366        HEWLETT-PACKARD CO                        153,467
  17,000        INTEL CORP                                497,250
   4,621        INTERNATIONAL BUSINESS MACHINES CORP      522,173
   3,200     *  JDS UNIPHASE CORP                          40,800
     800        LINEAR TECHNOLOGY CORP                     35,376
     900     *  LSI LOGIC CORP                             16,920
   9,740        LUCENT TECHNOLOGIES, INC                   60,388
     800     *  MAXIM INTEGRATED PRODUCTS, INC             35,368
     296     *  MCDATA CORP (CLASS A)                       5,194
     100     *  MERCURY INTERACTIVE CORP                    5,990
   1,532     *  MICRON TECHNOLOGY, INC                     62,965
  12,900     *  MICROSOFT CORP                            941,700
     825        MOLEX, INC                                 30,137
     554     *  NATIONAL SEMICONDUCTOR CORP                16,132
     700     *  NETWORK APPLIANCE, INC                      9,590
   8,700     *  NORTEL NETWORKS CORP (U.S.)                79,083
     400     *  NOVELL, INC                                 2,276
  13,200     *  ORACLE CORP                               250,800
   1,386     *  PALM, INC                                   8,413
   1,300        PAYCHEX, INC                               52,000
   2,000     *  QUALCOMM, INC                             116,960
     600     *  SANMINA CORP                               14,046
     900     *  SIEBEL SYSTEMS, INC                        42,210
   1,788     *  SOLECTRON CORP                             32,720
   8,000     *  SUN MICROSYSTEMS, INC                     125,760

-----------------------------------------------------------------
SHARES                                                   VALUE
-----------------------------------------------------------------
   1,200     *  TELLABS, INC                          $    23,136
   4,574        TEXAS INSTRUMENTS, INC                    144,081
     900     *  VERITAS SOFTWARE CORP                      59,877
     139     *  VISHAY INTERTECHNOLOGY, INC                 3,197
     900     *  XILINX, INC                                37,116
   1,300     *  YAHOO!, INC                                25,987
                                                      -----------
                TOTAL TECHNOLOGY                        5,043,580
                                                      -----------
TRANSPORTATION -- 0.77%
     459     *  AMR CORP                                   16,583
      84        ARNOLD INDUSTRIES, INC                      1,626
     304        DELTA AIR LINES, INC                       13,400
     846     *  FEDEX CORP                                 34,009
   2,885        NORFOLK SOUTHERN CORP                      59,719
      68        RYDER SYSTEM, INC                           1,332
     376     *  SABRE HOLDINGS CORP                        18,800
   2,589        SOUTHWEST AIRLINES CO                      47,870
                                                      -----------
                TOTAL TRANSPORTATION                      193,339
                                                      -----------
UTILITIES -- 11.50%
   1,196        AGL RESOURCES, INC                         28,405
     651        ALLTEL CORP                                39,880
   8,339        AT & T CORP                               183,458
     588     *  AT & T WIRELESS GROUP                       9,613
   5,332        BELLSOUTH CORP                            214,719
   1,400     *  CALPINE CORP                               52,920
   1,300        DQE, INC                                   29,250
   3,142        EL PASO CORP                              165,080
   3,303        ENRON CORP                                161,847
   1,488        EQUITABLE RESOURCES, INC                   49,565
   1,700     *  GLOBAL CROSSING LTD                        14,688
   1,557        IDACORP, INC                               54,308
   2,045        KEYSPAN CORP                               74,601
     600        KINDER MORGAN, INC                         30,150
   1,400        MDU RESOURCES GROUP, INC                   44,296
     900        NATIONAL FUEL GAS CO                       46,791
     900     *  NEXTEL COMMUNICATIONS, INC (CLASS A)       15,750
   1,466        NICOR, INC                                 57,144
   3,102        NISOURCE, INC                              84,777
     841     *  NISOURCE, INC (SAILS)                       1,993
   3,787        OGE ENERGY CORP                            85,624
     979        PEOPLES ENERGY CORP                        39,355
   4,559        PUGENT ENERGY, INC                        119,445
   4,149        QWEST COMMUNICATIONS INTERNATIONAL,
                  INC                                     132,228
   8,948        SBC COMMUNICATIONS, INC                   357,876
   3,400        SCOTTISH POWER PLC ADR                     99,280
     210     *  SOUTHERN UNION CO                           4,284
   2,115        SPRINT CORP (FON GROUP)                    45,176
   1,579     *  SPRINT CORP (PCS GROUP)                    38,132
   7,476        VERIZON COMMUNICATIONS, INC               399,966
     400     *  WILLIAMS COMMUNICATIONS GROUP, INC          1,180
   3,325        WILLIAMS COS, INC                         109,558
     272        WORLDCOM, INC (MCI GROUP)                   4,379
   6,800     *  WORLDCOM, INC (WORLDCOM GROUP)             96,560
                                                      -----------
                TOTAL UTILITIES                         2,892,278
                                                      -----------
TOTAL COMMON STOCK
(Cost $28,591,450)                                     24,991,276
                                                      -----------

 64  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                   SOCIAL CHOICE EQUITY FUND

------------------------------------------------------------------
PRINCIPAL                                                 VALUE
------------------------------------------------------------------
SHORT TERM INVESTMENT -- 0.60%
U.S. GOVERNMENT AND AGENCY -- 0.60%
                 FEDERAL FARM CREDIT BANKS (FFCB)
$150,000           3.940%, 07/02/01                    $   149,984
                                                       -----------
TOTAL SHORT TERM INVESTMENT
(Cost $149,984)                                            149,984
                                                       -----------
TOTAL PORTFOLIO -- 99.94%
(Cost $28,741,434)                                      25,141,260
OTHER ASSETS AND LIABILITIES, NET -- 0.06%                  16,219
                                                       -----------
NET ASSETS -- 100.00%                                  $25,157,479
                                                       ===========

---------------
* Non-income producing

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  65

TIAA-CREF LIFE FUNDS                        STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2001                                                        (Unaudited)

                                                       STOCK        GROWTH       GROWTH &     INTERNATIONAL   SOCIAL CHOICE
                                                       INDEX        EQUITY        INCOME         EQUITY          EQUITY
                                                       FUND          FUND          FUND           FUND            FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS
  Portfolio investments, at cost                    $97,991,440   $69,532,009   $68,260,395    $41,181,158     $28,741,434
  Net unrealized depreciation of portfolio
    investments                                      (5,878,766)  (15,274,779)   (7,133,813)    (4,995,428)     (3,600,174)
---------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                    92,112,674    54,257,230    61,126,582     36,185,730      25,141,260
  Cash                                                    7,410         1,131        95,638        805,723           1,245
  Receivable from securities transactions             1,913,940     6,125,619            --      4,191,159              --
  Receivable from Fund shares sold                           --       567,022       279,768        337,018              90
  Dividends and interest receivable                      70,585        14,813        40,476         56,991          18,865
---------------------------------------------------------------------------------------------------------------------------
    Total assets                                     94,104,609    60,965,815    61,542,464     41,576,621      25,161,460
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES
  Accrued expenses                                        6,305        11,712        12,182          9,213           3,981
  Payable for securities transactions                 2,289,007     5,936,763        70,131      4,588,195              --
  Payable for Fund shares redeemed                       18,306            --            --             --              --
---------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                 2,313,618     5,948,475        82,313      4,597,408           3,981
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $91,790,991   $55,017,340   $61,460,151    $36,979,213     $25,157,479
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
  Paid in capital                                   $99,330,306   $81,709,781   $70,521,687    $60,966,666     $28,640,589
  Accumulated undistributed net investment income       529,048        57,835       284,388        363,894         135,943
  Accumulated undistributed net realized loss on
    total investments                                (2,189,597)  (11,475,497)   (2,212,073)   (19,348,317)        (18,879)
  Accumulated net unrealized depreciation on total
    investments                                      (5,878,766)  (15,274,779)   (7,133,851)    (5,003,030)     (3,600,174)
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                          $91,790,991   $55,017,340   $61,460,151    $36,979,213     $25,157,479
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Outstanding shares of beneficial interest,
  unlimited shares authorized ($.0001 par value)      3,499,716     3,430,090     2,837,161      2,604,128       1,150,317

NET ASSET VALUE PER SHARE                                $26.23        $16.04        $21.66         $14.20          $21.87
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

 66  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                    STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2001                               (Unaudited)

                                                 STOCK           GROWTH          GROWTH &        INTERNATIONAL      SOCIAL CHOICE
                                                 INDEX           EQUITY           INCOME            EQUITY             EQUITY
                                                 FUND             FUND             FUND              FUND               FUND
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                    $    11,865      $    12,383      $    22,787       $     7,089        $     5,090
  Dividends                                       548,306          113,743          333,455           467,733            154,282
  Foreign taxes withheld                              (71)            (299)          (3,173)          (53,791)              (694)
---------------------------------------------------------------------------------------------------------------------------------
    Total income                                  560,100          125,827          353,069           421,031            158,678
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
  Management fees                                 133,490          123,935          130,145           102,095             48,663
  Trustee fees and expenses                           979              593              651               424                275
---------------------------------------------------------------------------------------------------------------------------------
  Total expenses before waiver                    134,469          124,528          130,796           102,519             48,938
    Less management fees waived by the
      advisor                                    (102,342)         (56,579)         (62,115)          (46,232)           (26,203)
---------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                   32,127           67,949           68,681            56,287             22,735
---------------------------------------------------------------------------------------------------------------------------------

  Net investment income                           527,973           57,878          284,388           364,744            135,943
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON TOTAL INVESTMENTS
  Net realized gain (loss) on:
    Portfolio investments                      (1,671,424)      (9,809,431)      (1,969,865)       (7,570,858)           (61,254)
    Foreign currency transactions                      --              737              (72)          (72,583)                --
---------------------------------------------------------------------------------------------------------------------------------
  Net realized loss on total investments       (1,671,424)      (9,808,694)      (1,969,937)       (7,643,441)           (61,254)
---------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized depreciation
    on:
    Portfolio investments                      (4,619,161)         358,643       (3,372,884)         (108,131)        (2,316,068)
    Translation of assets (other than
      portfolio investments) and
      liabilities denominated
      in foreign currencies                            --               --              (25)           (6,006)                --
---------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized depreciation
    on total investments                       (4,619,161)         358,643       (3,372,909)         (114,137)        (2,316,068)
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on
    total investments                          (6,290,585)      (9,450,051)      (5,342,846)       (7,757,578)        (2,377,322)
---------------------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                 $(5,762,612)     $(9,392,173)     $(5,058,458)      $(7,392,834)       $(2,241,379)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  67

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------

                                                           STOCK INDEX FUND                          GROWTH EQUITY FUND
                                               ----------------------------------------    --------------------------------------
                                                                                                                  FOR THE PERIOD
                                                                                                                  MARCH 1, 2000
                                                                                                                 (COMMENCEMENT OF
                                               FOR THE SIX MONTHS    FOR THE YEAR ENDED    FOR THE SIX MONTHS     OPERATIONS) TO
                                                 ENDED JUNE 30,         DECEMBER 31,         ENDED JUNE 30,        DECEMBER 31,
                                                      2001                  2000                  2001                 2000
---------------------------------------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)                                 (UNAUDITED)
CHANGE IN NET ASSETS

OPERATIONS:
  Net investment income                           $   527,973           $   893,000           $    57,878          $    148,049
  Net realized gain (loss) on total
    investments                                    (1,671,424)            1,352,080            (9,808,694)           (1,666,748)
  Net change in unrealized depreciation on
    total investments                              (4,619,161)           (9,088,906)              358,643           (15,633,422)
---------------------------------------------------------------------------------------------------------------------------------
  Net decrease from operations                     (5,762,612)           (6,843,826)           (9,392,173)          (17,152,121)
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               --              (893,000)                   --              (148,049)
  In excess of net investment income                       --                (7,330)                   --                  (591)
  From net realized gain on total investments              --            (1,816,255)                   --                    --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                    --            (2,716,585)                   --              (148,640)
---------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:
  Seed money subscriptions                                 --                    --                    --            50,100,000
  Subscriptions                                    10,684,973            45,947,283             7,836,152            25,324,095
  Reinvestment of distributions                            --             2,716,587                    --               148,640
  Redemptions                                      (2,452,249)           (4,123,241)             (795,569)             (903,044)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase from shareholder
      transactions                                  8,232,724            44,540,629             7,040,583            74,669,691
---------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets           2,470,112            34,980,218            (2,351,590)           57,368,930

NET ASSETS
  Beginning of period                              89,320,879            54,340,661            57,368,930                    --
---------------------------------------------------------------------------------------------------------------------------------
  End of period                                   $91,790,991           $89,320,879           $55,017,340          $ 57,368,930
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

CHANGE IN FUND SHARES:
  Shares outstanding, beginning of period           3,197,028             1,746,701             3,023,424                    --
---------------------------------------------------------------------------------------------------------------------------------
  Seed money shares sold                                   --                    --                    --             2,004,000
  Shares sold                                         392,921             1,487,311               454,680             1,049,542
  Shares issued in reinvestment of
    distributions                                          --                96,779                    --                 7,702
  Shares redeemed                                     (90,233)             (133,763)              (48,014)              (37,820)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding                302,688             1,450,327               406,666             3,023,424
---------------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of period                 3,499,716             3,197,028             3,430,090             3,023,424
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

 68  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

             GROWTH & INCOME FUND                  INTERNATIONAL EQUITY FUND                SOCIAL CHOICE EQUITY FUND
    --------------------------------------   --------------------------------------   --------------------------------------
                          FOR THE PERIOD                           FOR THE PERIOD                           FOR THE PERIOD
                           MARCH 1, 2000                            MARCH 1, 2000                            MARCH 1, 2000
                         (COMMENCEMENT OF                         (COMMENCEMENT OF                         (COMMENCEMENT OF
    FOR THE SIX MONTHS    OPERATIONS) TO     FOR THE SIX MONTHS    OPERATIONS) TO     FOR THE SIX MONTHS    OPERATIONS) TO
      ENDED JUNE 30,       DECEMBER 31,        ENDED JUNE 30,       DECEMBER 31,        ENDED JUNE 30,       DECEMBER 31,
           2001                2000                 2001                2000                 2001                2000
----------------------------------------------------------------------------------------------------------------------------
       (UNAUDITED)                              (UNAUDITED)                              (UNAUDITED)

       $   284,388          $   476,648         $   364,744         $    374,888         $   135,943          $   241,937
        (1,969,937)              17,297          (7,643,441)         (11,790,147)            (61,254)             230,995
        (3,372,909)          (3,760,942)           (114,137)          (4,888,893)         (2,316,068)          (1,284,106)
----------------------------------------------------------------------------------------------------------------------------
        (5,058,458)          (3,266,997)         (7,392,834)         (16,304,152)         (2,241,379)            (811,174)
----------------------------------------------------------------------------------------------------------------------------

                --             (476,648)                 --             (302,244)                 --             (241,937)
                --              (13,160)                 --                   --                  --               (3,928)
                --             (246,760)                 --                   --                  --             (184,692)
----------------------------------------------------------------------------------------------------------------------------
                --             (736,568)                 --             (302,244)                 --             (430,557)
----------------------------------------------------------------------------------------------------------------------------

                --           50,100,000                  --           50,100,000                  --           25,100,000
         6,991,575           13,433,258           2,634,713            8,327,508           1,570,742            2,084,218
                --              736,568                  --              302,244                  --              430,557
          (538,541)            (200,686)           (268,833)            (117,189)           (148,953)            (395,975)
----------------------------------------------------------------------------------------------------------------------------
         6,453,034           64,069,140           2,365,880           58,612,563           1,421,789           27,218,800
----------------------------------------------------------------------------------------------------------------------------
         1,394,576           60,065,575          (5,026,954)          42,006,167            (819,590)          25,977,069

        60,065,575                   --          42,006,167                   --          25,977,069                   --
----------------------------------------------------------------------------------------------------------------------------
       $61,460,151          $60,065,575         $36,979,213         $ 42,006,167         $25,157,479          $25,977,069
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

         2,548,837                   --           2,450,480                   --           1,086,907                   --
----------------------------------------------------------------------------------------------------------------------------
                --            2,004,000                  --            2,004,000                  --            1,004,000
           312,809              521,711             171,282              435,510              70,209               80,315
                --               31,052                  --               17,800                  --               17,940
           (24,485)              (7,926)            (17,634)              (6,830)             (6,799)             (15,348)
----------------------------------------------------------------------------------------------------------------------------
           288,324            2,548,837             153,648            2,450,480              63,410            1,086,907
----------------------------------------------------------------------------------------------------------------------------
         2,837,161            2,548,837           2,604,128            2,450,480           1,150,317            1,086,907
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  69

TIAA-CREF LIFE FUNDS                                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  STOCK INDEX FUND
                                         -------------------------------------------------------------------
                                                                                           FOR THE PERIOD
                                            FOR THE         FOR THE        FOR THE        DECEMBER 1, 1998
                                           SIX MONTHS      YEAR ENDED     YEAR ENDED      (COMMENCEMENT OF
                                         ENDED JUNE 30,   DECEMBER 31,   DECEMBER 31,      OPERATIONS) TO
                                            2001(A)           2000           1999       DECEMBER 31, 1998(A)
------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)

SELECTED PER SHARE DATA

  Net asset value, beginning of period       $27.94          $31.11         $26.05             $25.00
------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment
    operations:
    Net investment income                      0.15            0.29           0.26               0.05
    Net realized and unrealized gain
      (loss) on total investments             (1.86)          (2.58)          5.26               1.05
------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment
      operations                              (1.71)          (2.29)          5.52               1.10
------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                        --           (0.29)         (0.26)             (0.05)
    In excess of net investment income           --              --             --                 --
    Net realized gains                           --           (0.59)         (0.20)                --
------------------------------------------------------------------------------------------------------------
    Total distributions                          --           (0.88)         (0.46)             (0.05)
------------------------------------------------------------------------------------------------------------
  Net asset value, end of period             $26.23          $27.94         $31.11             $26.05
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                  (6.12)%         (7.38)%        21.20%              4.41%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in
    thousands)                              $91,791         $89,321        $54,341            $26,212
  Ratio of expenses to average net
    assets before expense waiver               0.15%           0.30%          0.30%              0.03%
  Ratio of expenses to average net
    assets after expense waiver                0.04%           0.07%          0.07%              0.01%
  Ratio of net investment income to
    average net assets                         0.59%           1.14%          1.28%              0.22%
  Portfolio turnover rate                      5.84%          16.48%         14.22%              0.00%

  (a) The percentages shown for this period are not annualized.
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

                                                  GROWTH EQUITY FUND
                                         -------------------------------------
                                                             FOR THE PERIOD
                                            FOR THE          MARCH 1, 2000
                                           SIX MONTHS       (COMMENCEMENT OF
                                         ENDED JUNE 30,      OPERATIONS) TO
                                            2001(A)       DECEMBER 31, 2000(A)
---------------------------------------  -------------------------------------
                                          (UNAUDITED)
SELECTED PER SHARE DATA
  Net asset value, beginning of period       $18.97              $25.00
---------------------------------------------------------------------------------------------------
  Gain (loss) from investment
    operations:
    Net investment income                      0.02                0.05
    Net realized and unrealized gain
      (loss) on total investments             (2.95)              (6.03)
------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment
      operations                              (2.93)              (5.98)
------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                        --               (0.05)
    In excess of net investment income           --                  --
    Net realized gains                           --                  --
------------------------------------------------------------------------------------------------------------
    Total distributions                          --               (0.05)
------------------------------------------------------------------------------------------------------------
  Net asset value, end of period             $16.04              $18.97
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                 (15.45)%            (23.89)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets at end of period (in
    thousands)                              $55,017             $57,369
  Ratio of expenses to average net
    assets before expense waiver               0.23%               0.39%
  Ratio of expenses to average net
    assets after expense waiver                0.13%               0.21%
  Ratio of net investment income to
    average net assets                         0.11%               0.25%
  Portfolio turnover rate                     25.03%              35.54%
  (a) The percentages shown for this
  period are not annualized.
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

 70  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT      See notes to
                                                            financial statements

TIAA-CREF LIFE FUNDS                                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

            GROWTH & INCOME FUND                  INTERNATIONAL EQUITY FUND               SOCIAL CHOICE EQUITY FUND
    -------------------------------------   -------------------------------------   -------------------------------------
                        FOR THE PERIOD                          FOR THE PERIOD                          FOR THE PERIOD
       FOR THE          MARCH 1, 2000          FOR THE          MARCH 1, 2000          FOR THE          MARCH 1, 2000
      SIX MONTHS       (COMMENCEMENT OF       SIX MONTHS       (COMMENCEMENT OF       SIX MONTHS       (COMMENCEMENT OF
    ENDED JUNE 30,      OPERATIONS) TO      ENDED JUNE 30,      OPERATIONS) TO      ENDED JUNE 30,      OPERATIONS) TO
       2001(A)       DECEMBER 31, 2000(A)      2001(A)       DECEMBER 31, 2000(A)      2001(A)       DECEMBER 31, 2000(A)
-------------------------------------------------------------------------------------------------------------------------
     (UNAUDITED)                             (UNAUDITED)                             (UNAUDITED)

        $23.57              $25.00              $17.14              $25.00              $23.90              $25.00
-------------------------------------------------------------------------------------------------------------------------
          0.10                0.19                0.14                0.15                0.12                0.23
         (2.01)              (1.33)              (3.08)              (7.89)              (2.15)              (0.93)
-------------------------------------------------------------------------------------------------------------------------
         (1.91)              (1.14)              (2.94)              (7.74)              (2.03)              (0.70)
-------------------------------------------------------------------------------------------------------------------------
            --               (0.18)                 --               (0.12)                 --               (0.23)
            --               (0.01)                 --                  --                  --                  --
            --               (0.10)                 --                  --                  --               (0.17)
-------------------------------------------------------------------------------------------------------------------------
            --               (0.29)                 --               (0.12)                 --               (0.40)
-------------------------------------------------------------------------------------------------------------------------
        $21.66              $23.57              $14.20              $17.14              $21.87              $23.90
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

         (8.10)%             (4.55)%            (17.15)%            (30.94)%             (8.49)%             (2.80)%

       $61,460             $60,066             $36,979             $42,006             $25,157             $25,977
          0.22%               0.37%               0.26%               0.44%               0.19%               0.33%
          0.12%               0.19%               0.15%               0.25%               0.09%               0.15%
          0.48%               0.84%               0.94%               0.88%               0.54%               0.92%
         16.04%              20.43%              58.56%              79.47%               6.47%               4.94%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

See notes to financial statements     2001 SEMI-ANNUAL REPORT TIAA-CREF Personal
                                                              Annuity Select  71

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)

NOTE 1. ORGANIZATION

TIAA-CREF Life Funds (the "Funds") is a Delaware business trust that was organized on August 13, 1998 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of five series (each referred to as a "Fund").

TIAA-CREF Life Separate Account VA-1 (the "Account"), which is registered with the Commission as a unit investment trust under the 1940 Act, has sub-accounts which correspond to and invest in each of the Funds. The Account is a separate account of TIAA-CREF Life Insurance Company ("TIAA-CREF Life"), which commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, and is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), also a legal reserve life insurance company, which was established under the insurance laws of the State of New York in 1918.

The Stock Index Fund commenced operations on December 1,1998 when the Account purchased 4,000 shares at $25 per share for a total of $100,000 and TIAA purchased 1,000,000 shares at $25 per share for a total of $25,000,000. The Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds commenced operations on March 1, 2000 when the Account purchased 4,000 shares at $25 per share for a total of $100,000 in each Fund and TIAA purchased 2,000,000 shares at $25 per share for a total of $50,000,000 each in the Growth Equity, Growth & Income and International Equity Funds and 1,000,000 shares at $25 per share for a total of $25,000,000 in the Social Choice Equity Fund. At June 30, 2001, the Account and TIAA held the following amounts in the Funds:

                                                        ACCOUNT         TIAA
                                                      -----------    -----------
Stock Index Fund                                      $64,288,491    $27,502,500
Growth Equity Fund                                     22,856,438     32,160,902
Growth & Income Fund                                   17,597,339     43,862,812
International Equity Fund                               8,370,625     28,608,588
Social Choice Equity Fund                               2,920,475     22,237,004

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment advisory services for the Funds pursuant to an Investment Management Agreement between Advisors and the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

 72  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) -- (Continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recognized on the accrual basis and discounts and premiums are amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, except for certain foreign dividends, which are recorded as the Funds are informed of the ex-dividend date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: The records of the Funds are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to normal market risks, this exposes the Funds to the risk that the transaction may not be consummated. The price and interest rate of such securities are fixed at trade date. For when-issued purchases, a Fund does not earn interest on such security until the settlement date.

RESTRICTED SECURITIES: Restricted securities held by the Funds, which are identified in the accompanying statements of investments, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income and realized gains, if any, are declared and paid annually. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

FEDERAL INCOME TAXES: The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, and will not be subject to federal income taxes to the extent that they distribute substantially all taxable income each year.

                   2001 SEMI-ANNUAL REPORT TIAA-CREF Personal Annuity Select  73

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) -- (Continued)

NOTE 3. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund until July 1, 2006. As a result, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                                                               MANAGEMENT FEE
                                                   MANAGEMENT FEE    WAIVER     AFTER WAIVER
                                                   --------------    ------    --------------
Stock Index Fund                                        0.30%         0.23%         0.07%
Growth Equity Fund                                      0.46%         0.21%         0.25%
Growth & Income Fund                                    0.44%         0.21%         0.23%
International Equity Fund                               0.53%         0.24%         0.29%
Social Choice Equity Fund                               0.39%         0.21%         0.18%

NOTE 4. INVESTMENTS

At June 30, 2001, the net unrealized depreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, for the Funds was as follows:

                                              GROSS UNREALIZED    GROSS UNREALIZED    NET UNREALIZED
                                                APPRECIATION        DEPRECIATION       DEPRECIATION
                                              ----------------    ----------------    --------------
Stock Index Fund                                 $9,635,256         $15,514,022        $ (5,878,766)
Growth Equity Fund                                2,182,746          17,457,525         (15,274,779)
Growth & Income Fund                              5,978,121          13,111,934          (7,133,813)
International Equity Fund                         1,588,966           6,584,394          (4,995,428)
Social Choice Equity Fund                         3,077,707           6,677,881          (3,600,174)

Purchases and sales of securities, other than short-term money market instruments, for the six months ended June 30, 2001 were as follows:

                                     NON-GOVERNMENT    GOVERNMENT    NON-GOVERNMENT    GOVERNMENT
                                       PURCHASES       PURCHASES         SALES           SALES
                                     --------------    ----------    --------------    ----------
Stock Index Fund                      $16,965,886       $121,259      $ 8,078,417       $54,959
Growth Equity Fund                     21,103,841        531,838       15,422,272            --
Growth & Income Fund                   16,928,234        342,710       11,091,020            --
International Equity Fund              26,340,175             --       24,272,067            --
Social Choice Equity Fund               4,095,467         22,974        2,439,585        44,317

NOTE 5. TRUSTEE FEES

The Funds pay their Trustees, who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees.

 74  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) -- (Concluded)

NOTE 6. LINE OF CREDIT

The Funds share in a $2.5 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of shareholder redemptions that otherwise might require the untimely disposition of securities. Certain accounts/funds of College Retirement Equities Fund, TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds and TIAA Separate Account VA-1, all of which are managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts/funds. Interest associated with any borrowing under the facility will be charged to the borrowing accounts/funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2001, there were no borrowings under this credit facility by the Funds.

                   2001 SEMI-ANNUAL REPORT TIAA-CREF Personal Annuity Select  75

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1               SUMMARY FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                                                                     (Unaudited)

                                                      STOCK        GROWTH       GROWTH &     INTERNATIONAL    SOCIAL CHOICE
                                                      INDEX        EQUITY        INCOME         EQUITY           EQUITY
                                                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
AS OF JUNE 30, 2001:
ASSETS
  Investments, at cost                             $71,919,772   $31,193,727   $19,831,474   $10,583,911       $3,204,321
---------------------------------------------------------------------------------------------------------------------------
    Shares held in corresponding TIAA-CREF Life
      Funds                                          2,450,953     1,424,965       812,435       589,481          133,538
    Net asset value per share ("NAV")                    26.23         16.04         21.66         14.20            21.87
---------------------------------------------------------------------------------------------------------------------------
  Investments, at value (shares X NAV)              64,288,491    22,856,438    17,597,339     8,370,625        2,920,475
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                         $64,288,491   $22,856,438   $17,597,339    $8,370,625       $2,920,475
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number of Accumulation Units outstanding             2,354,373     1,428,322       809,643       590,741          131,771
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER ACCUMULATION UNIT                   $27.29        $16.00        $21.73        $14.17           $22.16
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                                                      STOCK        GROWTH       GROWTH &     INTERNATIONAL    SOCIAL CHOICE
                                                      INDEX        EQUITY        INCOME         EQUITY           EQUITY
                                                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2001:
CHANGE IN NET ASSETS:
FROM OPERATIONS
  Net investment loss                              $   (92,138)  $   (30,182)  $   (21,737)   $  (11,587)      $   (3,302)
  Realized loss on investments                        (173,983)     (377,855)      (50,856)     (100,075)         (28,439)
  Net change in unrealized depreciation
    on investments                                  (3,792,771)   (3,133,630)   (1,158,159)   (1,365,365)        (148,926)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                         (4,058,892)   (3,541,667)   (1,230,752)   (1,477,027)        (180,667)
---------------------------------------------------------------------------------------------------------------------------
FROM CONTRACTOWNER TRANSACTIONS
  Premiums                                          12,765,369     7,053,548     6,246,425     2,383,312        1,342,003
  Net Contractowner transfers (to) from fixed
    account                                         (2,117,839)      319,579       618,722        93,413           86,957
  Annuity payments                                        (465)           --            --            --               --
  Withdrawals and death benefits                    (2,321,512)     (302,233)     (390,318)      (99,204)          (3,865)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM CONTRACTOWNER TRANSACTIONS                    8,325,553     7,070,894     6,474,829     2,377,521        1,425,095
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                           4,266,661     3,529,227     5,244,077       900,494        1,244,428
NET ASSETS
  Beginning of period                               60,021,830    19,327,211    12,353,262     7,470,131        1,676,047
---------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                    $64,288,491   $22,856,438   $17,597,339    $8,370,625       $2,920,475
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                             (6.27)%      (15.68)%       (8.26)%      (17.29)%          (8.76)%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS                                      0.15%         0.15%         0.15%         0.15%            0.15%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  The percentages shown above are not annualized.

 76  TIAA-CREF Personal Annuity Select 2001 SEMI-ANNUAL REPORT

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